UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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Domestic Dividend Funds

Annual Report

March 31, 2010

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

1

Management’s Discussion of Funds’ Performance (unaudited)

Domestic Dividend Funds

The U.S equity market, measured by the Russell 3000 Index, S&P 500 Index, and Dow Jones Industrial Average, all popular benchmarks for the broad U.S. equity market, rallied between 47% and 53% for the 12 month period ended March 31, 2010 (the “period”). These 12-month gains in stock prices came close to erasing the significant declines in those same benchmarks that ranged from 36% to 38% for the 12 months ended March 31, 2009. The broad U.S. market averages are now showing cumulative losses of 5-7% over the prior 24-months.

In the depths of the bear market that occurred in March 2009, investors were panicking about the safety of major financial institutions and those fears spread throughout the entire economy. At the close of the Funds’ fiscal year end in March 2010, concerns about a meltdown of the financial system have largely been taken off the table, though significant worries about the health of the economy remain. The Federal Reserve, led by Chairman Benjamin Bernanke, instituted a series of emergency lending programs that restored confidence in the financial system, jump started bank lending, and lowered the interest rates for consumers and businesses. These extraordinary measures included, but were not limited to, “quantitative easing” policies to keep long-term bond and mortgage rates low and the lowering of the Federal Funds target interest rate to a historically low level — near zero. In addition to the easing monetary policies and the special Federal Reserve programs designed to restore confidence in the financial system, substantial fiscal policy support measures for the economy were enacted by newly elected President Barack Obama, who assumed office in January 2009. While the U.S. unemployment rate, a lagging economic indicator, remained stubbornly high at 9.7% in March 2010, consumer and investor confidence generally rose throughout the period.

TICKER	WISDOMTREE FUND	1 YEAR RETURN	CAPITALIZATION-WEIGHTED BENCHMARK INDEX	1 YEAR RETURN	1 YEAR RETURN FUND VS INDEX
DES	SmallCap Dividend Fund	83.27%	Russell 2000 Index	62.76%	20.51%
DON	MidCap Dividend Fund	77.34%	S&P MidCap 400 Index	64.07%	13.27%
DTN	Dividend ex-Financials Fund	66.66%	Dow Jones U.S. Select Dividend Index	53.07%	13.59%
DHS	Equity Income Fund	58.47%	Russell 1000 Value Index	53.56%	4.91%
DTD	Total Dividend Fund	50.83%	Russell 3000 Index	52.44%	-1.61%
DLN	LargeCap Dividend Fund	46.53%	S&P 500 Index	49.77%	-3.24%

As with the downturn, in which small cap stocks led the broader markets on the way down during the year ended March 31, 2009, small cap stocks led the markets higher during the year ended March 31, 2010. The perceived tendency of small cap stocks to outperform larger capitalization companies during the initial recovery phases of a bull market and their relative underperformance in recessions and bear markets is tied to many investors’ views that small cap stocks are more sensitive to the changing economic conditions than large capitalization stocks. This general tendency was played out during the period as many small cap stocks saw significant relative gains.

WisdomTree’s dividend weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the underlying WisdomTree index. There are two primary factors that drive performance differential versus market cap-weighted benchmarks: aggregate exposure to a sector and stock selection within a sector, both of which are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather they are objectively determined at the index re-balancing dates based on the dividend stream.

Several market sectors enjoyed significant rebounds after the March 2009 lows. The best performing sector over the period was the financial sector. While this sector suffered significant downturns as the financial crisis unfolded, it recovered well as fears over the collapse of the system largely faded away. The WisdomTree dividend funds with the greatest exposure to the financial sector in the period — the WisdomTree Equity Income

2	WisdomTree Domestic Dividend Funds

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

Fund (DHS), WisdomTree MidCap Dividend Fund (DON), and WisdomTree SmallCap Dividend Fund (DES) — therefore had better performance relative to funds with less financial sector exposure.

As investors started anticipating better economic times ahead, sectors most closely tied to cyclical growth also performed well. For example, the information technology and consumer discretionary sectors within the S&P 500 returned 70% and 58% during the period, respectively. Technology companies, which do not tend to pay a lot of dividends, were under-weighted in WisdomTree’s dividend weighted strategies, which created a drag on Fund returns.

Also, non-cyclical sectors, such as telecommunications and utilities, which are generally regarded as stable during economic downturns, didn’t fare as well during the recovery. Utilities and telecommunications were the two worst performing sectors during the period, returning 21% and 12%, respectively. These two sectors, which have historically had average dividend streams, received relatively more weight in WisdomTree’s large capitalization funds — the WisdomTree Total Dividend Fund (DTD), WisdomTree LargeCap Dividend Fund (DLN), and WisdomTree Equity Income Fund (DHS). The overweight to these sectors had a negative impact on the returns of these Funds.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 11 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
AT&T, Inc.	4.0%
Exxon Mobil Corp.	3.4%
Johnson & Johnson	2.4%
Chevron Corp.	2.3%
Procter & Gamble Co. (The)	2.3%
Verizon Communications, Inc.	2.2%
General Electric Co.	2.1%
Pfizer, Inc.	2.1%
Philip Morris International, Inc.	2.0%
Merck & Co., Inc.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (Ticker Symbol: DTD) returned 50.83% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Financials, which had above average returns and had a notable contribution to positive Fund performance. Information Technology, a sector that outperformed, was a significant underweight during the period, which created a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index
One Year	50.83%	49.37%	52.10%	52.44%
Three Year	-6.53%	-6.72%	-5.90%	-3.99%
Since Inception[1]	-1.23%	-1.44%	-0.82%	0.62%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
AT&T, Inc.	9.2%
Chevron Corp.	5.4%
Verizon Communications, Inc.	5.1%
Pfizer, Inc.	4.9%
Philip Morris International, Inc.	4.8%
Merck & Co., Inc.	4.7%
ConocoPhillips	3.1%
Altria Group, Inc.	3.0%
McDonald’s Corp.	2.6%
Bristol-Myers Squibb Co.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The WisdomTree Equity Income Fund (Ticker Symbol: DHS) returned 58.47% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweight position to Financials, which had above average returns and had a notable contribution to positive Fund performance. Telecommunication Services stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
One Year	58.47%	56.73%	59.55%	53.56%
Three Year	-11.52%	-11.81%	-11.23%	-7.33%
Since Inception[1]	-5.13%	-5.39%	-4.92%	-1.48%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
AT&T, Inc.	4.6%
Exxon Mobil Corp.	4.0%
Johnson & Johnson	2.8%
Chevron Corp.	2.7%
Procter & Gamble Co. (The)	2.7%
Verizon Communications, Inc.	2.6%
General Electric Co.	2.5%
Pfizer, Inc.	2.5%
Philip Morris International, Inc.	2.4%
Merck & Co., Inc.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (Ticker Symbol: DLN) returned 46.53% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Financials, which had above average returns and had a notable contribution to positive Fund performance. Information Technology, a sector that outperformed, was a significant underweight during the period, which created a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index
One Year	46.53%	45.49%	47.57%	49.77%
Three Year	-6.97%	-7.18%	-6.43%	-4.17%
Since Inception[1]	-1.62%	-1.82%	-1.21%	0.37%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

(Formerly, WisdomTree Dividend Top 100 Fund)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Qwest Communications International, Inc.	3.3%
CenturyTel, Inc.	2.4%
Altria Group, Inc.	2.3%
Reynolds American, Inc.	2.2%
Progress Energy, Inc.	1.8%
Spectra Energy Corp.	1.7%
AT&T, Inc.	1.7%
Verizon Communications, Inc.	1.7%
Centerpoint Energy, Inc.	1.7%
E.I. Du Pont de Nemours & Co.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index. Effective May 7, 2009, the WisdomTree Dividend Top 100 Fund changed its investment objective and was renamed the WisdomTree Dividend ex-Financials Fund. The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend ex-Financials Fund (Ticker Symbol: DTN) returned 66.66% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Health Care, which had below average returns. This underweighting had a notable contribution to positive Fund performance. Utilities stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Dow Jones U.S. Select Dividend Index
One Year	66.66%	65.34%	67.88%	53.07%
Three Year	-6.67%	-6.91%	-6.18%	-9.01%
Since Inception[2]	-0.44%	-0.65%	-0.09%	-3.11%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Windstream Corp.	1.8%
New York Community Bancorp, Inc.	1.7%
Pitney Bowes, Inc.	1.3%
Frontier Communications Corp.	1.3%
Kimco Realty Corp.	1.2%
Cincinnati Financial Corp.	1.2%
Macerich Co. (The)	1.1%
NiSource, Inc.	1.1%
Apollo Investment Corp.	1.0%
Pepco Holdings, Inc.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (Ticker Symbol: DON) returned 77.34% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Financials & Consumer Discretionary, which had a notable contribution to positive Fund performance. Utilities stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index
One Year	77.34%	75.84%	78.66%	64.07%
Three Year	-3.97%	-4.16%	-4.46%	-0.83%
Since Inception[1]	1.10%	1.06%	0.66%	3.25%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Ares Capital Corp.	2.1%
Vector Group Ltd.	1.3%
Zenith National Insurance Corp.	1.0%
Prospect Capital Corp.	1.0%
Potlatch Corp.	1.0%
BlackRock Kelso Capital Corp.	1.0%
Valhi, Inc.	0.8%
United Bankshares, Inc.	0.8%
Medical Properties Trust, Inc.	0.8%
Deluxe Corp.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES) returned 83.27% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Financials, which had above average returns and had a notable contribution to positive Fund performance. Information Technology, a sector that outperformed, was a significant underweight during the period, which created a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index
One Year	83.27%	81.12%	84.80%	62.76%
Three Year	-5.52%	-5.65%	-5.32%	-3.99%
Since Inception[1]	-0.38%	-0.56%	-0.37%	0.85%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	9

	Cumulative Returns as of 3/31/10 (unaudited)
	Total Return NAV (%)			Market Price (%)
	1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree Total Dividend Fund	50.83%	-18.33%	-4.58%	49.37%	-18.83%	-5.33%
Russell 3000 Index	52.44%	-11.50%	2.36%	52.44%	-11.50%	2.36%
WisdomTree Dividend Index	52.10%	-16.68%	-3.07%	52.10%	-16.68%	-3.07%
WisdomTree Equity Income Fund	58.47%	-30.73%	-18.10%	56.73%	-31.41%	-18.94%
Russell 1000 Value Index	53.56%	-20.42%	-5.49%	53.56%	-20.42%	-5.49%
WisdomTree Equity Income Index	59.55%	-30.05%	-17.41%	59.55%	-30.05%	-17.41%
WisdomTree LargeCap Dividend Fund	46.53%	-19.49%	-5.99%	45.49%	-20.03%	-6.74%
S&P 500 Index	49.77%	-11.98%	1.41%	49.77%	-11.98%	1.41%
WisdomTree LargeCap Dividend Index	47.57%	-18.08%	-4.50%	47.57%	-18.08%	-4.50%
WisdomTree Dividend ex-Financials Fund	66.66%	-18.71%	-1.65%	65.34%	-19.33%	-2.43%
Dow Jones US Select Dividend Index	53.07%	-24.66%	-11.28%	53.07%	-24.66%	-11.28%
Spliced WisdomTree Index	67.88%	-17.41%	-0.34%	67.88%	-17.41%	-0.34%
WisdomTree MidCap Dividend Fund	77.34%	-11.43%	4.25%	75.84%	-11.96%	4.06%
S&P MidCap 400 Index	64.07%	-2.46%	12.88%	64.07%	-2.46%	12.88%
WisdomTree MidCap Dividend Index	78.66%	-12.78%	2.53%	78.66%	-12.78%	2.53%
WisdomTree SmallCap Dividend Fund	83.27%	-15.67%	-1.44%	81.12%	-16.01%	-2.11%
Russell 2000 Index	62.76%	-11.50%	3.26%	62.76%	-11.50%	3.26%
WisdomTree SmallCap Dividend Index	84.80%	-15.13%	-1.40%	84.80%	-15.13%	-1.40%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see page 11 for the list of index descriptions.

10	WisdomTree Domestic Dividend Funds

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Annual Report:

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree LargeCap Dividend Index measures the performance of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index measures the performance of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index measures the performance of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree Equity Income Index measures the performance of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

Spliced WisdomTree Index — WisdomTree Dividend Top 100 through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Domestic Dividend Funds	11

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/09 to 3/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Annualized Expense Ratio Based on the Period 10/01/09 to 3/31/10	Expenses Paid During the Period† 10/01/09 to 3/31/10
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,103.40	0.28%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.28%	$1.43
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,065.50	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,093.70	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.28%	$1.43
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,152.50	0.38%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,159.57	0.38%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,148.20	0.38%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	13

Schedule of Investments

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Advertising – 0.1%
Harte-Hanks, Inc.	1,669	$21,463
Omnicom Group, Inc.	2,774	107,659

Total Advertising		129,122
Aerospace/Defense – 2.8%
Boeing Co. (The)	13,063	948,504
General Dynamics Corp.	4,867	375,732
Goodrich Corp.	1,282	90,407
L-3 Communications Holdings, Inc.	1,241	113,713
Lockheed Martin Corp.	7,146	594,690
Northrop Grumman Corp.	5,628	369,028
Raytheon Co.	5,172	295,425
Rockwell Collins, Inc.	1,723	107,842
United Technologies Corp.	11,847	872,058

Total Aerospace/Defense		3,767,399
Agriculture – 4.3%
Altria Group, Inc.	82,452	1,691,915
Archer-Daniels-Midland Co.	6,779	195,913
Lorillard, Inc.	4,683	352,349
Philip Morris International, Inc.	52,006	2,712,633
Reynolds American, Inc.	11,303	610,136
Universal Corp.(a)	670	35,302
Vector Group Ltd.(a)	4,733	73,030

Total Agriculture		5,671,278
Apparel – 0.4%
Cherokee, Inc.(a)	1,314	23,652
Coach, Inc.	1,686	66,631
Columbia Sportswear Co.(a)	631	33,146
Jones Apparel Group, Inc.	1	19
NIKE, Inc. Class B	3,855	283,342
VF Corp.	2,126	170,399
Wolverine World Wide, Inc.	524	15,280

Total Apparel		592,469
Auto Manufacturers – 0.1%
PACCAR, Inc.	2,267	98,252
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	1,162	22,101
Johnson Controls, Inc.	7,182	236,934

Total Auto Parts & Equipment		259,035
Banks – 3.7%
1st Source Corp.	805	14,128
Arrow Financial Corp.	949	25,519
Associated Banc-Corp.	1,888	26,054
Bancfirst Corp.	621	26,026
BancorpSouth, Inc.	1,595	33,431
Bank of America Corp.	13,407	239,315
Bank of Hawaii Corp.(a)	941	42,298
Bank of New York Mellon Corp. (The)	9,316	287,678
BB&T Corp.	9,358	303,106
BOK Financial Corp.(a)	674	35,345

Investments	Shares	Value

Capital One Financial Corp.	1,390	$57,560
Cathay General Bancorp(a)	1,195	13,922
Chemical Financial Corp.(a)	689	16,274
City Holding Co.	805	27,603
Comerica, Inc.	830	31,573
Commerce Bancshares, Inc.	1,266	52,083
Community Bank System, Inc.(a)	1,433	32,644
Community Trust Bancorp, Inc.	1,159	31,397
Cullen/Frost Bankers, Inc.	1,144	63,835
CVB Financial Corp.(a)	3,398	33,742
Fifth Third Bancorp	2,541	34,532
First Busey Corp.(a)	1,856	8,204
First Commonwealth Financial Corp.	3,603	24,176
First Financial Bancorp	3	53
First Financial Bankshares, Inc.	363	18,713
First Financial Corp.(a)	752	21,778
FirstMerit Corp.	1,430	30,845
FNB Corp.	5,620	45,578
Fulton Financial Corp.(a)	2	20
Glacier Bancorp, Inc.	2,128	32,409
Goldman Sachs Group, Inc. (The)	2,523	430,500
Hancock Holding Co.	428	17,895
Huntington Bancshares, Inc.	5,891	31,635
Iberiabank Corp.	469	28,145
International Bancshares Corp.	1,139	26,186
JPMorgan Chase & Co.	11,069	495,338
KeyCorp	4,208	32,612
M&T Bank Corp.(a)	3,008	238,775
MB Financial, Inc.	542	12,211
Morgan Stanley	5,286	154,827
National Penn Bancshares, Inc.(a)	2,013	13,890
NBT Bancorp, Inc.	1,317	30,094
Northern Trust Corp.	3,173	175,340
Old National Bancorp	1,855	22,167
Park National Corp.(a)	638	39,754
Penns Woods Bancorp, Inc.	925	31,034
PNC Financial Services Group, Inc.	2,136	127,519
Prosperity Bancshares, Inc.	534	21,894
Regions Financial Corp.(a)	6,107	47,940
S&T Bancorp, Inc.	571	11,934
S.Y. Bancorp, Inc.(a)	1,051	23,910
Sterling Bancshares, Inc.(a)	4,092	22,833
Suffolk Bancorp(a)	802	24,629
Synovus Financial Corp.(a)	4,459	14,670
TrustCo Bank Corp.(a)	1,930	11,908
Trustmark Corp.	1,245	30,415
U.S. Bancorp	10,164	263,044
UMB Financial Corp.(a)	697	28,298
Umpqua Holdings Corp.	1,665	22,078
United Bankshares, Inc.(a)	1,939	50,841
Valley National Bancorp(a)	4,644	71,378
Wells Fargo & Co.	21,055	655,232
WesBanco, Inc.	730	11,870

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Westamerica Bancorp.(a)	440	$25,366

Total Banks		4,856,003
Beverages – 3.3%
Brown-Forman Corp. Class A	1,069	67,133
Brown-Forman Corp. Class B(a)	971	57,726
Coca-Cola Co. (The)	37,713	2,074,215
Coca-Cola Enterprises, Inc.	4,346	120,210
Dr. Pepper Snapple Group, Inc.	3,391	119,262
Molson Coors Brewing Co. Class B	1,994	83,868
PepsiCo, Inc.	28,264	1,869,946

Total Beverages		4,392,360
Building Materials – 0.1%
Eagle Materials, Inc.	410	10,881
Lennox International, Inc.	567	25,129
Martin Marietta Materials, Inc.(a)	505	42,193
Masco Corp.	4,906	76,141
Simpson Manufacturing Co., Inc.(a)	431	11,965

Total Building Materials		166,309
Chemicals – 2.6%
Air Products & Chemicals, Inc.	2,689	198,852
Airgas, Inc.	852	54,204
Albemarle Corp.	670	28,562
Arch Chemicals, Inc.	429	14,753
Ashland, Inc.	567	29,921
Cabot Corp.	1,000	30,400
Celanese Corp. Series A	395	12,581
Cytec Industries, Inc.	1	47
Dow Chemical Co. (The)	14,739	435,832
E.I. Du Pont de Nemours & Co.	26,137	973,342
Eastman Chemical Co.	1,317	83,867
Ecolab, Inc.	1,724	75,770
FMC Corp.	380	23,005
Huntsman Corp.	5,569	67,106
Innophos Holdings, Inc.	840	23,436
International Flavors & Fragrances, Inc.	1,126	53,676
Lubrizol Corp.	758	69,524
Monsanto Co.	4,097	292,608
Mosaic Co. (The)	915	55,604
Olin Corp.	2,425	47,578
PPG Industries, Inc.	3,435	224,649
Praxair, Inc.	3,647	302,701
RPM International, Inc.	2,843	60,670
Sensient Technologies Corp.	1,282	37,255
Sherwin-Williams Co. (The)	1,542	104,363
Sigma-Aldrich Corp.	659	35,362
Terra Industries, Inc.	728	33,313
Valhi, Inc.(a)	2,706	53,254
Valspar Corp.	1,414	41,685
Westlake Chemical Corp.	652	16,815

Total Chemicals		3,480,735
Coal – 0.1%
Arch Coal, Inc.	1,411	32,241

Investments	Shares	Value

Consol Energy, Inc.	864	$36,858
Massey Energy Co.	265	13,857
Peabody Energy Corp.	1,287	58,816
Walter Energy, Inc.	169	15,594

Total Coal		157,366
Commercial Services – 1.3%
ABM Industries, Inc.	852	18,062
Automatic Data Processing, Inc.	9,242	410,992
Deluxe Corp.	1,872	36,354
Equifax, Inc.(a)	416	14,893
H&R Block, Inc.	5,595	99,591
Healthcare Services Group, Inc.	1,141	25,547
Hillenbrand, Inc.	1,443	31,732
Interactive Data Corp.	1,905	60,960
Landauer, Inc.(a)	288	18,783
Lender Processing Services, Inc.	504	19,026
Manpower, Inc.	762	43,525
Mastercard, Inc. Class A	182	46,228
McGrath Rentcorp	1,156	28,010
Moody’s Corp.(a)	2,209	65,718
Paychex, Inc.	8,266	253,766
Pharmaceutical Product Development, Inc.	2,154	51,157
R.R. Donnelley & Sons Co.	5,835	124,577
Robert Half International, Inc.(a)	1,637	49,814
Rollins, Inc.	1,585	34,363
SEI Investments Co.	912	20,037
Service Corp. International	3,524	32,350
Strayer Education, Inc.(a)	132	32,145
Total System Services, Inc.	1,912	29,942
Visa, Inc. Class A	1,588	144,556
Washington Post Co. (The) Class B	105	46,639
Weight Watchers International, Inc.(a)	1,154	29,462
Western Union Co. (The)	924	15,671

Total Commercial Services		1,783,900
Computers – 1.6%
Diebold, Inc.(a)	1,631	51,801
Hewlett-Packard Co.	8,555	454,698
International Business Machines Corp.	12,927	1,657,888
Jack Henry & Associates, Inc.	751	18,069

Total Computers		2,182,456
Cosmetics/Personal Care – 2.9%
Alberto-Culver Co.	677	17,704
Avon Products, Inc.	6,466	219,003
Colgate-Palmolive Co.	6,088	519,063
Estee Lauder Cos., Inc. (The) Class A	781	50,663
Procter & Gamble Co. (The)	47,950	3,033,797

Total Cosmetics/Personal Care		3,840,230
Distribution/Wholesale – 0.3%
Fastenal Co.(a)	1,581	75,872
Genuine Parts Co.	3,751	158,442
Owens & Minor, Inc.	517	23,984
Pool Corp.(a)	798	18,067

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

W.W. Grainger, Inc.	827	$89,415
Watsco, Inc.	584	33,218

Total Distribution/Wholesale		398,998
Diversified Financial Services – 1.4%
American Express Co.	12,066	497,843
Ameriprise Financial, Inc.	2,755	124,967
BGC Partners, Inc. Class A	4,531	27,684
BlackRock, Inc.	407	88,628
Charles Schwab Corp. (The)	9,060	169,331
CME Group, Inc.	538	170,067
Discover Financial Services	1,923	28,653
Eaton Vance Corp.	1,527	51,216
Federated Investors, Inc. Class B(a)	2,114	55,767
Franklin Resources, Inc.	1,069	118,552
GFI Group, Inc.	3,761	21,739
Greenhill & Co., Inc.(a)	335	27,500
NYSE Euronext	7,043	208,543
Raymond James Financial, Inc.	1,239	33,131
Student Loan Corp. (The)	497	17,659
T. Rowe Price Group, Inc.	2,788	153,145
Waddell & Reed Financial, Inc. Class A(a)	1,375	49,555

Total Diversified Financial Services		1,843,980
Electric – 6.8%
Allegheny Energy, Inc.	2,775	63,825
ALLETE, Inc.	1,324	44,328
Alliant Energy Corp.	2,981	99,148
Ameren Corp.	7,331	191,193
American Electric Power Co., Inc.	12,573	429,745
Avista Corp.	1,379	28,559
Black Hills Corp.	1,603	48,651
Central Vermont Public Service Corp.	1,623	32,736
CH Energy Group, Inc.	767	31,324
Cleco Corp.	1,640	43,542
CMS Energy Corp.(a)	4,795	74,131
Consolidated Edison, Inc.	8,037	357,968
Constellation Energy Group, Inc.	3,353	117,724
Dominion Resources, Inc.	15,051	618,747
DPL, Inc.	2,654	72,162
DTE Energy Co.	4,411	196,731
Duke Energy Corp.	40,306	657,794
Edison International	6,438	219,986
Empire District Electric Co. (The)	1,974	35,571
Entergy Corp.	3,864	314,336
Exelon Corp.	15,697	687,686
FirstEnergy Corp.	8,105	316,824
FPL Group, Inc.	8,130	392,923
Great Plains Energy, Inc.(a)	3,526	65,478
Hawaiian Electric Industries, Inc.(a)	3,340	74,983
IDACORP, Inc.	1,351	46,772
Integrys Energy Group, Inc.(a)	2,771	131,290
ITC Holdings Corp.	710	39,050
MDU Resources Group, Inc.	3,102	66,941
MGE Energy, Inc.(a)	719	25,424

Investments	Shares	Value

Northeast Utilities	3,673	$101,522
NorthWestern Corp.(a)	1,284	34,424
NSTAR	2,585	91,561
NV Energy, Inc.	5,218	64,338
OGE Energy Corp.(a)	2,137	83,215
Otter Tail Corp.	1,463	32,128
Pepco Holdings, Inc.	7,829	134,267
PG&E Corp.	7,786	330,282
Pinnacle West Capital Corp.	3,036	114,548
PNM Resources, Inc.	2,477	31,037
Portland General Electric Co.	2,430	46,923
PPL Corp.	9,037	250,415
Progress Energy, Inc.	9,325	367,032
Public Service Enterprise Group, Inc.	11,370	335,642
SCANA Corp.	3,168	119,085
Southern Co.	23,415	776,441
TECO Energy, Inc.	6,133	97,453
UIL Holdings Corp.	1,463	40,233
Unisource Energy Corp.	1,076	33,829
Unitil Corp.	1,400	32,550
Westar Energy, Inc.	3,453	77,002
Wisconsin Energy Corp.	1,821	89,976
Xcel Energy, Inc.	11,590	245,708

Total Electric		9,055,183
Electrical Components & Equipment – 0.6%
AMETEK, Inc.	425	17,621
Emerson Electric Co.	13,952	702,344
Hubbell, Inc. Class B	1,129	56,935
Molex, Inc.	1,356	28,286
Molex, Inc. Class A	2,299	40,577

Total Electrical Components & Equipment		845,763
Electronics – 0.2%
AVX Corp.	2,052	29,139
Brady Corp. Class A	759	23,620
Gentex Corp.(a)	2,339	45,423
Jabil Circuit, Inc.	2,837	45,931
National Instruments Corp.	853	28,448
PerkinElmer, Inc.	1,069	25,549

Total Electronics		198,110
Engineering & Construction – 0.1%
Fluor Corp.	1,282	59,626
Granite Construction, Inc.	390	11,786
KBR, Inc.	1,564	34,658

Total Engineering & Construction		106,070
Entertainment – 0.2%
Cinemark Holdings, Inc.	3,548	65,070
International Game Technology	2,333	43,044
National CineMedia, Inc.	1,477	25,493
Regal Entertainment Group Class A	3,800	66,766

Total Entertainment		200,373

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Environmental Control – 0.4%
Mine Safety Appliances Co.	751	$20,998
Nalco Holding Co.	510	12,408
Republic Services, Inc.	5,878	170,580
Waste Management, Inc.	10,177	350,394

Total Environmental Control		554,380
Food – 3.1%
B&G Foods, Inc. Class A	3,261	34,175
Campbell Soup Co.	6,340	224,119
ConAgra Foods, Inc.	8,832	221,418
Corn Products International, Inc.	1,104	38,265
Del Monte Foods Co.	2,321	33,887
Flowers Foods, Inc.(a)	1,725	42,676
General Mills, Inc.	5,108	361,595
H.J. Heinz Co.	6,939	316,488
Hershey Co. (The)	3,106	132,968
Hormel Foods Corp.(a)	1,778	74,694
J.M. Smucker Co. (The)	1,595	96,115
Kellogg Co.	6,099	325,870
Kraft Foods, Inc. Class A	36,198	1,094,627
Kroger Co. (The)	7,068	153,093
Lancaster Colony Corp.	533	31,426
Lance, Inc.(a)	561	12,976
McCormick & Co., Inc.	2,004	76,873
Ruddick Corp.(a)	535	16,927
Safeway, Inc.	4,542	112,914
Sara Lee Corp.	14,669	204,339
SUPERVALU, Inc.	3,525	58,797
Sysco Corp.	12,141	358,159
Tyson Foods, Inc. Class A	2,697	51,648
Weis Markets, Inc.	583	21,198

Total Food		4,095,247
Forest Products & Paper – 0.3%
Glatfelter	738	10,694
International Paper Co.	1,110	27,317
MeadWestvaco Corp.	3,254	83,140
Plum Creek Timber Co., Inc.(a)	3,931	152,955
Potlatch Corp.	1,284	44,991
Rayonier, Inc.	2,073	94,177
Weyerhaeuser Co.	534	24,174

Total Forest Products & Paper		437,448
Gas – 0.9%
AGL Resources, Inc.	1,906	73,667
Atmos Energy Corp.	2,244	64,111
Centerpoint Energy, Inc.	11,041	158,549
Chesapeake Utilities Corp.	775	23,095
Energen Corp.	548	25,498
Laclede Group, Inc. (The)	858	28,932
National Fuel Gas Co.	1,164	58,840
New Jersey Resources Corp.	740	27,794
Nicor, Inc.(a)	1,091	45,735
NiSource, Inc.	8,582	135,596

Investments	Shares	Value

Northwest Natural Gas Co.(a)	480	$22,368
Piedmont Natural Gas Co., Inc.(a)	1,424	39,274
Sempra Energy	3,841	191,666
South Jersey Industries, Inc.	512	21,499
Southern Union Co.	1,966	49,877
Southwest Gas Corp.(a)	820	24,534
UGI Corp.	1,526	40,500
Vectren Corp.	2,430	60,070
WGL Holdings, Inc.	1,056	36,590

Total Gas		1,128,195
Hand/Machine Tools – 0.2%
Baldor Electric Co.	922	34,483
Kennametal, Inc.	858	24,127
Lincoln Electric Holdings, Inc.	682	37,053
Regal-Beloit Corp.	373	22,160
Snap-On, Inc.	1,138	49,321
Stanley Black & Decker, Inc.	1,775	101,902

Total Hand/Machine Tools		269,046
Healthcare-Products – 3.5%
Baxter International, Inc.	7,045	410,019
Beckman Coulter, Inc.	354	22,231
Becton Dickinson and Co.	2,585	203,517
C.R. Bard, Inc.	413	35,774
DENTSPLY International, Inc.	512	17,843
Hill-Rom Holdings, Inc.	786	21,387
Johnson & Johnson	48,352	3,152,550
Medtronic, Inc.	12,040	542,161
Meridian Bioscience, Inc.	1,156	23,548
STERIS Corp.	497	16,729
Stryker Corp.	1,836	105,056
Techne Corp.	356	22,674
Teleflex, Inc.	552	35,367
West Pharmaceutical Services, Inc.	311	13,047

Total Healthcare-Products		4,621,903
Healthcare-Services – 0.1%
Aetna, Inc.	707	24,823
Quest Diagnostics, Inc.	964	56,191
UnitedHealth Group, Inc.	800	26,136

Total Healthcare-Services		107,150
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	2,997	45,734
Home Builders – 0.1%
D.R. Horton, Inc.(a)	2,715	34,209
KB Home	784	13,132
Lennar Corp. Class A	1,047	18,019
MDC Holdings, Inc.(a)	1,108	38,348
Ryland Group, Inc.	562	12,611

Total Home Builders		116,319
Home Furnishings – 0.1%
Whirlpool Corp.	952	83,062

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Household Products/Wares – 0.8%
American Greetings Corp. Class A	3	$62
Avery Dennison Corp.(a)	1,487	54,142
Church & Dwight Co., Inc.	528	35,350
Clorox Co.	2,464	158,041
Fortune Brands, Inc.	1,719	83,389
Jarden Corp.	795	26,465
Kimberly-Clark Corp.	8,972	564,159
Scotts Miracle-Gro Co. (The) Class A	582	26,976
Tupperware Brands Corp.	901	43,446

Total Household Products/Wares		992,030
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,610	39,672
Toro Co.(a)	360	17,701

Total Housewares		57,373
Insurance – 3.0%
Allstate Corp. (The)	8,658	279,740
American Family Life Assurance Co., Inc.	6,539	355,002
American Financial Group, Inc.	1,708	48,593
American National Insurance Co.(a)	505	57,338
AON Corp.	2,523	107,757
Arthur J. Gallagher & Co.	3,288	80,720
Assurant, Inc.	1,522	52,326
Baldwin & Lyons, Inc. Class B	909	21,898
Brown & Brown, Inc.	1,605	28,762
Chubb Corp.	5,432	281,649
Cincinnati Financial Corp.(a)	5,206	150,453
Donegal Group, Inc. Class A	1,412	20,488
Erie Indemnity Co. Class A	1,284	55,379
Fidelity National Financial, Inc. Class A	5,902	87,468
First American Corp.	1,684	56,987
Hanover Insurance Group, Inc. (The)(a)	544	23,724
Harleysville Group, Inc.(a)	851	28,730
Hartford Financial Services Group, Inc.	2,097	59,597
HCC Insurance Holdings, Inc.	1,516	41,842
Horace Mann Educators Corp.	3	45
Loews Corp.	1,741	64,904
Marsh & McLennan Cos., Inc.	11,057	270,012
Mercury General Corp.	1,753	76,641
Metlife, Inc.	9,598	415,977
Old Republic International Corp.	9,206	116,732
Principal Financial Group, Inc.	4,037	117,921
Protective Life Corp.	1,442	31,710
Prudential Financial, Inc.	3,770	228,085
Reinsurance Group of America, Inc.	308	16,176
RLI Corp.(a)	339	19,330
Safety Insurance Group, Inc.	765	28,817
Selective Insurance Group	1,485	24,651
StanCorp Financial Group, Inc.	752	35,818
State Auto Financial Corp.	1,276	22,904
Torchmark Corp.	790	42,273
Transatlantic Holdings, Inc.	611	32,261
Travelers Cos., Inc. (The)	8,259	445,490

Investments	Shares	Value

Unitrin, Inc.	1,484	$41,626
Unum Group	3,549	87,909
W.R. Berkley Corp.	1,059	27,629
Zenith National Insurance Corp.	1,466	56,177

Total Insurance		4,041,541
Internet – 0.1%
Earthlink, Inc.	4,630	39,540
NutriSystem, Inc.(a)	3	54
United Online, Inc.	2,983	22,313

Total Internet		61,907
Investment Companies – 0.4%
Apollo Investment Corp.	11,556	147,108
Ares Capital Corp.	7,817	116,004
BlackRock Kelso Capital Corp.	5,704	56,812
Fifth Street Finance Corp.	2,359	27,388
Gladstone Capital Corp.(a)	2,659	31,376
Hercules Technology Growth Capital, Inc.(a)	3,535	37,436
Main Street Capital Corp.(a)	1,706	26,631
PennantPark Investment Corp.	2,800	29,008
Prospect Capital Corp.(a)	4,577	55,610
TICC Capital Corp.	4,690	30,907

Total Investment Companies		558,280
Iron/Steel – 0.4%
AK Steel Holding Corp.	521	11,910
Allegheny Technologies, Inc.(a)	1,153	62,251
Carpenter Technology Corp.	724	26,498
Cliffs Natural Resources, Inc.	496	35,191
Nucor Corp.(a)	6,135	278,406
Reliance Steel & Aluminum Co.	579	28,504
Steel Dynamics, Inc.	1,953	34,119
United States Steel Corp.	521	33,094

Total Iron/Steel		509,973
Leisure Time – 0.1%
Callaway Golf Co.	1,661	14,650
Harley-Davidson, Inc.	2,156	60,519
Polaris Industries, Inc.(a)	822	42,053

Total Leisure Time		117,222
Lodging – 0.1%
Choice Hotels International, Inc.(a)	1,159	40,345
Marriott International, Inc. Class A	2,777	87,531
Starwood Hotels & Resorts Worldwide, Inc.(a)	696	32,461
Wyndham Worldwide Corp.	1,048	26,965

Total Lodging		187,302
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	10,441	656,217
Joy Global, Inc.	907	51,336

Total Machinery-Construction & Mining		707,553
Machinery-Diversified – 0.6%
Applied Industrial Technologies, Inc.	794	19,731
Briggs & Stratton Corp.	2	39
Cognex Corp.	1,140	21,078

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Cummins, Inc.	1,907	$118,139
Deere & Co.	5,010	297,895
Flowserve Corp.	378	41,682
Graco, Inc.(a)	999	31,968
IDEX Corp.	860	28,466
Nordson Corp.	436	29,613
Rockwell Automation, Inc.	2,236	126,021
Roper Industries, Inc.	373	21,574

Total Machinery-Diversified		736,206
Media – 1.6%
Cablevision Systems Corp. Class A	2,319	55,981
CBS Corp. Class A	2,267	31,602
CBS Corp. Class B	3,443	47,995
Comcast Corp. Class A	18,085	340,360
Comcast Corp. Special Class A	7,487	134,541
Courier Corp.	2,127	35,117
FactSet Research Systems, Inc.(a)	431	31,623
Gannett Co., Inc.(a)	1,926	31,818
John Wiley & Sons, Inc. Class A	423	18,307
McGraw-Hill Cos., Inc. (The)	4,733	168,731
News Corp. Class A	9,498	136,866
News Corp. Class B(a)	3,741	63,634
Scripps Networks Interactive, Inc. Class A	565	25,058
Time Warner, Inc.	16,834	526,399
Walt Disney Co. (The)	11,433	399,126
World Wrestling Entertainment, Inc. Class A	1,933	33,441

Total Media		2,080,599
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.(a)	1,961	29,533
Kaydon Corp.	419	15,754
Timken Co.	1,238	37,152
Worthington Industries, Inc.	1,944	33,612

Total Metal Fabricate/Hardware		116,051
Mining – 0.6%
Alcoa, Inc.	5,248	74,732
AMCOL International Corp.	498	13,546
Compass Minerals International, Inc.	385	30,889
Freeport-McMoRan Copper & Gold, Inc.	1,987	165,994
Kaiser Aluminum Corp.(a)	427	16,469
Newmont Mining Corp.	2,280	116,120
Southern Copper Corp.	10,869	344,221
Vulcan Materials Co.	1,596	75,395

Total Mining		837,366
Miscellaneous Manufacturing – 4.3%
3M Co.	10,097	843,806
Acuity Brands, Inc.	354	14,942
Aptargroup, Inc.	548	21,564
Barnes Group, Inc.	1,233	23,982
Brink’s Co. (The)	462	13,042
Carlisle Cos., Inc.(a)	934	35,585
CLARCOR, Inc.	722	24,902
Crane Co.	1,062	37,701

Investments	Shares	Value

Danaher Corp.	375	$29,966
Donaldson Co., Inc.	537	24,229
Dover Corp.	2,843	132,910
Eaton Corp.	2,849	215,869
General Electric Co.	156,462	2,847,608
Harsco Corp.	1,175	37,530
Honeywell International, Inc.	13,192	597,202
Illinois Tool Works, Inc.	7,421	351,459
ITT Corp.	1,764	94,568
Koppers Holdings, Inc.	439	12,433
Leggett & Platt, Inc.(a)	4,730	102,357
NL Industries, Inc.	3,565	30,588
Pall Corp.	1,059	42,879
Parker Hannifin Corp.	1,674	108,375
Pentair, Inc.	1,265	45,059
SPX Corp.(a)	636	42,180
Textron, Inc.	997	21,166
Trinity Industries, Inc.(a)	841	16,786

Total Miscellaneous Manufacturing		5,768,688
Office Furnishings – 0.0%
HNI Corp.	789	21,011
Knoll, Inc.	2	23

Total Office Furnishings		21,034
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.(a)	7,241	177,043
Xerox Corp.	10,499	102,365

Total Office/Business Equipment		279,408
Oil & Gas – 9.0%
Anadarko Petroleum Corp.	1,691	123,156
Apache Corp.	1,152	116,928
Chesapeake Energy Corp.	4,727	111,746
Chevron Corp.	40,759	3,090,755
Cimarex Energy Co.	421	24,999
ConocoPhillips	33,858	1,732,514
Devon Energy Corp.	2,495	160,753
Diamond Offshore Drilling, Inc.(a)	523	46,448
EOG Resources, Inc.	886	82,345
EQT Corp.	1,512	61,992
Exxon Mobil Corp.	67,111	4,495,095
Helmerich & Payne, Inc.	1	38
Hess Corp.	1,438	89,947
Holly Corp.(a)	787	21,965
Marathon Oil Corp.	12,684	401,322
Murphy Oil Corp.	2,135	119,966
Noble Energy, Inc.	977	71,321
Occidental Petroleum Corp.	7,869	665,245
Patterson-UTI Energy, Inc.	1,801	25,160
Pioneer Natural Resources Co.	2	113
Questar Corp.	1,412	60,998
Range Resources Corp.(a)	397	18,607
Sunoco, Inc.	1,803	53,567
Valero Energy Corp.	12,025	236,892

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

XTO Energy, Inc.	3,639	$171,688

Total Oil & Gas		11,983,560
Oil & Gas Services – 0.4%
Baker Hughes, Inc.(a)	2,519	117,990
BJ Services Co.	1,636	35,011
Halliburton Co.	6,618	199,400
National Oilwell Varco, Inc.	2,395	97,189
RPC, Inc.	1,410	15,693
Smith International, Inc.	2,741	117,370

Total Oil & Gas Services		582,653
Packaging & Containers – 0.3%
Ball Corp.	639	34,110
Bemis Co., Inc.	1,892	54,338
Greif, Inc. Class A	3	165
Greif, Inc. Class B	901	46,699
Packaging Corp. of America(a)	1,665	40,976
Rock-Tenn Co. Class A	207	9,433
Sealed Air Corp.	2,219	46,776
Silgan Holdings, Inc.	505	30,416
Sonoco Products Co.	2,244	69,093
Temple-Inland, Inc.	1,512	30,890

Total Packaging & Containers		362,896
Pharmaceuticals – 7.6%
Abbott Laboratories	26,554	1,398,865
Allergan, Inc.	705	46,050
AmerisourceBergen Corp.	2,258	65,301
Bristol-Myers Squibb Co.	54,798	1,463,107
Cardinal Health, Inc.	4,649	167,503
Eli Lilly & Co.	36,242	1,312,685
McKesson Corp.	1,237	81,296
Mead Johnson Nutrition Co.	899	46,775
Merck & Co., Inc.	71,325	2,663,989
Perrigo Co.	401	23,547
Pfizer, Inc.	161,627	2,771,903

Total Pharmaceuticals		10,041,021
Pipelines – 0.5%
El Paso Corp.	2,181	23,642
Oneok, Inc.	2,481	113,258
Spectra Energy Corp.	18,349	413,403
Williams Cos., Inc. (The)	7,008	161,885

Total Pipelines		712,188
REITS – 4.6%
Acadia Realty Trust	1,223	21,843
Agree Realty Corp.	879	20,094
Alexandria Real Estate Equities, Inc.	577	39,005
AMB Property Corp.(a)	3,625	98,745
American Campus Communities, Inc.	1,588	43,924
Apartment Investment & Management Co. Class A	1,981	36,470
AvalonBay Communities, Inc.	2,003	172,959
BioMed Realty Trust, Inc.	1,878	31,062
Boston Properties, Inc.	2,285	172,380

Investments	Shares	Value

Brandywine Realty Trust	3,240	$39,560
BRE Properties, Inc.	1,232	44,044
Camden Property Trust	1,581	65,817
CBL & Associates Properties, Inc.(a)	2,147	29,414
Cogdell Spencer, Inc.	3,640	26,936
Colonial Properties Trust	2,739	35,278
Corporate Office Properties Trust SBI MD(a)	1,410	56,583
Cousins Properties, Inc.	1,601	13,304
DCT Industrial Trust, Inc.	7,775	40,663
Digital Realty Trust, Inc.(a)	1,543	83,631
Douglas Emmett, Inc.	1,866	28,681
Duke Realty Corp.	7,421	92,020
EastGroup Properties, Inc.(a)	989	37,325
Education Realty Trust, Inc.	3,530	20,262
Entertainment Properties Trust(a)	1,894	77,900
Equity Lifestyle Properties, Inc.	446	24,031
Equity One, Inc.	2,833	53,515
Equity Residential	6,424	251,500
Essex Property Trust, Inc.	699	62,875
Extra Space Storage, Inc.	2,791	35,390
Federal Realty Investment Trust	1,268	92,323
First Potomac Realty Trust	1,595	23,973
Franklin Street Properties Corp.(a)	2,785	40,188
Getty Realty Corp.	1,171	27,401
Gladstone Commercial Corp.	1,746	25,230
Glimcher Realty Trust	7,974	40,428
Government Properties Income Trust	1,032	26,842
HCP, Inc.	9,730	321,090
Health Care REIT, Inc.	3,902	176,488
Healthcare Realty Trust, Inc.	2,294	53,427
Hersha Hospitality Trust	5,446	28,210
Highwoods Properties, Inc.	2,074	65,808
Home Properties, Inc.	1,165	54,522
HRPT Properties Trust	9,747	75,832
Inland Real Estate Corp.(a)	3,825	34,999
Investors Real Estate Trust	3,253	29,342
Kilroy Realty Corp.	938	28,928
Kimco Realty Corp.	11,352	177,545
Kite Realty Group Trust	2,601	12,303
Lexington Realty Trust(a)	6,341	41,280
Liberty Property Trust(a)	3,760	127,614
LTC Properties, Inc.	810	21,919
Macerich Co. (The)	4,331	165,921
Mack-Cali Realty Corp.	2,229	78,572
Medical Properties Trust, Inc.(a)	4,132	43,303
Mid-America Apartment Communities, Inc.(a)	786	40,707
Mission West Properties, Inc.	3,080	21,190
Monmouth Real Estate Investment Corp. Class A	2,964	24,927
National Health Investors, Inc.	983	38,101
National Retail Properties, Inc.	3,045	69,517
Nationwide Health Properties, Inc.(a)	3,052	107,278
Omega Healthcare Investors, Inc.	2,951	57,515
Parkway Properties, Inc.	873	16,395
Pennsylvania Real Estate Investment Trust(a)	2,709	33,781

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Post Properties, Inc.	1,337	$29,441
ProLogis(a)	12,109	159,839
PS Business Parks, Inc.	587	31,346
Public Storage	2,544	234,023
Public Storage Class A	939	22,977
Realty Income Corp.(a)	3,446	105,758
Regency Centers Corp.	2,381	89,216
Saul Centers, Inc.	736	30,470
Senior Housing Properties Trust	4,899	108,513
Simon Property Group, Inc.	5,050	423,695
SL Green Realty Corp.	436	24,970
Sovran Self Storage, Inc.	1,042	36,324
Sun Communities, Inc.	1,282	32,306
Tanger Factory Outlet Centers(a)	848	36,600
Taubman Centers, Inc.(a)	1,323	52,814
UDR, Inc.	3,927	69,272
Universal Health Realty Income Trust	996	35,199
U-Store-It Trust	1	7
Ventas, Inc.	4,294	203,879
Vornado Realty Trust	3,740	283,118
Washington Real Estate Investment Trust(a)	2,023	61,803
Weingarten Realty Investors(a)	3,733	80,484
Winthrop Realty Trust	1,516	18,253

Total REITS		6,148,417
Retail – 6.4%
Abercrombie & Fitch Co. Class A	1,176	53,673
Advance Auto Parts, Inc.(a)	375	15,720
American Eagle Outfitters, Inc.	2,740	50,745
Barnes & Noble, Inc.(a)	1,635	35,349
Best Buy Co., Inc.	3,451	146,806
Bob Evans Farms, Inc.	555	17,155
Brinker International, Inc.	1,944	37,480
Buckle, Inc. (The)(a)	908	33,378
Burger King Holdings, Inc.	1,463	31,103
Cato Corp. (The) Class A	815	17,474
Costco Wholesale Corp.	3,023	180,503
Cracker Barrel Old Country Store, Inc.	515	23,886
CVS Caremark Corp.	8,163	298,439
Darden Restaurants, Inc.	2,467	109,880
Family Dollar Stores, Inc.	1,574	57,624
Foot Locker, Inc.	5,145	77,381
Gap, Inc. (The)	6,505	150,331
Guess ?, Inc.	801	37,631
Home Depot, Inc.	30,429	984,378
J.C. Penney Co., Inc.	4,175	134,310
Lowe’s Cos., Inc.	13,092	317,350
Ltd. Brands, Inc.	6,089	149,911
Macy’s, Inc.	3,130	68,140
McDonald’s Corp.	21,692	1,447,290
MSC Industrial Direct Co. Class A(a)	572	29,012
Nordstrom, Inc.	2,387	97,509
Nu Skin Enterprises, Inc. Class A(a)	921	26,801
PetSmart, Inc.	1,244	39,758

Investments	Shares	Value

RadioShack Corp.	1,319	$29,849
Ross Stores, Inc.	811	43,364
Staples, Inc.	5,756	134,633
Target Corp.	6,204	326,330
Tiffany & Co.(a)	1,129	53,616
TJX Cos., Inc.	3,269	138,998
Walgreen Co.	8,236	305,473
Wal-Mart Stores, Inc.	45,699	2,540,864
Wendy’s/Arby’s Group, Inc. Class A	5,823	29,115
Williams-Sonoma, Inc.(a)	1,661	43,668
Yum! Brands, Inc.	6,353	243,511

Total Retail		8,558,438
Savings & Loans – 0.8%
Astoria Financial Corp.	2,790	40,455
Brookline Bancorp, Inc.	2,465	26,228
Capitol Federal Financial	2,573	96,385
Dime Community Bancshares	2,022	25,538
First Niagara Financial Group, Inc.	4,771	67,844
Hudson City Bancorp, Inc.	13,759	194,827
New York Community Bancorp, Inc.(a)	14,004	231,626
NewAlliance Bancshares, Inc.	1,317	16,621
Northwest Bancshares, Inc.	2,399	28,164
OceanFirst Financial Corp.	2,112	23,992
Oritani Financial Corp.	1,580	25,391
People’s United Financial, Inc.	6,914	108,135
Provident Financial Services, Inc.	2,276	27,084
Roma Financial Corp.	2,000	25,080
TFS Financial Corp.	4,101	54,748
Washington Federal, Inc.	1,091	22,169

Total Savings & Loans		1,014,287
Semiconductors – 2.7%
Altera Corp.	1,401	34,058
Analog Devices, Inc.	4,501	129,719
Applied Materials, Inc.	13,952	188,073
Intel Corp.	103,204	2,297,321
Intersil Corp. Class A	2,764	40,797
KLA-Tencor Corp.	1,599	49,441
Linear Technology Corp.	3,702	104,693
Maxim Integrated Products, Inc.	7,087	137,417
Microchip Technology, Inc.(a)	5,053	142,292
National Semiconductor Corp.	3,177	45,908
Texas Instruments, Inc.	13,743	336,291
Xilinx, Inc.	3,887	99,118

Total Semiconductors		3,605,128
Software – 2.6%
American Software, Inc. Class A	4,647	26,999
Broadridge Financial Solutions, Inc.	2,305	49,281
CA, Inc.	2,551	59,872
Dun & Bradstreet Corp.	418	31,108
Fidelity National Information Services, Inc.	2,095	49,107
Microsoft Corp.	88,650	2,594,786
Oracle Corp.	25,425	653,168

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund (DTD)

March 31, 2010

Investments	Shares	Value

Quality Systems, Inc.	1	$61

Total Software		3,464,382
Telecommunications – 8.0%
Adtran, Inc.(a)	1,058	27,878
Alaska Communications Systems Group, Inc.(a)	3,696	30,011
AT&T, Inc.	202,801	5,240,378
CenturyTel, Inc.	13,593	482,008
Consolidated Communications Holdings, Inc.(a)	2,531	47,988
Corning, Inc.	9,904	200,160
Frontier Communications Corp.(a)	23,134	172,117
Harris Corp.	1,594	75,699
Iowa Telecommunications Services, Inc.	1,771	29,576
NTELOS Holdings Corp.	1,962	34,904
QUALCOMM, Inc.	14,650	615,153
Qwest Communications International, Inc.	75,698	395,144
Telephone & Data Systems, Inc. Special Shares	853	25,453
Verizon Communications, Inc.	94,740	2,938,835
Virgin Media, Inc.(a)	2,031	35,055
Windstream Corp.	22,286	242,695

Total Telecommunications		10,593,054
Textiles – 0.0%
Cintas Corp.(a)	1,331	37,388
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	2,083	79,737
Mattel, Inc.	8,075	183,626

Total Toys/Games/Hobbies		263,363
Transportation – 1.6%
Alexander & Baldwin, Inc.(a)	967	31,959
C.H. Robinson Worldwide, Inc.(a)	1,677	93,660
Con-way, Inc.	456	16,015
CSX Corp.	4,033	205,280
Expeditors International Washington, Inc.	1,461	53,940
FedEx Corp.	910	84,994
Horizon Lines, Inc. Class A	3,254	17,702
International Shipholding Corp.	702	20,632
JB Hunt Transport Services, Inc.	1,004	36,023
Norfolk Southern Corp.	5,397	301,638
Overseas Shipholding Group, Inc.(a)	733	28,756
Ryder System, Inc.	981	38,023
Tidewater, Inc.	643	30,395
Union Pacific Corp.	4,896	358,877
United Parcel Service, Inc. Class B	12,346	795,206

Total Transportation		2,113,100
Trucking & Leasing – 0.0%
GATX Corp.	878	25,155
Water – 0.2%
American States Water Co.	661	22,937
American Water Works Co., Inc.	3,544	77,117
Aqua America, Inc.	2,051	36,036
California Water Service Group	709	26,665
Connecticut Water Service, Inc.	1,319	30,693

Investments	Shares	Value

Middlesex Water Co.	1,756	$29,940
SJW Corp.(a)	1,242	31,572

Total Water		254,960
TOTAL COMMON STOCKS (Cost: $124,791,784)		132,316,398
SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $1,291,883)	1,291,883	1,291,883
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $6,000,048)(d)	6,000,048	6,000,048
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $132,083,715)		139,608,329
Liabilities in Excess of Other Assets – (5.0)%		(6,637,813)

NET ASSETS – 100.0%		$132,970,516

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $5,789,579 and the total market value of the collateral held by the Fund was $6,000,048.

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Equity Income Fund (DHS)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.6%
Agriculture – 9.6%
Altria Group, Inc.	177,608	$3,644,516
Lorillard, Inc.	10,358	779,336
Philip Morris International, Inc.	112,445	5,865,131
Reynolds American, Inc.	24,417	1,318,030
Universal Corp.(a)	1,156	60,910
Vector Group Ltd.(a)	9,489	146,415

Total Agriculture		11,814,338
Apparel – 0.3%
VF Corp.	4,487	359,633
Auto Parts & Equipment – 0.0%
Superior Industries International, Inc.(a)	1,277	20,534
Banks – 1.5%
1st Source Corp.	1,248	21,902
Arrow Financial Corp.	523	14,063
BancorpSouth, Inc.	3,785	79,334
Bank Mutual Corp.	2,213	14,384
Bank of Hawaii Corp.(a)	2,263	101,722
Capital City Bank Group, Inc.(a)	1,195	17,029
Chemical Financial Corp.(a)	1,489	35,170
City Holding Co.(a)	781	26,780
Community Bank System, Inc.(a)	1,859	42,348
Community Trust Bancorp, Inc.	947	25,654
Cullen/Frost Bankers, Inc.	2,532	141,286
CVB Financial Corp.(a)	5,364	53,264
FNB Corp.	9,901	80,297
Glacier Bancorp, Inc.	3,185	48,508
Hudson Valley Holding Corp.	628	15,198
Independent Bank Corp.(a)	886	21,849
Lakeland Financial Corp.	681	12,973
M&T Bank Corp.(a)	6,296	499,776
NBT Bancorp, Inc.	1,655	37,817
Park National Corp.(a)	1,155	71,968
Renasant Corp.	1,270	20,549
S&T Bancorp, Inc.	1,213	25,352
Sterling Bancshares, Inc.(a)	4,325	24,133
Tompkins Financial Corp.(a)	433	15,796
TrustCo Bank Corp.(a)	3,639	22,453
Trustmark Corp.	3,057	74,682
United Bankshares, Inc.(a)	3,203	83,983
Univest Corp. of Pennsylvania	940	17,569
Valley National Bancorp(a)	9,932	152,655
Washington Trust Bancorp, Inc.	1,134	21,138
WesBanco, Inc.	1,447	23,528

Total Banks		1,843,160
Chemicals – 2.6%
E.I. Du Pont de Nemours & Co.	57,573	2,144,019
Huntsman Corp.	10,760	129,658
Olin Corp.	4,322	84,798
PPG Industries, Inc.	7,613	497,890
Quaker Chemical Corp.	582	15,778

Investments	Shares	Value

RPM International, Inc.	6,669	$142,316
Schulman A., Inc.	923	22,586
Valhi, Inc.(a)	4,983	98,065

Total Chemicals		3,135,110
Commercial Services – 0.9%
Advance America, Cash Advance Centers, Inc.	3,088	17,972
CDI Corp.	885	12,974
Deluxe Corp.	4,335	84,186
Electro Rent Corp.	1,203	15,796
Healthcare Services Group, Inc.	1,983	44,399
Hillenbrand, Inc.	2,989	65,728
Landauer, Inc.(a)	389	25,371
McGrath Rentcorp	1,109	26,871
Paychex, Inc.(a)	17,716	543,881
R.R. Donnelley & Sons Co.	12,720	271,572

Total Commercial Services		1,108,750
Computers – 0.1%
Diebold, Inc.(a)	3,024	96,042
Distribution/Wholesale – 0.3%
Genuine Parts Co.	8,148	344,171
Watsco, Inc.	1,319	75,025

Total Distribution/Wholesale		419,196
Diversified Financial Services – 0.5%
BGC Partners, Inc. Class A	5,144	31,430
Federated Investors, Inc. Class B(a)	4,817	127,072
GFI Group, Inc.(a)	6,057	35,009
NYSE Euronext	14,850	439,709
Westwood Holdings Group, Inc.	306	11,261

Total Diversified Financial Services		644,481
Electric – 15.2%
ALLETE, Inc.	2,250	75,330
Alliant Energy Corp.	6,633	220,614
Ameren Corp.	16,211	422,783
American Electric Power Co., Inc.	27,934	954,784
Avista Corp.	2,532	52,438
Black Hills Corp.	2,558	77,635
Central Vermont Public Service Corp.	419	8,451
CH Energy Group, Inc.(a)	1,006	41,085
Cleco Corp.	2,425	64,384
CMS Energy Corp.(a)	9,013	139,341
Consolidated Edison, Inc.	17,794	792,545
Dominion Resources, Inc.	33,046	1,358,521
DPL, Inc.	5,920	160,965
DTE Energy Co.	9,983	445,242
Duke Energy Corp.	89,108	1,454,243
Edison International	14,031	479,439
Empire District Electric Co. (The)	2,989	53,862
Entergy Corp.	8,404	683,665
Exelon Corp.	34,682	1,519,418
FirstEnergy Corp.	17,917	700,376
FPL Group, Inc.	17,900	865,107
Great Plains Energy, Inc.(a)	7,506	139,386

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2010

Investments	Shares	Value

Hawaiian Electric Industries, Inc.(a)	6,625	$148,731
IDACORP, Inc.	2,189	75,783
Integrys Energy Group, Inc.(a)	6,011	284,801
MGE Energy, Inc.(a)	1,153	40,770
Northeast Utilities	7,751	214,238
NorthWestern Corp.(a)	2,227	59,706
NSTAR	5,879	208,234
NV Energy, Inc.	10,059	124,027
OGE Energy Corp.(a)	4,666	181,694
Otter Tail Corp.(a)	2,212	48,576
Pepco Holdings, Inc.	18,045	309,472
PG&E Corp.	17,306	734,121
Pinnacle West Capital Corp.	6,982	263,431
PNM Resources, Inc.	4,317	54,092
Portland General Electric Co.	4,484	86,586
PPL Corp.	19,602	543,171
Progress Energy, Inc.	21,073	829,433
Public Service Enterprise Group, Inc.	25,222	744,553
SCANA Corp.	7,546	283,654
Southern Co.	51,625	1,711,885
TECO Energy, Inc.	13,046	207,301
UIL Holdings Corp.	2,283	62,782
Unisource Energy Corp.	1,570	49,361
Unitil Corp.	801	18,623
Westar Energy, Inc.	7,369	164,329
Xcel Energy, Inc.	25,618	543,102

Total Electric		18,702,070
Electrical Components & Equipment – 0.0%
Molex, Inc. Class A	3,266	57,645
Electronics – 0.0%
Methode Electronics, Inc.	1,466	14,513
Entertainment – 0.3%
Cinemark Holdings, Inc.	7,235	132,690
National CineMedia, Inc.	2,589	44,686
Regal Entertainment Group Class A	8,520	149,696

Total Entertainment		327,072
Environmental Control – 0.7%
Mine Safety Appliances Co.	1,565	43,757
U.S. Ecology, Inc.	966	15,553
Waste Management, Inc.	21,504	740,383

Total Environmental Control		799,693
Food – 4.2%
B&G Foods, Inc. Class A	4,115	43,125
ConAgra Foods, Inc.	19,484	488,464
H.J. Heinz Co.	15,764	718,996
Hershey Co. (The)	6,789	290,637
Ingles Markets, Inc. Class A	664	9,980
Kraft Foods, Inc. Class A	78,908	2,386,178
Sara Lee Corp.	31,260	435,452
Sysco Corp.	26,981	795,939
Weis Markets, Inc.(a)	1,036	37,669

Total Food		5,206,440

Investments	Shares	Value

Forest Products & Paper – 0.7%
MeadWestvaco Corp.	7,524	$192,238
Plum Creek Timber Co., Inc.(a)	9,045	351,941
Potlatch Corp.	3,161	110,762
Rayonier, Inc.	4,673	212,294

Total Forest Products & Paper		867,235
Gas – 1.5%
AGL Resources, Inc.	4,460	172,379
Atmos Energy Corp.	5,203	148,650
Centerpoint Energy, Inc.	24,925	357,923
Chesapeake Utilities Corp.	327	9,745
Laclede Group, Inc. (The)	1,234	41,611
New Jersey Resources Corp.	1,654	62,124
Nicor, Inc.(a)	2,426	101,698
NiSource, Inc.	20,206	319,255
Northwest Natural Gas Co.(a)	1,172	54,615
Piedmont Natural Gas Co., Inc.(a)	3,633	100,198
South Jersey Industries, Inc.	1,258	52,823
Southwest Gas Corp.(a)	1,776	53,138
UGI Corp.	4,837	128,374
Vectren Corp.	5,477	135,391
WGL Holdings, Inc.	2,637	91,372

Total Gas		1,829,296
Hand/Machine Tools – 0.1%
Snap-On, Inc.	2,074	89,887
Holding Companies-Diversified – 0.1%
Compass Diversified Holdings	5,128	78,253
Home Builders - 0.1%
MDC Holdings, Inc.(a)	1,878	64,998
Household Products/Wares - 1.3%
Clorox Co.	5,526	354,438
Ennis, Inc.	1,228	19,979
Kimberly-Clark Corp.	19,633	1,234,523

Total Household Products/Wares		1,608,940
Insurance - 1.8%
Arthur J. Gallagher & Co.	7,116	174,698
Baldwin & Lyons, Inc. Class B	567	13,659
Cincinnati Financial Corp.(a)	12,063	348,621
EMC Insurance Group, Inc.	538	12,116
Erie Indemnity Co. Class A	2,903	125,206
Fidelity National Financial, Inc. Class A	12,257	181,649
Harleysville Group, Inc.(a)	1,353	45,677
Life Partners Holdings, Inc.	884	19,598
Marsh & McLennan Cos., Inc.	23,770	580,463
Mercury General Corp.	4,074	178,115
Old Republic International Corp.	19,343	245,269
Safety Insurance Group, Inc.	802	30,211
Selective Insurance Group	2,013	33,416
State Auto Financial Corp.	1,618	29,043
United Fire & Casualty Co.	1,090	19,609
Unitrin, Inc.	3,191	89,508

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2010

Investments	Shares	Value

Universal Insurance Holdings, Inc.	4,860	$24,592
Zenith National Insurance Corp.	3,012	115,420

Total Insurance		2,266,870
Internet – 0.1%
Earthlink, Inc.	8,775	74,938
United Online, Inc.	5,729	42,853

Total Internet		117,791
Investment Companies – 0.8%
Apollo Investment Corp.	24,223	308,359
Ares Capital Corp.(a)	15,975	237,069
BlackRock Kelso Capital Corp.	11,592	115,456
Fifth Street Finance Corp.	4,703	54,602
Hercules Technology Growth Capital, Inc.(a)	5,178	54,835
MVC Capital, Inc.	1,231	16,704
PennantPark Investment Corp.	3,663	37,949
Prospect Capital Corp.(a)	9,399	114,198

Total Investment Companies		939,172
Iron/Steel – 0.5%
Nucor Corp.(a)	12,602	571,879
Leisure Time – 0.1%
Polaris Industries, Inc.(a)	1,490	76,228
Machinery-Diversified – 0.0%
NACCO Industries, Inc. Class A	300	22,245
Media – 0.1%
Meredith Corp.	1,512	52,028
World Wrestling Entertainment, Inc. Class A(a)	2,989	51,710

Total Media		103,738
Metal Fabricate/Hardware – 0.1%
Worthington Industries, Inc.	3,726	64,423
Miscellaneous Manufacturing – 0.2%
Federal Signal Corp.(a)	2,353	21,201
Leggett & Platt, Inc.(a)	9,689	209,670
NL Industries, Inc.	4,293	36,834
Sturm Ruger & Co., Inc.(a)	875	10,491

Total Miscellaneous Manufacturing		278,196
Office Furnishings – 0.0%
HNI Corp.	2,021	53,819
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.(a)	15,897	388,682
Oil & Gas – 8.9%
Chevron Corp.	87,852	6,661,817
ConocoPhillips	73,768	3,774,709
Valero Energy Corp.	24,719	486,964
Whiting USA Trust I	2,493	47,043

Total Oil & Gas		10,970,533
Packaging & Containers – 0.2%
Greif, Inc. Class B(a)	1,276	66,135
Sonoco Products Co.	4,429	136,369

Total Packaging & Containers		202,504

Investments	Shares	Value

Pharmaceuticals – 14.4%
Bristol-Myers Squibb Co.	117,961	$3,149,559
Eli Lilly & Co.	78,054	2,827,116
Merck & Co., Inc.	153,684	5,740,097
Pfizer, Inc.	349,380	5,991,867

Total Pharmaceuticals		17,708,639
Pipelines – 0.9%
Oneok, Inc.	5,098	232,723
Spectra Energy Corp.	39,909	899,150

Total Pipelines		1,131,873
REITS – 8.7%
Acadia Realty Trust	2,122	37,899
Agree Realty Corp.	805	18,402
AMB Property Corp.(a)	8,253	224,812
American Campus Communities, Inc.	3,090	85,469
AvalonBay Communities, Inc.	4,509	389,352
Brandywine Realty Trust	5,859	71,538
BRE Properties, Inc.	3,265	116,724
Camden Property Trust	3,575	148,827
CapLease, Inc.	2,701	14,991
Cogdell Spencer, Inc.	3,558	26,329
Colonial Properties Trust	5,127	66,036
Corporate Office Properties Trust SBI MD(a)	3,085	123,801
DCT Industrial Trust, Inc.	15,001	78,455
Digital Realty Trust, Inc.(a)	3,444	186,665
Duke Realty Corp.	15,878	196,887
EastGroup Properties, Inc.(a)	1,733	65,403
Education Realty Trust, Inc.	2,787	15,997
Entertainment Properties Trust(a)	3,944	162,217
Equity One, Inc.	5,698	107,635
Equity Residential	14,137	553,464
Essex Property Trust, Inc.	1,731	155,703
Extra Space Storage, Inc.	4,677	59,304
Federal Realty Investment Trust	3,053	222,289
First Potomac Realty Trust	3,456	51,944
Franklin Street Properties Corp.(a)	5,510	79,509
Getty Realty Corp.(a)	2,505	58,617
Glimcher Realty Trust(a)	11,785	59,750
Government Properties Income Trust	1,769	46,012
HCP, Inc.	21,979	725,307
Health Care REIT, Inc.	9,037	408,744
Healthcare Realty Trust, Inc.	5,158	120,130
Highwoods Properties, Inc.	4,519	143,388
Home Properties, Inc.(a)	2,495	116,766
HRPT Properties Trust	21,174	164,734
Inland Real Estate Corp.(a)	7,489	68,524
Investors Real Estate Trust	6,623	59,739
Kilroy Realty Corp.	2,385	73,553
Kimco Realty Corp.	23,797	372,185
Kite Realty Group Trust	4,527	21,413
Lexington Realty Trust(a)	10,670	69,462
Liberty Property Trust(a)	8,107	275,152
LTC Properties, Inc.	1,486	40,211

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (continued)

WisdomTree Equity Income Fund (DHS)

March 31, 2010

Investments	Shares	Value

Macerich Co. (The)	9,058	$347,012
Mack-Cali Realty Corp.	5,104	179,916
Medical Properties Trust, Inc.(a)	9,148	95,871
Mid-America Apartment Communities, Inc.(a)	1,850	95,812
National Health Investors, Inc.	2,071	80,272
National Retail Properties, Inc.	7,257	165,677
Nationwide Health Properties, Inc.(a)	6,995	245,874
Omega Healthcare Investors, Inc.	6,808	132,688
Parkway Properties, Inc.	1,820	34,180
Pennsylvania Real Estate Investment Trust(a)	3,990	49,755
Post Properties, Inc.	3,104	68,350
ProLogis(a)	26,080	344,256
PS Business Parks, Inc.	1,038	55,429
Ramco-Gershenson Properties Trust	2,476	27,880
Realty Income Corp.(a)	8,285	254,267
Regency Centers Corp.	5,380	201,589
Saul Centers, Inc.	1,019	42,187
Senior Housing Properties Trust	10,528	233,195
Sovran Self Storage, Inc.	1,729	60,273
Sun Communities, Inc.	3,059	77,087
Tanger Factory Outlet Centers(a)	1,859	80,234
Taubman Centers, Inc.(a)	3,095	123,552
UDR, Inc.	8,609	151,863
Universal Health Realty Income Trust	1,129	39,899
Urstadt Biddle Properties, Inc. Class A	1,437	22,719
Ventas, Inc.	9,130	433,492
Vornado Realty Trust	8,394	635,426
Washington Real Estate Investment Trust	4,665	142,516
Weingarten Realty Investors(a)	7,632	164,546

Total REITS		10,669,156
Retail – 3.1%
Barnes & Noble, Inc.(a)	3,685	79,670
Cato Corp. (The) Class A	1,086	23,284
Christopher & Banks Corp.	1,352	10,816
Foot Locker, Inc.	11,426	171,847
Ltd. Brands, Inc.	12,700	312,674
McDonald’s Corp.	47,278	3,154,388

Total Retail		3,752,679
Savings & Loans – 1.4%
Astoria Financial Corp.(a)	5,160	74,820
Berkshire Hills Bancorp, Inc.	553	10,137
Brookline Bancorp, Inc.	2,700	28,728
Capitol Federal Financial	5,988	224,311
Dime Community Bancshares	2,040	25,765
First Niagara Financial Group, Inc.(a)	9,584	136,284
Flushing Financial Corp.	1,779	22,522
Hudson City Bancorp, Inc.	29,077	411,730
New York Community Bancorp, Inc.(a)	31,429	519,836
Northwest Bancshares, Inc.	4,127	48,451
People’s United Financial, Inc.	15,592	243,859
Provident Financial Services, Inc.	2,981	35,474

Total Savings & Loans		1,781,917

Investments	Shares	Value

Semiconductors - 0.6%
Intersil Corp. Class A	5,502	$81,209
Maxim Integrated Products, Inc.	15,558	301,670
Microchip Technology, Inc.(a)	10,649	299,876

Total Semiconductors		682,755
Software – 0.0%
Bowne & Co., Inc.	1,538	17,164
Opnet Technologies, Inc.	740	11,929

Total Software		29,093
Telecommunications – 16.8%
Alaska Communications Systems Group, Inc.(a)	5,827	47,315
AT&T, Inc.	438,540	11,331,874
CenturyTel, Inc.	29,638	1,050,963
Consolidated Communications Holdings, Inc.(a)	3,480	65,981
Frontier Communications Corp.(a)	50,802	377,967
Iowa Telecommunications Services, Inc.	3,889	64,946
NTELOS Holdings Corp.	3,251	57,835
Qwest Communications International, Inc.	162,768	849,649
Verizon Communications, Inc.	203,712	6,319,146
Windstream Corp.	48,576	528,993

Total Telecommunications		20,694,669
Toys/Games/Hobbies – 0.3%
Mattel, Inc.	16,700	379,758
Transportation – 0.1%
Alexander & Baldwin, Inc.(a)	1,807	59,721
International Shipholding Corp.	596	17,516
Overseas Shipholding Group, Inc.	1,333	52,294

Total Transportation		129,531
Trucking & Leasing – 0.0%
GATX Corp.	2,030	58,160
Water – 0.2%
American Water Works Co., Inc.	7,894	171,773
Aqua America, Inc.	5,447	95,704
Middlesex Water Co.	689	11,748

Total Water		279,225
TOTAL COMMON STOCKS (Cost: $124,690,769)		122,440,821
SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $766,738)	766,738	766,738

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree Equity Income Fund (DHS)

March 31, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.4%
MONEY MARKET FUND – 8.4%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $10,348,083)(d)	10,348,083	$10,348,083
TOTAL INVESTMENTS IN SECURITIES – 108.6% (Cost: $135,805,590)		133,555,642
Liabilities in Excess of Other Assets – (8.6)%		(10,648,742)

NET ASSETS – 100.0%		$122,906,900

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $10,045,550 and the total market value of the collateral held by the Fund was $10,348,083.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.1%
Omnicom Group, Inc.	10,663	$413,831
Aerospace/Defense – 3.3%
Boeing Co. (The)	47,461	3,446,143
General Dynamics Corp.	17,555	1,355,246
Goodrich Corp.	4,537	319,949
L-3 Communications Holdings, Inc.	3,943	361,297
Lockheed Martin Corp.	26,126	2,174,206
Northrop Grumman Corp.	20,249	1,327,727
Raytheon Co.	18,557	1,059,976
Rockwell Collins, Inc.(a)	5,661	354,322
United Technologies Corp.	43,134	3,175,094

Total Aerospace/Defense		13,573,960
Agriculture – 4.9%
Altria Group, Inc.	299,025	6,135,993
Archer-Daniels-Midland Co.	23,826	688,571
Lorillard, Inc.	17,489	1,315,872
Philip Morris International, Inc.	189,613	9,890,214
Reynolds American, Inc.	41,227	2,225,434

Total Agriculture		20,256,084
Airlines – 0.0%
Southwest Airlines Co.	2,462	32,548
Apparel – 0.4%
Coach, Inc.	5,193	205,227
NIKE, Inc. Class B	13,729	1,009,081
Polo Ralph Lauren Corp.	564	47,963
VF Corp.	7,597	608,900

Total Apparel		1,871,171
Auto Manufacturers – 0.1%
PACCAR, Inc.	8,363	362,452
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	25,970	856,750
Banks – 3.2%
Bank of America Corp.	51,295	915,616
Bank of New York Mellon Corp. (The)	34,463	1,064,217
BB&T Corp.	34,332	1,112,013
Capital One Financial Corp.	5,305	219,680
Fifth Third Bancorp(a)	8,465	115,039
Goldman Sachs Group, Inc. (The)	9,319	1,590,101
JPMorgan Chase & Co.	41,316	1,848,891
KeyCorp	13,790	106,872
M&T Bank Corp.(a)	10,870	862,861
Morgan Stanley	20,987	614,709
Northern Trust Corp.	11,247	621,509
PNC Financial Services Group, Inc.	7,926	473,182
Regions Financial Corp.(a)	21,847	171,499
State Street Corp.	1,333	60,172
SunTrust Banks, Inc.	3,000	80,370
U.S. Bancorp	38,369	992,990

Investments	Shares	Value

Wells Fargo & Co.	75,609	$2,352,952

Total Banks		13,202,673
Beverages – 3.9%
Brown-Forman Corp. Class A	2,429	152,541
Brown-Forman Corp. Class B(a)	4,295	255,338
Coca-Cola Co. (The)	139,792	7,688,560
Coca-Cola Enterprises, Inc.	16,484	455,947
Dr. Pepper Snapple Group, Inc.	10,907	383,599
Molson Coors Brewing Co. Class B	7,145	300,519
PepsiCo, Inc.	101,811	6,735,816

Total Beverages		15,972,320
Building Materials – 0.1%
Masco Corp.	18,610	288,827
Chemicals – 2.4%
Air Products & Chemicals, Inc.	9,888	731,218
Dow Chemical Co. (The)(a)	55,762	1,648,882
E.I. Du Pont de Nemours & Co.	96,679	3,600,326
Ecolab, Inc.	6,117	268,842
Lubrizol Corp.	2,286	209,672
Monsanto Co.	14,593	1,042,232
Mosaic Co. (The)	3,216	195,436
PPG Industries, Inc.	12,827	838,886
Praxair, Inc.	12,555	1,042,065
Sherwin-Williams Co. (The)	5,428	367,367
Sigma-Aldrich Corp.	3,389	181,854

Total Chemicals		10,126,780
Coal – 0.1%
Consol Energy, Inc.	3,678	156,903
Peabody Energy Corp.	3,581	163,652

Total Coal		320,555
Commercial Services – 0.9%
Automatic Data Processing, Inc.	33,211	1,476,893
H&R Block, Inc.(a)	20,018	356,320
Mastercard, Inc. Class A	596	151,384
Moody’s Corp.(a)	6,689	198,998
Paychex, Inc.(a)	29,617	909,242
Visa, Inc. Class A	5,638	513,227
Western Union Co. (The)	3,189	54,086

Total Commercial Services		3,660,150
Computers – 1.9%
Hewlett-Packard Co.	31,259	1,661,416
International Business Machines Corp.	47,277	6,063,275

Total Computers		7,724,691
Cosmetics/Personal Care – 3.3%
Avon Products, Inc.	23,455	794,421
Colgate-Palmolive Co.	22,017	1,877,169
Estee Lauder Cos., Inc. (The) Class A	2,627	170,414
Procter & Gamble Co. (The)	174,427	11,035,996

Total Cosmetics/Personal Care		13,878,000

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2010

Investments	Shares	Value

Distribution/Wholesale – 0.3%
Fastenal Co.(a)	5,683	$272,727
Genuine Parts Co.	13,718	579,449
W.W. Grainger, Inc.	2,902	313,764

Total Distribution/Wholesale		1,165,940
Diversified Financial Services – 1.4%
American Express Co.	44,393	1,831,655
Ameriprise Financial, Inc.	9,782	443,712
BlackRock, Inc.	1,466	319,236
Charles Schwab Corp. (The)	32,107	600,080
CME Group, Inc.	1,964	620,840
Discover Financial Services	6,836	101,856
Franklin Resources, Inc.	3,909	433,508
NYSE Euronext	25,016	740,724
T. Rowe Price Group, Inc.	10,507	577,150

Total Diversified Financial Services		5,668,761
Electric – 6.2%
Ameren Corp.	27,459	716,131
American Electric Power Co., Inc.	45,927	1,569,785
Consolidated Edison, Inc.	30,069	1,339,273
Constellation Energy Group, Inc.	12,594	442,175
Dominion Resources, Inc.	55,112	2,265,654
DTE Energy Co.	17,294	771,312
Duke Energy Corp.	150,641	2,458,461
Edison International	23,581	805,763
Entergy Corp.	14,232	1,157,773
Exelon Corp.	57,883	2,535,854
FirstEnergy Corp.	29,797	1,164,765
FPL Group, Inc.	29,459	1,423,754
PG&E Corp.(a)	28,693	1,217,157
PPL Corp.	33,183	919,501
Progress Energy, Inc.	34,708	1,366,107
Public Service Enterprise Group, Inc.	41,526	1,225,848
Southern Co.	86,206	2,858,591
Wisconsin Energy Corp.	6,763	334,160
Xcel Energy, Inc.(a)	43,241	916,709

Total Electric		25,488,773
Electrical Components & Equipment – 0.6%
Emerson Electric Co.	50,410	2,537,639
Electronics – 0.0%
Amphenol Corp. Class A	871	36,748
Engineering & Construction – 0.0%
Fluor Corp.	4,226	196,551
Entertainment – 0.0%
International Game Technology	7,330	135,239
Environmental Control – 0.4%
Republic Services, Inc.	21,873	634,754
Waste Management, Inc.	35,613	1,226,156

Total Environmental Control		1,860,910
Food – 3.3%
Campbell Soup Co.	24,182	854,834

Investments	Shares	Value

ConAgra Foods, Inc.	32,450	$813,522
General Mills, Inc.	18,639	1,319,455
H.J. Heinz Co.(a)	26,653	1,215,643
Hershey Co. (The)	11,400	488,034
Hormel Foods Corp.(a)	5,925	248,909
J.M. Smucker Co. (The)	6,182	372,527
Kellogg Co.	22,400	1,196,832
Kraft Foods, Inc. Class A	131,937	3,989,775
Kroger Co. (The)	24,709	535,197
Safeway, Inc.	15,562	386,871
Sara Lee Corp.	52,270	728,121
Sysco Corp.	45,601	1,345,230

Total Food		13,494,950
Forest Products & Paper – 0.2%
International Paper Co.	4,748	116,848
Plum Creek Timber Co., Inc.(a)	15,276	594,389
Weyerhaeuser Co.	2,611	118,200

Total Forest Products & Paper		829,437
Gas – 0.3%
Centerpoint Energy, Inc.	42,019	603,393
Sempra Energy	14,392	718,161

Total Gas		1,321,554
Healthcare-Products – 3.9%
Baxter International, Inc.	25,580	1,488,756
Becton Dickinson and Co.	9,425	742,030
C.R. Bard, Inc.	1,595	138,159
DENTSPLY International, Inc.	2,044	71,234
Johnson & Johnson	175,821	11,463,529
Medtronic, Inc.	43,463	1,957,139
Stryker Corp.	6,327	362,031

Total Healthcare-Products		16,222,878
Healthcare-Services – 0.1%
Aetna, Inc.	1,177	41,324
CIGNA Corp.	591	21,619
Quest Diagnostics, Inc.	2,426	141,411
UnitedHealth Group, Inc.	2,095	68,444

Total Healthcare-Services		272,798
Home Furnishings – 0.1%
Whirlpool Corp.	3,282	286,355
Household Products/Wares – 0.7%
Clorox Co.	9,360	600,350
Fortune Brands, Inc.	6,355	308,281
Kimberly-Clark Corp.	32,718	2,057,308

Total Household Products/Wares		2,965,939
Insurance – 2.4%
Allstate Corp. (The)	32,342	1,044,970
American Family Life Assurance Co., Inc.	23,972	1,301,440
AON Corp.	8,935	381,614
Chubb Corp.	21,115	1,094,813
Hartford Financial Services Group, Inc.	6,323	179,700
Lincoln National Corp.	1,039	31,897

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2010

Investments	Shares	Value

Loews Corp.	5,842	$217,790
Marsh & McLennan Cos., Inc.	39,599	967,007
Metlife, Inc.	35,501	1,538,613
Principal Financial Group, Inc.	13,664	399,125
Prudential Financial, Inc.	13,260	802,230
Travelers Cos., Inc. (The)	31,117	1,678,451
Unum Group	11,744	290,899

Total Insurance		9,928,549
Iron/Steel – 0.3%
Cliffs Natural Resources, Inc.	2,004	142,184
Nucor Corp.(a)	21,076	956,429
United States Steel Corp.(a)	1,150	73,048

Total Iron/Steel		1,171,661
Leisure Time – 0.1%
Harley-Davidson, Inc.	9,289	260,742
Lodging – 0.1%
Marriott International, Inc. Class A	9,417	296,824
Starwood Hotels & Resorts Worldwide, Inc.(a)	2,015	93,979

Total Lodging		390,803
Machinery-Construction & Mining – 0.6%
Caterpillar, Inc.	38,455	2,416,897
Joy Global, Inc.	3,343	189,214

Total Machinery-Construction & Mining		2,606,111
Machinery-Diversified – 0.5%
Cummins, Inc.(a)	6,496	402,427
Deere & Co.	18,258	1,085,621
Flowserve Corp.	1,223	134,860
Rockwell Automation, Inc.	7,494	422,362
Roper Industries, Inc.	1,128	65,243

Total Machinery-Diversified		2,110,513
Media – 1.7%
Cablevision Systems Corp. Class A	7,568	182,692
CBS Corp. Class A	1,609	22,429
CBS Corp. Class B	21,775	303,543
Comcast Corp. Class A	65,787	1,238,111
Comcast Corp. Special Class A	26,338	473,294
McGraw-Hill Cos., Inc. (The)	17,414	620,809
News Corp. Class A	34,694	499,941
News Corp. Class B(a)	13,279	225,876
Scripps Networks Interactive, Inc. Class A	1,888	83,733
Time Warner, Inc.	61,791	1,932,205
Walt Disney Co. (The)	42,278	1,475,925

Total Media		7,058,558
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	442	56,006
Mining – 0.7%
Alcoa, Inc.	18,475	263,084
Freeport-McMoRan Copper & Gold, Inc.	6,973	582,524
Newmont Mining Corp.	7,899	402,296
Southern Copper Corp.	41,076	1,300,877

Investments	Shares	Value

Vulcan Materials Co.(a)	5,356	$253,018

Total Mining		2,801,799
Miscellaneous Manufacturing – 4.6%
3M Co.	37,084	3,099,110
Danaher Corp.	1,045	83,506
Dover Corp.	9,759	456,233
Eaton Corp.	10,935	828,545
General Electric Co.	572,440	10,418,408
Honeywell International, Inc.	48,973	2,217,008
Illinois Tool Works, Inc.	27,095	1,283,219
ITT Corp.	6,142	329,273
Parker Hannifin Corp.	6,440	416,925
Textron, Inc.(a)	4,217	89,527

Total Miscellaneous Manufacturing		19,221,754
Office/Business Equipment – 0.1%
Xerox Corp.	36,396	354,861
Oil & Gas – 10.4%
Anadarko Petroleum Corp.	5,984	435,815
Apache Corp.	4,155	421,733
Chesapeake Energy Corp.	17,221	407,104
Chevron Corp.	148,149	11,234,139
ConocoPhillips	124,802	6,386,118
Devon Energy Corp.	8,661	558,028
Diamond Offshore Drilling, Inc.(a)	1,496	132,860
EOG Resources, Inc.	3,097	287,835
EQT Corp.	5,548	227,468
Exxon Mobil Corp.	244,067	16,347,608
Hess Corp.	4,766	298,113
Marathon Oil Corp.	46,475	1,470,469
Murphy Oil Corp.	7,288	409,513
Noble Energy, Inc.	3,972	289,956
Occidental Petroleum Corp.	28,466	2,406,516
Pioneer Natural Resources Co.	945	53,222
Questar Corp.	4,612	199,238
Range Resources Corp.(a)	1,141	53,479
Valero Energy Corp.	41,372	815,028
XTO Energy, Inc.	12,856	606,546

Total Oil & Gas		43,040,788
Oil & Gas Services – 0.5%
Baker Hughes, Inc.(a)	9,271	434,254
BJ Services Co.	6,177	132,188
Halliburton Co.	23,496	707,934
National Oilwell Varco, Inc.	7,422	301,185
Smith International, Inc.	9,001	385,423

Total Oil & Gas Services		1,960,984
Pharmaceuticals - 8.8%
Abbott Laboratories	96,465	5,081,776
Allergan, Inc.	2,167	141,549
AmerisourceBergen Corp.	7,313	211,492
Bristol-Myers Squibb Co.	199,683	5,331,536
Cardinal Health, Inc.	15,972	575,471
Eli Lilly & Co.	131,176	4,751,195

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2010

Investments	Shares	Value

McKesson Corp.	4,356	$286,276
Mead Johnson Nutrition Co.	2,875	149,586
Merck & Co., Inc.	259,826	9,704,501
Pfizer, Inc.	590,808	10,132,357

Total Pharmaceuticals		36,365,739
Pipelines – 0.5%
El Paso Corp.	8,135	88,183
Spectra Energy Corp.	65,802	1,482,519
Williams Cos., Inc. (The)	26,085	602,564

Total Pipelines		2,173,266
REITS – 2.2%
AvalonBay Communities, Inc.	7,617	657,728
Boston Properties, Inc.	8,713	657,309
Equity Residential(a)	24,371	954,125
HCP, Inc.	35,699	1,178,067
Health Care REIT, Inc.	15,239	689,260
ProLogis(a)	43,524	574,517
Public Storage	9,740	895,982
Public Storage Class A	1,615	39,519
Simon Property Group, Inc.	18,451	1,548,039
Ventas, Inc.	15,530	737,364
Vornado Realty Trust	14,090	1,066,613

Total REITS		8,998,523
Retail – 6.8%
Best Buy Co., Inc.	11,911	506,694
Costco Wholesale Corp.	11,027	658,422
CVS Caremark Corp.	28,809	1,053,257
Gap, Inc. (The)	23,204	536,244
Home Depot, Inc.	111,409	3,604,081
J.C. Penney Co., Inc.(a)	14,339	461,286
Lowe’s Cos., Inc.	46,386	1,124,397
Ltd. Brands, Inc.	22,714	559,219
Macy’s, Inc.	9,734	211,909
McDonald’s Corp.	79,450	5,300,904
Nordstrom, Inc.	7,663	313,034
Ross Stores, Inc.	2,448	130,895
Staples, Inc.	20,445	478,208
Target Corp.	22,518	1,184,447
Tiffany & Co.(a)	3,921	186,208
TJX Cos., Inc.	11,656	495,613
Walgreen Co.	30,775	1,141,445
Wal-Mart Stores, Inc.	166,514	9,258,178
Yum! Brands, Inc.	23,494	900,525

Total Retail		28,104,966
Savings & Loans – 0.3%
Hudson City Bancorp, Inc.	49,626	702,704
People’s United Financial, Inc.	26,059	407,563

Total Savings & Loans		1,110,267

Investments	Shares	Value

Semiconductors – 3.1%
Altera Corp.	5,323	$129,402
Analog Devices, Inc.	16,240	468,037
Applied Materials, Inc.	47,876	645,368
Intel Corp.	370,415	8,245,438
KLA-Tencor Corp.	5,597	173,059
Linear Technology Corp.	13,975	395,213
Maxim Integrated Products, Inc.(a)	26,158	507,204
Microchip Technology, Inc.(a)	19,247	541,996
Texas Instruments, Inc.	50,114	1,226,290
Xilinx, Inc.	14,923	380,536

Total Semiconductors		12,712,543
Software – 2.9%
CA, Inc.	7,728	181,376
Fidelity National Information Services, Inc.	6,313	147,977
Microsoft Corp.	319,313	9,346,291
Oracle Corp.	86,342	2,218,126

Total Software		11,893,770
Telecommunications – 8.8%
AT&T, Inc.	739,365	19,105,192
CenturyTel, Inc.	49,194	1,744,419
Corning, Inc.	36,643	740,555
Harris Corp.	5,284	250,937
QUALCOMM, Inc.	52,926	2,222,363
Qwest Communications International, Inc.	270,252	1,410,715
Verizon Communications, Inc.	344,396	10,683,164
Virgin Media, Inc.(a)	6,193	106,891

Total Telecommunications		36,264,236
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	29,742	676,333
Transportation – 1.7%
C.H. Robinson Worldwide, Inc.(a)	5,864	327,505
CSX Corp.	14,742	750,368
Expeditors International Washington, Inc.	4,783	176,588
FedEx Corp.	3,276	305,979
Norfolk Southern Corp.	19,671	1,099,412
Union Pacific Corp.	17,941	1,315,075
United Parcel Service, Inc. Class B	45,576	2,935,550

Total Transportation		6,910,477
TOTAL COMMON STOCKS (Cost: $395,108,335)		411,198,513
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $3,420,176)	3,420,176	3,420,176

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

March 31, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
MONEY MARKET FUND – 3.1%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $12,882,104)(d)	12,882,104	$12,882,104
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $411,410,615)		427,500,793
Liabilities in Excess of Other Assets – (3.5)%		(14,691,862)

NET ASSETS – 100.0%		$412,808,931

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $12,550,830 and the total market value of the collateral held by the Fund was $12,882,104.

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.6%
Aerospace/Defense – 3.5%
Boeing Co. (The)	33,960	$2,465,836
Lockheed Martin Corp.	24,600	2,047,212
Northrop Grumman Corp.	32,008	2,098,764

Total Aerospace/Defense		6,611,812
Agriculture – 7.6%
Altria Group, Inc.	210,630	4,322,128
Lorillard, Inc.	38,044	2,862,430
Philip Morris International, Inc.	56,951	2,970,564
Reynolds American, Inc.	78,070	4,214,219

Total Agriculture		14,369,341
Apparel – 1.1%
VF Corp.	25,855	2,072,278
Chemicals – 5.8%
Air Products & Chemicals, Inc.	15,087	1,115,684
Dow Chemical Co. (The)(a)	47,987	1,418,976
E.I. Du Pont de Nemours & Co.	85,466	3,182,754
Lubrizol Corp.	13,398	1,228,864
Monsanto Co.	9,205	657,421
PPG Industries, Inc.	35,667	2,332,622
Praxair, Inc.	13,787	1,144,321

Total Chemicals		11,080,642
Commercial Services – 2.9%
Automatic Data Processing, Inc.	42,088	1,871,653
H&R Block, Inc.	83,596	1,488,009
Paychex, Inc.(a)	72,662	2,230,724

Total Commercial Services		5,590,386
Distribution/Wholesale – 1.5%
Genuine Parts Co.	66,804	2,821,801
Electric – 14.2%
Ameren Corp.	121,672	3,173,206
American Electric Power Co., Inc.	83,459	2,852,629
Consolidated Edison, Inc.	69,068	3,076,289
DTE Energy Co.	70,829	3,158,973
Duke Energy Corp.	188,665	3,079,013
FirstEnergy Corp.	62,124	2,428,427
Progress Energy, Inc.	88,087	3,467,104
Southern Co.	92,730	3,074,927
Xcel Energy, Inc.(a)	127,081	2,694,117

Total Electric		27,004,685
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	44,494	2,239,828
Environmental Control – 2.0%
Republic Services, Inc.	55,822	1,619,954
Waste Management, Inc.	61,393	2,113,761

Total Environmental Control		3,733,715
Food – 6.4%
ConAgra Foods, Inc.	93,569	2,345,775
H.J. Heinz Co.	53,430	2,436,942

Investments	Shares	Value

Kraft Foods, Inc. Class A	91,956	$2,780,749
Sara Lee Corp.	175,345	2,442,556
Sysco Corp.	76,623	2,260,379

Total Food		12,266,401
Gas – 1.7%
Centerpoint Energy, Inc.	225,755	3,241,842
Healthcare-Products – 2.8%
Baxter International, Inc.	20,983	1,221,210
Becton Dickinson and Co.	14,860	1,169,928
Johnson & Johnson	27,560	1,796,912
Medtronic, Inc.	25,487	1,147,680

Total Healthcare-Products		5,335,730
Household Products/Wares – 1.1%
Kimberly-Clark Corp.	32,788	2,061,709
Iron/Steel – 1.0%
Nucor Corp.(a)	43,654	1,981,018
Machinery-Construction & Mining – 1.0%
Caterpillar, Inc.	29,356	1,845,025
Media – 1.7%
McGraw-Hill Cos., Inc. (The)	49,735	1,773,053
Time Warner, Inc.	46,771	1,462,529

Total Media		3,235,582
Mining – 1.2%
Southern Copper Corp.	37,211	1,178,473
Vulcan Materials Co.(a)	24,405	1,152,892

Total Mining		2,331,365
Miscellaneous Manufacturing – 2.2%
Eaton Corp.	28,545	2,162,854
Honeywell International, Inc.	45,525	2,060,917

Total Miscellaneous Manufacturing		4,223,771
Office/Business Equipment – 0.8%
Xerox Corp.	151,921	1,481,230
Oil & Gas – 6.2%
Chevron Corp.	25,786	1,955,352
ConocoPhillips	44,053	2,254,192
Exxon Mobil Corp.	18,654	1,249,445
Marathon Oil Corp.	54,051	1,710,174
Murphy Oil Corp.	18,728	1,052,326
Occidental Petroleum Corp.	12,029	1,016,932
Valero Energy Corp.	128,374	2,528,968

Total Oil & Gas		11,767,389
Oil & Gas Services – 0.8%
Smith International, Inc.	37,172	1,591,705
Pharmaceuticals – 7.0%
Abbott Laboratories	31,342	1,651,097
Bristol-Myers Squibb Co.	109,326	2,919,004
Cardinal Health, Inc.	38,213	1,376,814
Eli Lilly & Co.	85,472	3,095,796
Merck & Co., Inc.	65,054	2,429,767

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

March 31, 2010

Investments	Shares	Value

Pfizer, Inc.	111,812	$1,917,576

Total Pharmaceuticals		13,390,054
Pipelines – 2.5%
Spectra Energy Corp.	147,169	3,315,717
Williams Cos., Inc. (The)	62,827	1,451,304

Total Pipelines		4,767,021
Retail – 4.7%
Home Depot, Inc.	66,107	2,138,561
J.C. Penney Co., Inc.(a)	59,383	1,910,351
Ltd. Brands, Inc.	111,192	2,737,547
McDonald’s Corp.	31,848	2,124,899

Total Retail		8,911,358
Semiconductors – 6.6%
Analog Devices, Inc.	50,622	1,458,926
Intel Corp.	96,858	2,156,059
Linear Technology Corp.	63,998	1,809,863
Maxim Integrated Products, Inc.(a)	130,543	2,531,229
Microchip Technology, Inc.(a)	103,796	2,922,895
Xilinx, Inc.	65,007	1,657,679

Total Semiconductors		12,536,651
Telecommunications – 9.7%
AT&T, Inc.	127,098	3,284,212
CenturyTel, Inc.	128,722	4,564,482
Harris Corp.	25,174	1,195,513
Qwest Communications International, Inc.	1,186,304	6,192,507
Verizon Communications, Inc.	105,226	3,264,111

Total Telecommunications		18,500,825
Toys/Games/Hobbies – 1.3%
Mattel, Inc.	111,107	2,526,573
Transportation – 1.1%
United Parcel Service, Inc. Class B	31,112	2,003,924
TOTAL COMMON STOCKS (Cost: $174,360,305)		189,523,661
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $1,630,130)	1,630,130	1,630,130

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
MONEY MARKET FUND – 7.1%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $13,501,109)(d)	13,501,109	$13,501,109
TOTAL INVESTMENTS IN SECURITIES – 107.6% (Cost: $189,491,544)		204,654,900
Liabilities in Excess of Other Assets – (7.6)%		(14,378,079)

NET ASSETS – 100.0%		$190,276,821
(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $13,190,115 and the total market value of the collateral held by the Fund was $13,501,109.

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund (DON)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.3%
Apparel – 0.2%
Jones Apparel Group, Inc.	4,995	$95,005
Wolverine World Wide, Inc.	4,994	145,625

Total Apparel		240,630
Banks – 4.1%
Associated Banc-Corp.	12,561	173,342
BancorpSouth, Inc.	15,615	327,290
Bank of Hawaii Corp.(a)	9,321	418,979
BOK Financial Corp.(a)	6,896	361,626
City National Corp.	2,745	148,148
Comerica, Inc.	5,606	213,252
Commerce Bancshares, Inc.	10,105	415,720
Cullen/Frost Bankers, Inc.(a)	10,417	581,269
East West Bancorp, Inc.	1,170	20,381
First Citizens BancShares, Inc. Class A	320	63,603
FirstMerit Corp.	13,928	300,427
Fulton Financial Corp.	12,910	131,553
Hancock Holding Co.	4,194	175,351
Huntington Bancshares, Inc.	40,403	216,964
Marshall & Ilsley Corp.	18,791	151,268
Prosperity Bancshares, Inc.	3,641	149,281
TCF Financial Corp.(a)	10,227	163,018
UMB Financial Corp.(a)	3,847	156,188
Valley National Bancorp(a)	40,698	625,528
Westamerica Bancorp.(a)	3,766	217,110
Zions Bancorp.(a)	2,074	45,255

Total Banks		5,055,553
Building Materials – 0.4%
Lennox International, Inc.	3,982	176,482
Martin Marietta Materials, Inc.(a)	3,977	332,279

Total Building Materials		508,761
Chemicals – 4.0%
Airgas, Inc.	6,236	396,734
Albemarle Corp.	6,359	271,084
Ashland, Inc.	2,744	144,801
Cabot Corp.	9,142	277,917
Celanese Corp. Series A	3,639	115,902
CF Industries Holdings, Inc.	1,081	98,566
Cytec Industries, Inc.	511	23,884
Eastman Chemical Co.	10,885	693,157
FMC Corp.	3,191	193,183
Huntsman Corp.	43,903	529,031
International Flavors & Fragrances, Inc.	9,636	459,348
NewMarket Corp.	971	100,003
Olin Corp.	17,658	346,450
RPM International, Inc.	26,613	567,922
Terra Industries, Inc.	6,125	280,280
Valspar Corp.	10,943	322,600
Westlake Chemical Corp.	2,960	76,338

Total Chemicals		4,897,200

Investments	Shares	Value

Coal – 0.5%
Arch Coal, Inc.	13,793	$315,170
Massey Energy Co.	2,684	140,346
Walter Energy, Inc.	1,536	141,727

Total Coal		597,243
Commercial Services – 3.9%
Aaron’s, Inc.(a)	572	19,070
DeVry, Inc.	1,167	76,088
Equifax, Inc.(a)	3,295	117,961
Global Payments, Inc.	617	28,104
Interactive Data Corp.	14,982	479,424
Lender Processing Services, Inc.	4,542	171,461
Manpower, Inc.	5,326	304,221
Pharmaceutical Product Development, Inc.	16,042	380,998
R.R. Donnelley & Sons Co.	49,178	1,049,950
Robert Half International, Inc.(a)	13,661	415,704
Rollins, Inc.	7,427	161,017
SEI Investments Co.	8,773	192,743
Service Corp. International	26,292	241,361
Strayer Education, Inc.(a)	978	238,163
Total System Services, Inc.	15,676	245,486
Towers Watson & Co. Class A	1,344	63,840
Washington Post Co. (The) Class B	784	348,237
Weight Watchers International, Inc.(a)	9,371	239,242

Total Commercial Services		4,773,070
Computers – 0.5%
Diebold, Inc.(a)	12,638	401,383
Jack Henry & Associates, Inc.	6,129	147,463
Syntel, Inc.(a)	1,336	51,396

Total Computers		600,242
Cosmetics/Personal Care – 0.1%
Alberto-Culver Co.	5,128	134,097
Distribution/Wholesale – 0.4%
Owens & Minor, Inc.	4,607	213,719
Watsco, Inc.	5,326	302,943

Total Distribution/Wholesale		516,662
Diversified Financial Services – 1.6%
Eaton Vance Corp.	12,493	419,015
Federated Investors, Inc. Class B(a)	18,753	494,704
Greenhill & Co., Inc.	3,127	256,695
Janus Capital Group, Inc.	2,680	38,297
Legg Mason, Inc.	3,625	103,929
Raymond James Financial, Inc.(a)	11,404	304,943
Waddell & Reed Financial, Inc. Class A(a)	10,841	390,710

Total Diversified Financial Services		2,008,293
Electric – 12.1%
Allegheny Energy, Inc.	21,540	495,420
Alliant Energy Corp.	27,184	904,140
Cleco Corp.	10,021	266,057
CMS Energy Corp.(a)	36,893	570,366
DPL, Inc.	24,442	664,578

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2010

Investments	Shares	Value

Great Plains Energy, Inc.	28,418	$527,722
Hawaiian Electric Industries, Inc.(a)	27,645	620,630
IDACORP, Inc.	9,006	311,788
Integrys Energy Group, Inc.(a)	24,618	1,166,401
ITC Holdings Corp.	6,323	347,765
MDU Resources Group, Inc.	25,372	547,528
Northeast Utilities	31,921	882,296
NSTAR	24,053	851,957
NV Energy, Inc.	41,650	513,544
OGE Energy Corp.(a)	18,955	738,108
Ormat Technologies, Inc.	1,369	38,524
Pepco Holdings, Inc.	70,058	1,201,495
Pinnacle West Capital Corp.	28,527	1,076,324
Portland General Electric Co.	18,372	354,763
SCANA Corp.	30,673	1,152,998
TECO Energy, Inc.(a)	52,563	835,226
Westar Energy, Inc.	29,710	662,533

Total Electric		14,730,163
Electrical Components & Equipment – 0.9%
AMETEK, Inc.	3,287	136,279
Hubbell, Inc. Class B	7,889	397,842
Molex, Inc.(a)	14,144	295,044
Molex, Inc. Class A	12,718	224,473

Total Electrical Components & Equipment		1,053,638
Electronics – 1.2%
AVX Corp.	10,869	154,340
Brady Corp. Class A	5,727	178,224
Gentex Corp.(a)	17,321	336,374
Jabil Circuit, Inc.	20,676	334,744
National Instruments Corp.	6,273	209,205
PerkinElmer, Inc.	7,995	191,080
Woodward Governor Co.	3,206	102,528

Total Electronics		1,506,495
Engineering & Construction – 0.2%
KBR, Inc.	8,714	193,102
Entertainment – 0.9%
Cinemark Holdings, Inc.	29,246	536,372
Regal Entertainment Group Class A	34,515	606,428

Total Entertainment		1,142,800
Environmental Control – 0.1%
Nalco Holding Co.	3,966	96,493
Food – 2.2%
Corn Products International, Inc.	7,309	253,330
Del Monte Foods Co.	17,955	262,143
Flowers Foods, Inc.(a)	13,574	335,821
Lancaster Colony Corp.(a)	3,517	207,362
McCormick & Co., Inc.	17,096	655,803
Seaboard Corp.	13	16,888
SUPERVALU, Inc.	29,722	495,763
Tootsie Roll Industries, Inc.(a)	2,161	58,412
Tyson Foods, Inc. Class A	19,868	380,472

Total Food		2,665,994

Investments	Shares	Value

Forest Products & Paper – 1.3%
MeadWestvaco Corp.	28,470	$727,409
Rayonier, Inc.	18,996	862,988

Total Forest Products & Paper		1,590,397
Gas – 5.1%
AGL Resources, Inc.	17,966	694,386
Atmos Energy Corp.	20,975	599,256
Energen Corp.	3,876	180,350
National Fuel Gas Co.	10,818	546,850
New Jersey Resources Corp.	6,827	256,422
Nicor, Inc.(a)	9,776	409,810
NiSource, Inc.	81,901	1,294,036
Piedmont Natural Gas Co., Inc.(a)	14,908	411,163
Southern Union Co.	16,914	429,108
UGI Corp.	17,757	471,271
Vectren Corp.(a)	22,075	545,694
WGL Holdings, Inc.	10,859	376,264

Total Gas		6,214,610
Hand/Machine Tools – 1.4%
Kennametal, Inc.(a)	7,314	205,670
Lincoln Electric Holdings, Inc.	4,310	234,162
Regal-Beloit Corp.	2,304	136,881
Snap-On, Inc.	8,524	369,430
Stanley Black & Decker, Inc.	13,507	775,437

Total Hand/Machine Tools		1,721,580
Healthcare-Products – 0.9%
Beckman Coulter, Inc.	3,811	239,331
Cooper Cos., Inc. (The)(a)	345	13,414
Hill-Rom Holdings, Inc.	5,600	152,376
STERIS Corp.	4,677	157,428
Techne Corp.	2,799	178,268
Teleflex, Inc.	5,072	324,963

Total Healthcare-Products		1,065,780
Healthcare-Services – 0.1%
Universal Health Services, Inc. Class B	2,908	102,042
Home Builders – 0.7%
D.R. Horton, Inc.(a)	23,057	290,518
Lennar Corp. Class A	9,808	168,796
Lennar Corp. Class B	2,541	35,447
MDC Holdings, Inc.	7,733	267,639
Thor Industries, Inc.	2,643	79,845

Total Home Builders		842,245
Household Products/Wares – 1.1%
Avery Dennison Corp.(a)	12,357	449,918
Church & Dwight Co., Inc.	3,329	222,877
Jarden Corp.	4,601	153,167
Scotts Miracle-Gro Co. (The) Class A	4,178	193,650
Tupperware Brands Corp.	6,890	332,236

Total Household Products/Wares		1,351,848

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2010

Investments	Shares	Value

Housewares – 0.3%
Newell Rubbermaid, Inc.	18,398	$279,650
Toro Co.(a)	2,488	122,335

Total Housewares		401,985
Insurance – 7.6%
American Financial Group, Inc.	13,025	370,561
American National Insurance Co.(a)	3,553	403,408
Arthur J. Gallagher & Co.	29,518	724,667
Assurant, Inc.	11,703	402,349
Brown & Brown, Inc.	12,077	216,420
Cincinnati Financial Corp.	49,533	1,431,504
Erie Indemnity Co. Class A	11,638	501,947
Fidelity National Financial, Inc. Class A	50,622	750,218
First American Corp.	12,343	417,687
Hanover Insurance Group, Inc. (The)(a)	4,296	187,348
HCC Insurance Holdings, Inc.	11,068	305,477
Mercury General Corp.	16,603	725,883
Old Republic International Corp.	80,027	1,014,742
Protective Life Corp.	11,828	260,098
Reinsurance Group of America, Inc.	2,755	144,693
StanCorp Financial Group, Inc.	4,896	233,196
Torchmark Corp.	5,693	304,632
Transatlantic Holdings, Inc.	5,142	271,498
Unitrin, Inc.	11,674	327,456
W.R. Berkley Corp.(a)	8,077	210,729
Wesco Financial Corp.	161	62,065

Total Insurance		9,266,578
Investment Companies – 1.0%
Apollo Investment Corp.(a)	97,668	1,243,314
Iron/Steel – 0.9%
AK Steel Holding Corp.	5,288	120,884
Allegheny Technologies, Inc.(a)	8,762	473,060
Reliance Steel & Aluminum Co.	3,428	168,760
Steel Dynamics, Inc.	18,572	324,453

Total Iron/Steel		1,087,157
Leisure Time – 0.2%
Polaris Industries, Inc.(a)	5,823	297,905
Lodging – 0.3%
Choice Hotels International, Inc.(a)	6,820	237,404
Wyndham Worldwide Corp.	6,655	171,233

Total Lodging		408,637
Machinery-Construction & Mining – 0.0%
Bucyrus International, Inc.	743	49,031
Machinery-Diversified – 0.5%
Gardner Denver, Inc.	1,211	53,332
Graco, Inc.	7,785	249,120
IDEX Corp.	6,127	202,804
Nordson Corp.	2,221	150,850
Wabtec Corp.	237	9,983

Total Machinery-Diversified		666,089

Investments	Shares	Value

Media – 0.5%
FactSet Research Systems, Inc.(a)	2,859	$209,765
Gannett Co., Inc.(a)	14,017	231,561
John Wiley & Sons, Inc. Class A	3,156	136,591

Total Media		577,917
Metal Fabricate/Hardware – 0.4%
Commercial Metals Co.(a)	16,071	242,029
Timken Co.	7,360	220,874
Valmont Industries, Inc.	960	79,517

Total Metal Fabricate/Hardware		542,420
Mining – 0.3%
Compass Minerals International, Inc.	3,477	278,960
Royal Gold, Inc.	1,444	66,727

Total Mining		345,687
Miscellaneous Manufacturing – 3.0%
A.O. Smith Corp.	2,142	112,605
Acuity Brands, Inc.	3,197	134,945
Aptargroup, Inc.	5,646	222,170
Carlisle Cos., Inc.	5,792	220,675
CLARCOR, Inc.	2,951	101,780
Crane Co.	7,541	267,706
Donaldson Co., Inc.	4,126	186,165
Harsco Corp.	10,402	332,240
Leggett & Platt, Inc.	39,462	853,958
Pall Corp.	9,673	391,660
Pentair, Inc.	11,086	394,883
SPX Corp.	4,491	297,843
Trinity Industries, Inc.(a)	6,922	138,163

Total Miscellaneous Manufacturing		3,654,793
Office/Business Equipment – 1.3%
Pitney Bowes, Inc.(a)	65,045	1,590,350
Oil & Gas – 0.8%
Cabot Oil & Gas Corp.	1,478	54,390
Cimarex Energy Co.	1,999	118,701
EXCO Resources, Inc.	4,796	88,150
Helmerich & Payne, Inc.	2,671	101,712
Patterson-UTI Energy, Inc.	10,199	142,480
St. Mary Land & Exploration Co.	890	30,981
Sunoco, Inc.	13,532	402,036

Total Oil & Gas		938,450
Oil & Gas Services – 0.1%
CARBO Ceramics, Inc.(a)	1,290	80,419
Packaging & Containers – 2.3%
Ball Corp.	3,586	191,421
Bemis Co., Inc.	16,059	461,214
Greif, Inc. Class A	3,499	192,165
Greif, Inc. Class B(a)	5,586	289,522
Packaging Corp. of America(a)	13,400	329,774
Rock-Tenn Co. Class A	2,236	101,895
Sealed Air Corp.	17,546	369,870
Silgan Holdings, Inc.	2,609	157,140

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2010

Investments	Shares	Value

Sonoco Products Co.	18,299	$563,426
Temple-Inland, Inc.	9,705	198,273

Total Packaging & Containers		2,854,700
Pharmaceuticals – 0.2%
Medicis Pharmaceutical Corp. Class A	1,728	43,476
Omnicare, Inc.	2,181	61,700
Perrigo Co.	2,973	174,575

Total Pharmaceuticals		279,751
Pipelines – 0.8%
Oneok, Inc.	20,653	942,809
Real Estate – 0.0%
Jones Lang LaSalle, Inc.	701	51,096
REITS – 19.4%
Alexandria Real Estate Equities, Inc.	4,987	337,121
AMB Property Corp.(a)	32,241	878,245
American Campus Communities, Inc.	12,396	342,873
Apartment Investment & Management Co. Class A	15,606	287,306
BioMed Realty Trust, Inc.	13,520	223,621
BRE Properties, Inc.	12,663	452,702
Camden Property Trust	14,541	605,342
Corporate Office Properties Trust SBI MD(a)	12,440	499,217
Developers Diversified Realty Corp.	8,463	102,995
Digital Realty Trust, Inc.(a)	14,260	772,892
Douglas Emmett, Inc.	17,440	268,053
Duke Realty Corp.	64,554	800,470
Entertainment Properties Trust(a)	15,854	652,075
Equity Lifestyle Properties, Inc.	3,618	194,938
Equity One, Inc.(a)	23,214	438,513
Essex Property Trust, Inc.	7,068	635,767
Federal Realty Investment Trust	12,249	891,850
Healthcare Realty Trust, Inc.	21,080	490,953
Highwoods Properties, Inc.	18,201	577,518
Home Properties, Inc.(a)	10,049	470,293
HRPT Properties Trust	85,758	667,197
Kilroy Realty Corp.	9,807	302,448
Kimco Realty Corp.(a)	93,427	1,461,198
Liberty Property Trust(a)	32,664	1,108,616
Macerich Co. (The)(a)	35,048	1,342,689
Mack-Cali Realty Corp.	20,581	725,480
Mid-America Apartment Communities, Inc.(a)	7,447	385,680
National Retail Properties, Inc.(a)	29,515	673,827
Nationwide Health Properties, Inc.(a)	28,655	1,007,223
Omega Healthcare Investors, Inc.(a)	27,248	531,064
Realty Income Corp.(a)	32,644	1,001,844
Regency Centers Corp.	22,049	826,176
Senior Housing Properties Trust	41,105	910,476
SL Green Realty Corp.	3,208	183,722
Tanger Factory Outlet Centers(a)	7,647	330,045
Taubman Centers, Inc.(a)	12,660	505,387
UDR, Inc.	35,180	620,575
Washington Real Estate Investment Trust(a)	18,797	574,248

Investments	Shares	Value

Weingarten Realty Investors(a)	30,730	$662,539

Total REITS		23,743,178
Retail – 4.6%
Abercrombie & Fitch Co. Class A	8,718	397,890
Advance Auto Parts, Inc.(a)	2,770	116,118
American Eagle Outfitters, Inc.	25,167	466,093
Barnes & Noble, Inc.(a)	15,346	331,780
Brinker International, Inc.	15,135	291,803
Burger King Holdings, Inc.	9,011	191,574
Casey’s General Stores, Inc.	2,840	89,176
Darden Restaurants, Inc.	19,962	889,107
Family Dollar Stores, Inc.	13,248	485,009
Foot Locker, Inc.	46,047	692,547
Guess ?, Inc.	5,420	254,632
MSC Industrial Direct Co. Class A(a)	3,749	190,149
Nu Skin Enterprises, Inc. Class A(a)	5,247	152,688
PetSmart, Inc.	8,881	283,837
Phillips-Van Heusen Corp.	931	53,402
RadioShack Corp.	7,952	179,954
Wendy’s/Arby’s Group, Inc. Class A	31,954	159,770
Williams-Sonoma, Inc.(a)	11,526	303,019
World Fuel Services Corp.(a)	1,705	45,421

Total Retail		5,573,969
Savings & Loans – 3.4%
Capitol Federal Financial(a)	23,918	895,968
First Niagara Financial Group, Inc.(a)	38,397	546,005
New York Community Bancorp, Inc.(a)	123,562	2,043,716
TFS Financial Corp.	35,777	477,623
Washington Federal, Inc.	6,221	126,411

Total Savings & Loans		4,089,723
Semiconductors – 0.5%
Intersil Corp. Class A	20,553	303,362
National Semiconductor Corp.	25,144	363,331

Total Semiconductors		666,693
Software – 0.8%
Broadridge Financial Solutions, Inc.	16,851	360,274
Dun & Bradstreet Corp.	4,243	315,764
Quality Systems, Inc.(a)	2,776	170,558
Solera Holdings, Inc.	2,312	89,359

Total Software		935,955
Telecommunications – 3.2%
Frontier Communications Corp.(a)	207,029	1,540,296
Telephone & Data Systems, Inc.	3,221	109,031
Telephone & Data Systems, Inc. Special Shares	3,621	108,050
Windstream Corp.	196,419	2,139,003

Total Telecommunications		3,896,380
Textiles – 0.3%
Cintas Corp.(a)	11,976	336,406
Toys/Games/Hobbies – 0.6%
Hasbro, Inc.	17,498	669,823

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund (DON)

March 31, 2010

Investments	Shares	Value

Transportation – 1.0%
Con-way, Inc.	2,835	$99,565
Heartland Express, Inc.	2,386	39,369
JB Hunt Transport Services, Inc.	8,298	297,732
Knight Transportation, Inc.	4,620	97,436
Landstar System, Inc.	1,158	48,613
Ryder System, Inc.	6,471	250,816
Tidewater, Inc.	5,494	259,702
Werner Enterprises, Inc.(a)	3,537	81,952

Total Transportation		1,175,185
Trucking & Leasing – 0.2%
GATX Corp.	8,597	246,304
Water – 0.9%
American Water Works Co., Inc.	32,425	705,568
Aqua America, Inc.(a)	22,525	395,764

Total Water		1,101,332
TOTAL COMMON STOCKS (Cost: $111,590,728)		121,322,974
SHORT-TERM INVESTMENT – 1.1%
MONEY MARKET FUND – 1.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $1,395,858)	1,395,858	1,395,858
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 22.2%
MONEY MARKET FUND – 22.2%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $27,073,218)(d)	27,073,218	27,073,218
TOTAL INVESTMENTS IN SECURITIES – 122.6% (Cost: $140,059,804)		149,792,050
Liabilities in Excess of Cash and Other Assets – (22.6)%		(27,671,524)

NET ASSETS – 100.0%		$122,120,526
(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $26,389,890 and the total market value of the collateral held by the Fund was $27,073,218.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Advertising – 0.3%
Harte-Hanks, Inc.	30,324	$389,967
Marchex, Inc. Class B	7,149	36,531

Total Advertising		426,498
Aerospace/Defense – 0.6%
Cubic Corp.	2,092	75,312
Curtiss-Wright Corp.	8,093	281,636
Ducommun, Inc.	2,902	60,971
HEICO Corp.	509	26,244
HEICO Corp. Class A	976	38,728
Kaman Corp.	9,998	250,050
National Presto Industries, Inc.	1,125	133,774
Triumph Group, Inc.	898	62,941

Total Aerospace/Defense		929,656
Agriculture – 2.0%
Andersons, Inc. (The)	4,002	133,987
Griffin Land & Nurseries, Inc.	1,171	34,018
Universal Corp.(a)	17,217	907,164
Vector Group Ltd.(a)	131,085	2,022,641

Total Agriculture		3,097,810
Airlines – 0.1%
Skywest, Inc.	8,584	122,580
Apparel – 0.7%
Cherokee, Inc.(a)	18,280	329,040
Columbia Sportswear Co.(a)	10,524	552,826
Oxford Industries, Inc.	4,367	88,781
Weyco Group, Inc.	4,730	111,249

Total Apparel		1,081,896
Auto Parts & Equipment – 0.5%
Cooper Tire & Rubber Co.	21,824	415,093
Spartan Motors, Inc.	10,344	57,926
Superior Industries International, Inc.	17,603	283,056
Titan International, Inc.(a)	1,114	9,725

Total Auto Parts & Equipment		765,800
Banks – 14.2%
1st Source Corp.	16,358	287,083
Alliance Financial Corp.(a)	2,955	87,113
American National Bankshares, Inc.(a)	4,431	89,285
Arrow Financial Corp.	7,317	196,754
Bancfirst Corp.	6,215	260,471
Bancorp Rhode Island, Inc.	2,017	55,165
Bank Mutual Corp.	30,572	198,718
Bank of Kentucky Financial Corp.(a)	2,540	50,648
Bank of Marin Bancorp	1,531	50,646
Bank of the Ozarks, Inc.	5,526	194,460
Boston Private Financial Holdings, Inc.	8,409	61,974
Bridge Bancorp, Inc.(a)	3,991	93,389
Bryn Mawr Bank Corp.	5,396	97,937
Camden National Corp.	3,975	127,637
Capital City Bank Group, Inc.(a)	16,327	232,660

Investments	Shares	Value

CapitalSource, Inc.	56,738	$317,165
Cardinal Financial Corp.	2,400	25,632
Cass Information Systems, Inc.(a)	2,839	88,435
Cathay General Bancorp(a)	5,294	61,675
Center Bancorp, Inc.(a)	2,862	23,783
Centerstate Banks, Inc.	1,718	21,046
Century Bancorp, Inc. Class A(a)	1,461	28,051
Chemical Financial Corp.(a)	19,739	466,235
Citizens Holding Co.(a)	2,816	69,499
City Holding Co.(a)	11,472	393,375
CNB Financial Corp.(a)	6,044	93,319
CoBiz Financial, Inc.(a)	5,434	33,854
Columbia Banking System, Inc.(a)	1,327	26,951
Community Bank System, Inc.(a)	24,719	563,099
Community Trust Bancorp, Inc.	12,915	349,867
CVB Financial Corp.(a)	73,412	728,981
Financial Institutions, Inc.	6,497	94,986
First Bancorp	6,377	86,217
First Bancorp, Inc.(a)	8,144	129,815
First Busey Corp.(a)	41,117	181,737
First Commonwealth Financial Corp.	37,244	249,907
First Community Bancshares, Inc.	10,214	126,347
First Financial Bancorp	23,512	418,278
First Financial Bankshares, Inc.(a)	8,835	455,444
First Financial Corp.(a)	6,304	182,564
First Merchants Corp.(a)	21,088	146,773
First Midwest Bancorp, Inc.	3,533	47,872
FNB Corp.	133,820	1,085,280
German American Bancorp, Inc.	6,353	96,121
Glacier Bancorp, Inc.	40,666	619,343
Great Southern Bancorp, Inc.(a)	7,781	174,606
Heartland Financial USA, Inc.(a)	7,391	118,034
Home Bancshares, Inc.	4,221	111,603
Hudson Valley Holding Corp.	7,709	186,558
Iberiabank Corp.	8,636	518,246
Independent Bank Corp.(a)	11,932	294,243
International Bancshares Corp.	22,110	508,309
Lakeland Bancorp, Inc.(a)	13,207	116,882
Lakeland Financial Corp.	9,354	178,194
MainSource Financial Group, Inc.	2,927	19,699
MB Financial, Inc.	1,985	44,722
Merchants Bancshares, Inc.	4,679	101,581
National Penn Bancshares, Inc.(a)	15,112	104,273
NBT Bancorp, Inc.(a)	22,573	515,793
Northrim BanCorp, Inc.	2,462	42,051
Old National Bancorp	33,739	403,181
Pacific Continental Corp.	1,119	11,750
PacWest Bancorp	1,234	28,160
Park National Corp.(a)	15,142	943,498
Peapack Gladstone Financial Corp.(a)	2,440	38,332
Penns Woods Bancorp, Inc.(a)	3,741	125,511
Porter Bancorp, Inc.	7,506	98,329
PrivateBancorp, Inc.	5,170	70,829
Renasant Corp.(a)	17,776	287,616

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

Republic Bancorp, Inc. Class A	8,354	$157,389
S&T Bancorp, Inc.	16,732	349,699
S.Y. Bancorp, Inc.(a)	6,989	159,000
Sandy Spring Bancorp, Inc.	1,404	21,060
SCBT Financial Corp.	5,434	201,275
Shore Bancshares, Inc.	6,382	90,944
Simmons First National Corp. Class A(a)	7,937	218,823
Southside Bancshares, Inc.	6,868	148,143
Southwest Bancorp, Inc.	3,797	31,401
State Bancorp, Inc.	7,200	56,664
StellarOne Corp.(a)	6,517	87,132
Sterling Bancorp(a)	16,789	168,729
Sterling Bancshares, Inc.(a)	57,675	321,827
Suffolk Bancorp(a)	4,886	150,049
Susquehanna Bancshares, Inc.	9,998	98,080
Synovus Financial Corp.(a)	165,487	544,452
Tompkins Financial Corp.(a)	5,967	217,676
Tower Bancorp, Inc.	5,640	150,983
TowneBank(a)	10,857	151,564
Trico Bancshares(a)	8,155	162,285
TrustCo Bank Corp.(a)	50,480	311,462
Trustmark Corp.	39,985	976,834
Umpqua Holdings Corp.	23,063	305,815
Union First Market Bankshares Corp.	6,143	92,759
United Bankshares, Inc.(a)	44,824	1,175,285
Univest Corp. of Pennsylvania	12,504	233,700
Washington Banking Co.	2,329	29,322
Washington Trust Bancorp, Inc.(a)	14,980	279,227
Webster Financial Corp.(a)	4,146	72,514
WesBanco, Inc.	20,555	334,224
Whitney Holding Corp.	7,143	98,502
Wilmington Trust Corp.	3,752	62,171
Wilshire Bancorp, Inc.(a)	13,107	144,570
Wintrust Financial Corp.	2,552	94,960

Total Banks		22,036,111
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	2,166	127,057
Farmer Bros Co.	6,651	124,640

Total Beverages		251,697
Building Materials – 0.9%
AAON, Inc.	5,331	120,587
Apogee Enterprises, Inc.	10,554	166,859
Comfort Systems USA, Inc.	10,228	127,748
Eagle Materials, Inc.	11,078	294,010
LSI Industries, Inc.	10,027	68,384
Quanex Building Products Corp.	4,406	72,831
Simpson Manufacturing Co., Inc.(a)	12,628	350,553
Texas Industries, Inc.(a)	3,962	135,382
Universal Forest Products, Inc.	3,386	130,429

Total Building Materials		1,466,783

Investments	Shares	Value

Chemicals – 2.5%
Aceto Corp.	15,967	$96,441
American Vanguard Corp.	1,621	13,211
Arch Chemicals, Inc.	11,893	409,000
Balchem Corp.	1,604	39,539
H.B. Fuller Co.	9,868	229,036
Hawkins, Inc.(a)	4,464	108,029
Innophos Holdings, Inc.	10,858	302,938
KMG Chemicals, Inc.	893	15,699
Minerals Technologies, Inc.	1,148	59,512
Quaker Chemical Corp.	8,536	231,411
Schulman A., Inc.	13,207	323,175
Sensient Technologies Corp.	23,916	694,999
Stepan Co.	2,415	134,975
Valhi, Inc.(a)	60,543	1,191,486
Zep, Inc.	3,453	75,552

Total Chemicals		3,925,003
Commercial Services – 4.5%
ABM Industries, Inc.	22,130	469,156
Administaff, Inc.(a)	9,150	195,261
Advance America, Cash Advance Centers, Inc.	43,910	255,556
Arbitron, Inc.(a)	7,785	207,548
Barrett Business Services, Inc.(a)	4,669	63,312
CDI Corp.	12,713	186,373
Chemed Corp.	3,777	205,393
Corporate Executive Board Co. (The)	10,440	277,600
Deluxe Corp.	57,019	1,107,309
Diamond Management & Technology Consultants, Inc.	18,748	147,172
Electro Rent Corp.	20,488	269,007
Great Lakes Dredge & Dock Corp.	10,607	55,687
Healthcare Services Group, Inc.(a)	27,818	622,845
Heartland Payment Systems, Inc.	2,180	40,548
Heidrick & Struggles International, Inc.(a)	5,197	145,672
Hillenbrand, Inc.	40,976	901,062
Landauer, Inc.(a)	5,504	358,971
MAXIMUS, Inc.	2,975	181,267
McGrath Rentcorp	16,259	393,955
Monro Muffler, Inc.	2,804	100,271
Multi-Color Corp.	3,656	43,799
National Research Corp.	3,255	82,417
Sotheby’s(a)	9,833	305,708
Stewart Enterprises, Inc. Class A	37,292	233,075
Viad Corp.	2,710	55,690

Total Commercial Services		6,904,654
Computers – 0.2%
iGate Corp.	9,852	95,860
MTS Systems Corp.	5,927	172,061

Total Computers		267,921
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	5,777	85,615

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

Distribution/Wholesale – 0.4%
Houston Wire & Cable Co.	8,467	$98,048
Pool Corp.(a)	23,276	526,968

Total Distribution/Wholesale		625,016
Diversified Financial Services – 1.8%
BGC Partners, Inc. Class A	68,540	418,779
Calamos Asset Management, Inc. Class A	6,641	95,232
Cohen & Steers, Inc.(a)	7,015	175,094
Duff & Phelps Corp. Class A	4,888	81,825
Evercore Partners, Inc. Class A	5,078	152,340
GAMCO Investors, Inc. Class A(a)	400	18,200
GFI Group, Inc.	85,273	492,878
JMP Group, Inc.	1,525	12,963
MarketAxess Holdings, Inc.	10,897	171,410
Nelnet, Inc. Class A	10,244	190,129
Oppenheimer Holdings, Inc. Class A	3,093	78,902
Sanders Morris Harris Group, Inc.	16,580	102,630
Student Loan Corp. (The)	10,723	380,988
SWS Group, Inc.	14,207	163,807
US Global Investors, Inc. Class A	3,899	38,561
Westwood Holdings Group, Inc.	4,600	169,280

Total Diversified Financial Services		2,743,018
Electric – 5.7%
ALLETE, Inc.	30,518	1,021,742
Avista Corp.	35,421	733,569
Black Hills Corp.	34,738	1,054,298
Central Vermont Public Service Corp.	8,893	179,372
CH Energy Group, Inc.	13,783	562,898
Empire District Electric Co. (The)	41,343	745,001
MGE Energy, Inc.(a)	15,778	557,910
NorthWestern Corp.(a)	30,590	820,118
Otter Tail Corp.(a)	29,380	645,185
PNM Resources, Inc.	56,928	713,308
UIL Holdings Corp.	31,294	860,585
Unisource Energy Corp.	21,574	678,286
Unitil Corp.	10,779	250,612

Total Electric		8,822,884
Electrical Components & Equipment – 0.2%
Belden, Inc.	7,165	196,751
Encore Wire Corp.	1,269	26,395
Graham Corp.	608	10,938
Insteel Industries, Inc.(a)	2,489	26,607

Total Electrical Components & Equipment		260,691
Electronics – 0.8%
American Science & Engineering, Inc.	1,674	125,416
Analogic Corp.(a)	2,326	99,390
Badger Meter, Inc.(a)	3,004	115,684
Bel Fuse, Inc. Class B	2,238	45,096
CTS Corp.(a)	7,768	73,175
Daktronics, Inc.	7,112	54,193
Methode Electronics, Inc.	20,758	205,504
Park Electrochemical Corp.	5,552	159,564

Investments	Shares	Value

Technitrol, Inc.	16,088	$84,945
Watts Water Technologies, Inc. Class A	6,706	208,288

Total Electronics		1,171,255
Engineering & Construction – 0.2%
Granite Construction, Inc.	10,345	312,626
VSE Corp.	394	16,217

Total Engineering & Construction		328,843
Entertainment – 0.6%
Churchill Downs, Inc.	3,160	118,500
Dover Downs Gaming & Entertainment, Inc.	14,409	57,059
International Speedway Corp. Class A	2,279	58,730
National CineMedia, Inc.	30,341	523,686
Speedway Motorsports, Inc.	15,347	239,567

Total Entertainment		997,542
Environmental Control – 0.6%
EnergySolutions, Inc.	17,131	110,152
Met-Pro Corp.	6,113	59,908
Mine Safety Appliances Co.(a)	21,648	605,278
U.S. Ecology, Inc.	13,337	214,726

Total Environmental Control		990,064
Food – 2.0%
Arden Group, Inc. Class A	565	60,048
B&G Foods, Inc. Class A	57,819	605,943
Calavo Growers, Inc.(a)	7,561	137,913
Diamond Foods, Inc.(a)	1,517	63,775
Imperial Sugar Co.	1,174	18,209
Ingles Markets, Inc. Class A	9,110	136,923
J&J Snack Foods Corp.	3,127	135,931
Lance, Inc.	13,792	319,009
Nash Finch Co.	4,252	143,080
Ruddick Corp.(a)	15,652	495,229
Sanderson Farms, Inc.(a)	4,844	259,687
Spartan Stores, Inc.	5,339	76,988
Village Super Market, Inc. Class A	3,915	109,737
Weis Markets, Inc.(a)	14,915	542,309

Total Food		3,104,781
Forest Products & Paper – 1.4%
Deltic Timber Corp.	1,337	58,895
Glatfelter	23,269	337,168
Neenah Paper, Inc.	7,591	120,241
Potlatch Corp.(a)	43,129	1,511,240
Schweitzer-Mauduit International, Inc.	2,630	125,083

Total Forest Products & Paper		2,152,627
Gas – 1.9%
Chesapeake Utilities Corp.	4,559	135,858
Laclede Group, Inc. (The)	17,175	579,141
Northwest Natural Gas Co.(a)	16,398	764,147
South Jersey Industries, Inc.	17,258	724,664
Southwest Gas Corp.	24,784	741,537

Total Gas		2,945,347

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

Hand/Machine Tools – 0.6%
Baldor Electric Co.	19,117	$714,976
Franklin Electric Co., Inc.	6,761	202,762

Total Hand/Machine Tools		917,738
Healthcare-Products – 0.6%
Atrion Corp.	330	47,203
Invacare Corp.	1,043	27,681
Meridian Bioscience, Inc.	21,531	438,587
Utah Medical Products, Inc.	1,884	52,997
West Pharmaceutical Services, Inc.	9,053	379,773
Young Innovations, Inc.	845	23,795

Total Healthcare-Products		970,036
Healthcare-Services – 0.2%
America Service Group, Inc.	2,120	34,111
Ensign Group, Inc. (The)	4,126	71,503
National Healthcare Corp.	6,821	241,327

Total Healthcare-Services		346,941
Holding Companies-Diversified – 0.7%
Compass Diversified Holdings	69,430	1,059,502
Primoris Services Corp.(a)	6,611	51,169

Total Holding Companies-Diversified		1,110,671
Home Builders – 0.4%
KB Home	28,259	473,338
Ryland Group, Inc.	4,863	109,126
Skyline Corp.	5,871	109,201

Total Home Builders		691,665
Home Furnishings – 0.3%
American Woodmark Corp.(a)	4,205	81,535
Ethan Allen Interiors, Inc.	7,561	155,984
Hooker Furniture Corp.	5,515	88,681
Kimball International, Inc. Class B	11,178	77,687

Total Home Furnishings		403,887
Household Products/Wares – 0.7%
American Greetings Corp. Class A	13,125	273,525
Blyth, Inc.	1,048	32,750
CSS Industries, Inc.	5,268	105,887
Ennis, Inc.	18,220	296,439
Oil-Dri Corp. of America	3,360	64,949
Standard Register Co. (The)	15,267	81,679
WD-40 Co.	8,669	284,603

Total Household Products/Wares		1,139,832
Insurance – 4.9%
American Equity Investment Life Holding Co.	11,147	118,716
American Physicians Capital, Inc.	2,111	67,446
Amtrust Financial Services, Inc.	19,918	277,856
Baldwin & Lyons, Inc. Class B	8,241	198,526
Delphi Financial Group, Inc. Class A	14,765	371,487
Donegal Group, Inc. Class A	10,028	145,506
EMC Insurance Group, Inc.	7,452	167,819
Employers Holdings, Inc.	12,307	182,759
FBL Financial Group, Inc. Class A	6,693	163,845

Investments	Shares	Value

First Mercury Financial Corp.	2,029	$26,438
Harleysville Group, Inc.(a)	18,601	627,970
Horace Mann Educators Corp.	10,898	164,124
Infinity Property & Casualty Corp.	2,749	124,915
Life Partners Holdings, Inc.	12,023	266,550
Meadowbrook Insurance Group, Inc.	15,553	122,869
Mercer Insurance Group, Inc.	1,763	31,734
National Interstate Corp.(a)	5,197	107,630
National Western Life Insurance Co. Class A	120	22,122
NYMAGIC, Inc.	2,071	43,967
Presidential Life Corp.	12,262	122,252
Radian Group, Inc.(a)	2,166	33,876
RLI Corp.(a)	7,625	434,778
Safety Insurance Group, Inc.	11,005	414,558
Selective Insurance Group	27,978	464,435
State Auto Financial Corp.	22,011	395,097
Stewart Information Services Corp.	2,846	39,275
Tower Group, Inc.	9,137	202,567
United Fire & Casualty Co.	14,977	269,436
Universal Insurance Holdings, Inc.	67,063	339,339
Zenith National Insurance Corp.	42,278	1,620,093

Total Insurance		7,567,985
Internet – 1.2%
Earthlink, Inc.	122,781	1,048,550
Keynote Systems, Inc.	4,375	49,831
NutriSystem, Inc.(a)	11,905	212,028
United Online, Inc.	78,909	590,239

Total Internet		1,900,648
Investment Companies – 7.0%
Ares Capital Corp.(a)	215,548	3,198,733
BlackRock Kelso Capital Corp.	148,237	1,476,441
Capital Southwest Corp.	625	56,800
Fifth Street Finance Corp.(a)	64,775	752,038
Gladstone Capital Corp.(a)	37,740	445,332
Gladstone Investment Corp.(a)	37,491	224,196
Hercules Technology Growth Capital, Inc.(a)	71,073	752,663
Kohlberg Capital Corp.(a)	69,392	392,759
Main Street Capital Corp.(a)	16,579	258,798
Medallion Financial Corp.	27,943	222,426
MVC Capital, Inc.	17,825	241,885
NGP Capital Resources Co.	26,510	225,865
PennantPark Investment Corp.	48,825	505,827
Prospect Capital Corp.(a)	124,674	1,514,789
TICC Capital Corp.	47,273	311,529
Triangle Capital Corp.(a)	22,505	315,970

Total Investment Companies		10,896,051
Iron/Steel – 0.5%
Carpenter Technology Corp.	20,859	763,440
Schnitzer Steel Industries, Inc. Class A	508	26,685

Total Iron/Steel		790,125

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

Leisure Time – 0.2%
Ambassadors Group, Inc.	6,173	$68,212
Brunswick Corp.	6,690	106,839
Callaway Golf Co.	6,412	56,554

Total Leisure Time		231,605
Lodging – 0.4%
Ameristar Casinos, Inc.(a)	25,311	461,166
Marcus Corp.	9,493	123,314

Total Lodging		584,480
Machinery-Diversified – 1.6%
Alamo Group, Inc.	2,947	58,910
Albany International Corp. Class A	11,020	237,261
Applied Industrial Technologies, Inc.	19,370	481,344
Briggs & Stratton Corp.	20,104	392,028
Cascade Corp.	337	10,855
Cognex Corp.	7,928	146,589
Gorman-Rupp Co. (The)	4,102	104,355
Lindsay Corp.	1,786	73,958
Manitowoc Co., Inc. (The)	17,746	230,698
NACCO Industries, Inc. Class A	4,659	345,465
Robbins & Myers, Inc.	3,695	88,015
Tennant Co.	6,643	181,952
Twin Disc, Inc.	5,167	63,141

Total Machinery-Diversified		2,414,571
Media – 1.3%
Courier Corp.	12,751	210,519
Meredith Corp.	17,714	609,539
Primedia, Inc.	52,311	179,950
Scholastic Corp.	6,212	173,936
Value Line, Inc.	5,466	126,210
World Wrestling Entertainment, Inc. Class A	39,825	688,972

Total Media		1,989,126
Metal Fabricate/Hardware – 1.4%
Ampco-Pittsburgh Corp.	4,267	105,907
CIRCOR International, Inc.	1,700	56,457
Dynamic Materials Corp.	1,743	27,226
Haynes International, Inc.	5,535	196,659
Kaydon Corp.(a)	11,237	422,511
Lawson Products, Inc.	2,114	32,704
Mueller Industries, Inc.	10,227	273,981
Mueller Water Products, Inc. Class A	34,659	165,670
Olympic Steel, Inc.	502	16,390
Sun Hydraulics Corp.	3,717	96,568
Worthington Industries, Inc.	44,522	769,785

Total Metal Fabricate/Hardware		2,163,858
Mining – 0.4%
AMCOL International Corp.	12,970	352,784
Kaiser Aluminum Corp.	8,169	315,078

Total Mining		667,862

Investments	Shares	Value

Miscellaneous Manufacturing – 2.0%
Actuant Corp. Class A	2,497	$48,816
Ameron International Corp.	3,000	188,670
Barnes Group, Inc.	18,265	355,254
Brink’s Co. (The)	12,848	362,699
ESCO Technologies, Inc.	3,803	120,973
Federal Signal Corp.(a)	32,333	291,320
FreightCar America, Inc.	2,399	57,960
John Bean Technologies Corp.	7,907	138,689
Koppers Holdings, Inc.	10,785	305,431
Matthews International Corp. Class A	4,168	147,964
Myers Industries, Inc.	15,831	165,909
NL Industries, Inc.	57,827	496,156
Raven Industries, Inc.	5,187	152,965
Standex International Corp.	2,062	53,138
Sturm Ruger & Co., Inc.(a)	11,806	141,554
Tredegar Corp.	6,326	108,048

Total Miscellaneous Manufacturing		3,135,546
Office Furnishings – 0.7%
Herman Miller, Inc.	5,168	93,334
HNI Corp.	23,042	613,608
Interface, Inc. Class A	1,443	16,710
Knoll, Inc.	6,547	73,654
Steelcase, Inc. Class A	34,436	222,801

Total Office Furnishings		1,020,107
Oil & Gas – 1.4%
Alon USA Energy, Inc.	18,118	131,355
Berry Petroleum Co. Class A	7,212	203,090
Delek US Holdings, Inc.	21,924	159,607
Holly Corp.(a)	20,402	569,420
Houston American Energy Corp.(a)	1,625	29,494
Panhandle Oil and Gas, Inc. Class A	1,583	37,406
Penn Virginia Corp.	7,973	195,338
W&T Offshore, Inc.(a)	12,827	107,747
Whiting USA Trust I	35,178	663,809

Total Oil & Gas		2,097,266
Oil & Gas Services – 0.4%
Gulf Island Fabrication, Inc.	436	9,483
Lufkin Industries, Inc.	3,587	283,911
RPC, Inc.	24,202	269,368

Total Oil & Gas Services		562,762
Real Estate – 0.0%
Consolidated-Tomoka Land Co.	533	16,795
REITS – 16.1%
Acadia Realty Trust	28,695	512,493
Agree Realty Corp.	11,696	267,371
Associated Estates Realty Corp.	18,057	249,006
Brandywine Realty Trust	79,427	969,804
CapLease, Inc.	39,430	218,836
CBL & Associates Properties, Inc.(a)	47,543	651,339
Cogdell Spencer, Inc.	51,151	378,517
Colonial Properties Trust	56,756	731,017

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

Cousins Properties, Inc.	26,671	$221,636
DCT Industrial Trust, Inc.	204,670	1,070,424
EastGroup Properties, Inc.(a)	23,673	893,419
Education Realty Trust, Inc.	39,381	226,047
Extra Space Storage, Inc.	65,215	826,926
First Potomac Realty Trust	32,801	492,999
Franklin Street Properties Corp.(a)	70,963	1,023,996
Getty Realty Corp.(a)	34,435	805,779
Gladstone Commercial Corp.	16,418	237,240
Glimcher Realty Trust	171,340	868,694
Government Properties Income Trust	24,051	625,566
Hersha Hospitality Trust	71,398	369,842
Inland Real Estate Corp.(a)	103,860	950,319
Investors Real Estate Trust	90,498	816,292
Kite Realty Group Trust	60,924	288,171
LaSalle Hotel Properties	2,195	51,143
Lexington Realty Trust(a)	141,847	923,424
LTC Properties, Inc.	21,732	588,068
Medical Properties Trust, Inc.(a)	111,443	1,167,923
Mission West Properties, Inc.	30,672	211,023
Monmouth Real Estate Investment Corp. Class A	37,165	312,558
National Health Investors, Inc.	27,909	1,081,753
Parkway Properties, Inc.	23,465	440,673
Pennsylvania Real Estate Investment Trust(a)	55,771	695,464
Post Properties, Inc.	33,141	729,765
PS Business Parks, Inc.	14,226	759,668
Ramco-Gershenson Properties Trust	33,843	381,072
Saul Centers, Inc.	14,178	586,969
Sovran Self Storage, Inc.	23,373	814,783
Sun Communities, Inc.	40,549	1,021,835
Universal Health Realty Income Trust	15,261	539,324
Urstadt Biddle Properties, Inc.	7,739	110,049
Urstadt Biddle Properties, Inc. Class A(a)	19,017	300,659
U-Store-It Trust	21,250	153,000
Winthrop Realty Trust	24,509	295,088

Total REITS		24,859,974
Retail – 3.2%
bebe Stores, Inc.	23,101	205,599
Big 5 Sporting Goods Corp.	4,024	61,245
Bob Evans Farms, Inc.	12,974	401,026
Books-A-Million, Inc.	7,662	55,473
Brown Shoe Co., Inc.	19,810	306,659
Buckle, Inc. (The)(a)	22,068	811,220
Cash America International, Inc.	2,074	81,881
Cato Corp. (The) Class A	15,645	335,429
Christopher & Banks Corp.	20,164	161,312
CKE Restaurants, Inc.	26,037	288,230
Cracker Barrel Old Country Store, Inc.	7,900	366,402
Dillard’s, Inc. Class A	9,975	235,410
Finish Line, Inc. (The) Class A	10,862	177,268
Fred’s, Inc. Class A	8,510	101,950
Frisch’s Restaurants, Inc.	1,766	39,029
Men’s Wearhouse, Inc. (The)	11,408	273,107

Investments	Shares	Value

PEP Boys-Manny, Moe & Jack	13,123	$131,886
PetMed Express, Inc.(a)	8,539	189,310
Pricesmart, Inc.	12,498	290,578
Regis Corp.	9,867	184,315
Sport Supply Group, Inc.	1,699	22,835
Stage Stores, Inc.	10,447	160,779

Total Retail		4,880,943
Savings & Loans – 4.1%
Abington Bancorp, Inc.	10,640	84,056
Astoria Financial Corp.(a)	70,842	1,027,209
BankFinancial Corp.	9,981	91,526
Berkshire Hills Bancorp, Inc.	7,590	139,125
Brookline Bancorp, Inc.	35,765	380,539
Brooklyn Federal Bancorp, Inc.(a)	9,304	78,154
Clifton Savings Bancorp, Inc.(a)	9,500	88,065
Danvers Bancorp, Inc.	2,215	30,633
Dime Community Bancshares	28,596	361,167
ESB Financial Corp.(a)	6,128	78,990
ESSA Bancorp, Inc.	3,996	50,110
First Financial Holdings, Inc.	4,148	62,469
First Financial Northwest, Inc.	16,289	111,254
Flushing Financial Corp.	24,338	308,119
Home Federal Bancorp, Inc.	4,598	66,717
Kearny Financial Corp.	23,082	240,745
NewAlliance Bancshares, Inc.(a)	41,653	525,661
Northfield Bancorp, Inc.	8,802	127,453
Northwest Bancshares, Inc.	62,897	738,411
OceanFirst Financial Corp.(a)	22,557	256,247
Oritani Financial Corp.	13,929	223,839
Provident Financial Services, Inc.	41,688	496,087
Provident New York Bancorp	19,210	182,111
Rockville Financial, Inc.	6,200	75,578
Roma Financial Corp.	13,446	168,613
United Financial Bancorp, Inc.	5,662	79,155
ViewPoint Financial Group	6,209	100,648
Westfield Financial, Inc.	12,577	115,583
WSFS Financial Corp.	2,263	88,257

Total Savings & Loans		6,376,521
Semiconductors – 0.2%
Cohu, Inc.	7,083	97,533
Micrel, Inc.	18,437	196,538
Power Integrations, Inc.	1,289	53,107
Richardson Electronics Ltd.	3,251	25,846

Total Semiconductors		373,024
Software – 1.0%
American Software, Inc. Class A	21,994	127,785
Blackbaud, Inc.	13,061	329,007
Bowne & Co., Inc.	20,766	231,749
Computer Programs & Systems, Inc.	5,881	229,829
Fair Isaac Corp.	3,213	81,417
Opnet Technologies, Inc.	10,047	161,958
Pegasystems, Inc.	2,344	86,728

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund (DES)

March 31, 2010

Investments	Shares	Value

QAD, Inc.*	8,614	$45,224
Renaissance Learning, Inc.	13,014	211,217
Schawk, Inc.	1,372	24,874

Total Software		1,529,788
Telecommunications – 2.9%
Adtran, Inc.(a)	17,305	455,987
Alaska Communications Systems Group, Inc.(a)	78,856	640,311
Applied Signal Technology, Inc.	5,668	110,979
Atlantic Tele-Network, Inc.	3,914	175,856
Black Box Corp.	2,468	75,916
Consolidated Communications Holdings, Inc.(a)	47,972	909,549
HickoryTech Corp.	12,644	111,646
Iowa Telecommunications Services, Inc.	52,670	879,589
NTELOS Holdings Corp.	44,654	794,395
Plantronics, Inc.	6,599	206,417
Preformed Line Products Co.	1,603	61,154
Shenandoah Telecommunications Co.(a)	6,521	122,595

Total Telecommunications		4,544,394
Textiles – 0.1%
G&K Services, Inc. Class A	3,644	94,307
Unifirst Corp.	777	40,015

Total Textiles		134,322
Transportation – 1.6%
Alexander & Baldwin, Inc.(a)	25,500	842,775
Arkansas Best Corp.	8,144	243,343
Forward Air Corp.	5,554	146,070
Horizon Lines, Inc. Class A	41,267	224,493
International Shipholding Corp.	8,780	258,044
Overseas Shipholding Group, Inc.	17,726	695,391

Total Transportation		2,410,116
Trucking & Leasing – 0.0%
TAL International Group, Inc.	1,481	29,590
Water – 1.0%
American States Water Co.	9,336	323,959
Artesian Resources Corp. Class A	4,673	82,525
California Water Service Group(a)	11,222	422,059
Connecticut Water Service, Inc.	5,180	120,539
Middlesex Water Co.	9,540	162,657
SJW Corp.(a)	9,343	237,499
Southwest Water Co.	14,014	146,306
York Water Co.	7,398	101,723

Total Water		1,597,267
TOTAL COMMON STOCKS (Cost: $136,178,070)		153,859,588

Investments	Shares	Value

SHORT-TERM INVESTMENT – 1.1%
MONEY MARKET FUND – 1.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $1,741,818)	1,741,818	$1,741,818
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 22.2%
MONEY MARKET FUND – 22.2%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $34,378,277)(d)	34,378,277	34,378,277
TOTAL INVESTMENTS IN SECURITIES – 122.8% (Cost: $172,298,165)		189,979,683
Liabilities in Excess of Other Assets – (22.8)%		(35,255,576)

NET ASSETS – 100.0%		$154,724,107

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $33,272,534 and the total market value of the collateral held by the Fund was $34,378,277.

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2010

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost	$132,083,715	$135,805,590	$411,410,615	$189,491,544	$140,059,804	$172,298,165
Investments in securities, at value (including securities on loan)[2]	139,608,329	133,555,642	427,500,793	204,654,900	149,792,050	189,979,683
Cash	—	—	—	—	1,387	—

Receivables:

Capital shares sold	2,153,465	—	—	—	—	—

Dividends and interest	310,988	458,768	924,818	639,333	343,613	566,272

Investment securities sold	—	577,284	—	—	—	—
Total Assets	142,072,782	134,591,694	428,425,611	205,294,233	150,137,050	190,545,955
LIABILITIES:

Due to custodian	435	—	1,578	—	—	—

Payables:

Collateral for securities on loan (Note 2)	6,000,048	10,348,083	12,882,104	13,501,109	27,073,218	34,378,277

Investment securities purchased	2,152,078	—	—	—	—	—

Distribution	918,385	1,296,750	2,635,102	1,455,773	903,809	1,393,862

Advisory fees (Note 3)	30,835	39,504	96,381	59,837	39,045	49,140

Service fees (Note 2)	485	457	1,515	693	452	569
Total Liabilities	9,102,266	11,684,794	15,616,680	15,017,412	28,016,524	35,821,848
NET ASSETS	$132,970,516	$122,906,900	$412,808,931	$190,276,821	$122,120,526	$154,724,107
NET ASSETS:

Paid-in capital	$155,453,729	$196,485,221	$488,836,219	$258,116,050	$145,299,455	$191,436,026

Undistributed net investment income	128,223	223,296	356,417	310,225	194,523	269,407

Accumulated net realized loss on investments	(30,136,050)	(71,551,669)	(92,473,883)	(83,312,810)	(33,105,698)	(54,662,844)

Net unrealized appreciation (depreciation) on investments	7,524,614	(2,249,948)	16,090,178	15,163,356	9,732,246	17,681,518
NET ASSETS	$132,970,516	$122,906,900	$412,808,931	$190,276,821	$122,120,526	$154,724,107
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,100,000	3,500,000	9,700,000	4,450,000	2,650,000	3,650,000
Net asset value per share	$42.89	$35.12	$42.56	$42.76	$46.08	$42.39

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

[2]	Market values of securities on loan were as follows: $5,789,579, $10,045,550, $12,550,830, $13,190,115, $26,389,890 and $33,272,534, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2010

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$3,812,514	$5,283,790	$11,875,811	$6,928,333	$3,705,468	$5,389,917

Interest	147	133	435	167	118	144

Securities lending income (Note 2)	12,503	18,181	19,137	11,895	42,827	105,051
Total investment income	3,825,164	5,302,104	11,895,383	6,940,395	3,748,413	5,495,112
EXPENSES:

Advisory fees (Note 3)	325,223	491,464	1,048,840	560,108	382,687	454,709

Service fees (Note 2)	5,111	5,691	16,482	6,486	4,431	5,265
Total expenses	330,334	497,155	1,065,322	566,594	387,118	459,974
Net investment income	3,494,830	4,804,949	10,830,061	6,373,801	3,361,295	5,035,138
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(11,106,166)	(18,504,318)	(34,914,696)	(26,165,549)	(7,506,687)	(10,995,591)

In-kind redemptions	3,398,690	10,220,290	14,938,267	14,082,552	12,198,654	17,117,359
Net realized gain (loss)	(7,707,476)	(8,284,028)	(19,976,429)	(12,082,997)	4,691,967	6,121,768
Net change in unrealized appreciation (depreciation)	48,824,215	59,598,462	146,328,209	73,563,002	45,170,197	53,786,910
Net realized and unrealized gain on investments	41,116,739	51,314,434	126,351,780	61,480,005	49,862,164	59,908,678
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,611,569	$56,119,383	$137,181,841	$67,853,806	$53,223,459	$64,943,816

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,494,830	$3,338,965	$4,804,949	$6,708,782	$10,830,061	$11,016,858

Net realized loss on investments	(7,707,476)	(18,715,895)	(8,284,028)	(56,740,057)	(19,976,429)	(62,291,410)

Net change in unrealized appreciation (depreciation) on investments	48,824,215	(29,166,740)	59,598,462	(29,209,022)	146,328,209	(97,231,533)
Net increase (decrease) in net assets resulting from operations	44,611,569	(44,543,670)	56,119,383	(79,240,297)	137,181,841	(148,506,085)
DIVIDENDS:

Net investment income	(3,446,970)	(3,313,229)	(4,721,943)	(6,721,777)	(10,722,974)	(10,899,807)
Total dividends	(3,446,970)	(3,313,229)	(4,721,943)	(6,721,777)	(10,722,974)	(10,899,807)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,294,993	46,420,476	46,679,655	71,553,240	73,698,313	182,938,258

Cost of shares redeemed	(12,332,769)	(1,790,616)	(76,261,688)	(23,158,766)	(81,483,288)	(37,775,980)
Net increase (decrease) in net assets resulting from capital share transactions	6,962,224	44,629,860	(29,582,033)	48,394,474	(7,784,975)	145,162,278
Net Increase (Decrease) in Net Assets	48,126,823	(3,227,039)	21,815,407	(37,567,600)	118,673,892	(14,243,614)
NET ASSETS:

Beginning of year	$84,843,693	$88,070,732	$101,091,493	$138,659,093	$294,135,039	$308,378,653

End of year	$132,970,516	$84,843,693	$122,906,900	$101,091,493	$412,808,931	$294,135,039
Undistributed net investment income included in net assets at end of year	$128,223	$82,946	$223,296	$146,102	$356,417	$249,330
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,900,000	1,700,000	4,400,000	2,900,000	9,850,000	5,850,000

Shares created	500,000	1,250,000	1,400,000	2,100,000	1,900,000	5,000,000

Shares redeemed	(300,000)	(50,000)	(2,300,000)	(600,000)	(2,050,000)	(1,000,000)
Shares outstanding, end of year	3,100,000	2,900,000	3,500,000	4,400,000	9,700,000	9,850,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,373,801	$6,320,448	$3,361,295	$3,242,405	$5,035,138	$4,209,422

Net realized gain (loss) on investments	(12,082,997)	(58,047,091)	4,691,967	(23,657,089)	6,121,768	(39,689,366)

Net change in unrealized appreciation (depreciation) on investments	73,563,002	(23,355,640)	45,170,197	(17,789,217)	53,786,910	(15,137,758)
Net increase (decrease) in net assets resulting from operations	67,853,806	(75,082,283)	53,223,459	(38,203,901)	64,943,816	(50,617,702)
DIVIDENDS:

Net investment income	(6,252,514)	(6,316,346)	(3,242,404)	(3,290,596)	(4,954,523)	(4,219,124)
Total dividends	(6,252,514)	(6,316,346)	(3,242,404)	(3,290,596)	(4,954,523)	(4,219,124)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	97,666,183	119,876,634	60,079,949	66,272,249	71,158,842	47,165,978

Cost of shares redeemed	(73,267,291)	(100,406,482)	(53,595,618)	(50,320,867)	(49,793,228)	—
Net increase in net assets resulting from capital share transactions	24,398,892	19,470,152	6,484,331	15,951,382	21,365,614	47,165,978
Net Increase (Decrease) in Net Assets	86,000,184	(61,928,477)	56,465,386	(25,543,115)	81,354,907	(7,670,848)
NET ASSETS:

Beginning of year	$104,276,637	$166,205,114	$65,655,140	$91,198,255	$73,369,200	$81,040,048

End of year	$190,276,821	$104,276,637	$122,120,526	$65,655,140	$154,724,107	$73,369,200
Undistributed net investment income included in net assets at end of year	$310,225	$188,938	$194,523	$75,632	$269,407	$239,538
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,900,000	3,250,000	2,450,000	1,900,000	3,050,000	1,750,000

Shares created	2,400,000	2,900,000	1,600,000	1,700,000	1,950,000	1,300,000

Shares redeemed	(1,850,000)	(2,250,000)	(1,400,000)	(1,150,000)	(1,350,000)	—
Shares outstanding, end of year	4,450,000	3,900,000	2,650,000	2,450,000	3,650,000	3,050,000

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[1]	1.14	1.54	1.68	1.18
Net realized and unrealized gain (loss)	13.61	(22.56)	(6.04)	7.28
Total from investment operations	14.75	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(1.12)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	(0.02)	—
Total dividends and distributions to shareholders	(1.12)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$42.89	$29.26	$51.81	$57.87

TOTAL RETURN[2]	50.83%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$132,971	$84,844	$88,071	$89,698
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.31%[3]
Net investment income	3.01%	3.91%	2.89%	2.76%[3]
Portfolio turnover rate[4]	16%	23%	10%	12%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[1]	1.17	1.95	2.22	1.56
Net realized and unrealized gain (loss)	12.16	(24.80)	(10.19)	7.54
Total from investment operations	13.33	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(1.19)	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(1.19)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$35.12	$22.98	$47.81	$57.99

TOTAL RETURN[2]	58.47%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,907	$101,091	$138,659	$205,874
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	3.72%	5.59%	3.88%	3.68%[3]
Portfolio turnover rate[4]	25%	45%	19%	11%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[1]	1.10	1.51	1.60	1.11
Net realized and unrealized gain (loss)	12.69	(22.91)	(5.21)	7.32
Total from investment operations	13.79	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(1.09)	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(1.09)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$42.56	$29.86	$52.71	$57.97

TOTAL RETURN[2]	46.53%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$412,809	$294,135	$308,379	$333,339
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.29%[3]
Net investment income	2.89%	3.78%	2.74%	2.65%[3]
Portfolio turnover rate[4]	17%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[1]	1.60	1.81	2.10	1.40
Net realized and unrealized gain (loss)	16.01	(24.34)	(8.56)	9.09
Total from investment operations	17.61	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(1.59)	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(1.59)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$42.76	$26.74	$51.14	$59.69

TOTAL RETURN[2]	66.66%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$190,277	$104,277	$166,205	$188,009
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	4.32%	4.57%	3.57%	3.29%[3]
Portfolio turnover rate[4]	57%	53%	16%	21%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[1]	1.29	1.63	1.88	1.45
Net realized and unrealized gain (loss)	19.22	(21.16)	(10.12)	7.41
Total from investment operations	20.51	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(1.23)	(1.67)	(1.78)	(1.04)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.23)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$46.08	$26.80	$48.00	$58.02

TOTAL RETURN[2]	77.34%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,121	$65,655	$91,198	$78,333
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.43%[3]
Net investment income	3.34%	4.31%	3.38%	3.47%[3]
Portfolio turnover rate[4]	11%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[1]	1.49	1.85	2.13	1.79
Net realized and unrealized gain (loss)	18.28	(22.26)	(11.10)	6.65
Total from investment operations	19.77	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(1.44)	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(1.44)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$42.39	$24.06	$46.31	$57.41

TOTAL RETURN[2]	83.27%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$154,724	$73,369	$81,040	$111,948
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.42%[3]
Net investment income	4.21%	5.15%	3.97%	4.25%[3]
Portfolio turnover rate[4]	16%	65%	34%	16%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements

March 31, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2010, the Trust offered 42 investment funds (each a “Fund”, collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased and sold on national securities exchanges at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds, which are valued at NAV.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

54	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$132,316,398	$—	$—
Money Market Fund	—	7,291,931	—
Total	$132,316,398	$7,291,931	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$122,440,821	$—	$—
Money Market Fund	—	11,114,821	—
Total	$122,440,821	$11,114,821	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$411,198,513	$—	$—
Money Market Fund	—	16,302,280	—
Total	$411,198,513	$16,302,280	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$189,523,661	$—	$—
Money Market Fund	—	15,131,239	—
Total	$189,523,661	$15,131,239	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$121,322,974	$—	$—
Money Market Fund	—	28,469,076	—
Total	$121,322,974	$28,469,076	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$153,859,588	$—	$—
Money Market Fund	—	36,120,095	—
Total	$153,859,588	$36,120,095	$—

WisdomTree Domestic Dividend Funds	55

Notes to Financial Statements (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the fiscal year ended March 31, 2010.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $361,436 were paid on behalf of the Funds to the Independent Trustees for the fiscal year ended March 31, 2010.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any,

56	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the fiscal year ended March 31, 2010, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2010, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2010 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$26,726,298	$18,752,233
Equity Income Fund	69,616,793	32,156,698
LargeCap Dividend Fund	86,152,923	64,318,289
Dividend ex-Financials Fund	127,740,179	82,487,307
MidCap Dividend Fund	45,352,101	11,127,806
SmallCap Dividend Fund	65,868,452	19,412,387

WisdomTree Domestic Dividend Funds	57

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$10,972,873	$12,059,745
Equity Income Fund	8,493,702	74,813,247
LargeCap Dividend Fund	50,687,820	80,408,996
Dividend ex-Financials Fund	52,318,871	72,627,405
MidCap Dividend Fund	23,778,318	51,308,544
SmallCap Dividend Fund	24,553,994	48,995,908

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$135,155,428	$10,743,189	$(6,290,288)	$4,452,901
Equity Income Fund*	138,570,030	6,692,112	(11,706,500)	(5,014,388)
LargeCap Dividend Fund	421,855,968	26,475,807	(20,830,982)	5,644,825
Dividend ex-Financials Fund	192,012,157	17,252,525	(4,609,782)	12,642,743
MidCap Dividend Fund	142,902,194	11,711,738	(4,821,882)	6,889,856
SmallCap Dividend Fund*	176,074,541	20,286,892	(6,381,750)	13,905,142

At March 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income and Other Ordinary Losses	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Losses)
Total Dividend Fund	$128,223	$(27,064,337)	$4,452,901	$(22,483,213)
Equity Income Fund	223,296	(68,779,688)	(5,014,388)	(73,570,780)
LargeCap Dividend Fund	356,417	(82,028,530)	5,644,825	(76,027,288)
Dividend ex-Financials Fund	310,225	(80,792,197)	12,642,743	(67,839,229)
MidCap Dividend Fund	194,523	(30,263,308)	6,889,856	(23,178,929)
SmallCap Dividend Fund	269,407	(50,886,336)	13,905,142	(36,711,787)

The tax character of distributions paid during the years ended March 31, 2010 and March 31, 2009, was as follows:

	Year Ended March 31, 2010	Year Ended March 31, 2009
Fund	Distributions Paid from Ordinary Income**	Distributions Paid from Ordinary Income*
Total Dividend Fund	$3,446,970	$3,313,229
Equity Income Fund	4,721,943	6,721,777
LargeCap Dividend Fund	10,722,974	10,899,807
Dividend ex-Financials Fund	6,252,514	6,316,346
MidCap Dividend Fund	3,242,404	3,290,596
SmallCap Dividend Fund	4,954,523	4,219,124
*	The difference between book-basis and tax basis components of accumulated earnings/loss is attributable to tax refund receivable.
**	Includes short-term capital gains.

58	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (concluded)

At March 31, 2010, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Total
Total Dividend Fund	$—	$410,492	$4,674,701	$11,073,078	$16,158,271
Equity Income Fund	4,934	1,261,567	9,481,659	36,880,803	47,628,963
LargeCap Dividend Fund	5,452	3,165,417	12,904,697	32,859,591	48,935,157
Dividend ex-Financials Fund	16,309	1,204,674	9,972,192	68,035,975	79,229,150
MidCap Dividend Fund	—	517,017	7,127,052	16,904,294	24,548,363
SmallCap Dividend Fund	44,705	774,464	10,100,965	32,761,958	43,682,092

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended March 31, 2010, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October Capital Losses
Total Dividend Fund	$(10,906,066)
Equity Income Fund	(21,150,725)
LargeCap Dividend Fund	(33,093,373)
Dividend ex-Financials Fund	(1,563,047)
MidCap Dividend Fund	(5,714,945)
SmallCap Dividend Fund	(7,204,244)

At March 31, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Dividend Fund	$(2,583)	$(2,338,797)	$2,341,380
Equity Income Fund	(5,812)	(4,825,609)	4,831,421
LargeCap Dividend Fund	—	(7,512,866)	7,512,866
Dividend ex-Financials Fund	—	(12,576,193)	12,576,193
MidCap Dividend Fund	—	(10,961,560)	10,961,560
SmallCap Dividend Fund	(50,746)	(15,434,299)	15,485,045

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree Domestic Dividend Funds	59

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2010

60	WisdomTree Domestic Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 19, 2010, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM and Dreyfus currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

WisdomTree Domestic Dividend Funds	61

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of the U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Funds that invest in non-U.S. securities. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in it’s NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	418	41.17%	542	53.40%
	25 – 49.9	23	2.27%	12	1.18%
	50 – 74.9	6	0.59%	5	0.49%
	75 – 99.9	3	0.30%	0	0.00%
	100 – 124.9	1	0.10%	1	0.10%
	125 – 174.9	1	0.10%	0	0.00%
	175 – 199.9	2	0.20%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.10%	0	0.00%
	Total	455	44.83%	560	55.17%
WisdomTree Equity Income Fund
June 16, 2006 – March 31, 2010	0 – 24.9	383	37.72%	566	55.76%
	25 – 49.9	29	2.86%	13	1.28%
	50 – 74.9	5	0.49%	5	0.49%
	75 – 99.9	2	0.20%	1	0.10%
	100 – 124.9	2	0.20%	1	0.10%
	125 – 174.9	3	0.30%	1	0.10%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.10%
	>250	2	0.20%	1	0.10%
	Total	426	41.97%	589	58.03%
WisdomTree LargeCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	505	49.75%	417	41.08%
	25 – 49.9	42	4.14%	17	1.67%
	50 – 74.9	18	1.77%	2	0.20%
	75 – 99.9	2	0.20%	0	0.00%
	100 – 124.9	2	0.20%	0	0.00%
	125 – 174.9	1	0.10%	1	0.10%
	175 – 199.9	1	0.10%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	5	0.49%	2	0.20%
	Total	576	56.75%	439	43.25%

62	WisdomTree Domestic Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited)(concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Dividend ex-Financials Fund
June 16, 2006 – March 31, 2010	0 – 24.9	465	45.81%	460	45.31%
	25 – 49.9	47	4.63%	18	1.77%
	50 – 74.9	4	0.39%	2	0.20%
	75 – 99.9	3	0.30%	2	0.20%
	100 – 124.9	2	0.20%	1	0.10%
	125 – 174.9	1	0.10%	1	0.10%
	175 – 199.9	1	0.10%	0	0.00%
	200 – 249.9	4	0.39%	1	0.10%
	>250	2	0.20%	1	0.10%
	Total	529	52.12%	486	47.88%
WisdomTree MidCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	468	46.10%	476	46.90%
	25 – 49.9	20	1.97%	18	1.77%
	50 – 74.9	8	0.79%	4	0.39%
	75 – 99.9	2	0.20%	4	0.39%
	100 – 124.9	2	0.20%	3	0.30%
	125 – 174.9	2	0.20%	1	0.10%
	175 – 199.9	2	0.20%	0	0.00%
	200 – 249.9	4	0.39%	0	0.00%
	>250	1	0.10%	0	0.00%
	Total	509	50.15%	506	49.85%
WisdomTree SmallCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	434	42.75%	444	43.73%
	25 – 49.9	50	4.92%	48	4.73%
	50 – 74.9	12	1.18%	6	0.59%
	75 – 99.9	2	0.20%	2	0.20%
	100 – 124.9	3	0.30%	2	0.20%
	125 – 174.9	3	0.30%	2	0.20%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	1	0.10%	1	0.10%
	>250	3	0.30%	2	0.20%
	Total	508	50.05%	507	49.95%
*	Basis point (bps), is a unit that is equal to 1/100th of 1%.

WisdomTree Domestic Dividend Funds	63

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	42	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	42	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	42	None.

+	As of March 31, 2010.

*	Elected by and serves at the pleasure of the Board of Trustees.

64	WisdomTree Domestic Dividend Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	42	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	42	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	42	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of Stanford University’s Hoover Institution.

+	As of March 31, 2010.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

WisdomTree Domestic Dividend Funds	65

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported on Form 1099-DIV in January 2011.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2010, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$3,379,547
Equity Income Fund	4,515,370
LargeCap Dividend Fund	10,722,974
Dividend ex-Financials Fund	6,237,772
MidCap Dividend Fund	2,453,253
SmallCap Dividend Fund	3,049,931

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2010 that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends- Received Deduction
Total Dividend Fund	98.04%
Equity Income Fund	95.64
LargeCap Dividend Fund	100.00
Dividend ex-Financials Fund	99.83
MidCap Dividend Fund	75.68
SmallCap Dividend Fund	61.65

66	WisdomTree Domestic Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic Dividend Funds	67

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargerCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

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WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

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Domestic and International Earnings Funds

Annual Report

March 31, 2010

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

1

Management’s Discussion of Funds’ Performance (unaudited)

Domestic and International Earnings Funds

The U.S. equity market, measured by the Russell 3000 Index, S&P 500 Index, and Dow Jones Industrial Average, all popular benchmarks for the broad U.S. equity markets, rallied between 47% and 53% for the 12 month period ended March 31, 2010 (the “period”). These 12-month gains in stock prices came close to erasing the significant declines in those same benchmarks that ranged from 36% to 38% for the 12 months ended March 31, 2009. The broad market averages are now showing cumulative losses of 5-7% over the prior 24-months.

In the depths of the bear market that occurred in March 2009, investors were panicking about the safety of major financial institutions and those fears spread throughout the entire economy. At the close of the Funds’ fiscal year end in March 2010, the concerns about a financial meltdown have largely been largely taken off the table, though significant worries about the health of the economy remain. The Federal Reserve, led by Chairman Benjamin Bernanke, instituted a series of emergency lending programs that have restored confidence in the financial system, jump started bank lending, and lowered the interest rates for consumers and businesses. These extraordinary measures included, but were not limited to, “quantitative easing” policies to keep long-term bond and mortgage rates low and the lowering of the Federal Funds target interest rate to a historically low level — near zero. In addition to the easy monetary policies and all the special Federal Reserve programs designed to restore confidence in the financial system, substantial fiscal policy support measures for the economy were enacted by newly elected President Barack Obama, who assumed office in January 2009. While the U.S. unemployment rate, a lagging economic indicator, remained stubbornly high at 9.7% in March 2010, consumer and investor confidence generally rose throughout the period.

TICKER	WISDOMTREE FUND	1 YEAR RETURN	CAPITALIZATION-WEIGHTED BENCHMARK INDEX	1 YEAR RETURN	1 YEAR RETURN FUND vs INDEX
EPI	WisdomTree India Earnings Fund	112.11%	MSCI India Index	115.88%	-3.77%
EES	WisdomTree SmallCap Earnings Fund	91.88%	Russell 2000 Index	62.76%	29.12%
EZM	WisdomTree MidCap Earnings Fund	82.49%	S&P MidCap 400 Index	64.07%	18.42%
EZY	WisdomTree LargeCap Value Fund	55.57%	Russell 1000 Value Index	53.56%	2.01%
EXT	WisdomTree Total Earnings Fund	53.82%	Russell 3000 Index	52.44%	1.38%
EPS	WisdomTree Earnings 500 Fund	49.49%	S&P 500 Index	49.77%	-0.28%
ROI	WisdomTree LargeCap Growth Fund	37.46%	Russell 1000 Growth Index	49.75%	-12.29%

As with the downturn, in which small cap stocks led the broader markets on the way down during the year ended March 31, 2009, small cap stocks led the markets higher during the year ended March 31, 2010. The perceived tendency of small cap stocks to outperform larger capitalization companies during the initial recovery phases of a bull market and their relative underperformance in recessions and bear markets is tied to many investors’ views that small cap stocks are more sensitive to the changing economic conditions than large capitalization stocks. This general tendency was played out during the period as many small cap stocks saw significant relative gains.

The WisdomTree Total Earnings Fund (EXT) performed better than its corresponding cap-weighted index over the period. However, this was not as significant as the relative outperformance of the WisdomTree mid- and small-cap earnings Funds against their corresponding capitalization-weighted indexes.

WisdomTree’s earnings weighted funds are designed to track indexes based on the earnings stream generated by companies included in the underlying WisdomTree index. There are two primary factors that drive performance differential versus market cap-weighted benchmarks: aggregate exposure to a sector and stock selection within a sector, both of which are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather they are objectively determined at the re-balancing dates based on the earnings stream.

2	WisdomTree Domestic and International Earnings Funds

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

For the Total Earnings Fund (EXT) and the Earnings 500 Fund (EPS) better stock selection in the materials and health care sectors impacted returns positively, while higher exposure to the energy sector, which under-performed the market, was a negative factor.

In the SmallCap Earnings Fund (EES) three sectors with significant positive performance were given above average weight as a result of our rules-based index methodology: consumer discretionary, energy, and materials sectors. These sectors helped drive the significant performance differential of EES over its cap-weighted benchmark.

Internationally, India is the only region of the world where WisdomTree sets portfolio weights based on earnings. This is because the tax regulations in India act as a disincentive to dividend payments. During the period, emerging markets led the global economy and financial markets higher, and India was one of the best performing countries in the world. The WisdomTree India Earnings Fund (EPI) was up over 110%, led by sectors such as the consumer discretionary sector.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see page 12 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Exxon Mobil Corp.	3.5%
Wal-Mart Stores, Inc.	2.5%
Microsoft Corp.	2.3%
General Electric Co.	2.1%
Johnson & Johnson	2.0%
Berkshire Hathaway, Inc. Class B	1.9%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
Procter & Gamble Co. (The)	1.7%
Pfizer, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (Ticker Symbol: EXT) returned 53.82% at net asset value (“NAV”) for the fiscal year ending March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Materials, which had above average returns and had a notable contribution to positive Fund performance. Energy stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
One Year	53.82%	52.96%	54.37%	52.44%
Three Year	-3.40%	-3.53%	-3.22%	-3.99%
Since Inception[1]	-3.85%	-3.99%	-3.68%	-4.52%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Exxon Mobil Corp.	4.0%
Wal-Mart Stores, Inc.	2.8%
Microsoft Corp.	2.6%
General Electric Co.	2.3%
Johnson & Johnson	2.3%
Berkshire Hathaway, Inc. Class B	2.2%
International Business Machines Corp.	2.0%
Chevron Corp.	1.9%
Procter & Gamble Co. (The)	1.9%
Pfizer, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (Ticker Symbol: EPS) returned 49.49% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Health Care, which had below average returns. This underweighting had a notable contribution to positive Fund performance. Energy stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
One Year	49.49%	48.95%	50.18%	49.77%
Three Year	-3.97%	-4.11%	-3.66%	-4.17%
Since Inception[1]	-4.37%	-4.49%	-4.06%	-4.63%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
OSI Pharmaceuticals, Inc.	1.7%
Huntsman Corp.	1.3%
Tidewater, Inc.	0.7%
Omnicare, Inc.	0.7%
Universal Health Services, Inc. Class B	0.6%
Kinetic Concepts, Inc.	0.6%
Patriot Coal Corp.	0.6%
Cubist Pharmaceuticals, Inc.	0.6%
Southern Union Co.	0.6%
StanCorp Financial Group, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (Ticker Symbol: EZM) returned 82.49% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Midcap companies generally performed well throughout the period and every sector contributed positively to returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
One Year	82.49%	81.91%	83.85%	64.07%
Three Year	0.31%	0.19%	0.36%	-0.83%
Since Inception[1]	-0.47%	-0.51%	-0.40%	-1.47%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
MBIA, Inc.	2.2%
First Financial Bancorp	1.5%
Innophos Holdings, Inc.	0.8%
Deluxe Corp.	0.8%
Amtrust Financial Services, Inc.	0.8%
Buckeye Technologies, Inc.	0.7%
Sun Healthcare Group, Inc.	0.7%
Cincinnati Bell, Inc.	0.7%
Domino’s Pizza, Inc.	0.6%
BlackRock Kelso Capital Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (Ticker Symbol: EES) returned 91.88% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). Every sector contributed positively to returns. Overweight positions in Energy and Materials resulted in significant contributions to positive Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
One Year	91.88%	90.93%	92.79%	62.76%
Three Year	-1.51%	-1.54%	-1.64%	-3.99%
Since Inception[1]	-2.73%	-2.80%	-2.83%	-4.80%
[1]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

(Formerly, WisdomTree Low P/E Fund)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Chevron Corp.	9.3%
ConocoPhillips	7.5%
Time Warner, Inc.	6.8%
Hewlett-Packard Co.	5.2%
Wal-Mart Stores, Inc.	5.1%
Verizon Communications, Inc.	2.9%
UnitedHealth Group, Inc.	2.3%
Marathon Oil Corp.	2.2%
Home Depot, Inc.	1.7%
WellPoint, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund seeks investment results that correspond to the price and yield performance before fees and expenses, of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date. Effective June 19, 2009, the WisdomTree Low P/E Fund changed its investment objective and was renamed the WisdomTree LargeCap Value Fund.

The WisdomTree LargeCap Value Fund (Ticker Symbol: EZY) returned 55.57% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Health Care, which had below average returns. This underweighting had a notable contribution to positive Fund performance. An underweight position in Financials, which outperformed, contributed to a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced Wisdom Tree Index[1]	Russell 1000 Value Index
One Year	55.57%	54.94%	56.49%	53.56%
Three Year	-6.94%	-7.04%	-6.66%	-7.33%
Since Inception[2]	-7.24%	-7.31%	-6.98%	-7.49%
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Exxon Mobil Corp.	14.3%
Chevron Corp.	9.5%
Wal-Mart Stores, Inc.	5.3%
Occidental Petroleum Corp.	3.7%
Apple, Inc.	3.4%
Oracle Corp.	2.9%
Abbott Laboratories	2.3%
Google, Inc. Class A	2.3%
Amgen, Inc.	2.2%
Anadarko Petroleum Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI) returned 37.46% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Health Care, which had below average returns. This underweighting had a notable contribution to positive Fund performance. Energy stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
One Year	37.46%	36.94%	38.39%	49.75%
Since Inception[1]	30.66%	30.37%	31.37%	40.17%
[1]	Total returns are calculated based on the commencement of Fund trading on December 4, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	9

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Reliance Industries Ltd.	10.9%
Infosys Technologies Ltd.	8.1%
Oil & Natural Gas Corp., Ltd.	6.3%
State Bank of India Ltd.	3.2%
ICICI Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.8%
Housing Development Finance Corp.	2.6%
Tata Consultancy Services Ltd.	2.4%
Sesa Goa Ltd.	2.2%
Tata Steel Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund (Ticker Symbol: EPI) returned 112.11% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). Consumer Staples and Industrials had notable contributions to positive Fund performance. Telecommunications Services and Energy created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.88%. Fund expenses are capped by contract at 0.88%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	112.11%	112.54%	115.36%	115.88%
Since Inception[1]	-2.77%	-2.95%	-1.03%	-4.11%
[1]	Total returns are calculated based on the commencement of Fund trading on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Domestic and International Earnings Funds

	Cumulative Returns as of 3/31/10 (unaudited)
	Total Return NAV (%)			Market Price (%)
	1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree Total Earnings Fund	53.82%	-9.85%	-11.46%	52.96%	-10.23%	-11.85%
Russell 3000 Index	52.44%	-11.50%	-13.35%	52.44%	-11.50%	-13.35%
WT Earnings Index	54.37%	-9.36%	-10.97%	54.37%	-9.36%	-10.97%
WisdomTree Earnings 500 Fund	49.49%	-11.45%	-12.92%	48.95%	-11.82%	-13.26%
S&P 500 Index	49.77%	-11.98%	-13.68%	49.77%	-11.98%	-13.68%
WT Earnings 500 Index	50.18%	-10.59%	-12.05%	50.18%	-10.59%	-12.05%
WisdomTree MidCap Earnings Fund	82.49%	0.94%	-1.45%	81.91%	0.58%	-1.58%
S&P MidCap 400 Index	64.07%	-2.46%	-4.49%	64.07%	-2.46%	-4.49%
WT MidCap Earnings Index	83.85%	1.07%	-1.24%	83.85%	1.07%	-1.24%
WisdomTree SmallCap Earnings Fund	91.88%	-4.47%	-8.21%	90.93%	-4.54%	-8.42%
Russell 2000 Index	62.76%	-11.50%	-14.14%	62.76%	-11.50%	-14.14%
WT SmallCap Earnings Index	92.79%	-4.85%	-8.52%	92.79%	-4.85%	-8.52%
WisdomTree LargeCap Value Fund	55.57%	-19.41%	-20.77%	54.94%	-19.66%	-20.95%
Russell 1000 Value Index	53.56%	-20.42%	-21.45%	53.56%	-20.42%	-21.45%
Spliced WisdomTree Index	56.49%	-18.67%	-20.11%	56.49%	-18.67%	-20.11%
WisdomTree LargeCap Growth Fund	37.46%	n/a	42.36%	36.94%	n/a	41.93%
Russell 1000 Growth Index	49.75%	n/a	56.19%	49.75%	n/a	56.19%
WisdomTree LargeCap Growth Index	38.39%	n/a	43.38%	38.39%	n/a	43.38%
WisdomTree India Earnings Fund	112.11%	n/a	-5.74%	112.54%	n/a	-6.12%
MSCI India Index	115.88%	n/a	-8.46%	115.88%	n/a	-8.46%
WT India Earnings Index	115.36%	n/a	-2.15%	115.36%	n/a	-2.15%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see page 12 for the list of index descriptions.

WisdomTree Domestic and International Earnings Funds	11

Description of Terms and Indices (unaudited)

Below are descriptions of each index referenced in this Annual Report:

The WisdomTree Earnings Index measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index measures the performance of earnings-generating companies within the large-cap segment of the U.S. stock market.

The WisdomTree MidCap Earnings Index measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the stock performance of value companies in the US.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large cap growth companies.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India.

Spliced WisdomTree Index — WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

12	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/09 to 3/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	13

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Annualized Expense Ratio Based on the Period 10/01/09 to 3/31/10	Expenses Paid During the Period† 10/01/09 to 3/31/10
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,120.70	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,115.93	0.28%	$1.48
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,170.69	0.38%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,108.29	0.38%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,134.15	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$1,102.88	0.38%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$1,117.02	0.88%	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 2.9%
AAR Corp.*	270	$6,701
Alliant Techsystems, Inc.*	203	16,504
Ceradyne, Inc.*	234	5,309
Cubic Corp.	234	8,424
Curtiss-Wright Corp.	177	6,160
DynCorp International, Inc. Class A*	893	10,261
Esterline Technologies Corp.*	136	6,723
General Dynamics Corp.	2,450	189,140
Goodrich Corp.	602	42,453
HEICO Corp.	229	11,807
Hexcel Corp.*	641	9,256
Honeywell International, Inc.	3,313	149,980
ITT Corp.	670	35,919
L-3 Communications Holdings, Inc.	818	74,953
Lockheed Martin Corp.	1,944	161,780
Moog, Inc. Class A*	183	6,482
Northrop Grumman Corp.	1,058	69,373
Orbital Sciences Corp.*	227	4,315
Precision Castparts Corp.	671	85,022
Raytheon Co.	2,217	126,635
Rockwell Collins, Inc.	755	47,255
Spirit Aerosystems Holdings, Inc. Class A*	684	15,992
Stanley, Inc.*	344	9,732
Teledyne Technologies, Inc.*	136	5,613
TransDigm Group, Inc.	392	20,792
Triumph Group, Inc.	116	8,130
United Technologies Corp.	3,540	260,579

Total Aerospace & Defense		1,395,290
Air Freight & Logistics – 0.4%
Atlas Air Worldwide Holdings, Inc.*	166	8,806
C.H. Robinson Worldwide, Inc.(a)	529	29,545
Expeditors International Washington, Inc.	624	23,038
Forward Air Corp.	111	2,919
HUB Group, Inc. Class A*	139	3,889
United Parcel Service, Inc. Class B	2,082	134,102

Total Air Freight & Logistics		202,299
Airlines – 0.1%
Allegiant Travel Co.*	189	10,935
Hawaiian Holdings, Inc.*	1,231	9,072
Republic Airways Holdings, Inc.*	454	2,688
Skywest, Inc.	342	4,884

Total Airlines		27,579
Automobiles – 0.0%
Harley-Davidson, Inc.	755	21,193
Beverages – 2.6%
Brown-Forman Corp. Class B(a)	703	41,793
Coca-Cola Bottling Co. Consolidated	163	9,562
Coca-Cola Co. (The)	8,947	492,085
Coca-Cola Enterprises, Inc.	2,450	67,767
Constellation Brands, Inc. Class A*	550	9,042

Investments	Shares	Value

Dr. Pepper Snapple Group, Inc.	1,554	$54,654
Hansen Natural Corp.*	271	11,756
Molson Coors Brewing Co. Class B	842	35,414
PepsiCo, Inc.	7,617	503,941

Total Beverages		1,226,014
Biotechnology – 2.0%
Alkermes, Inc.*	1,027	13,320
Amgen, Inc.*	6,965	416,229
Biogen Idec, Inc.*	1,439	82,541
Celgene Corp.*	625	38,725
Cephalon, Inc.*	373	25,282
Cubist Pharmaceuticals, Inc.*	1,024	23,081
Emergent Biosolutions, Inc.*	143	2,401
Genzyme Corp.*	822	42,604
Gilead Sciences, Inc.*	4,598	209,117
Immunomedics, Inc.*(a)	2,853	9,472
Martek Biosciences Corp.*	487	10,962
Myriad Genetics, Inc.*	509	12,242
OSI Pharmaceuticals, Inc.*	1,057	62,944
PDL BioPharma, Inc.	2,860	17,761

Total Biotechnology		966,681
Building Products – 0.0%
Ameron International Corp.	63	3,962
Apogee Enterprises, Inc.	340	5,376
Armstrong World Industries, Inc.*	1	36
Simpson Manufacturing Co., Inc.(a)	138	3,831

Total Building Products		13,205
Capital Markets – 2.4%
Ameriprise Financial, Inc.	297	13,472
BlackRock Kelso Capital Corp.	1,378	13,725
BlackRock, Inc.	232	50,520
Broadpoint Gleacher Securities, Inc.*	1,801	7,204
Charles Schwab Corp. (The)	4,274	79,881
Eaton Vance Corp.	435	14,590
Federated Investors, Inc. Class B(a)	481	12,689
Franklin Resources, Inc.	773	85,726
GAMCO Investors, Inc. Class A	133	6,052
GFI Group, Inc.	1,261	7,289
Goldman Sachs Group, Inc. (The)	2,540	433,400
Greenhill & Co., Inc.	72	5,910
Investment Technology Group, Inc.*	250	4,172
Knight Capital Group, Inc. Class A*	1,195	18,224
Northern Trust Corp.	1,418	78,359
optionsXpress Holdings, Inc.	372	6,060
Prospect Capital Corp.(a)	304	3,694
Raymond James Financial, Inc.	548	14,654
Riskmetrics Group, Inc.*	579	13,091
SEI Investments Co.	520	11,424
State Street Corp.	3,108	140,295
Stifel Financial Corp.*	74	3,977
T. Rowe Price Group, Inc.	622	34,166
TD Ameritrade Holding Corp.*(a)	3,067	58,457

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Waddell & Reed Financial, Inc. Class A(a)	158	$5,694

Total Capital Markets		1,122,725
Chemicals – 1.7%
Air Products & Chemicals, Inc.	576	42,595
Airgas, Inc.	440	27,993
Albemarle Corp.	271	11,553
Arch Chemicals, Inc.	140	4,815
Ashland, Inc.	1	53
Balchem Corp.	411	10,131
Celanese Corp. Series A	824	26,244
CF Industries Holdings, Inc.	439	40,028
Eastman Chemical Co.	155	9,870
Ecolab, Inc.	520	22,854
FMC Corp.	272	16,467
H.B. Fuller Co.	317	7,357
Huntsman Corp.	4,064	48,971
Innophos Holdings, Inc.	479	13,364
International Flavors & Fragrances, Inc.	316	15,064
Intrepid Potash, Inc.*(a)	302	9,160
Koppers Holdings, Inc.	186	5,267
Lubrizol Corp.	322	29,534
Monsanto Co.	2,034	145,268
Mosaic Co. (The)	1,123	68,245
NewMarket Corp.	131	13,492
Olin Corp.	430	8,437
PPG Industries, Inc.	279	18,246
Praxair, Inc.	1,080	89,640
RPM International, Inc.	776	16,560
Scotts Miracle-Gro Co. (The) Class A	316	14,647
Sensient Technologies Corp.	188	5,463
Sigma-Aldrich Corp.	547	29,352
Stepan Co.	139	7,769
Terra Industries, Inc.	778	35,601
Valspar Corp.	362	10,672
W.R. Grace & Co.*	1	28

Total Chemicals		804,740
Commercial Banks – 2.2%
Associated Banc-Corp.	507	6,997
Bancfirst Corp.	71	2,976
BancorpSouth, Inc.	321	6,728
Bank of Hawaii Corp.(a)	211	9,484
Bank of the Ozarks, Inc.	338	11,894
BB&T Corp.	2,626	85,056
BOK Financial Corp.	387	20,294
Camden National Corp.	279	8,959
City National Corp.	158	8,527
Commerce Bancshares, Inc.	439	18,061
Community Bank System, Inc.	159	3,622
Community Trust Bancorp, Inc.	390	10,565
Cullen/Frost Bankers, Inc.	204	11,383
CVB Financial Corp.(a)	413	4,101
First Citizens BancShares, Inc. Class A	42	8,348
First Financial Bancorp	1,371	24,390

Investments	Shares	Value

First Financial Bankshares, Inc.	86	$4,433
FirstMerit Corp.	322	6,946
FNB Corp.	361	2,928
Fulton Financial Corp.	709	7,225
Glacier Bancorp, Inc.	247	3,762
Hancock Holding Co.	114	4,766
International Bancshares Corp.	873	20,070
M&T Bank Corp.	362	28,736
NBT Bancorp, Inc.	154	3,519
Old National Bancorp	298	3,561
Park National Corp.(a)	69	4,299
PNC Financial Services Group, Inc.	990	59,103
Prosperity Bancshares, Inc.	166	6,806
Republic Bancorp, Inc. Class A	476	8,968
S&T Bancorp, Inc.	117	2,445
Simmons First National Corp. Class A(a)	341	9,401
Susquehanna Bancshares, Inc.	318	3,120
SVB Financial Group*	206	9,612
TCF Financial Corp.(a)	635	10,122
Tompkins Financial Corp.	241	8,792
Trustmark Corp.	248	6,059
U.S. Bancorp	5,131	132,790
UMB Financial Corp.	116	4,710
United Bankshares, Inc.(a)	160	4,195
Valley National Bancorp(a)	347	5,333
Wells Fargo & Co.	13,490	419,809
Westamerica Bancorp.(a)	91	5,246

Total Commercial Banks		1,028,141
Commercial Services & Supplies – 0.7%
ABM Industries, Inc.	208	4,410
Cintas Corp.(a)	550	15,450
Clean Harbors, Inc.*	72	4,000
Consolidated Graphics, Inc.*	166	6,874
Copart, Inc.*	273	9,719
Cornell Cos., Inc.*	435	7,965
Corrections Corp. of America*	419	8,321
Covanta Holding Corp.*	350	5,831
Deluxe Corp.	1,071	20,799
Ennis, Inc.	619	10,071
Geo Group, Inc. (The)*	183	3,627
Herman Miller, Inc.	482	8,705
HNI Corp.	277	7,377
Iron Mountain, Inc.	646	17,700
Knoll, Inc.	505	5,681
M&F Worldwide Corp.*	232	7,099
McGrath Rentcorp	409	9,910
Mine Safety Appliances Co.	154	4,306
Mobile Mini, Inc.*	600	9,294
Pitney Bowes, Inc.	1,118	27,335
Republic Services, Inc.	818	23,738
Rollins, Inc.	271	5,875
Stericycle, Inc.*	296	16,132
SYKES Enterprises, Inc.*	246	5,619

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Tetra Tech, Inc.*	184	$4,239
United Stationers, Inc.*	163	9,593
Waste Connections, Inc.*	201	6,826
Waste Management, Inc.	2,215	76,262

Total Commercial Services & Supplies		342,758
Communications Equipment – 1.8%
Adtran, Inc.	327	8,616
Arris Group, Inc.*	503	6,041
Black Box Corp.	113	3,476
Cisco Systems, Inc.*	20,198	525,754
Comtech Telecommunications Corp.*	109	3,487
F5 Networks, Inc.*	211	12,979
Harris Corp.	749	35,570
Juniper Networks, Inc.*	827	25,372
Polycom, Inc.*	348	10,642
QUALCOMM, Inc.	5,145	216,038
Tekelec*	292	5,303
Tellabs, Inc.	1,675	12,680

Total Communications Equipment		865,958
Computers & Peripherals – 4.9%
Apple, Inc.*	2,423	569,235
Dell, Inc.*	8,787	131,893
Diebold, Inc.(a)	224	7,114
EMC Corp.*	4,664	84,139
Hewlett-Packard Co.	11,425	607,239
International Business Machines Corp.	6,506	834,394
Lexmark International, Inc. Class A*	163	5,881
NetApp, Inc.*	713	23,215
QLogic Corp.*(a)	524	10,637
Synaptics, Inc.*(a)	339	9,360
Teradata Corp.*	777	22,448
Western Digital Corp.*	1,073	41,836

Total Computers & Peripherals		2,347,391
Construction & Engineering – 0.5%
Aecom Technology Corp.*	594	16,852
EMCOR Group, Inc.*(a)	389	9,581
Fluor Corp.	1,326	61,672
Granite Construction, Inc.	137	4,140
Jacobs Engineering Group, Inc.*	850	38,412
KBR, Inc.	1,400	31,024
MasTec, Inc.*	394	4,968
Quanta Services, Inc.*	828	15,864
Tutor Perini Corp.*	759	16,508
URS Corp.*	455	22,573

Total Construction & Engineering		221,594
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	91	7,603
Texas Industries, Inc.	92	3,143
Vulcan Materials Co.	157	7,417

Total Construction Materials		18,163
Consumer Finance – 0.2%
Advance America, Cash Advance Centers, Inc.	1,510	8,788

Investments	Shares	Value

American Express Co.	1,242	$51,245
Cash America International, Inc.	177	6,988
Credit Acceptance Corp.*(a)	251	10,351
Dollar Financial Corp.*	317	7,627
Ezcorp, Inc. Class A*	205	4,223
First Cash Financial Services, Inc.*	418	9,016
Nelnet, Inc. Class A	517	9,596
Student Loan Corp. (The)	140	4,974
World Acceptance Corp.*(a)	159	5,737

Total Consumer Finance		118,545
Containers & Packaging – 0.4%
AEP Industries, Inc.*	228	5,933
Aptargroup, Inc.	205	8,067
Ball Corp.	505	26,957
Bemis Co., Inc.	297	8,530
Boise, Inc.*	1,738	10,654
Crown Holdings, Inc.*	324	8,735
Greif, Inc. Class A	70	3,844
Packaging Corp. of America	898	22,100
Pactiv Corp.*	666	16,770
Rock-Tenn Co. Class A	326	14,856
Sealed Air Corp.	965	20,342
Silgan Holdings, Inc.	276	16,623
Sonoco Products Co.	252	7,759
Temple-Inland, Inc.	551	11,257

Total Containers & Packaging		182,427
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	296	9,061
Genuine Parts Co.	773	32,651
LKQ Corp.*	526	10,678

Total Distributors		52,390
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A*	899	55,100
Brink’s Home Security Holdings, Inc.*	275	11,701
Career Education Corp.*	232	7,340
Corinthian Colleges, Inc.*	646	11,363
DeVry, Inc.	294	19,169
H&R Block, Inc.	2,061	36,686
Hillenbrand, Inc.	462	10,159
ITT Educational Services, Inc.*	235	26,433
Matthews International Corp. Class A	112	3,976
Pre-Paid Legal Services, Inc.*(a)	88	3,331
Regis Corp.	322	6,015
Service Corp. International	2,103	19,306
Strayer Education, Inc.(a)	23	5,601
Weight Watchers International, Inc.	617	15,752

Total Diversified Consumer Services		231,932
Diversified Financial Services – 2.0%
Bank of America Corp.	21,348	381,062
CME Group, Inc.	224	70,808
Interactive Brokers Group, Inc. Class A*	520	8,398
IntercontinentalExchange, Inc.*	254	28,494

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

JPMorgan Chase & Co.	8,726	$390,488
Moody’s Corp.(a)	1,301	38,705
MSCI, Inc. Class A*	274	9,891
NASDAQ OMX Group (The)*	1,264	26,696
Portfolio Recovery Associates, Inc.*	224	12,291

Total Diversified Financial Services		966,833
Diversified Telecommunication Services – 2.3%
AboveNet, Inc.*(a)	155	7,863
Alaska Communications Systems Group, Inc.(a)	600	4,872
AT&T, Inc.	23,808	615,199
CenturyTel, Inc.	847	30,035
Cincinnati Bell, Inc.*	5,034	17,166
Frontier Communications Corp.(a)	1,050	7,812
Qwest Communications International, Inc.	4,802	25,066
Verizon Communications, Inc.	10,769	334,054
Windstream Corp.	3,100	33,759

Total Diversified Telecommunication Services		1,075,826
Electric Utilities – 2.2%
Allegheny Energy, Inc.	990	22,770
ALLETE, Inc.	158	5,290
American Electric Power Co., Inc.	2,353	80,426
Cleco Corp.	234	6,213
DPL, Inc.	727	19,767
Duke Energy Corp.	5,588	91,196
Edison International	1,530	52,280
El Paso Electric Co.*	185	3,811
Entergy Corp.	1,049	85,336
Exelon Corp.	3,915	171,516
FirstEnergy Corp.	1,162	45,423
FPL Group, Inc.	2,335	112,851
Great Plains Energy, Inc.	849	15,766
Hawaiian Electric Industries, Inc.	294	6,600
IDACORP, Inc.	183	6,335
ITC Holdings Corp.	318	17,490
MGE Energy, Inc.	115	4,066
Northeast Utilities	891	24,627
NV Energy, Inc.	911	11,233
Pepco Holdings, Inc.	733	12,571
Portland General Electric Co.	252	4,866
PPL Corp.	1,193	33,058
Progress Energy, Inc.	1,468	57,780
Southern Co.	3,663	121,465
UIL Holdings Corp.	117	3,218
Unisource Energy Corp.	292	9,180
Westar Energy, Inc.	419	9,344

Total Electric Utilities		1,034,478
Electrical Equipment – 0.8%
A.O. Smith Corp.	161	8,464
Acuity Brands, Inc.	208	8,780
AMETEK, Inc.	372	15,423
AZZ, Inc.	269	9,105
Baldor Electric Co.	297	11,108

Investments	Shares	Value

Brady Corp. Class A	281	$8,745
Emerson Electric Co.	3,223	162,246
EnerSys*	1	25
First Solar, Inc.*(a)	389	47,711
General Cable Corp.*	280	7,560
GT Solar International, Inc.*(a)	1,603	8,384
Hubbell, Inc. Class B	299	15,078
II-VI, Inc.*	202	6,836
Powell Industries, Inc.*	273	8,881
Regal-Beloit Corp.	188	11,169
Rockwell Automation, Inc.	251	14,146
Roper Industries, Inc.	297	17,178
SunPower Corp. Class A*(a)	112	2,117
Thomas & Betts Corp.*	98	3,845
Woodward Governor Co.	293	9,370

Total Electrical Equipment		376,171
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. Class A	599	25,272
Anixter International, Inc.*	110	5,153
Arrow Electronics, Inc.*	302	9,099
Avnet, Inc.*	442	13,260
AVX Corp.	848	12,042
Benchmark Electronics, Inc.*	369	7,653
Checkpoint Systems, Inc.*	327	7,233
Corning, Inc.	6,385	129,041
Dolby Laboratories, Inc. Class A*	501	29,394
FLIR Systems, Inc.*	686	19,345
Ingram Micro, Inc. Class A*	959	16,830
MTS Systems Corp.	135	3,919
Multi-Fineline Electronix, Inc.*	326	8,398
National Instruments Corp.	251	8,371
Plexus Corp.*	280	10,088
Rofin-Sinar Technologies, Inc.*	184	4,162
Scansource, Inc.*	204	5,871
SYNNEX Corp.*	1	30
Tech Data Corp.*	322	13,492
Trimble Navigation Ltd.*	364	10,454

Total Electronic Equipment, Instruments & Components		339,107
Energy Equipment & Services – 1.9%
Atwood Oceanics, Inc.*	663	22,960
Baker Hughes, Inc.(a)	1,531	71,712
BJ Services Co.	689	14,745
Bristow Group, Inc.*	166	6,263
Cal Dive International, Inc.*	1,916	14,044
Cameron International Corp.*	1,192	51,089
CARBO Ceramics, Inc.	111	6,920
Diamond Offshore Drilling, Inc.(a)	1,150	102,131
Dresser-Rand Group, Inc.*	740	23,251
Dril-Quip, Inc.*	133	8,092
FMC Technologies, Inc.*	503	32,509
Gulfmark Offshore, Inc. Class A*	226	6,000

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Halliburton Co.	4,627	$139,412
Helmerich & Payne, Inc.	602	22,924
Hornbeck Offshore Services, Inc.*(a)	301	5,590
Lufkin Industries, Inc.	115	9,102
National Oilwell Varco, Inc.	3,245	131,682
Oceaneering International, Inc.*	209	13,269
Oil States International, Inc.*	396	17,955
Parker Drilling Co.*	1,486	7,326
Patterson-UTI Energy, Inc.	458	6,398
Pride International, Inc.*(a)	1,507	45,376
Rowan Cos., Inc.*(a)	1,148	33,418
RPC, Inc.	573	6,377
SEACOR Holdings, Inc.*	209	16,858
Smith International, Inc.	988	42,306
Superior Energy Services, Inc.*	411	8,639
Tidewater, Inc.	597	28,220
Willbros Group, Inc.*	552	6,630

Total Energy Equipment & Services		901,198
Food & Staples Retailing – 4.6%
BJ’s Wholesale Club, Inc.*(a)	200	7,398
Casey’s General Stores, Inc.	212	6,657
Costco Wholesale Corp.	1,602	95,655
CVS Caremark Corp.	9,629	352,036
Ingles Markets, Inc. Class A	202	3,036
Kroger Co. (The)	4,884	105,787
Pantry, Inc. (The)*	693	8,656
Pricesmart, Inc.	459	10,672
Ruddick Corp.	178	5,632
Safeway, Inc.	3,015	74,953
Spartan Stores, Inc.	661	9,532
SUPERVALU, Inc.	1,831	30,541
Sysco Corp.	3,044	89,798
United Natural Foods, Inc.*	159	4,473
Walgreen Co.	4,283	158,856
Wal-Mart Stores, Inc.	21,658	1,204,185
Whole Foods Market, Inc.*	527	19,051

Total Food & Staples Retailing		2,186,918
Food Products – 2.1%
American Dairy, Inc.*(a)	432	8,273
American Italian Pasta Co. Class A*	276	10,728
Archer-Daniels-Midland Co.	2,815	81,353
Cal-Maine Foods, Inc.	272	9,218
Campbell Soup Co.	1,666	58,893
Chiquita Brands International, Inc.*(a)	235	3,697
ConAgra Foods, Inc.	2,423	60,745
Corn Products International, Inc.	389	13,483
Darling International, Inc.*	777	6,962
Dean Foods Co.*	1,149	18,028
Del Monte Foods Co.	1,483	21,652
Flowers Foods, Inc.(a)	249	6,160
General Mills, Inc.	1,463	103,566
H.J. Heinz Co.	1,464	66,773
Hershey Co. (The)	852	36,474

Investments	Shares	Value

Hormel Foods Corp.(a)	709	$29,785
J.M. Smucker Co. (The)	543	32,721
Kellogg Co.	1,650	88,159
Kraft Foods, Inc. Class A	6,387	193,143
Lancaster Colony Corp.	119	7,016
McCormick & Co., Inc.	623	23,898
Mead Johnson Nutrition Co.	801	41,676
Ralcorp Holdings, Inc.*	343	23,249
Sara Lee Corp.	1,946	27,108
Seneca Foods Corp. Class A*	390	11,357
Tyson Foods, Inc. Class A	503	9,632

Total Food Products		993,749
Gas Utilities – 0.4%
AGL Resources, Inc.	547	21,142
Atmos Energy Corp.	385	10,999
Energen Corp.	458	21,311
EQT Corp.	182	7,462
Laclede Group, Inc. (The)	90	3,035
National Fuel Gas Co.	163	8,240
New Jersey Resources Corp.	181	6,798
Nicor, Inc.	182	7,629
Northwest Natural Gas Co.	98	4,567
Oneok, Inc.	526	24,012
Piedmont Natural Gas Co., Inc.	225	6,205
Questar Corp.	820	35,424
South Jersey Industries, Inc.	134	5,627
Southwest Gas Corp.	177	5,296
UGI Corp.	778	20,648
WGL Holdings, Inc.	189	6,549

Total Gas Utilities		194,944
Health Care Equipment & Supplies – 2.2%
Align Technology, Inc.*	507	9,805
American Medical Systems Holdings, Inc.*	483	8,974
Baxter International, Inc.	3,018	175,648
Beckman Coulter, Inc.	179	11,241
Becton Dickinson and Co.	1,279	100,696
C.R. Bard, Inc.	497	43,050
Conmed Corp.*	138	3,286
Cooper Cos., Inc. (The)	235	9,137
Cyberonics, Inc.*	453	8,679
DENTSPLY International, Inc.	689	24,012
Edwards Lifesciences Corp.*	132	13,052
Gen-Probe, Inc.*	120	6,000
Greatbatch, Inc.*	483	10,235
Haemonetics Corp.*	67	3,829
Hill-Rom Holdings, Inc.	208	5,660
Hospira, Inc.*	731	41,411
IDEXX Laboratories, Inc.*(a)	180	10,359
Immucor, Inc.*	183	4,097
Intuitive Surgical, Inc.*	46	16,014
Kinetic Concepts, Inc.*	409	19,554
Medtronic, Inc.	4,783	215,378
ResMed, Inc.*	327	20,814

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

St. Jude Medical, Inc.*	910	$37,356
STERIS Corp.	229	7,708
Stryker Corp.	1,712	97,961
SurModics, Inc.*(a)	366	7,664
Symmetry Medical, Inc.*	1,173	11,777
Teleflex, Inc.	250	16,017
Varian Medical Systems, Inc.*(a)	619	34,249
West Pharmaceutical Services, Inc.	112	4,698
Zimmer Holdings, Inc.*	963	57,010

Total Health Care Equipment & Supplies		1,035,371
Health Care Providers & Services – 4.0%
Aetna, Inc.	2,881	101,152
Amedisys, Inc.*(a)	320	17,670
AMERIGROUP Corp.*	292	9,706
AmerisourceBergen Corp.	1,645	47,573
Amsurg Corp.*	155	3,346
Cardinal Health, Inc.	2,303	82,977
Catalyst Health Solutions, Inc.*	165	6,828
Centene Corp.*	249	5,986
Chemed Corp.	113	6,145
CIGNA Corp.	1,761	64,417
Community Health Systems, Inc.*	611	22,564
Coventry Health Care, Inc.*	982	24,275
DaVita, Inc.*	552	34,997
Emergency Medical Services Corp. Class A*	138	7,804
Ensign Group, Inc. (The)	615	10,658
Express Scripts, Inc.*	827	84,156
Five Star Quality Care, Inc.*	2,715	8,281
Gentiva Health Services, Inc.*	178	5,034
Hanger Orthopedic Group, Inc.*	647	11,762
Health Management Associates, Inc. Class A*	1,851	15,919
Health Net, Inc.*	461	11,465
Healthsouth Corp.*	480	8,976
Healthspring, Inc.*	853	15,013
Healthways, Inc.*	301	4,837
Henry Schein, Inc.*	485	28,566
Humana, Inc.*	1,805	84,420
inVentiv Health, Inc.*	272	6,109
Kindred Healthcare, Inc.*	269	4,855
Laboratory Corp. of America Holdings*(a)	559	42,322
Landauer, Inc.	154	10,044
LHC Group, Inc.*	258	8,651
LifePoint Hospitals, Inc.*	315	11,586
Lincare Holdings, Inc.*	366	16,426
Magellan Health Services, Inc.*	143	6,218
McKesson Corp.	1,556	102,260
Medco Health Solutions, Inc.*	1,599	103,231
Mednax, Inc.*	204	11,871
Molina Healthcare, Inc.*	207	5,210
National Healthcare Corp.	247	8,739
Odyssey HealthCare, Inc.*	594	10,757
Omnicare, Inc.	940	26,593
Owens & Minor, Inc.	140	6,495

Investments	Shares	Value

Patterson Cos., Inc.	478	$14,842
PSS World Medical, Inc.*	186	4,373
Psychiatric Solutions, Inc.*	621	18,506
Quest Diagnostics, Inc.	963	56,133
Skilled Healthcare Group, Inc. Class A*	1,210	7,466
Sun Healthcare Group, Inc.*	1,279	12,202
Tenet Healthcare Corp.*	2,835	16,216
Triple-S Management Corp. Class B*	551	9,780
UnitedHealth Group, Inc.	10,109	330,261
Universal American Corp.*	1,346	20,728
Universal Health Services, Inc. Class B	778	27,300
VCA Antech, Inc.*(a)	317	8,886
WellPoint, Inc.*	4,185	269,430

Total Health Care Providers & Services		1,902,017
Health Care Technology – 0.0%
Cerner Corp.*	202	17,182
Eclipsys Corp.*	254	5,050

Total Health Care Technology		22,232
Hotels, Restaurants & Leisure – 1.7%
Ameristar Casinos, Inc.(a)	394	7,179
Bally Technologies, Inc.*	254	10,297
Bob Evans Farms, Inc.	166	5,131
Brinker International, Inc.	643	12,397
Burger King Holdings, Inc.	890	18,921
CEC Entertainment, Inc.*	142	5,409
Cheesecake Factory (The)*	390	10,553
Chipotle Mexican Grill, Inc.*	67	7,549
Choice Hotels International, Inc.(a)	185	6,440
CKE Restaurants, Inc.	1,097	12,144
Cracker Barrel Old Country Store, Inc.	159	7,374
Darden Restaurants, Inc.	936	41,690
Domino’s Pizza, Inc.*	662	9,030
Einstein Noah Restaurant Group, Inc.*	1,027	12,478
International Game Technology	709	13,081
International Speedway Corp. Class A	204	5,257
Interval Leisure Group, Inc.*	738	10,745
Jack In The Box, Inc.*	642	15,119
Life Time Fitness, Inc.*(a)	339	9,526
McDonald’s Corp.	5,541	369,696
Panera Bread Co. Class A*	68	5,201
Papa John’s International, Inc.*	384	9,873
Penn National Gaming, Inc.*	273	7,589
Sonic Corp.*	271	2,995
Speedway Motorsports, Inc.	776	12,113
Starbucks Corp.	1,326	32,182
Starwood Hotels & Resorts Worldwide, Inc.(a)	304	14,179
Texas Roadhouse, Inc.*	826	11,473
Vail Resorts, Inc.*	201	8,058
WMS Industries, Inc.*(a)	143	5,997
Wyndham Worldwide Corp.	801	20,610
Yum! Brands, Inc.	2,312	88,619

Total Hotels, Restaurants & Leisure		808,905

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Household Durables – 0.2%
Blyth, Inc.	117	$3,656
Jarden Corp.	132	4,394
Leggett & Platt, Inc.	419	9,067
National Presto Industries, Inc.	91	10,821
Newell Rubbermaid, Inc.	1,302	19,791
NVR, Inc.*	26	18,889
Stanley Black & Decker, Inc.	363	20,840
Tempur-Pedic International, Inc.*(a)	224	6,756
Tupperware Brands Corp.	164	7,908
Whirlpool Corp.	188	16,403

Total Household Durables		118,525
Household Products – 2.5%
Central Garden and Pet Co. Class A*	896	8,207
Church & Dwight Co., Inc.	338	22,629
Clorox Co.	707	45,347
Colgate-Palmolive Co.	2,036	173,590
Energizer Holdings, Inc.*	315	19,770
Kimberly-Clark Corp.	2,107	132,488
Procter & Gamble Co. (The)	12,526	792,520
WD-40 Co.	281	9,225

Total Household Products		1,203,776
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*	1,369	15,059
Calpine Corp.*	1,348	16,028
NRG Energy, Inc.*	3,639	76,055
Ormat Technologies, Inc.	114	3,208

Total Independent Power Producers & Energy Traders		110,350
Industrial Conglomerates – 2.5%
3M Co.	2,174	181,681
Carlisle Cos., Inc.	118	4,496
General Electric Co.	55,033	1,001,601
Seaboard Corp.	5	6,495

Total Industrial Conglomerates		1,194,273
Insurance – 6.5%
Alleghany Corp.*	44	12,795
Allstate Corp. (The)	1,856	59,967
American Family Life Assurance Co., Inc.	3,817	207,225
American Financial Group, Inc.	1,602	45,577
American Physicians Capital, Inc.	94	3,003
AMERISAFE, Inc.*	162	2,652
Amtrust Financial Services, Inc.	646	9,012
AON Corp.	842	35,962
Arthur J. Gallagher & Co.	272	6,678
Assurant, Inc.	1,349	46,379
Berkshire Hathaway, Inc. Class B*	11,300	918,351
Brown & Brown, Inc.	868	15,555
Chubb Corp.	3,631	188,267
Cincinnati Financial Corp.	987	28,524
CNA Financial Corp.*	1,917	51,222

Investments	Shares	Value

CNA Surety Corp.*	921	$16,385
Delphi Financial Group, Inc. Class A	761	19,147
Employers Holdings, Inc.	371	5,509
Erie Indemnity Co. Class A	202	8,712
FBL Financial Group, Inc. Class A	482	11,799
Fidelity National Financial, Inc. Class A	819	12,138
First American Corp.	142	4,805
First Mercury Financial Corp.	663	8,639
FPIC Insurance Group, Inc.*	103	2,792
Hanover Insurance Group, Inc. (The)(a)	371	16,179
Harleysville Group, Inc.	161	5,435
HCC Insurance Holdings, Inc.	1,010	27,876
Horace Mann Educators Corp.	274	4,126
Infinity Property & Casualty Corp.	316	14,359
Lincoln National Corp.	1,399	42,949
Loews Corp.	368	13,719
Markel Corp.*	68	25,477
Marsh & McLennan Cos., Inc.	189	4,615
MBIA, Inc.*(a)	5,452	34,184
Mercury General Corp.	184	8,045
Metlife, Inc.	2,124	92,054
National Interstate Corp.	503	10,417
National Western Life Insurance Co. Class A	51	9,402
Navigators Group, Inc.*	270	10,619
Principal Financial Group, Inc.	2,336	68,235
ProAssurance Corp.*	338	19,787
Progressive Corp. (The)	4,553	86,917
Protective Life Corp.	530	11,655
Prudential Financial, Inc.	4,404	266,442
Reinsurance Group of America, Inc.	735	38,602
RLI Corp.	255	14,540
Safety Insurance Group, Inc.	109	4,106
Selective Insurance Group	141	2,341
StanCorp Financial Group, Inc.	501	23,863
Torchmark Corp.	894	47,838
Tower Group, Inc.	165	3,658
Transatlantic Holdings, Inc.	825	43,560
Travelers Cos., Inc. (The)	5,604	302,280
Unitrin, Inc.	417	11,697
Universal Insurance Holdings, Inc.	1,254	6,345
Unum Group	3,384	83,822
W.R. Berkley Corp.	1,165	30,395
Wesco Financial Corp.	4	1,542
Zenith National Insurance Corp.	139	5,326

Total Insurance		3,113,502
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	481	65,286
NetFlix, Inc.*(a)	154	11,356
priceline.com, Inc.*	178	45,390

Total Internet & Catalog Retail		122,032
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*(a)	442	13,883
Digital River, Inc.*	177	5,363

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Earthlink, Inc.	2,243	$19,155
eBay, Inc.*	4,969	133,915
Equinix, Inc.*	142	13,822
Google, Inc. Class A*	690	391,237
j2 Global Communications, Inc.*(a)	668	15,631
Limelight Networks, Inc.*	2,413	8,832
Sohu.com, Inc.*	279	15,234
ValueClick, Inc.*	461	4,675
VeriSign, Inc.*	691	17,973
WebMD Health Corp.*	1	46
Yahoo!, Inc.*	1,829	30,233

Total Internet Software & Services		669,999
IT Services – 2.1%
Acxiom Corp.	690	12,379
Alliance Data Systems Corp.*(a)	246	15,742
Automatic Data Processing, Inc.	2,555	113,621
Broadridge Financial Solutions, Inc.	694	14,838
CACI International, Inc. Class A*	116	5,667
Cognizant Technology Solutions Corp. Class A*	1,032	52,611
Computer Sciences Corp.*	1,163	63,372
CSG Systems International, Inc.*	229	4,800
DST Systems, Inc.*	486	20,145
Euronet Worldwide, Inc.*	274	5,050
Fidelity National Information Services, Inc.	799	18,729
Fiserv, Inc.*	799	40,557
Gartner, Inc.*	340	7,562
Global Payments, Inc.	258	11,752
Hewitt Associates, Inc. Class A*	500	19,890
Lender Processing Services, Inc.	488	18,422
Mantech International Corp. Class A*	109	5,322
Mastercard, Inc. Class A	487	123,698
MAXIMUS, Inc.	109	6,641
MoneyGram International, Inc.*	4,121	15,701
NeuStar, Inc. Class A*	277	6,980
Paychex, Inc.	1,415	43,440
SAIC, Inc.*	2,060	36,462
Sapient Corp.	1,162	10,621
SRA International, Inc. Class A*	246	5,114
Syntel, Inc.(a)	186	7,155
TeleTech Holdings, Inc.*	396	6,764
Total System Services, Inc.	1,278	20,013
Visa, Inc. Class A	2,307	210,006
Western Union Co. (The)	3,916	66,415
Wright Express Corp.*	530	15,964

Total IT Services		1,005,433
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	804	30,777
Mattel, Inc.	1,464	33,291
Polaris Industries, Inc.(a)	205	10,488
Pool Corp.	229	5,185

Total Leisure Equipment & Products		79,741
Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. Class A*	68	7,039

Investments	Shares	Value

Bruker Corp.*	716	$10,489
Charles River Laboratories International, Inc.*(a)	293	11,518
Covance, Inc.*	184	11,296
Dionex Corp.*	41	3,066
Illumina, Inc.*(a)	156	6,068
Mettler-Toledo International, Inc.*	136	14,851
Millipore Corp.*	232	24,499
Parexel International Corp.*	345	8,042
PerkinElmer, Inc.	459	10,970
Pharmaceutical Product Development, Inc.	688	16,340
Techne Corp.	203	12,929
Thermo Fisher Scientific, Inc.*	1,392	71,605
Varian, Inc.*	89	4,609
Waters Corp.*	482	32,554

Total Life Sciences Tools & Services		245,875
Machinery – 1.7%
Actuant Corp. Class A	362	7,077
AGCO Corp.*	387	13,882
Astec Industries, Inc.*	120	3,475
Barnes Group, Inc.	407	7,916
Bucyrus International, Inc.	478	31,543
Caterpillar, Inc.	1,188	74,666
Chart Industries, Inc.*	341	6,820
CIRCOR International, Inc.	158	5,247
CLARCOR, Inc.	159	5,484
Crane Co.	163	5,787
Cummins, Inc.	206	12,762
Danaher Corp.	1,255	100,287
Deere & Co.	1,257	74,741
Donaldson Co., Inc.	248	11,190
Dover Corp.	1,078	50,397
Eaton Corp.	392	29,702
EnPro Industries, Inc.*	226	6,572
ESCO Technologies, Inc.	90	2,863
Federal Signal Corp.	391	3,523
Flowserve Corp.	346	38,153
Graco, Inc.	298	9,536
Harsco Corp.	178	5,685
IDEX Corp.	339	11,221
Illinois Tool Works, Inc.	1,324	62,705
John Bean Technologies Corp.	547	9,594
Joy Global, Inc.	589	33,337
Kaydon Corp.	133	5,001
Middleby Corp.*	120	6,911
Mueller Industries, Inc.	231	6,189
Nordson Corp.	184	12,497
PACCAR, Inc.	364	15,776
Pall Corp.	320	12,957
Parker Hannifin Corp.	414	26,802
Pentair, Inc.	294	10,472
Robbins & Myers, Inc.	250	5,955
Snap-On, Inc.	255	11,052
SPX Corp.	295	19,564

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Toro Co.(a)	185	$9,096
Trinity Industries, Inc.(a)	414	8,263
Valmont Industries, Inc.	109	9,028
WABCO Holdings, Inc.*	1	30
Wabtec Corp.	158	6,655
Watts Water Technologies, Inc. Class A	161	5,001

Total Machinery		795,414
Marine – 0.1%
Alexander & Baldwin, Inc.(a)	166	5,486
American Commercial Lines, Inc.*	157	3,941
International Shipholding Corp.	303	8,905
Kirby Corp.*	251	9,576

Total Marine		27,908
Media – 2.4%
Belo Corp. Class A	1	7
Cablevision Systems Corp. Class A	432	10,428
CBS Corp. Class B	1,300	18,122
Comcast Corp. Class A	15,027	282,808
DIRECTV Class A*	3,244	109,680
Discovery Communications, Inc. Class C*	1,533	45,085
DISH Network Corp. Class A	3,567	74,265
DreamWorks Animation SKG, Inc. Class A*	364	14,338
Harte-Hanks, Inc.	596	7,664
Interactive Data Corp.	623	19,936
Interpublic Group of Cos., Inc.*	1,345	11,190
John Wiley & Sons, Inc. Class A	202	8,742
Madison Square Garden, Inc. Class A*	105	2,282
McGraw-Hill Cos., Inc. (The)	1,369	48,805
Meredith Corp.	338	11,631
Morningstar, Inc.*	157	7,550
Omnicom Group, Inc.	1,783	69,198
Regal Entertainment Group Class A	363	6,378
Scholastic Corp.	211	5,908
Scripps Networks Interactive, Inc. Class A	648	28,739
Viacom, Inc. Class B*	2,860	98,327
Walt Disney Co. (The)	7,604	265,456
Washington Post Co. (The) Class B	20	8,884
World Wrestling Entertainment, Inc. Class A	294	5,086

Total Media		1,160,509
Metals & Mining – 0.4%
AMCOL International Corp.	137	3,726
Cliffs Natural Resources, Inc.	276	19,582
Compass Minerals International, Inc.	248	19,897
Haynes International, Inc.	180	6,396
Newmont Mining Corp.	1,258	64,070
Reliance Steel & Aluminum Co.	249	12,258
Southern Copper Corp.	1,170	37,054
Walter Energy, Inc.	346	31,926

Total Metals & Mining		194,909
Multiline Retail – 0.8%
Big Lots, Inc.*	488	17,773
Dollar Tree, Inc.*	497	29,432

Investments	Shares	Value

Family Dollar Stores, Inc.	911	$33,352
J.C. Penney Co., Inc.	253	8,139
Kohl’s Corp.*	1,401	76,747
Nordstrom, Inc.	800	32,680
Target Corp.	3,686	193,883

Total Multiline Retail		392,006
Multi-Utilities – 1.5%
Alliant Energy Corp.	250	8,315
Ameren Corp.	1,307	34,087
Avista Corp.	231	4,784
Centerpoint Energy, Inc.	1,762	25,302
CH Energy Group, Inc.	212	8,658
CMS Energy Corp.(a)	1,172	18,119
Consolidated Edison, Inc.	896	39,908
Dominion Resources, Inc.	3,249	133,566
DTE Energy Co.	894	39,872
Integrys Energy Group, Inc.(a)	223	10,566
NiSource, Inc.	1,027	16,227
NorthWestern Corp.	182	4,880
NSTAR	550	19,481
OGE Energy Corp.	440	17,134
PG&E Corp.	1,692	71,775
Public Service Enterprise Group, Inc.	3,591	106,006
SCANA Corp.	670	25,185
Sempra Energy	1,538	76,746
TECO Energy, Inc.	690	10,964
Vectren Corp.	274	6,773
Wisconsin Energy Corp.	276	13,637
Xcel Energy, Inc.	2,083	44,160

Total Multi-Utilities		736,145
Office Electronics – 0.1%
Xerox Corp.	4,140	40,365
Zebra Technologies Corp. Class A*	293	8,673

Total Office Electronics		49,038
Oil, Gas & Consumable Fuels – 7.3%
Arch Coal, Inc.	393	8,980
Arena Resources, Inc.*	154	5,144
Berry Petroleum Co. Class A	1	28
Bill Barrett Corp.*	235	7,217
Cabot Oil & Gas Corp.	143	5,262
Chevron Corp.	10,587	802,812
CNX Gas Corp.*	661	25,151
Concho Resources, Inc.*	205	10,324
Consol Energy, Inc.	1,014	43,257
Contango Oil & Gas Co.*	74	3,785
CVR Energy, Inc.*	1,231	10,771
EOG Resources, Inc.	546	50,745
Exxon Mobil Corp.	25,162	1,685,351
Frontier Oil Corp.	1,055	14,242
Hess Corp.	294	18,390
Holly Corp.	324	9,043
Marathon Oil Corp.	3,772	119,346

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Massey Energy Co.	256	$13,386
Murphy Oil Corp.	799	44,896
Noble Energy, Inc.	163	11,899
Occidental Petroleum Corp.	2,564	216,761
Patriot Coal Corp.*	922	18,864
Peabody Energy Corp.	1,126	51,458
Range Resources Corp.	110	5,156
Southern Union Co.	694	17,607
Spectra Energy Corp.	3,215	72,434
Tesoro Corp.	573	7,965
Western Refining, Inc.*(a)	526	2,893
Williams Cos., Inc. (The)	1,350	31,185
World Fuel Services Corp.(a)	482	12,840
XTO Energy, Inc.	3,176	149,844

Total Oil, Gas & Consumable Fuels		3,477,036
Paper & Forest Products – 0.2%
Buckeye Technologies, Inc.*	988	12,923
Clearwater Paper Corp.*	211	10,392
Glatfelter	755	10,940
International Paper Co.	1,533	37,727
KapStone Paper and Packaging Corp.*	1,033	12,262
Verso Paper Corp.*	4,067	12,363

Total Paper & Forest Products		96,607
Personal Products – 0.3%
Alberto-Culver Co.	278	7,270
American Oriental Bioengineering, Inc.*(a)	2,193	8,947
Avon Products, Inc.	1,510	51,144
Estee Lauder Cos., Inc. (The) Class A	508	32,954
NBTY, Inc.*	279	13,386
Nu Skin Enterprises, Inc. Class A	276	8,032

Total Personal Products		121,733
Pharmaceuticals – 6.4%
Abbott Laboratories	8,219	432,977
Allergan, Inc.	818	53,432
Bristol-Myers Squibb Co.	9,546	254,878
Endo Pharmaceuticals Holdings, Inc.*	847	20,065
Forest Laboratories, Inc.*	1,857	58,236
Johnson & Johnson	14,702	958,570
Merck & Co., Inc.	13,442	502,059
Mylan, Inc.(a)	490	11,128
Par Pharmaceutical Cos., Inc.*	364	9,027
Perrigo Co.	456	26,776
Pfizer, Inc.	41,598	713,406
Questcor Pharmaceuticals, Inc.*	822	6,765
Watson Pharmaceuticals, Inc.*	566	23,642

Total Pharmaceuticals		3,070,961
Professional Services – 0.2%
Administaff, Inc.	177	3,777
Corporate Executive Board Co. (The)	200	5,318
Dun & Bradstreet Corp.	294	21,880
Equifax, Inc.(a)	477	17,077
FTI Consulting, Inc.*	160	6,291

Investments	Shares	Value

IHS, Inc. Class A*	296	$15,827
Manpower, Inc.	154	8,796
Robert Half International, Inc.(a)	254	7,729
Towers Watson & Co. Class A	158	7,505

Total Professional Services		94,200
Real Estate Investment Trusts (REITs) – 0.9%
Alexander’s, Inc.*	49	14,657
Alexandria Real Estate Equities, Inc.	88	5,949
BioMed Realty Trust, Inc.	341	5,640
Boston Properties, Inc.	87	6,563
BRE Properties, Inc.	112	4,004
Cogdell Spencer, Inc.	1,577	11,670
DiamondRock Hospitality Co.*	623	6,299
Digital Realty Trust, Inc.(a)	186	10,081
Equity Lifestyle Properties, Inc.	182	9,806
Equity One, Inc.	234	4,420
Essex Property Trust, Inc.	110	9,894
Extra Space Storage, Inc.	776	9,840
Federal Realty Investment Trust	90	6,553
Getty Realty Corp.	394	9,220
HCP, Inc.	321	10,593
Health Care REIT, Inc.	179	8,096
Hospitality Properties Trust	865	20,717
HRPT Properties Trust	1,399	10,884
Liberty Property Trust(a)	248	8,417
LTC Properties, Inc.	325	8,794
Macerich Co. (The)	521	19,959
Mack-Cali Realty Corp.	178	6,274
Medical Properties Trust, Inc.	937	9,820
National Health Investors, Inc.	135	5,233
National Retail Properties, Inc.	315	7,191
Nationwide Health Properties, Inc.	225	7,909
Omega Healthcare Investors, Inc.	297	5,789
Plum Creek Timber Co., Inc.(a)	691	26,887
Potlatch Corp.	138	4,836
Public Storage	648	59,610
Rayonier, Inc.	525	23,851
Realty Income Corp.(a)	206	6,322
Senior Housing Properties Trust	350	7,752
Simon Property Group, Inc.	348	29,197
Ventas, Inc.	275	13,057
Weingarten Realty Investors(a)	255	5,498

Total Real Estate Investment Trusts (REITs)		421,282
Real Estate Management & Development – 0.0%
Forestar Group, Inc.*	414	7,816
Road & Rail – 0.8%
CSX Corp.	1,923	97,881
Genesee & Wyoming, Inc. Class A*	114	3,890
Heartland Express, Inc.	226	3,729
JB Hunt Transport Services, Inc.	344	12,343
Kansas City Southern*	131	4,738
Knight Transportation, Inc.	184	3,881
Landstar System, Inc.	142	5,961

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Norfolk Southern Corp.	1,644	$91,883
Old Dominion Freight Line, Inc.*	161	5,376
Union Pacific Corp.	2,335	171,155
Werner Enterprises, Inc.	188	4,356

Total Road & Rail		405,193
Semiconductors & Semiconductor Equipment – 0.9%
Altera Corp.	848	20,615
Amkor Technology, Inc.*(a)	1,509	10,669
Analog Devices, Inc.	761	21,932
Cymer, Inc.*	229	8,542
Hittite Microwave Corp.*	211	9,278
Intel Corp.	9,925	220,930
Linear Technology Corp.	762	21,549
Microchip Technology, Inc.(a)	373	10,504
PMC – Sierra, Inc.*	1	9
Sigma Designs, Inc.*(a)	501	5,877
Skyworks Solutions, Inc.*	416	6,489
Tessera Technologies, Inc.*	362	7,341
Texas Instruments, Inc.	2,944	72,040
Xilinx, Inc.	987	25,168

Total Semiconductors & Semiconductor Equipment		440,943
Software – 4.3%
Activision Blizzard, Inc.	2,529	30,500
Adobe Systems, Inc.*	1,371	48,492
Ansys, Inc.*	204	8,800
BMC Software, Inc.*	799	30,362
CA, Inc.	2,608	61,210
Citrix Systems, Inc.*	346	16,425
Compuware Corp.*	1,102	9,257
FactSet Research Systems, Inc.(a)	156	11,446
Fair Isaac Corp.	298	7,551
Informatica Corp.*	274	7,360
Intuit, Inc.*	1,211	41,586
Jack Henry & Associates, Inc.	294	7,074
McAfee, Inc.*	211	8,467
MICROS Systems, Inc.*	345	11,344
Microsoft Corp.	38,163	1,117,031
MicroStrategy, Inc. Class A*	98	8,337
Net 1 UEPS Technologies, Inc.*	409	7,521
Oracle Corp.	19,394	498,232
Parametric Technology Corp.*	409	7,382
Progress Software Corp.*	184	5,783
Quest Software, Inc.*	525	9,340
Red Hat, Inc.*	366	10,713
S1 Corp.*	1,464	8,637
Salesforce.com, Inc.*	138	10,274
Sybase, Inc.*	348	16,224
Synopsys, Inc.*	910	20,357
TeleCommunication Systems, Inc. Class A*	1,033	7,572
TIBCO Software, Inc.*	617	6,657
Tyler Technologies, Inc.*	474	8,883

Investments	Shares	Value

VMware, Inc. Class A*	500	$26,650

Total Software		2,069,467
Specialty Retail – 2.8%
Aaron’s, Inc.	177	5,901
Advance Auto Parts, Inc.(a)	557	23,349
Aeropostale, Inc.*	580	16,721
American Eagle Outfitters, Inc.	638	11,816
AutoNation, Inc.*(a)	1,093	19,761
AutoZone, Inc.*	342	59,197
Barnes & Noble, Inc.	320	6,918
Bed Bath & Beyond, Inc.*(a)	1,058	46,298
Best Buy Co., Inc.	2,221	94,481
Buckle, Inc. (The)(a)	248	9,116
Cabela’s, Inc.*(a)	550	9,620
CarMax, Inc.*(a)	596	14,972
Cato Corp. (The) Class A	455	9,755
Childrens Place Retail Stores, Inc. (The)*	301	13,410
Collective Brands, Inc.*	317	7,209
Dick’s Sporting Goods, Inc.*	457	11,932
Dress Barn, Inc.*	390	10,202
GameStop Corp. Class A*	1,445	31,660
Gap, Inc. (The)	3,840	88,742
Group 1 Automotive, Inc.*	324	10,323
Guess ?, Inc.	415	19,497
Gymboree Corp.*	200	10,326
Home Depot, Inc.	6,964	225,285
J Crew Group, Inc.*(a)	157	7,206
JOS A Bank Clothiers, Inc.*	120	6,558
Lowe’s Cos., Inc.	6,091	147,646
Ltd. Brands, Inc.	1,049	25,826
Men’s Wearhouse, Inc. (The)	278	6,655
O’Reilly Automotive, Inc.*	663	27,654
PetSmart, Inc.	463	14,798
RadioShack Corp.	870	19,688
Rent-A-Center, Inc.*	847	20,032
Ross Stores, Inc.	795	42,509
Sally Beauty Holdings, Inc.*	785	7,002
Sherwin-Williams Co. (The)	589	39,864
Staples, Inc.	2,609	61,025
Systemax, Inc.	364	7,913
Tiffany & Co.	304	14,437
TJX Cos., Inc.	2,399	102,006
Tractor Supply Co.	116	6,734
Urban Outfitters, Inc.*	432	16,429

Total Specialty Retail		1,330,473
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.*	228	6,874
Coach, Inc.	1,442	56,988
Columbia Sportswear Co.(a)	160	8,405
Deckers Outdoor Corp.*	65	8,970
Fossil, Inc.*	202	7,623
Hanesbrands, Inc.*	209	5,814
Iconix Brand Group, Inc.*	369	5,668

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund (EXT)

March 31, 2010

Investments	Shares	Value

Maidenform Brands, Inc.*	552	$12,061
NIKE, Inc. Class B	2,288	168,168
Phillips-Van Heusen Corp.	141	8,088
Polo Ralph Lauren Corp.	419	35,632
Timberland Co. (The) Class A*	275	5,868
Under Armour, Inc. Class A*(a)	132	3,882
Unifirst Corp.	121	6,232
VF Corp.	479	38,392
Warnaco Group, Inc. (The)*	211	10,067
Wolverine World Wide, Inc.	223	6,503

Total Textiles, Apparel & Luxury Goods		395,235
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	249	3,611
Capitol Federal Financial	96	3,596
Dime Community Bancshares	807	10,192
First Niagara Financial Group, Inc.	319	4,536
Flushing Financial Corp.	841	10,647
Hudson City Bancorp, Inc.	3,018	42,735
New York Community Bancorp, Inc.(a)	1,921	31,773
NewAlliance Bancshares, Inc.	758	9,566
Northwest Bancshares, Inc.	392	4,602
People’s United Financial, Inc.	541	8,461
TFS Financial Corp.	299	3,992
Washington Federal, Inc.	211	4,288

Total Thrifts & Mortgage Finance		137,999
Tobacco – 2.2%
Alliance One International, Inc.*	2,012	10,241
Altria Group, Inc.	12,777	262,184
Lorillard, Inc.	980	73,735
Philip Morris International, Inc.	10,771	561,815
Reynolds American, Inc.	1,806	97,488
Universal Corp.	365	19,232
Vector Group Ltd.	302	4,660

Total Tobacco		1,029,355
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	269	6,685
Beacon Roofing Supply, Inc.*	553	10,579
Fastenal Co.(a)	367	17,612
GATX Corp.	321	9,196
H&E Equipment Services, Inc.*	481	5,185
Interline Brands, Inc.*	294	5,627
MSC Industrial Direct Co. Class A	269	13,644
TAL International Group, Inc.	250	4,995
W.W. Grainger, Inc.	366	39,572
Watsco, Inc.	109	6,200
WESCO International, Inc.*	569	19,750

Total Trading Companies & Distributors		139,045
Water Utilities – 0.1%
American States Water Co.	256	8,883
American Water Works Co., Inc.	712	15,493
Aqua America, Inc.	273	4,797

Total Water Utilities		29,173

Investments	Shares	Value

Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	556	$23,691
MetroPCS Communications, Inc.*(a)	1,691	11,972
NII Holdings, Inc.*	866	36,077
Syniverse Holdings, Inc.*	459	8,937
Telephone & Data Systems, Inc.	796	26,945
USA Mobility, Inc.	876	11,099

Total Wireless Telecommunication Services		118,721
TOTAL COMMON STOCKS (Cost: $48,008,799)		47,631,448
SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $478,182)	478,182	478,182
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
MONEY MARKET FUND – 2.7%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $1,285,010)(d)	1,285,010	1,285,010
TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $49,771,991)		49,394,640
Liabilities in Excess of Other Assets – (3.4)%		(1,605,657)

NET ASSETS – 100.0%		$47,788,983
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $1,251,514 and the total market value of the collateral held by the Fund was $1,285,010.

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 3.0%
Alliant Techsystems, Inc.*	332	$26,992
General Dynamics Corp.	4,462	344,467
Goodrich Corp.	1,250	88,150
Honeywell International, Inc.	6,231	282,077
ITT Corp.	1,171	62,777
L-3 Communications Holdings, Inc.	1,482	135,796
Lockheed Martin Corp.	3,528	293,600
Northrop Grumman Corp.	1,986	130,222
Precision Castparts Corp.	1,265	160,288
Raytheon Co.	4,034	230,422
Rockwell Collins, Inc.	1,427	89,316
United Technologies Corp.	6,523	480,158

Total Aerospace & Defense		2,324,265
Air Freight & Logistics – 0.4%
C.H. Robinson Worldwide, Inc.(a)	909	50,768
Expeditors International Washington, Inc.	1,068	39,431
United Parcel Service, Inc. Class B	3,762	242,310

Total Air Freight & Logistics		332,509
Automobiles – 0.0%
Harley-Davidson, Inc.	1,443	40,505
Beverages – 2.8%
Brown-Forman Corp. Class B(a)	1,240	73,718
Coca-Cola Co. (The)	16,402	902,110
Coca-Cola Enterprises, Inc.	4,479	123,889
Constellation Brands, Inc. Class A*	744	12,231
Dr. Pepper Snapple Group, Inc.	2,706	95,170
Hansen Natural Corp.*	555	24,076
Molson Coors Brewing Co. Class B	1,513	63,637
PepsiCo, Inc.	13,678	904,937

Total Beverages		2,199,768
Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc.*	222	12,070
Amgen, Inc.*	12,513	747,777
Biogen Idec, Inc.*	2,603	149,308
Celgene Corp.*	1,059	65,616
Cephalon, Inc.*	659	44,667
Genzyme Corp.*	1,465	75,931
Gilead Sciences, Inc.*	8,279	376,529

Total Biotechnology		1,471,898
Capital Markets – 2.4%
Ameriprise Financial, Inc.	645	29,257
BlackRock, Inc.	441	96,032
Charles Schwab Corp. (The)	7,687	143,670
Eaton Vance Corp.	633	21,231
Franklin Resources, Inc.	1,433	158,920
Goldman Sachs Group, Inc. (The)	4,692	800,596
Northern Trust Corp.	2,498	138,039
Raymond James Financial, Inc.	972	25,991
SEI Investments Co.	1,483	32,582
State Street Corp.	5,616	253,506

Investments	Shares	Value

T. Rowe Price Group, Inc.	1,136	$62,401
TD Ameritrade Holding Corp.*(a)	5,233	99,741

Total Capital Markets		1,861,966
Chemicals – 1.5%
Air Products & Chemicals, Inc.	1,094	80,901
Airgas, Inc.	718	45,679
Albemarle Corp.	458	19,525
Celanese Corp. Series A	1,471	46,851
CF Industries Holdings, Inc.	836	76,227
Eastman Chemical Co.	256	16,302
Ecolab, Inc.	1,126	49,488
FMC Corp.	489	29,604
International Flavors & Fragrances, Inc.(a)	572	27,267
Lubrizol Corp.	606	55,582
Monsanto Co.	3,751	267,897
Mosaic Co. (The)	2,325	141,290
PPG Industries, Inc.	558	36,493
Praxair, Inc.	1,946	161,518
Sigma-Aldrich Corp.(a)	935	50,172
Terra Industries, Inc.	1,580	72,301

Total Chemicals		1,177,097
Commercial Banks – 1.8%
BB&T Corp.	4,433	143,585
BOK Financial Corp.	582	30,520
Commerce Bancshares, Inc.	604	24,849
Cullen/Frost Bankers, Inc.	538	30,020
M&T Bank Corp.(a)	670	53,185
PNC Financial Services Group, Inc.	1,862	111,161
U.S. Bancorp	9,542	246,947
Wells Fargo & Co.	24,628	766,423

Total Commercial Banks		1,406,690
Commercial Services & Supplies – 0.4%
Cintas Corp.(a)	1,111	31,208
Corrections Corp. of America*	886	17,596
Iron Mountain, Inc.	1,017	27,866
Pitney Bowes, Inc.(a)	2,194	53,643
Republic Services, Inc.	1,282	37,204
Stericycle, Inc.*	451	24,579
Waste Management, Inc.	4,056	139,648

Total Commercial Services & Supplies		331,744
Communications Equipment – 1.9%
3Com Corp.*	632	4,860
Cisco Systems, Inc.*	36,733	956,160
F5 Networks, Inc.*	268	16,485
Harris Corp.	1,301	61,784
Juniper Networks, Inc.*	1,417	43,474
QUALCOMM, Inc.	9,209	386,686

Total Communications Equipment		1,469,449
Computers & Peripherals – 5.5%
Apple, Inc.*	4,403	1,034,397
Dell, Inc.*	16,161	242,577
EMC Corp.*	8,553	154,296

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

Hewlett-Packard Co.	20,764	$1,103,606
International Business Machines Corp.	11,936	1,530,792
NetApp, Inc.*	1,261	41,058
Teradata Corp.*	1,143	33,021
Western Digital Corp.*	2,212	86,246

Total Computers & Peripherals		4,225,993
Construction & Engineering – 0.4%
Aecom Technology Corp.*	1,027	29,136
Fluor Corp.	2,384	110,880
Jacobs Engineering Group, Inc.*	1,492	67,424
KBR, Inc.	2,439	54,048
Quanta Services, Inc.*	1,176	22,532
URS Corp.*	804	39,886

Total Construction & Engineering		323,906
Construction Materials – 0.0%
Martin Marietta Materials, Inc.(a)	218	18,214
Vulcan Materials Co.	29	1,370

Total Construction Materials		19,584
Consumer Finance – 0.1%
American Express Co.	2,777	114,579
Containers & Packaging – 0.2%
Ball Corp.	806	43,024
Bemis Co., Inc.	811	23,292
Crown Holdings, Inc.*	799	21,541
Pactiv Corp.*	1,054	26,540
Sealed Air Corp.(a)	1,546	32,590
Sonoco Products Co.	499	15,364

Total Containers & Packaging		162,351
Distributors – 0.1%
Genuine Parts Co.	1,330	56,179
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A*	1,590	97,451
DeVry, Inc.	564	36,773
H&R Block, Inc.	3,655	65,059
ITT Educational Services, Inc.*	418	47,017

Total Diversified Consumer Services		246,300
Diversified Financial Services – 2.2%
Bank of America Corp.	39,205	699,809
CME Group, Inc.	393	124,231
IntercontinentalExchange, Inc.*	410	45,994
JPMorgan Chase & Co.	15,793	706,737
Moody’s Corp.(a)	2,167	64,468
MSCI, Inc. Class A*	306	11,047
NASDAQ OMX Group (The)*	2,312	48,829

Total Diversified Financial Services		1,701,115
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	43,792	1,131,585
CenturyTel, Inc.	1,676	59,431
Qwest Communications International, Inc.	9,752	50,905
Verizon Communications, Inc.	19,528	605,759

Investments	Shares	Value

Windstream Corp.	4,821	$52,501

Total Diversified Telecommunication Services		1,900,181
Electric Utilities – 2.2%
Allegheny Energy, Inc.	1,730	39,790
American Electric Power Co., Inc.	4,360	149,025
DPL, Inc.	1,242	33,770
Duke Energy Corp.	10,203	166,513
Edison International	2,725	93,113
Entergy Corp.	1,896	154,239
Exelon Corp.	7,249	317,579
FirstEnergy Corp.	2,128	83,183
FPL Group, Inc.	4,208	203,373
Northeast Utilities	1,326	36,651
Pepco Holdings, Inc.	1,663	28,520
Pinnacle West Capital Corp.	104	3,924
PPL Corp.	2,001	55,448
Progress Energy, Inc.	2,705	106,469
Southern Co.	6,643	220,282

Total Electric Utilities		1,691,879
Electrical Equipment – 0.6%
AMETEK, Inc.	669	27,737
Emerson Electric Co.	5,845	294,237
First Solar, Inc.*(a)	680	83,402
Rockwell Automation, Inc.	480	27,053
Roper Industries, Inc.	645	37,307

Total Electrical Equipment		469,736
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	1,138	48,012
Arrow Electronics, Inc.*	526	15,849
Avnet, Inc.*	770	23,100
Corning, Inc.	12,536	253,353
Dolby Laboratories, Inc. Class A*	796	46,701
FLIR Systems, Inc.*	1,151	32,458

Total Electronic Equipment, Instruments & Components		419,473
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.(a)	2,897	135,696
BJ Services Co.	1,402	30,003
Cameron International Corp.*	2,079	89,106
Diamond Offshore Drilling, Inc.(a)	2,088	185,435
FMC Technologies, Inc.*	915	59,136
Halliburton Co.	8,349	251,555
Helmerich & Payne, Inc.	1,339	50,989
National Oilwell Varco, Inc.	5,990	243,074
Oceaneering International, Inc.*	492	31,237
Pride International, Inc.*(a)	2,568	77,323
Rowan Cos., Inc.*(a)	2,168	63,111
Smith International, Inc.	1,848	79,131

Total Energy Equipment & Services		1,295,796
Food & Staples Retailing – 5.0%
Costco Wholesale Corp.	2,831	169,039

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

CVS Caremark Corp.	17,333	$633,694
Kroger Co. (The)	8,818	190,998
Safeway, Inc.	5,467	135,910
SUPERVALU, Inc.	3,538	59,014
Sysco Corp.	5,475	161,512
Walgreen Co.	7,952	294,940
Wal-Mart Stores, Inc.	39,220	2,180,632
Whole Foods Market, Inc.*	675	24,401

Total Food & Staples Retailing		3,850,140
Food Products – 2.1%
Archer-Daniels-Midland Co.	5,231	151,176
Campbell Soup Co.	3,036	107,323
ConAgra Foods, Inc.	4,402	110,358
Dean Foods Co.*	2,125	33,341
General Mills, Inc.	2,649	187,523
H.J. Heinz Co.	2,718	123,968
Hershey Co. (The)	1,559	66,741
Hormel Foods Corp.(a)	1,249	52,471
J.M. Smucker Co. (The)	950	57,247
Kellogg Co.	2,998	160,183
Kraft Foods, Inc. Class A	11,609	351,056
McCormick & Co., Inc.	1,051	40,316
Mead Johnson Nutrition Co.	1,315	68,420
Ralcorp Holdings, Inc.*	604	40,939
Sara Lee Corp.	3,752	52,265
Tyson Foods, Inc. Class A	282	5,400

Total Food Products		1,608,727
Gas Utilities – 0.2%
Energen Corp.	799	37,178
EQT Corp.	508	20,828
National Fuel Gas Co.	279	14,104
Oneok, Inc.	976	44,554
Questar Corp.	1,322	57,110

Total Gas Utilities		173,774
Health Care Equipment & Supplies – 2.2%
Baxter International, Inc.	5,638	328,132
Beckman Coulter, Inc.	266	16,705
Becton Dickinson and Co.	2,441	192,180
C.R. Bard, Inc.	985	85,321
DENTSPLY International, Inc.	1,137	39,624
Edwards Lifesciences Corp.*	295	29,170
Hospira, Inc.*	1,314	74,438
IDEXX Laboratories, Inc.*(a)	317	18,243
Intuitive Surgical, Inc.*	111	38,642
Inverness Medical Innovations, Inc.*	76	2,960
Medtronic, Inc.	8,678	390,770
ResMed, Inc.*	458	29,152
St. Jude Medical, Inc.*	1,700	69,785
Stryker Corp.	3,273	187,281
Varian Medical Systems, Inc.*(a)	1,071	59,258
Zimmer Holdings, Inc.*	1,818	107,626

Total Health Care Equipment & Supplies		1,669,287

Investments	Shares	Value

Health Care Providers & Services – 3.5%
Aetna, Inc.	5,622	$197,388
AmerisourceBergen Corp.	2,926	84,620
Cardinal Health, Inc.	4,167	150,137
CIGNA Corp.	3,313	121,190
Community Health Systems, Inc.*	975	36,007
Coventry Health Care, Inc.*	1,778	43,952
DaVita, Inc.*	1,001	63,463
Express Scripts, Inc.*	1,471	149,689
Henry Schein, Inc.*	831	48,946
Humana, Inc.*	3,252	152,096
Laboratory Corp. of America Holdings*(a)	995	75,331
McKesson Corp.	2,820	185,330
Medco Health Solutions, Inc.*	2,873	185,481
Patterson Cos., Inc.	1,069	33,193
Quest Diagnostics, Inc.	1,732	100,958
UnitedHealth Group, Inc.	18,265	596,718
WellPoint, Inc.*	7,253	466,948

Total Health Care Providers & Services		2,691,447
Health Care Technology – 0.0%
Cerner Corp.*(a)	368	31,302
Hotels, Restaurants & Leisure – 1.4%
Darden Restaurants, Inc.	1,703	75,851
International Game Technology	1,276	23,542
McDonald’s Corp.	10,118	675,073
Starbucks Corp.*	2,534	61,500
Starwood Hotels & Resorts Worldwide, Inc.(a)	636	29,663
Wyndham Worldwide Corp.	1,390	35,765
Yum! Brands, Inc.	4,166	159,683

Total Hotels, Restaurants & Leisure		1,061,077
Household Durables – 0.2%
Fortune Brands, Inc.	166	8,053
Leggett & Platt, Inc.	379	8,201
Newell Rubbermaid, Inc.	2,398	36,450
NVR, Inc.*	25	18,162
Stanley Black & Decker, Inc.	775	44,493
Tupperware Brands Corp.	566	27,292
Whirlpool Corp.	375	32,719

Total Household Durables		175,370
Household Products – 2.8%
Church & Dwight Co., Inc.	562	37,626
Clorox Co.	1,318	84,536
Colgate-Palmolive Co.	3,716	316,826
Energizer Holdings, Inc.*	717	44,999
Kimberly-Clark Corp.	3,959	248,942
Procter & Gamble Co. (The)	23,088	1,460,778

Total Household Products		2,193,707
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (The)*	2,877	31,647
Calpine Corp.*	2,400	28,536

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

NRG Energy, Inc.*	6,602	$137,982

Total Independent Power Producers & Energy Traders		198,165
Industrial Conglomerates – 2.8%
3M Co.	4,033	337,038
General Electric Co.	99,434	1,809,699

Total Industrial Conglomerates		2,146,737
Insurance – 6.6%
Allstate Corp. (The)	3,645	117,770
American Family Life Assurance Co., Inc.	6,999	379,976
American Financial Group, Inc.	3,215	91,467
American National Insurance Co.	35	3,974
AON Corp.	1,547	66,072
Assurant, Inc.	2,699	92,792
Berkshire Hathaway, Inc. Class B*	20,684	1,680,989
Chubb Corp.	6,679	346,306
Cincinnati Financial Corp.	1,303	37,657
CNA Financial Corp.*	3,670	98,062
Fidelity National Financial, Inc. Class A	1,490	22,082
First American Corp.	517	17,495
HCC Insurance Holdings, Inc.	1,897	52,357
Lincoln National Corp.	2,716	83,381
Loews Corp.	1,022	38,100
Markel Corp.*	121	45,334
Marsh & McLennan Cos., Inc.	670	16,361
Metlife, Inc.	4,198	181,941
Principal Financial Group, Inc.	4,069	118,856
Progressive Corp. (The)	8,289	158,237
Prudential Financial, Inc.	7,614	460,647
Reinsurance Group of America, Inc.	1,393	73,160
Torchmark Corp.	1,788	95,676
Transatlantic Holdings, Inc.	1,639	86,539
Travelers Cos., Inc. (The)	10,129	546,358
Unum Group	6,271	155,333
W.R. Berkley Corp.	2,224	58,024

Total Insurance		5,124,946
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	879	119,307
NetFlix, Inc.*(a)	271	19,983
priceline.com, Inc.*	301	76,755

Total Internet & Catalog Retail		216,045
Internet Software & Services – 1.4%
Akamai Technologies, Inc.*(a)	835	26,227
eBay, Inc.*	9,321	251,201
Equinix, Inc.*	222	21,609
Google, Inc. Class A*	1,247	707,061
VeriSign, Inc.*	1,173	30,510
Yahoo!, Inc.*	3,033	50,136

Total Internet Software & Services		1,086,744
IT Services – 2.0%
Alliance Data Systems Corp.*(a)	404	25,852
Automatic Data Processing, Inc.	4,544	202,072

Investments	Shares	Value

Broadridge Financial Solutions, Inc.	1,398	$29,889
Cognizant Technology Solutions Corp. Class A*	1,739	88,654
Computer Sciences Corp.*	2,019	110,015
Fidelity National Information Services, Inc.	1,445	33,871
Fiserv, Inc.*	1,436	72,891
Global Payments, Inc.	419	19,086
Hewitt Associates, Inc. Class A*	860	34,211
Lender Processing Services, Inc.	883	33,333
Mastercard, Inc. Class A	829	210,566
Paychex, Inc.	2,404	73,803
SAIC, Inc.*	3,652	64,640
Total System Services, Inc.	1,928	30,193
Visa, Inc. Class A	4,007	364,757
Western Union Co. (The)	7,142	121,128

Total IT Services		1,514,961
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,376	52,673
Mattel, Inc.	2,857	64,968

Total Leisure Equipment & Products		117,641
Life Sciences Tools & Services – 0.4%
Covance, Inc.*	469	28,792
Illumina, Inc.*(a)	469	18,244
Mettler-Toledo International, Inc.*	217	23,696
Millipore Corp.*	315	33,264
Thermo Fisher Scientific, Inc.*	2,536	130,452
Waters Corp.*	760	51,331

Total Life Sciences Tools & Services		285,779
Machinery – 1.5%
AGCO Corp.*	901	32,319
Bucyrus International, Inc.	806	53,188
Caterpillar, Inc.	2,493	156,685
Cummins, Inc.	484	29,984
Danaher Corp.	2,234	178,519
Deere & Co.	2,390	142,109
Donaldson Co., Inc.	410	18,499
Dover Corp.	1,558	72,836
Eaton Corp.	788	59,707
Flowserve Corp.	654	72,117
Illinois Tool Works, Inc.	2,503	118,542
Joy Global, Inc.	1,103	62,430
PACCAR, Inc.	734	31,811
Pall Corp.	808	32,716
Parker Hannifin Corp.	805	52,116
Pentair, Inc.	410	14,604

Total Machinery		1,128,182
Media – 2.6%
Cablevision Systems Corp. Class A	901	21,750
CBS Corp. Class B	2,288	31,895
Comcast Corp. Class A	27,587	519,187
DIRECTV Class A*	5,852	197,856
Discovery Communications, Inc. Class C*	2,734	80,407
DISH Network Corp. Class A	6,706	139,619

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

DreamWorks Animation SKG, Inc. Class A*	581	$22,886
Interpublic Group of Cos., Inc.*	3,365	27,997
Madison Square Garden, Inc. Class A*	225	4,889
McGraw-Hill Cos., Inc. (The)	2,646	94,330
Omnicom Group, Inc.	3,261	126,559
Scripps Networks Interactive, Inc. Class A	1,086	48,164
Viacom, Inc. Class B*	5,383	185,068
Walt Disney Co. (The)	14,060	490,835
Washington Post Co. (The) Class B	30	13,325

Total Media		2,004,767
Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	542	38,455
Newmont Mining Corp.	2,279	116,070
Reliance Steel & Aluminum Co.(a)	414	20,381
Southern Copper Corp.	2,478	78,478
Walter Energy, Inc.	697	64,312

Total Metals & Mining		317,696
Multiline Retail – 0.9%
Dollar Tree, Inc.*	821	48,620
Family Dollar Stores, Inc.	1,542	56,453
J.C. Penney Co., Inc.	561	18,047
Kohl’s Corp.*	2,471	135,361
Nordstrom, Inc.	1,372	56,046
Target Corp.	6,680	351,368

Total Multiline Retail		665,895
Multi-Utilities – 1.6%
Alliant Energy Corp.	372	12,373
Ameren Corp.	2,466	64,313
Centerpoint Energy, Inc.	2,962	42,534
CMS Energy Corp.(a)	1,882	29,096
Consolidated Edison, Inc.	1,590	70,819
Dominion Resources, Inc.	5,930	243,782
DTE Energy Co.	1,430	63,778
Integrys Energy Group, Inc.(a)	410	19,426
NiSource, Inc.	1,628	25,722
NSTAR	838	29,682
OGE Energy Corp.	940	36,604
PG&E Corp.	3,084	130,823
Public Service Enterprise Group, Inc.	6,485	191,437
SCANA Corp.	1,259	47,326
Sempra Energy	2,792	139,321
TECO Energy, Inc.	1,478	23,485
Wisconsin Energy Corp.	446	22,037
Xcel Energy, Inc.	3,821	81,005

Total Multi-Utilities		1,273,563
Office Electronics – 0.1%
Xerox Corp.	8,924	87,009
Oil, Gas & Consumable Fuels – 8.0%
Alpha Natural Resources, Inc.*	142	7,084
Arch Coal, Inc.	649	14,830
Cabot Oil & Gas Corp.	457	16,818
Chevron Corp.	19,458	1,475,500

Investments	Shares	Value

CNX Gas Corp.*	944	$35,919
Concho Resources, Inc.*	338	17,022
Consol Energy, Inc.	1,781	75,977
Continental Resources, Inc.*	78	3,319
EOG Resources, Inc.	1,088	101,119
Exxon Mobil Corp.	46,009	3,081,683
Hess Corp.	770	48,164
Marathon Oil Corp.	7,291	230,687
Massey Energy Co.	425	22,223
Murphy Oil Corp.	1,555	87,375
Noble Energy, Inc.	426	31,098
Occidental Petroleum Corp.	4,716	398,691
Peabody Energy Corp.	2,059	94,096
Range Resources Corp.	197	9,233
Spectra Energy Corp.	5,867	132,184
Williams Cos., Inc. (The)	2,779	64,195
XTO Energy, Inc.	5,799	273,597

Total Oil, Gas & Consumable Fuels		6,220,814
Paper & Forest Products – 0.1%
International Paper Co.	3,002	73,879
Personal Products – 0.2%
Avon Products, Inc.	2,651	89,790
Estee Lauder Cos., Inc. (The) Class A	914	59,291

Total Personal Products		149,081
Pharmaceuticals – 7.2%
Abbott Laboratories	15,173	799,314
Allergan, Inc.	1,351	88,247
Bristol-Myers Squibb Co.	17,444	465,755
Forest Laboratories, Inc.*	3,437	107,784
Johnson & Johnson	27,029	1,762,291
Merck & Co., Inc.	24,818	926,952
Mylan, Inc.(a)	908	20,621
Perrigo Co.	658	38,638
Pfizer, Inc.	76,580	1,313,347
Watson Pharmaceuticals, Inc.*	911	38,052

Total Pharmaceuticals		5,561,001
Professional Services – 0.2%
Dun & Bradstreet Corp.	483	35,945
Equifax, Inc.(a)	1,070	38,306
IHS, Inc. Class A*	354	18,928
Manpower, Inc.	232	13,252
Robert Half International, Inc.(a)	391	11,898

Total Professional Services		118,329
Real Estate Investment Trusts (REITs) – 0.5%
AvalonBay Communities, Inc.	123	10,621
Boston Properties, Inc.	197	14,862
Digital Realty Trust, Inc.(a)	144	7,805
Federal Realty Investment Trust	264	19,222
HCP, Inc.	518	17,094
Health Care REIT, Inc.	432	19,539
Liberty Property Trust(a)	594	20,160
Nationwide Health Properties, Inc.	504	17,715

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

Plum Creek Timber Co., Inc.	1,203	$46,809
Public Storage	1,130	103,949
Rayonier, Inc.(a)	881	40,024
Simon Property Group, Inc.	637	53,444
Ventas, Inc.	640	30,387

Total Real Estate Investment Trusts (REITs)		401,631
Road & Rail – 0.9%
CSX Corp.	3,453	175,758
JB Hunt Transport Services, Inc.	631	22,640
Norfolk Southern Corp.	2,993	167,279
Union Pacific Corp.	4,261	312,331

Total Road & Rail		678,008
Semiconductors & Semiconductor Equipment – 1.0%
Altera Corp.	1,618	39,334
Analog Devices, Inc.	1,244	35,852
Cree, Inc.*	125	8,778
Intel Corp.	18,259	406,445
Linear Technology Corp.	1,351	38,206
Microchip Technology, Inc.(a)	912	25,682
National Semiconductor Corp.	272	3,930
Texas Instruments, Inc.	5,623	137,595
Xilinx, Inc.	1,966	50,133

Total Semiconductors & Semiconductor Equipment		745,955
Software – 4.6%
Activision Blizzard, Inc.	4,362	52,606
Adobe Systems, Inc.*	2,706	95,711
Ansys, Inc.*	406	17,515
Autodesk, Inc.*	108	3,177
BMC Software, Inc.*	1,354	51,452
CA, Inc.	4,671	109,628
Citrix Systems, Inc.*	580	27,533
FactSet Research Systems, Inc.(a)	318	23,332
Intuit, Inc.*	2,126	73,007
McAfee, Inc.*	600	24,078
Microsoft Corp.	69,442	2,032,567
Oracle Corp.	35,393	909,246
Red Hat, Inc.*	447	13,084
Salesforce.com, Inc.*	164	12,210
Sybase, Inc.*	537	25,035
Synopsys, Inc.*	1,390	31,094
VMware, Inc. Class A*	913	48,663

Total Software		3,549,938
Specialty Retail – 2.6%
Abercrombie & Fitch Co. Class A	120	5,477
Advance Auto Parts, Inc.(a)	947	39,698
American Eagle Outfitters, Inc.	1,298	24,039
AutoNation, Inc.*(a)	1,883	34,045
AutoZone, Inc.*	611	105,758
Bed Bath & Beyond, Inc.*(a)	1,787	78,199
Best Buy Co., Inc.	3,976	169,139
CarMax, Inc.*(a)	919	23,085

Investments	Shares	Value

GameStop Corp. Class A*	2,546	$55,783
Gap, Inc. (The)	6,829	157,818
Guess ?, Inc.	681	31,993
Home Depot, Inc.	12,525	405,184
Lowe’s Cos., Inc.	10,957	265,598
Ltd. Brands, Inc.	2,007	49,412
O’Reilly Automotive, Inc.*	1,097	45,756
PetSmart, Inc.	1,088	34,773
Ross Stores, Inc.	1,322	70,687
Sherwin-Williams Co. (The)	1,012	68,492
Staples, Inc.	4,595	107,477
Tiffany & Co.	607	28,827
TJX Cos., Inc.	4,254	180,880
Urban Outfitters, Inc.*	862	32,782

Total Specialty Retail		2,014,902
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	2,573	101,685
NIKE, Inc. Class B	4,084	300,174
Polo Ralph Lauren Corp.(a)	783	66,586
VF Corp.	974	78,066

Total Textiles, Apparel & Luxury Goods		546,511
Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.	5,795	82,057
New York Community Bancorp, Inc.	3,572	59,081
People’s United Financial, Inc.	865	13,528
TFS Financial Corp.	316	4,219

Total Thrifts & Mortgage Finance		158,885
Tobacco – 2.3%
Altria Group, Inc.	23,430	480,784
Lorillard, Inc.	1,746	131,369
Philip Morris International, Inc.	19,722	1,028,699
Reynolds American, Inc.	3,304	178,350

Total Tobacco		1,819,202
Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	765	36,712
MSC Industrial Direct Co. Class A	387	19,629
W.W. Grainger, Inc.	621	67,143

Total Trading Companies & Distributors		123,484
Water Utilities – 0.0%
American Water Works Co., Inc.	1,280	27,853
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	914	38,946
NII Holdings, Inc.*	1,589	66,198
Telephone & Data Systems, Inc.	1,291	43,700
United States Cellular Corp.*	79	3,269

Total Wireless Telecommunication Services		152,113
TOTAL COMMON STOCKS (Cost: $78,987,341)		77,207,510

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund (EPS)

March 31, 2010

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $449,940)	449,940	$449,940
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
MONEY MARKET FUND – 1.9%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $1,505,012)(d)	1,505,012	1,505,012
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $80,942,293)		79,162,462
Liabilities in Excess of Other Assets – (2.2)%		(1,740,196)

NET ASSETS – 100.0%		$77,422,266
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $1,466,932 and the total market value of the collateral held by the Fund was $1,505,012.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 2.5%
Cubic Corp.	1,348	$48,528
Curtiss-Wright Corp.	2,941	102,347
DigitalGlobe, Inc.*	2,264	63,279
DynCorp International, Inc. Class A*	6,704	77,029
Esterline Technologies Corp.*	2,840	140,381
HEICO Corp.	1,316	67,853
Hexcel Corp.*	6,889	99,477
Moog, Inc. Class A*	2,846	100,805
Spirit Aerosystems Holdings, Inc. Class A*	9,951	232,655
Teledyne Technologies, Inc.*	2,177	89,845
TransDigm Group, Inc.	3,933	208,606
Triumph Group, Inc.	2,088	146,348

Total Aerospace & Defense		1,377,153
Air Freight & Logistics – 0.1%
HUB Group, Inc. Class A*	1,644	45,999
Airlines – 0.4%
Allegiant Travel Co.*(a)	2,118	122,548
Skywest, Inc.	6,022	85,994

Total Airlines		208,542
Auto Components – 0.1%
Fuel Systems Solutions, Inc.*(a)	761	24,322
Gentex Corp.	2,863	55,599

Total Auto Components		79,921
Automobiles – 0.1%
Thor Industries, Inc.	1,127	34,047
Biotechnology – 3.4%
Alkermes, Inc.*	10,558	136,937
BioMarin Pharmaceutical, Inc.*	1,551	36,247
Cubist Pharmaceuticals, Inc.*(a)	14,276	321,781
Myriad Genetics, Inc.*	6,723	161,688
OSI Pharmaceuticals, Inc.*(a)	15,399	917,011
PDL BioPharma, Inc.	41,643	258,603

Total Biotechnology		1,832,267
Building Products – 0.3%
Armstrong World Industries, Inc.*	1,635	59,367
Lennox International, Inc.	1,789	79,288
Simpson Manufacturing Co., Inc.(a)	868	24,096

Total Building Products		162,751
Capital Markets – 1.8%
Ares Capital Corp.	2,206	32,737
Federated Investors, Inc. Class B(a)	8,811	232,434
GAMCO Investors, Inc. Class A	1,060	48,230
Greenhill & Co., Inc.	956	78,478
Investment Technology Group, Inc.*	4,812	80,312
Knight Capital Group, Inc. Class A*	12,550	191,388
optionsXpress Holdings, Inc.(a)	5,078	82,721
Riskmetrics Group, Inc.*	2,346	53,043
Stifel Financial Corp.*	1,378	74,067

Investments	Shares	Value

Waddell & Reed Financial, Inc. Class A(a)	3,098	$111,652

Total Capital Markets		985,062
Chemicals – 3.3%
Ashland, Inc.	221	11,662
H.B. Fuller Co.	2,199	51,039
Huntsman Corp.	57,157	688,742
Intrepid Potash, Inc.*(a)	2,937	89,079
NewMarket Corp.	1,374	141,508
Olin Corp.	6,980	136,948
RPM International, Inc.	8,269	176,461
Scotts Miracle-Gro Co. (The) Class A	4,442	205,887
Sensient Technologies Corp.	4,023	116,908
Valspar Corp.	6,094	179,651
W.R. Grace & Co.*	619	17,183

Total Chemicals		1,815,068
Commercial Banks – 3.3%
Associated Banc-Corp.	3,129	43,180
BancorpSouth, Inc.	4,782	100,231
Bank of Hawaii Corp.(a)	3,333	149,818
City National Corp.	528	28,496
CVB Financial Corp.(a)	6,700	66,531
First Citizens BancShares, Inc. Class A	225	44,721
First Financial Bankshares, Inc.	1,145	59,025
FirstMerit Corp.	5,356	115,529
Fulton Financial Corp.	2,266	23,090
Glacier Bancorp, Inc.	3,721	56,671
Hancock Holding Co.	1,355	56,653
Iberiabank Corp.	232	13,922
International Bancshares Corp.	8,611	197,967
Old National Bancorp	2,487	29,720
Park National Corp.(a)	1,190	74,149
Prosperity Bancshares, Inc.	3,053	125,173
Signature Bank*(a)	1,560	57,798
SVB Financial Group*	880	41,061
TCF Financial Corp.(a)	6,452	102,845
Trustmark Corp.	4,430	108,225
UMB Financial Corp.	2,574	104,504
Valley National Bancorp(a)	6,696	102,917
Westamerica Bancorp.(a)	1,860	107,229

Total Commercial Banks		1,809,455
Commercial Services & Supplies – 2.2%
ABM Industries, Inc.	2,946	62,455
Brink’s Co. (The)	2,114	59,678
Clean Harbors, Inc.*	795	44,170
Copart, Inc.*	4,547	161,873
Covanta Holding Corp.*	6,034	100,526
Geo Group, Inc. (The)*	3,768	74,682
Healthcare Services Group, Inc.	1,695	37,951
Herman Miller, Inc.	2,494	45,042
HNI Corp.	1,147	30,545
Mine Safety Appliances Co.	1,051	29,386
RINO International Corp.*(a)	1,535	36,426

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

Rollins, Inc.	4,511	$97,798
SYKES Enterprises, Inc.*	2,527	57,717
Tetra Tech, Inc.*	3,772	86,907
United Stationers, Inc.*	1,809	106,460
Waste Connections, Inc.*	4,115	139,745

Total Commercial Services & Supplies		1,171,361
Communications Equipment – 1.2%
Adtran, Inc.	3,995	105,268
Arris Group, Inc.*	3,164	38,000
Blue Coat Systems, Inc.*	416	12,913
Comtech Telecommunications Corp.*	1,659	53,072
Emulex Corp.*	294	3,904
InterDigital, Inc.*	1,992	55,497
Polycom, Inc.*	3,232	98,835
Riverbed Technology, Inc.*	1,528	43,395
Tekelec*	5,064	91,962
Tellabs, Inc.	13,928	105,435
Viasat, Inc.*(a)	1,484	51,361

Total Communications Equipment		659,642
Computers & Peripherals – 0.8%
Diebold, Inc.(a)	3,274	103,982
Lexmark International, Inc. Class A*	4,117	148,541
QLogic Corp.*(a)	5,064	102,799
Synaptics, Inc.*(a)	2,524	69,688

Total Computers & Peripherals		425,010
Construction & Engineering – 1.1%
EMCOR Group, Inc.*	7,498	184,676
Granite Construction, Inc.	2,435	73,586
Insituform Technologies, Inc. Class A*	1,032	27,461
MasTec, Inc.*	6,237	78,649
Shaw Group, Inc. (The)*	858	29,532
Tutor Perini Corp.*	9,411	204,689

Total Construction & Engineering		598,593
Construction Materials – 0.1%
Eagle Materials, Inc.	1,827	48,489
Texas Industries, Inc.	300	10,251

Total Construction Materials		58,740
Consumer Finance – 0.9%
AmeriCredit Corp.*	1,172	27,847
Cash America International, Inc.	2,768	109,281
Credit Acceptance Corp.*	3,644	150,278
Nelnet, Inc. Class A	7,445	138,179
Student Loan Corp. (The)	2,607	92,627

Total Consumer Finance		518,212
Containers & Packaging – 2.1%
Aptargroup, Inc.	3,903	153,583
Greif, Inc. Class A	2,066	113,465
Packaging Corp. of America	11,976	294,729
Rock-Tenn Co. Class A	4,699	214,133
Silgan Holdings, Inc.	3,118	187,797

Investments	Shares	Value

Temple-Inland, Inc.	7,553	$154,308

Total Containers & Packaging		1,118,015
Distributors – 0.2%
LKQ Corp.*	6,281	127,504
Diversified Consumer Services – 2.7%
Bridgepoint Education, Inc.*	2,663	65,457
Brink’s Home Security Holdings, Inc.*	2,295	97,652
Capella Education Co.*	580	53,847
Career Education Corp.*(a)	4,705	148,866
Coinstar, Inc.*(a)	1,104	35,880
Corinthian Colleges, Inc.*(a)	8,609	151,432
Grand Canyon Education, Inc.*	1,280	33,459
Hillenbrand, Inc.	6,259	137,636
Matthews International Corp. Class A	1,844	65,462
Regis Corp.	5,196	97,061
Service Corp. International	23,642	217,034
Strayer Education, Inc.(a)	528	128,579
Weight Watchers International, Inc.(a)	8,578	218,996

Total Diversified Consumer Services		1,451,361
Diversified Telecommunication Services – 0.5%
AboveNet, Inc.*(a)	1,716	87,053
Frontier Communications Corp.(a)	17,411	129,538
tw telecom, inc.*	1,824	33,105

Total Diversified Telecommunication Services		249,696
Electric Utilities – 2.6%
ALLETE, Inc.	1,727	57,820
Cleco Corp.	4,103	108,935
El Paso Electric Co.*	3,648	75,149
Great Plains Energy, Inc.	8,701	161,578
Hawaiian Electric Industries, Inc.(a)	2,439	54,756
IDACORP, Inc.	3,283	113,657
ITC Holdings Corp.	2,774	152,570
MGE Energy, Inc.(a)	1,362	48,160
NV Energy, Inc.	14,791	182,373
PNM Resources, Inc.	1,185	14,848
Portland General Electric Co.	4,598	88,787
UIL Holdings Corp.	1,936	53,240
Unisource Energy Corp.	3,793	119,252
Westar Energy, Inc.	7,320	163,236

Total Electric Utilities		1,394,361
Electrical Equipment – 2.2%
A.O. Smith Corp.	1,078	56,670
Acuity Brands, Inc.	2,624	110,759
Baldor Electric Co.	2,960	110,704
Brady Corp. Class A	2,185	67,997
EnerSys*	2,868	70,725
General Cable Corp.*(a)	5,020	135,540
GrafTech International Ltd.*	1,231	16,828
Hubbell, Inc. Class B	3,834	193,349
II-VI, Inc.*	1,056	35,735
Regal-Beloit Corp.	1,820	108,126

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

SunPower Corp. Class A*(a)	2,911	$55,018
Thomas & Betts Corp.*	2,886	113,247
Woodward Governor Co.	4,198	134,252

Total Electrical Equipment		1,208,950
Electronic Equipment, Instruments & Components – 1.8%
Anixter International, Inc.*	1,566	73,367
AVX Corp.	7,154	101,587
Benchmark Electronics, Inc.*	3,244	67,281
Ingram Micro, Inc. Class A*	12,823	225,044
National Instruments Corp.	1,403	46,790
Plexus Corp.*	2,146	77,320
SYNNEX Corp.*(a)	3,688	109,017
Tech Data Corp.*	4,217	176,692
Trimble Navigation Ltd.*	3,170	91,043

Total Electronic Equipment, Instruments & Components		968,141
Energy Equipment & Services – 3.7%
Atwood Oceanics, Inc.*	8,053	278,875
Bristow Group, Inc.*	2,179	82,214
CARBO Ceramics, Inc.	1,069	66,641
Dresser-Rand Group, Inc.*	8,923	280,361
Dril-Quip, Inc.*	2,202	133,970
Lufkin Industries, Inc.	820	64,903
Oil States International, Inc.*	5,837	264,650
Patterson-UTI Energy, Inc.	5,737	80,146
RPC, Inc.	622	6,923
SEACOR Holdings, Inc.*	2,200	177,452
Superior Energy Services, Inc.*	6,150	129,273
Tetra Technologies, Inc.*	1,007	12,305
Tidewater, Inc.	8,607	406,853

Total Energy Equipment & Services		1,984,566
Food & Staples Retailing – 1.0%
BJ’s Wholesale Club, Inc.*(a)	4,523	167,306
Casey’s General Stores, Inc.	4,081	128,143
Ruddick Corp.(a)	3,825	121,023
United Natural Foods, Inc.*	2,609	73,391
Weis Markets, Inc.(a)	2,185	79,447

Total Food & Staples Retailing		569,310
Food Products – 2.0%
Corn Products International, Inc.	5,210	180,579
Del Monte Foods Co.	20,052	292,759
Flowers Foods, Inc.(a)	6,107	151,087
Green Mountain Coffee Roasters, Inc.*	780	75,520
Lancaster Colony Corp.	2,589	152,647
Lance, Inc.(a)	1,453	33,608
Sanderson Farms, Inc.(a)	290	15,547
Tootsie Roll Industries, Inc.	2,436	65,845
TreeHouse Foods, Inc.*	2,338	102,568

Total Food Products		1,070,160

Investments	Shares	Value

Gas Utilities – 2.7%
AGL Resources, Inc.	6,555	$253,351
Atmos Energy Corp.	7,407	211,618
New Jersey Resources Corp.	3,438	129,131
Nicor, Inc.(a)	2,911	122,029
Northwest Natural Gas Co.	1,761	82,063
Piedmont Natural Gas Co., Inc.	4,570	126,041
South Jersey Industries, Inc.	1,540	64,664
Southwest Gas Corp.(a)	2,194	65,644
UGI Corp.	11,352	301,282
WGL Holdings, Inc.	3,235	112,093

Total Gas Utilities		1,467,916
Health Care Equipment & Supplies – 3.1%
Align Technology, Inc.*	4,453	86,121
American Medical Systems Holdings, Inc.*	4,439	82,477
Cooper Cos., Inc. (The)(a)	3,096	120,372
ev3, Inc.*	1,351	21,427
Gen-Probe, Inc.*(a)	2,217	110,850
Haemonetics Corp.*	1,398	79,896
Hill-Rom Holdings, Inc.	2,536	69,005
Immucor, Inc.*	4,738	106,084
Integra LifeSciences Holdings Corp.*	1,935	84,811
Invacare Corp.	2,021	53,637
Kinetic Concepts, Inc.*	6,820	326,064
Masimo Corp.(a)	1,587	42,135
Meridian Bioscience, Inc.	1,739	35,423
NuVasive, Inc.*(a)	315	14,238
Sirona Dental Systems, Inc.*	750	28,523
STERIS Corp.	4,514	151,941
Teleflex, Inc.	2,566	164,404
Thoratec Corp.*(a)	1,060	35,457
West Pharmaceutical Services, Inc.	1,833	76,894

Total Health Care Equipment & Supplies		1,689,759
Health Care Providers & Services – 7.2%
Amedisys, Inc.*(a)	3,237	178,747
AMERIGROUP Corp.*	6,442	214,132
Catalyst Health Solutions, Inc.*	2,093	86,608
Centene Corp.*	5,028	120,873
Chemed Corp.	1,830	99,515
Emergency Medical Services Corp. Class A*	2,392	135,268
Health Management Associates, Inc. Class A*	22,634	194,652
Health Net, Inc.*	6,894	171,454
Healthsouth Corp.*	4,766	89,124
Healthspring, Inc.*	8,180	143,968
HMS Holdings Corp.*	679	34,622
LifePoint Hospitals, Inc.*	4,686	172,351
Lincare Holdings, Inc.*(a)	4,828	216,681
Magellan Health Services, Inc.*	2,658	115,570
Mednax, Inc.*	3,289	191,387
Omnicare, Inc.	14,273	403,783
Owens & Minor, Inc.	3,135	145,433

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

PSS World Medical, Inc.*	3,628	$85,294
Psychiatric Solutions, Inc.*	6,348	189,170
Tenet Healthcare Corp.*	43,058	246,292
Universal American Corp.*	12,132	186,833
Universal Health Services, Inc. Class B	9,534	334,548
VCA Antech, Inc.*(a)	6,314	176,982

Total Health Care Providers & Services		3,933,287
Health Care Technology – 0.3%
Allscripts-Misys Healthcare Solutions, Inc.*	1,992	38,963
athenahealth, Inc.*(a)	728	26,616
Eclipsys Corp.*	477	9,483
MedAssets, Inc.*	863	18,123
Quality Systems, Inc.(a)	852	52,347

Total Health Care Technology		145,532
Hotels, Restaurants & Leisure – 3.3%
Ameristar Casinos, Inc.(a)	4,432	80,751
Bally Technologies, Inc.*	3,462	140,349
Bob Evans Farms, Inc.	2,348	72,577
Brinker International, Inc.	7,448	143,597
Burger King Holdings, Inc.	12,097	257,182
Cheesecake Factory (The)*	2,727	73,793
Chipotle Mexican Grill, Inc.*	1,449	163,259
Choice Hotels International, Inc.(a)	3,345	116,439
Cracker Barrel Old Country Store, Inc.	2,120	98,326
Gaylord Entertainment Co.*(a)	375	10,984
International Speedway Corp. Class A	3,527	90,891
Jack In The Box, Inc.*	5,583	131,480
Life Time Fitness, Inc.*(a)	2,937	82,530
Panera Bread Co. Class A*	1,484	113,511
Penn National Gaming, Inc.*	1,397	38,836
Vail Resorts, Inc.*	1,515	60,736
Wendy’s/Arby’s Group, Inc. Class A	2,980	14,900
WMS Industries, Inc.*(a)	2,737	114,790

Total Hotels, Restaurants & Leisure		1,804,931
Household Durables – 0.3%
Jarden Corp.	2,130	70,908
Tempur-Pedic International, Inc.*(a)	2,820	85,051

Total Household Durables		155,959
Independent Power Producers & Energy Traders – 0.1%
Ormat Technologies, Inc.	1,920	54,029
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	3,165	120,587
Otter Tail Corp.(a)	1,169	25,671
Seaboard Corp.	79	102,629

Total Industrial Conglomerates		248,887
Insurance – 5.0%
Alleghany Corp.*	472	137,194
Arthur J. Gallagher & Co.	6,201	152,235
Brown & Brown, Inc.	10,259	183,841
Delphi Financial Group, Inc. Class A	8,874	223,270

Investments	Shares	Value

Erie Indemnity Co. Class A	2,679	$115,545
Hanover Insurance Group, Inc. (The)(a)	5,074	221,277
Harleysville Group, Inc.	3,080	103,981
Mercury General Corp.	3,356	146,724
Navigators Group, Inc.*	2,026	79,683
ProAssurance Corp.*	4,769	279,177
Protective Life Corp.	7,400	162,726
RLI Corp.(a)	2,255	128,580
Selective Insurance Group	3,579	59,412
StanCorp Financial Group, Inc.	6,483	308,785
Tower Group, Inc.	4,845	107,414
Unitrin, Inc.	6,523	182,970
Wesco Financial Corp.	206	79,413
Zenith National Insurance Corp.	1,001	38,358

Total Insurance		2,710,585
Internet & Catalog Retail - 0.0%
Blue Nile, Inc.*	208	11,444
Internet Software & Services – 1.3%
Digital River, Inc.*	2,444	74,053
Earthlink, Inc.	23,606	201,595
j2 Global Communications, Inc.*(a)	4,562	106,751
MercadoLibre, Inc.*	694	33,458
Monster Worldwide, Inc.*(a)	3,564	59,198
Rackspace Hosting, Inc.*	1,475	27,627
Sohu.com, Inc.*	3,618	197,543
ValueClick, Inc.*	681	6,905
WebMD Health Corp.*(a)	551	25,555

Total Internet Software & Services		732,685
IT Services – 2.7%
Acxiom Corp.	3,599	64,566
CACI International, Inc. Class A*	2,358	115,188
Cybersource Corp.*	972	17,146
DST Systems, Inc.	6,634	274,979
Euronet Worldwide, Inc.*	2,131	39,274
Gartner, Inc.*	6,106	135,798
Mantech International Corp. Class A*	2,758	134,673
MAXIMUS, Inc.	1,253	76,345
NeuStar, Inc. Class A*	1,706	42,991
Sapient Corp.	6,386	58,368
SRA International, Inc. Class A*	3,830	79,626
Syntel, Inc.(a)	3,299	126,913
TeleTech Holdings, Inc.*	4,166	71,155
Wright Express Corp.*	6,931	208,762

Total IT Services		1,445,784
Leisure Equipment & Products – 0.3%
Polaris Industries, Inc.(a)	2,658	135,983
Pool Corp.(a)	1,220	27,621

Total Leisure Equipment & Products		163,604
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc. Class A*	1,513	156,626
Bruker Corp.*	6,114	89,570
Charles River Laboratories International, Inc.*(a)	4,312	169,505

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

Dionex Corp.*	866	$64,759
PerkinElmer, Inc.	4,412	105,447
Pharmaceutical Product Development, Inc.	8,845	210,069
Techne Corp.	1,745	111,139
Varian, Inc.*	915	47,378

Total Life Sciences Tools & Services		954,493
Machinery – 3.6%
Actuant Corp. Class A	2,546	49,774
Barnes Group, Inc.	1,470	28,591
CLARCOR, Inc.	2,505	86,397
Crane Co.	2,340	83,070
ESCO Technologies, Inc.	1,508	47,969
Graco, Inc.	1,513	48,416
Harsco Corp.	2,575	82,245
IDEX Corp.	3,805	125,945
Kaydon Corp.	1,376	51,738
Lincoln Electric Holdings, Inc.	665	36,129
Middleby Corp.*	1,535	88,401
Mueller Industries, Inc.	1,669	44,713
Nordson Corp.	1,467	99,639
Snap-On, Inc.	3,514	152,297
SPX Corp.	4,337	287,630
Toro Co.(a)	1,762	86,638
Trinity Industries, Inc.(a)	7,762	154,930
Valmont Industries, Inc.	2,103	174,191
WABCO Holdings, Inc.*	365	10,921
Wabtec Corp.	3,424	144,219
Watts Water Technologies, Inc. Class A	1,533	47,615

Total Machinery		1,931,468
Marine – 0.3%
Alexander & Baldwin, Inc.(a)	408	13,484
Kirby Corp.*(a)	4,356	166,182

Total Marine		179,666
Media – 1.6%
Gannett Co., Inc.(a)	3,792	62,644
Interactive Data Corp.	6,919	221,408
John Wiley & Sons, Inc. Class A	3,147	136,202
Meredith Corp.	3,132	107,772
Morningstar, Inc.*	2,051	98,633
Regal Entertainment Group Class A	7,637	134,182
Scholastic Corp.	1,822	51,016
World Wrestling Entertainment, Inc. Class A(a)	3,993	69,079

Total Media		880,936
Metals & Mining – 0.8%
AMCOL International Corp.	876	23,827
Commercial Metals Co.	1,794	27,018
Compass Minerals International, Inc.(a)	3,100	248,713
Royal Gold, Inc.	424	19,593
Titanium Metals Corp.*(a)	7,005	116,213

Total Metals & Mining		435,364

Investments	Shares	Value

Multiline Retail – 0.5%
99 Cents Only Stores*	3,496	$56,985
Big Lots, Inc.*	6,236	227,115

Total Multiline Retail		284,100
Multi-Utilities – 0.5%
Avista Corp.	3,946	81,722
NorthWestern Corp.	2,240	60,054
Vectren Corp.	5,070	125,330

Total Multi-Utilities		267,106
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	2,269	67,162
Oil, Gas & Consumable Fuels – 2.3%
Arena Resources, Inc.*	1,258	42,017
Berry Petroleum Co. Class A	1,355	38,157
Bill Barrett Corp.*	1,764	54,172
Enbridge Energy Management LLC*	308	15,723
Frontier Oil Corp.	1,701	22,964
Holly Corp.	5,104	142,453
Patriot Coal Corp.*	15,764	322,531
Southern Union Co.	12,227	310,199
Tesoro Corp.	12,051	167,509
World Fuel Services Corp.(a)	4,980	132,667

Total Oil, Gas & Consumable Fuels		1,248,392
Paper & Forest Products – 0.0%
Schweitzer-Mauduit International, Inc.	243	11,557
Personal Products – 0.8%
Alberto-Culver Co.	4,819	126,017
NBTY, Inc.*	3,987	191,296
Nu Skin Enterprises, Inc. Class A	3,276	95,332
Revlon, Inc. Class A*(a)	1,590	23,611

Total Personal Products		436,256
Pharmaceuticals – 0.6%
Endo Pharmaceuticals Holdings, Inc.*	10,093	239,103
Par Pharmaceutical Cos., Inc.*	2,641	65,497

Total Pharmaceuticals		304,600
Professional Services – 0.5%
CoStar Group, Inc.*	643	26,697
FTI Consulting, Inc.*	3,441	135,300
Towers Watson & Co. Class A	2,547	120,983

Total Professional Services		282,980
Real Estate Investment Trusts (REITs) – 4.8%
Alexander’s, Inc.*	771	230,629
Alexandria Real Estate Equities, Inc.	1,882	127,223
BioMed Realty Trust, Inc.	3,697	61,148
Brandywine Realty Trust	1,449	17,692
BRE Properties, Inc.	1,582	56,557
CBL & Associates Properties, Inc.(a)	1,992	27,291
Corporate Office Properties Trust SBI MD(a)	1,656	66,455
DiamondRock Hospitality Co.	1,678	16,965

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

EastGroup Properties, Inc.	879	$33,174
Equity Lifestyle Properties, Inc.	486	26,186
Equity One, Inc.	5,227	98,738
Essex Property Trust, Inc.	1,222	109,919
Extra Space Storage, Inc.	4,481	56,819
Franklin Street Properties Corp.(a)	2,244	32,381
Healthcare Realty Trust, Inc.	1,713	39,896
Highwoods Properties, Inc.	458	14,532
Home Properties, Inc.	644	30,139
Hospitality Properties Trust(a)	9,659	231,333
HRPT Properties Trust	10,340	80,445
Kilroy Realty Corp.	1,010	31,148
Macerich Co. (The)	6,846	262,270
Mack-Cali Realty Corp.	1,584	55,836
Medical Properties Trust, Inc.	3,785	39,667
Mid-America Apartment Communities, Inc.	450	23,306
National Health Investors, Inc.	1,841	71,357
National Retail Properties, Inc.(a)	5,119	116,867
Omega Healthcare Investors, Inc.	4,362	85,015
Potlatch Corp.	1,932	67,697
PS Business Parks, Inc.	1,384	73,906
Realty Income Corp.(a)	4,203	128,990
Senior Housing Properties Trust	5,899	130,663
Sovran Self Storage, Inc.	948	33,047
Tanger Factory Outlet Centers(a)	1,431	61,762
Washington Real Estate Investment Trust(a)	1,151	35,163
Weingarten Realty Investors	1,781	38,398

Total Real Estate Investment Trusts (REITs)		2,612,614
Road & Rail – 1.0%
Genesee & Wyoming, Inc. Class A*	2,178	74,313
Heartland Express, Inc.(a)	4,017	66,281
Kansas City Southern*	2,426	87,748
Knight Transportation, Inc.(a)	3,373	71,137
Landstar System, Inc.	2,258	94,791
Old Dominion Freight Line, Inc.*	1,415	47,247
Ryder System, Inc.	674	26,124
Werner Enterprises, Inc.	3,160	73,217

Total Road & Rail		540,858
Semiconductors & Semiconductor Equipment – 1.1%
Amkor Technology, Inc.*	20,687	146,257
Atheros Communications, Inc.*	1,009	39,059
Cymer, Inc.*	295	11,004
FEI Co.*	1,121	25,682
Hittite Microwave Corp.*	1,359	59,755
MEMC Electronic Materials, Inc.*	1,558	23,884
PMC – Sierra, Inc.*	6,958	62,065
Silicon Laboratories, Inc.*	993	47,336
Skyworks Solutions, Inc.*(a)	7,902	123,271
Tessera Technologies, Inc.*	3,205	64,998

Total Semiconductors & Semiconductor Equipment		603,311

Investments	Shares	Value

Software – 2.5%
Advent Software, Inc.*(a)	672	$30,072
Ariba, Inc.*	220	2,827
AsiaInfo Holdings, Inc.*	1,016	26,904
Blackbaud, Inc.	1,371	34,535
Blackboard, Inc.*(a)	64	2,666
CommVault Systems, Inc.*	565	12,063
Compuware Corp.*	19,185	161,154
Concur Technologies, Inc.*	711	29,158
Fair Isaac Corp.	3,926	99,485
Informatica Corp.*	2,487	66,801
Jack Henry & Associates, Inc.	5,283	127,109
Lawson Software, Inc.*	5,027	33,228
MICROS Systems, Inc.*	3,770	123,957
MicroStrategy, Inc. Class A*	711	60,485
Net 1 UEPS Technologies, Inc.*	5,237	96,308
Novell, Inc.*	10,224	61,242
Parametric Technology Corp.*	2,172	39,205
Pegasystems, Inc.(a)	1,014	37,518
Progress Software Corp.*	1,102	34,636
Quest Software, Inc.*	5,468	97,276
SolarWinds, Inc.*(a)	1,555	33,681
Solera Holdings, Inc.	1,981	76,566
TIBCO Software, Inc.*	8,371	90,323

Total Software		1,377,199
Specialty Retail – 4.5%
Aaron’s, Inc.(a)	4,371	145,729
Aeropostale, Inc.*	9,879	284,812
Barnes & Noble, Inc.(a)	4,668	100,922
Buckle, Inc. (The)	4,988	183,359
Cabela’s, Inc.*(a)	6,592	115,294
Chico’s FAS, Inc.	949	13,685
Childrens Place Retail Stores, Inc. (The)*	2,772	123,493
Collective Brands, Inc.*	1,122	25,514
Dick’s Sporting Goods, Inc.*	3,725	97,260
Dress Barn, Inc.*	3,676	96,164
DSW, Inc. Class A*	1,500	38,295
Gymboree Corp.*	2,668	137,749
J Crew Group, Inc.*(a)	1,808	82,987
Jo-Ann Stores, Inc.*	1,221	51,258
Men’s Wearhouse, Inc. (The)	2,899	69,402
Penske Auto Group, Inc.*	4,407	63,549
RadioShack Corp.	11,480	259,792
Rent-A-Center, Inc.*	10,005	236,618
Sally Beauty Holdings, Inc.*(a)	15,495	138,215
Tractor Supply Co.*	2,345	136,127
Ulta Salon Cosmetics & Fragrance, Inc.*	1,720	38,906
Williams-Sonoma, Inc.(a)	406	10,674

Total Specialty Retail		2,449,804
Textiles, Apparel & Luxury Goods – 2.6%
Carter’s, Inc.*	4,134	124,640
Columbia Sportswear Co.(a)	2,378	124,916

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund (EZM)

March 31, 2010

Investments	Shares	Value

Deckers Outdoor Corp.*	1,327	$183,126
Fossil, Inc.*	3,959	149,413
Hanesbrands, Inc.*	3,519	97,899
Iconix Brand Group, Inc.*	6,833	104,955
Lululemon Athletica, Inc.*	1,626	67,479
Phillips-Van Heusen Corp.	2,779	159,404
Skechers U.S.A., Inc. Class A*	266	9,661
Timberland Co. (The) Class A*	3,013	64,297
Under Armour, Inc. Class A*	1,684	49,526
Unifirst Corp.	1,912	98,468
Warnaco Group, Inc. (The)*	2,288	109,161
Wolverine World Wide, Inc.	2,677	78,061

Total Textiles, Apparel & Luxury Goods		1,421,006
Thrifts & Mortgage Finance – 0.7%
Astoria Financial Corp.	4,276	62,002
Capitol Federal Financial	2,505	93,837
First Niagara Financial Group, Inc.	5,211	74,101
NewAlliance Bancshares, Inc.	3,878	48,940
Northwest Bancshares, Inc.	4,250	49,895
Washington Federal, Inc.	3,032	61,610

Total Thrifts & Mortgage Finance		390,385
Tobacco – 0.5%
Universal Corp.	3,946	207,915
Vector Group Ltd.(a)	3,116	48,080

Total Tobacco		255,995
Trading Companies & Distributors – 0.7%
Applied Industrial Technologies, Inc.	2,894	71,916
GATX Corp.	2,725	78,071
Watsco, Inc.	865	49,201
WESCO International, Inc.*	5,217	181,082

Total Trading Companies & Distributors		380,270
Water Utilities – 0.2%
Aqua America, Inc.	6,391	112,290
Wireless Telecommunication Services – 0.5%
MetroPCS Communications, Inc.*(a)	24,402	172,766
Syniverse Holdings, Inc.*	4,506	87,732

Total Wireless Telecommunication Services		260,498
TOTAL COMMON STOCKS (Cost: $49,226,605)		54,176,599
SHORT-TERM INVESTMENT – 1.4%
MONEY MARKET FUND – 1.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $736,492)	736,492	736,492

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.9%
MONEY MARKET FUND – 14.9%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $8,081,065)(d)	8,081,065	$8,081,065
TOTAL INVESTMENTS IN SECURITIES – 116.0% (Cost: $58,044,162)		62,994,156
Liabilities in Excess of Other Assets – (16.0)%		(8,688,456)

NET ASSETS – 100.0%		$54,305,700
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $7,849,179 and the total market value of the collateral held by the Fund was $8,081,065.

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.4%
Aerospace & Defense – 1.9%
AAR Corp.*	16,040	$398,113
Aerovironment, Inc.*(a)	2,916	76,137
American Science & Engineering, Inc.	2,663	199,512
Applied Signal Technology, Inc.	3,304	64,692
Argon ST, Inc.*	5,703	151,757
Ceradyne, Inc.*	5,917	134,257
Ducommun, Inc.	4,767	100,155
GeoEye, Inc.*	3,308	97,586
Ladish Co., Inc.*	1,930	38,909
LMI Aerospace, Inc.*	4,647	86,341
Orbital Sciences Corp.*(a)	14,365	273,078
Stanley, Inc.*	8,199	231,950

Total Aerospace & Defense		1,852,487
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*	1,776	94,217
Dynamex, Inc.*	2,538	43,654
Forward Air Corp.	3,557	93,549

Total Air Freight & Logistics		231,420
Airlines – 0.6%
Hawaiian Holdings, Inc.*	43,971	324,066
Republic Airways Holdings, Inc.*	36,463	215,861

Total Airlines		539,927
Auto Components – 0.5%
China Automotive Systems, Inc.*(a)	4,776	110,373
Dorman Products, Inc.*	7,676	145,767
Hawk Corp. Class A*	1,957	38,162
Spartan Motors, Inc.	20,500	114,800
Wonder Auto Technology, Inc.*(a)	8,393	88,798

Total Auto Components		497,900
Beverages – 0.5%
Boston Beer Co., Inc. Class A*	3,259	170,315
Coca-Cola Bottling Co. Consolidated	3,035	178,033
National Beverage Corp.	10,381	115,437

Total Beverages		463,785
Biotechnology – 1.0%
Biospecifics Technologies Corp.*	645	17,899
Cytokinetics, Inc.*	49,964	159,885
Emergent Biosolutions, Inc.*	11,798	198,088
Enzon Pharmaceuticals, Inc.*	399	4,062
Idera Pharmaceuticals, Inc.*	4,344	26,976
Immunomedics, Inc.*(a)	63,626	211,238
Keryx Biopharmaceuticals, Inc.*(a)	14,708	40,300
Martek Biosciences Corp.*(a)	11,797	265,551
Oncothyreon, Inc.*(a)	5,781	20,060

Total Biotechnology		944,059
Building Products – 0.9%
AAON, Inc.	7,418	167,795
Ameron International Corp.	2,435	153,137
Apogee Enterprises, Inc.	17,643	278,936

Investments	Shares	Value

Griffon Corp.*	9,766	$121,684
Universal Forest Products, Inc.	2,969	114,366

Total Building Products		835,918
Capital Markets – 2.1%
BGC Partners, Inc. Class A	21,914	133,895
BlackRock Kelso Capital Corp.	60,710	604,672
Broadpoint Gleacher Securities, Inc.*(a)	49,807	199,228
Diamond Hill Investment Group, Inc.	486	33,340
Duff & Phelps Corp. Class A	2,670	44,696
Epoch Holding Corp.	1,452	16,393
Fifth Street Finance Corp.	684	7,941
GFI Group, Inc.(a)	36,412	210,461
International Assets Holding Corp.*(a)	5,029	75,284
JMP Group, Inc.	358	3,043
LaBranche & Co., Inc.*(a)	3,044	16,011
Main Street Capital Corp.(a)	3,728	58,194
Oppenheimer Holdings, Inc. Class A	1,442	36,785
Penson Worldwide, Inc.*(a)	1,364	13,736
Prospect Capital Corp.(a)	21,736	264,092
Pzena Investment Management, Inc. Class A*	4,161	31,748
Safeguard Scientifics, Inc.(a)	859	11,167
SWS Group, Inc.	8,842	101,948
TradeStation Group, Inc.*(a)	15,112	105,935
US Global Investors, Inc. Class A	1,622	16,042
Westwood Holdings Group, Inc.	1,406	51,741

Total Capital Markets		2,036,352
Chemicals – 2.7%
American Vanguard Corp.(a)	6,489	52,885
Arch Chemicals, Inc.	4,551	156,509
Balchem Corp.	5,739	141,466
Calgon Carbon Corp.*	11,080	189,690
China Green Agriculture, Inc.*(a)	5,310	74,340
Hawkins, Inc.(a)	5,971	144,498
ICO, Inc.*	2,627	21,226
Innophos Holdings, Inc.	28,246	788,064
Koppers Holdings, Inc.	4,302	121,833
Landec Corp.*	6,172	40,920
LSB Industries, Inc.*	9,444	143,927
Omnova Solutions, Inc.*	6,465	50,750
Quaker Chemical Corp.	1,030	27,923
Schulman A., Inc.	673	16,468
ShengdaTech, Inc.*(a)	24,379	182,599
Stepan Co.	4,130	230,826
Yongye International, Inc.	11,285	91,183
Zep, Inc.	2,840	62,139
Zoltek Cos., Inc.*(a)	1,231	11,867

Total Chemicals		2,549,113
Commercial Banks – 7.4%
1st Source Corp.(a)	6,774	118,884
Alliance Financial Corp.(a)	1,550	45,694
American National Bankshares, Inc.(a)	1,709	34,436
Ames National Corp.	2,274	45,594

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Arrow Financial Corp.(a)	3,703	$99,574
Bancfirst Corp.	4,243	177,824
Bancorp, Inc.*	9,476	84,336
Bank of Marin Bancorp	1,750	57,890
Bank of the Ozarks, Inc.	6,488	228,313
Bryn Mawr Bank Corp.	2,565	46,555
Camden National Corp.	4,377	140,545
Cardinal Financial Corp.	5,217	55,718
Century Bancorp, Inc. Class A(a)	2,519	48,365
Chemical Financial Corp.(a)	1,497	35,359
City Holding Co.(a)	5,807	199,122
Community Bank System, Inc.(a)	11,850	269,943
Community Trust Bancorp, Inc.(a)	5,417	146,747
Danvers Bancorp, Inc.	1,028	14,217
First Bancorp(a)	5,646	76,334
First Bancorp, Inc.	4,125	65,753
First Financial Bancorp(a)	82,938	1,475,467
First Financial Corp.(a)	4,022	116,477
First of Long Island Corp. (The)	2,797	67,408
FNB Corp.	3,427	27,793
German American Bancorp, Inc.	3,944	59,673
Great Southern Bancorp, Inc.(a)	519	11,646
Heartland Financial USA, Inc.(a)	2,524	40,308
Home Bancshares, Inc.	1,733	45,821
Independent Bank Corp.(a)	2,741	67,593
Lakeland Financial Corp.	4,635	88,297
MainSource Financial Group, Inc.	4,047	27,236
Merchants Bancshares, Inc.(a)	2,614	56,750
Metro Bancorp, Inc.*(a)	733	10,093
National Bankshares, Inc.(a)	2,605	70,986
NBT Bancorp, Inc.(a)	12,838	293,348
Northfield Bancorp, Inc.	4,504	65,218
Orrstown Financial Services, Inc.	2,005	50,867
Renasant Corp.(a)	5,446	88,116
Republic Bancorp, Inc. Class A	10,341	194,824
S&T Bancorp, Inc.	2,239	46,795
S.Y. Bancorp, Inc.(a)	4,359	99,167
Santander BanCorp*	6,401	78,540
SCBT Financial Corp.(a)	1,972	73,043
Shore Bancshares, Inc.	2,112	30,096
Simmons First National Corp. Class A(a)	4,638	127,870
Southside Bancshares, Inc.	10,906	235,242
Sterling Bancorp(a)	6,512	65,446
Suffolk Bancorp(a)	3,959	121,581
Susquehanna Bancshares, Inc.	2,393	23,475
Texas Capital Bancshares, Inc.*(a)	6,451	122,504
Tompkins Financial Corp.(a)	4,080	148,838
TowneBank(a)	6,745	94,160
Trico Bancshares(a)	3,640	72,436
Union First Market Bankshares Corp.	2,247	33,930
United Bankshares, Inc.(a)	16,949	444,403
Univest Corp. of Pennsylvania	3,908	73,041
Washington Trust Bancorp, Inc.(a)	5,321	99,183
WesBanco, Inc.	6,206	100,910

Investments	Shares	Value

Wilshire Bancorp, Inc.(a)	12,696	$140,037

Total Commercial Banks		7,079,821
Commercial Services & Supplies – 3.5%
APAC Customer Services, Inc.	28,778	165,474
ATC Technology Corp.*	7,048	120,944
Consolidated Graphics, Inc.*	2,707	112,097
Cornell Cos., Inc.*	6,180	113,156
Courier Corp.	2,863	47,268
Deluxe Corp.	40,100	778,742
EnergySolutions, Inc.	18,061	116,132
Ennis, Inc.	10,395	169,127
Innerworkings, Inc.*(a)	5,161	26,837
Kimball International, Inc. Class B	4,381	30,448
Knoll, Inc.	23,697	266,591
M&F Worldwide Corp.*	18,268	559,001
McGrath Rentcorp	7,754	187,879
Mobile Mini, Inc.*	10,710	165,898
Multi-Color Corp.	5,490	65,770
PRGX Global, Inc.*	19,211	112,769
Standard Parking Corp.*	4,875	80,047
Team, Inc.*	5,177	85,886
U.S. Ecology, Inc.	5,206	83,817

Total Commercial Services & Supplies		3,287,883
Communications Equipment – 0.8%
Acme Packet, Inc.*	5,407	104,247
Anaren, Inc.*	3,775	53,756
BigBand Networks, Inc.*	1,461	5,157
Black Box Corp.	6,192	190,466
Cogo Group, Inc.*	6,223	43,499
DG FastChannel, Inc.*	2,955	94,412
Digi International, Inc.*	2,669	28,398
EMS Technologies, Inc.*	5,376	89,242
Globecomm Systems, Inc.*	3,833	29,476
Seachange International, Inc.*	7,255	52,091
Telestone Technologies Corp.*(a)	3,276	57,330

Total Communications Equipment		748,074
Computers & Peripherals – 0.7%
Compellent Technologies, Inc.*(a)	1,167	20,481
Cray, Inc.*	9,087	54,067
Netezza Corp.*(a)	12,954	165,682
Rimage Corp.*	2,317	33,504
STEC, Inc.*(a)	19,658	235,503
Stratasys, Inc.*(a)	1,757	42,836
Super Micro Computer, Inc.*	6,558	113,322

Total Computers & Peripherals		665,395
Construction & Engineering – 0.9%
Comfort Systems USA, Inc.(a)	16,350	204,212
Dycom Industries, Inc.*	1,711	15,005
Furmanite Corp.*(a)	6,303	32,713
Great Lakes Dredge & Dock Corp.	14,754	77,459
Michael Baker Corp.*	2,990	103,095
MYR Group, Inc.*	5,544	90,423

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Northwest Pipe Co.*	4,889	$106,825
Orion Marine Group, Inc.*(a)	5,324	96,098
Pike Electric Corp.*(a)	5,676	52,900
Sterling Construction Co., Inc.*	6,977	109,678

Total Construction & Engineering		888,408
Consumer Finance – 1.6%
Advance America, Cash Advance Centers, Inc.	36,977	215,206
Dollar Financial Corp.*	11,829	284,606
Ezcorp, Inc. Class A*	21,284	438,450
First Cash Financial Services, Inc.*	9,616	207,417
World Acceptance Corp.*(a)	10,730	387,139

Total Consumer Finance		1,532,818
Containers & Packaging – 0.8%
AEP Industries, Inc.*	5,174	134,627
Boise, Inc.*(a)	84,076	515,386
Bway Holding Co.*	5,581	112,178

Total Containers & Packaging		762,191
Distributors – 0.2%
Core-Mark Holding Co., Inc.*	7,649	234,136
Diversified Consumer Services – 1.1%
American Public Education, Inc.*	3,287	153,174
ChinaCast Education Corp.*	5,973	43,663
Jackson Hewitt Tax Service, Inc.*(a)	18,844	37,688
K12, Inc.*(a)	3,265	72,516
Learning Tree International, Inc.*(a)	2,776	39,058
Lincoln Educational Services Corp.*	9,611	243,158
Pre-Paid Legal Services, Inc.*(a)	7,420	280,847
Stewart Enterprises, Inc. Class A(a)	21,789	136,181
Universal Technical Institute, Inc.*	1,270	28,982

Total Diversified Consumer Services		1,035,267
Diversified Financial Services – 1.0%
Asset Acceptance Capital Corp.*	6,523	41,160
Encore Capital Group, Inc.*(a)	7,158	117,749
Interactive Brokers Group, Inc. Class A*(a)	15,753	254,411
Life Partners Holdings, Inc.	7,623	169,002
MarketAxess Holdings, Inc.	4,292	67,513
Medallion Financial Corp.(a)	6,264	49,862
Portfolio Recovery Associates, Inc.*	5,290	290,262

Total Diversified Financial Services		989,959
Diversified Telecommunication Services – 1.6%
Alaska Communications Systems Group, Inc.(a)	3,702	30,060
Atlantic Tele-Network, Inc.	3,661	164,489
Cincinnati Bell, Inc.*(a)	189,638	646,666
Cogent Communications Group, Inc.*	13,648	142,076
Consolidated Communications Holdings, Inc.(a)	5,650	107,124
General Communication, Inc. Class A*(a)	2,537	14,638
HickoryTech Corp.	7,234	63,876
Iowa Telecommunications Services, Inc.	5,104	85,237
Neutral Tandem, Inc.*	9,527	152,241
Premiere Global Services, Inc.*	15,957	131,805

Total Diversified Telecommunication Services		1,538,212

Investments	Shares	Value

Electric Utilities – 0.3%
Central Vermont Public Service Corp.	3,721	$75,053
Empire District Electric Co. (The)	9,697	174,740
Unitil Corp.	2,114	49,150

Total Electric Utilities		298,943
Electrical Equipment – 1.4%
Advanced Battery Technologies, Inc.*(a)	27,601	107,644
AZZ, Inc.(a)	6,336	214,473
Encore Wire Corp.(a)	5,237	108,929
Franklin Electric Co., Inc.(a)	3,295	98,817
Fushi Copperweld, Inc.*(a)	10,946	122,814
GT Solar International, Inc.*(a)	66,194	346,195
Harbin Electric, Inc.*(a)	2,271	49,031
LaBarge, Inc.*	4,316	47,692
Powell Industries, Inc.*	6,358	206,826
PowerSecure International, Inc.*(a)	1,382	10,890

Total Electrical Equipment		1,313,311
Electronic Equipment, Instruments & Components – 1.6%
Checkpoint Systems, Inc.*	3,348	74,058
Cogent, Inc.*(a)	18,417	187,853
Daktronics, Inc.(a)	6,393	48,715
DTS, Inc.*	1,242	42,278
Electro Rent Corp.	4,252	55,829
IPG Photonics Corp.*	4,003	59,244
Mercury Computer Systems, Inc.*	6,948	95,327
MTS Systems Corp.(a)	3,383	98,208
Multi-Fineline Electronix, Inc.*	8,658	223,030
OSI Systems, Inc.*	3,589	100,671
Park Electrochemical Corp.	2,917	83,835
Rofin-Sinar Technologies, Inc.*	1,932	43,702
Scansource, Inc.*	9,098	261,840
Spectrum Control, Inc.*(a)	4,789	55,983
TTM Technologies, Inc.*	5,162	45,839

Total Electronic Equipment, Instruments & Components		1,476,412
Energy Equipment & Services – 3.0%
Boots & Coots, Inc.*	31,059	75,473
Cal Dive International, Inc.*	78,072	572,268
Dawson Geophysical Co.*	2,675	78,217
Global Industries Ltd.*	34,138	219,166
Gulf Island Fabrication, Inc.	4,497	97,810
Gulfmark Offshore, Inc. Class A*	19,482	517,247
Hornbeck Offshore Services, Inc.*(a)	17,075	317,083
Matrix Service Co.*	14,276	153,610
Natural Gas Services Group, Inc.*	3,739	59,338
OYO Geospace Corp.*	1,206	57,659
Parker Drilling Co.*	54,581	269,084
PHI, Inc.*	4,809	101,855
T-3 Energy Services, Inc.*	5,151	126,508
Willbros Group, Inc.*	15,553	186,791

Total Energy Equipment & Services		2,832,109

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Food & Staples Retailing – 1.6%
Arden Group, Inc. Class A	1,298	$137,951
Ingles Markets, Inc. Class A	11,470	172,394
Nash Finch Co.	5,775	194,329
Pantry, Inc. (The)*(a)	27,679	345,711
Pricesmart, Inc.(a)	10,968	255,006
Spartan Stores, Inc.(a)	12,171	175,506
Susser Holdings Corp.*(a)	8,312	70,236
Village Super Market, Inc. Class A	5,180	145,195
Winn-Dixie Stores, Inc.*	5,322	66,472

Total Food & Staples Retailing		1,562,800
Food Products – 3.0%
AgFeed Industries, Inc.*(a)	12,094	53,093
American Dairy, Inc.*(a)	15,874	303,987
American Italian Pasta Co. Class A*	12,528	486,963
B&G Foods, Inc. Class A	8,653	90,683
Calavo Growers, Inc.(a)	4,639	84,615
Cal-Maine Foods, Inc.(a)	11,654	394,954
Chiquita Brands International, Inc.*(a)	21,586	339,548
Darling International, Inc.*	19,489	174,621
Diamond Foods, Inc.	3,569	150,041
Hain Celestial Group, Inc.*	8,334	144,595
J&J Snack Foods Corp.	5,580	242,563
Lifeway Foods, Inc.*	2,456	29,153
Seneca Foods Corp. Class A*(a)	5,605	163,218
Smart Balance, Inc.*	676	4,380
Zhongpin, Inc.*(a)	13,901	176,543

Total Food Products		2,838,957
Gas Utilities – 0.4%
Chesapeake Utilities Corp.(a)	2,179	64,934
China Natural Gas, Inc.*(a)	7,645	74,998
Laclede Group, Inc. (The)(a)	8,145	274,649

Total Gas Utilities		414,581
Health Care Equipment & Supplies – 2.8%
Abaxis, Inc.*	2,827	76,866
Accuray, Inc.*	847	5,158
Analogic Corp.(a)	726	31,022
Angiodynamics, Inc.*(a)	3,248	50,734
Atrion Corp.	603	86,253
Cantel Medical Corp.	4,154	82,457
Conceptus, Inc.*(a)	1,684	33,613
Conmed Corp.*	3,739	89,026
CryoLife, Inc.*	22,261	144,029
Cyberonics, Inc.*	18,717	358,618
Exactech, Inc.*	3,164	66,349
Greatbatch, Inc.*	6,318	133,878
ICU Medical, Inc.*	3,855	132,805
IRIS International, Inc.*	3,341	34,112
Kensey Nash Corp.*	4,161	98,158
Medical Action Industries, Inc.*	2,927	35,914
Merit Medical Systems, Inc.*(a)	6,384	97,356
Micrus Endovascular Corp.*	1,425	28,101

Investments	Shares	Value

Natus Medical, Inc.*	4,819	$76,670
Neogen Corp.*(a)	3,120	78,312
Quidel Corp.*(a)	7,200	104,688
RTI Biologics, Inc.*	6,836	29,600
Somanetics Corp.*	2,786	53,324
SonoSite, Inc.*	695	22,316
SurModics, Inc.*(a)	7,887	165,154
Symmetry Medical, Inc.*	21,486	215,719
Synovis Life Technologies, Inc.*	1,977	30,703
Vascular Solutions, Inc.*	11,428	102,738
Wright Medical Group, Inc.*	2,017	35,842
Young Innovations, Inc.(a)	2,833	79,777
Zoll Medical Corp.*	2,067	54,486

Total Health Care Equipment & Supplies		2,633,778
Health Care Providers & Services – 6.5%
Air Methods Corp.*	4,496	152,864
Alliance Healthcare Services, Inc.*	10,994	61,786
Allied Healthcare International, Inc.*	17,754	48,291
Almost Family, Inc.*	3,010	113,447
America Service Group, Inc.	2,881	46,355
American Dental Partners, Inc.*	2,970	38,759
AMN Healthcare Services, Inc.*	1,323	11,642
Amsurg Corp.*	12,141	262,124
Assisted Living Concepts, Inc. Class A*(a)	2,920	95,893
Bio-Reference Labs, Inc.*	2,944	129,448
Capital Senior Living Corp.*	1,802	9,479
CardioNet, Inc.*(a)	1,980	15,147
Chindex International, Inc.*	2,491	29,419
Continucare Corp.*	24,283	89,847
Corvel Corp.*	3,430	122,623
Cross Country Healthcare, Inc.*	1,991	20,129
Ensign Group, Inc. (The)	10,853	188,083
Five Star Quality Care, Inc.*	56,407	172,041
Genoptix, Inc.*(a)	3,888	137,985
Gentiva Health Services, Inc.*(a)	11,764	332,686
Hanger Orthopedic Group, Inc.*	11,745	213,524
Health Grades, Inc.*	7,753	49,309
Healthways, Inc.*	13,483	216,672
inVentiv Health, Inc.*	14,878	334,160
IPC The Hospitalist Co., Inc.*	3,013	105,786
Kindred Healthcare, Inc.*(a)	19,960	360,278
Landauer, Inc.(a)	1,960	127,831
LHC Group, Inc.*(a)	6,402	214,659
Medcath Corp.*	2,573	26,939
Molina Healthcare, Inc.*	12,061	303,575
MWI Veterinary Supply, Inc.*	3,654	147,622
National Healthcare Corp.	4,238	149,940
Odyssey HealthCare, Inc.*	11,719	212,231
PharMerica Corp.*(a)	8,936	162,814
RehabCare Group, Inc.*(a)	5,023	136,977
Res-Care, Inc.*	17,732	212,607
Skilled Healthcare Group, Inc. Class A*	26,101	161,043
Sun Healthcare Group, Inc.*(a)	68,634	654,768

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Triple-S Management Corp. Class B*	13,329	$236,590
U.S. Physical Therapy, Inc.*	3,857	67,112
Virtual Radiologic Corp.*(a)	3,098	34,078

Total Health Care Providers & Services		6,206,563
Health Care Technology – 0.3%
Computer Programs & Systems, Inc.	1,805	70,539
Medidata Solutions, Inc.*(a)	980	14,896
MedQuist, Inc.	7,041	54,990
Merge Healthcare, Inc.*	9,341	19,336
Omnicell, Inc.*	2,137	29,982
Phase Forward, Inc.*(a)	3,725	48,686
Transcend Services, Inc.*(a)	1,947	31,639

Total Health Care Technology		270,068
Hotels, Restaurants & Leisure – 5.7%
AFC Enterprises*	9,470	101,613
Ambassadors Group, Inc.(a)	8,447	93,339
BJ’s Restaurants, Inc.*(a)	4,407	102,683
Buffalo Wild Wings, Inc.*(a)	3,826	184,069
California Pizza Kitchen, Inc.*	3,862	64,843
Caribou Coffee Co., Inc.*(a)	2,238	14,816
Carrols Restaurant Group, Inc.*	16,047	109,120
CEC Entertainment, Inc.*(a)	9,443	359,684
Churchill Downs, Inc.(a)	2,990	112,125
CKE Restaurants, Inc.(a)	22,265	246,474
Denny’s Corp.*	29,821	114,513
DineEquity, Inc.*(a)	6,861	271,215
Domino’s Pizza, Inc.*(a)	44,847	611,713
Dover Downs Gaming & Entertainment, Inc.	18,671	73,937
Einstein Noah Restaurant Group, Inc.*(a)	43,156	524,345
Interval Leisure Group, Inc.*	17,834	259,663
Isle of Capri Casinos, Inc.*	8,584	66,784
Landry’s Restaurants, Inc.*(a)	5,457	97,789
Marcus Corp.(a)	6,450	83,785
Monarch Casino & Resort, Inc.*(a)	3,288	28,080
Papa John’s International, Inc.*	12,401	318,830
Peet’s Coffee & Tea, Inc.*(a)	2,056	81,520
PF Chang’s China Bistro, Inc.*(a)	5,366	236,802
Red Robin Gourmet Burgers, Inc.*	6,730	164,481
Ruby Tuesday, Inc.*(a)	1,940	20,506
Shuffle Master, Inc.*	12,581	103,038
Sonic Corp.*	25,603	282,913
Speedway Motorsports, Inc.	25,455	397,353
Texas Roadhouse, Inc.*	21,016	291,912

Total Hotels, Restaurants & Leisure		5,417,945
Household Durables – 0.7%
Blyth, Inc.	3,044	95,125
CSS Industries, Inc.	4,122	82,852
Deer Consumer Products, Inc.*	3,225	39,152
Hooker Furniture Corp.	1,504	24,184
iRobot Corp.*(a)	1,623	24,605
National Presto Industries, Inc.(a)	3,008	357,681

Investments	Shares	Value

Universal Electronics, Inc.*(a)	3,263	$72,895

Total Household Durables		696,494
Household Products – 0.6%
Central Garden and Pet Co. Class A*	34,980	320,417
Orchids Paper Products Co.*(a)	3,215	52,887
WD-40 Co.	4,934	161,983

Total Household Products		535,287
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	4,389	129,432
Standex International Corp.	2,408	62,054
Tredegar Corp.(a)	4,305	73,529

Total Industrial Conglomerates		265,015
Insurance – 8.7%
American Equity Investment Life Holding Co.	8,548	91,036
American Physicians Capital, Inc.(a)	7,476	238,858
American Physicians Service Group, Inc.	5,003	125,075
AMERISAFE, Inc.*(a)	12,544	205,345
Amtrust Financial Services, Inc.(a)	51,702	721,243
Baldwin & Lyons, Inc. Class B	7,646	184,192
CNA Surety Corp.*	33,370	593,652
Donegal Group, Inc. Class A(a)	6,045	87,713
eHealth, Inc.*(a)	5,193	81,790
EMC Insurance Group, Inc.	6,914	155,703
Employers Holdings, Inc.(a)	31,132	462,310
FBL Financial Group, Inc. Class A	13,059	319,684
First Mercury Financial Corp.	13,486	175,723
FPIC Insurance Group, Inc.*(a)	6,509	176,459
Hallmark Financial Services, Inc.*	11,754	105,786
Horace Mann Educators Corp.	23,693	356,817
Infinity Property & Casualty Corp.(a)	10,342	469,941
Kansas City Life Insurance Co.	1,974	62,339
MBIA, Inc.*(a)	328,390	2,059,005
Meadowbrook Insurance Group, Inc.	36,652	289,551
National Interstate Corp.(a)	8,553	177,133
National Western Life Insurance Co. Class A	1,506	277,631
NYMAGIC, Inc.	3,562	75,621
PMA Capital Corp. Class A*	16,506	101,347
Presidential Life Corp.	2,626	26,181
Safety Insurance Group, Inc.	7,973	300,343
SeaBright Insurance Holdings, Inc.	11,322	124,655
State Auto Financial Corp.	4,926	88,422
Universal Insurance Holdings, Inc.(a)	35,861	181,457

Total Insurance		8,315,012
Internet & Catalog Retail – 0.3%
NutriSystem, Inc.(a)	4,981	88,712
PetMed Express, Inc.(a)	6,962	154,347

Total Internet & Catalog Retail		243,059
Internet Software & Services – 0.9%
Art Technology Group, Inc.*	17,881	78,855
comScore, Inc.*	7,163	119,551

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Dice Holdings, Inc.*	12,360	$93,936
Innodata Isogen, Inc.*	11,974	48,495
Internet Brands, Inc. Class A*	7,674	70,754
Keynote Systems, Inc.	1,533	17,461
Knot, Inc. (The)*	482	3,769
Limelight Networks, Inc.*	41,504	151,905
Liquidity Services, Inc.*(a)	4,047	46,702
LivePerson, Inc.*	3,436	26,354
LoopNet, Inc.*(a)	6,179	69,452
NIC, Inc.	8,111	63,834
OpenTable, Inc.*(a)	209	7,969
Perficient, Inc.*	989	11,146
Saba Software, Inc.*(a)	1,060	5,247
Travelzoo, Inc.*(a)	2,490	37,375
Vocus, Inc.*(a)	202	3,444

Total Internet Software & Services		856,249
IT Services – 1.9%
Cass Information Systems, Inc.(a)	2,736	85,226
China Information Security Technology, Inc.*(a)	21,834	110,262
Ciber, Inc.*	29,843	111,613
Computer Task Group, Inc.*	5,150	37,337
CSG Systems International, Inc.*	15,009	314,589
Dynamics Research Corp.*	3,811	42,950
ExlService Holdings, Inc.*	3,684	61,449
Forrester Research, Inc.*	4,635	139,374
Global Cash Access Holdings, Inc.*	21,803	178,131
Hackett Group, Inc. (The)*	14,978	41,639
iGate Corp.	14,526	141,338
infoGROUP, Inc.*	4,576	35,693
Integral Systems, Inc.*	4,639	44,674
MoneyGram International, Inc.*	54,475	207,550
NCI, Inc. Class A*	3,889	117,564
Ness Technologies, Inc.*	6,765	42,687
RightNow Technologies, Inc.*	1,295	23,129
TNS, Inc.*	641	14,294
Virtusa Corp.*	8,791	90,635

Total IT Services		1,840,134
Leisure Equipment & Products – 0.4%
RC2 Corp.*	7,685	115,044
Sport Supply Group, Inc.	5,067	68,101
Steinway Musical Instruments*	1,284	24,178
Sturm Ruger & Co., Inc.(a)	12,884	154,479

Total Leisure Equipment & Products		361,802
Life Sciences Tools & Services – 0.7%
Accelrys, Inc.*	2,333	14,371
Albany Molecular Research, Inc.*	2,914	24,332
Cambrex Corp.*	9,642	39,050
eResearch Technology, Inc.*	10,803	74,649
Harvard Bioscience, Inc.*	7,579	29,331
Kendle International, Inc.*	4,248	74,255
Luminex Corp.*(a)	1,445	24,319

Investments	Shares	Value

Parexel International Corp.*	15,094	$351,841

Total Life Sciences Tools & Services		632,148
Machinery – 3.5%
Alamo Group, Inc.	3,569	71,344
Altra Holdings, Inc.*	3,163	43,428
American Railcar Industries, Inc.	6,265	76,182
Ampco-Pittsburgh Corp.(a)	4,979	123,579
Astec Industries, Inc.*(a)	5,495	159,135
Badger Meter, Inc.(a)	3,471	133,668
Blount International, Inc.*	9,405	97,436
Chart Industries, Inc.*	19,729	394,580
China Fire & Security Group, Inc.*(a)	10,512	136,341
CIRCOR International, Inc.(a)	1,531	50,845
Colfax Corp.*	9,359	110,155
Columbus McKinnon Corp.*	1,362	21,615
Dynamic Materials Corp.	3,339	52,155
Energy Recovery, Inc.*(a)	5,394	33,982
EnPro Industries, Inc.*	6,950	202,106
Federal Signal Corp.(a)	12,448	112,157
Force Protection, Inc.*	21,370	128,647
FreightCar America, Inc.(a)	6,256	151,145
Gorman-Rupp Co. (The)	3,180	80,899
Graham Corp.	2,963	53,304
John Bean Technologies Corp.	10,305	180,750
K-Tron International, Inc.*	1,015	152,220
LB Foster Co. Class A*	3,049	88,086
Lindsay Corp.	2,069	85,677
Met-Pro Corp.	2,659	26,058
Miller Industries, Inc.	2,175	27,035
PMFG, Inc.*	440	5,821
RBC Bearings, Inc.*	5,105	162,696
Robbins & Myers, Inc.(a)	11,547	275,050
SmartHeat, Inc.*	4,076	43,776
Sun Hydraulics Corp.	856	22,239
Titan International, Inc.(a)	3,979	34,737
Twin Disc, Inc.(a)	1,340	16,375

Total Machinery		3,353,223
Marine – 0.2%
American Commercial Lines, Inc.*	1,754	44,025
International Shipholding Corp.	6,477	190,359

Total Marine		234,384
Media – 1.4%
Arbitron, Inc.(a)	7,732	206,135
Belo Corp. Class A	45,782	312,233
CKX, Inc.*	13,607	83,411
Dolan Media Co.*(a)	8,243	89,601
EW Scripps Co. Class A*	4,933	41,684
Harte-Hanks, Inc.	22,667	291,498
Lee Enterprises, Inc.*	7,836	26,564
McClatchy Co. (The) Class A(a)	8,877	43,586
National CineMedia, Inc.	7,330	126,516

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Rentrak Corp.*	1,244	$26,808
Value Line, Inc.	3,447	79,591

Total Media		1,327,627
Metals & Mining – 0.0%
Haynes International, Inc.	272	9,664
Multiline Retail – 0.2%
Fred’s, Inc. Class A	13,690	164,006
Multi-Utilities – 0.1%
CH Energy Group, Inc.(a)	3,330	135,997
Oil, Gas & Consumable Fuels – 1.4%
Alon USA Energy, Inc.	9,150	66,337
China North East Petroleum Holdings Ltd.*(a)	13,045	115,318
Contango Oil & Gas Co.*	4,332	221,582
CVR Energy, Inc.*	56,594	495,197
Georesources, Inc.*	1,292	19,729
James River Coal Co.*	5,492	87,323
Northern Oil and Gas, Inc.*	1,541	24,425
Panhandle Oil and Gas, Inc. Class A	1,332	31,475
Rentech, Inc.*(a)	30,347	31,257
Syntroleum Corp.*	14,363	30,450
Western Refining, Inc.*(a)	39,546	217,503

Total Oil, Gas & Consumable Fuels		1,340,596
Paper & Forest Products – 2.6%
Buckeye Technologies, Inc.*	51,780	677,282
Clearwater Paper Corp.*	12,155	598,634
Glatfelter(a)	30,704	444,901
KapStone Paper and Packaging Corp.*	32,849	389,918
Verso Paper Corp.*	110,230	335,099

Total Paper & Forest Products		2,445,834
Personal Products – 1.0%
American Oriental Bioengineering, Inc.*(a)	46,767	190,809
China Sky One Medical, Inc.*(a)	9,700	152,387
China-Biotics, Inc.*(a)	4,682	83,855
Elizabeth Arden, Inc.*	2,191	39,438
Female Health Co. (The)	6,784	48,641
Inter Parfums, Inc.	10,067	149,193
Medifast, Inc.*(a)	1,574	39,555
Nutraceutical International Corp.*	5,701	85,173
USANA Health Sciences, Inc.*(a)	5,233	164,368

Total Personal Products		953,419
Pharmaceuticals – 0.6%
Cornerstone Therapeutics, Inc.*(a)	10,343	65,678
Hi-Tech Pharmacal Co., Inc.*	3,475	76,937
Impax Laboratories, Inc.*	2,790	49,885
Obagi Medical Products, Inc.*	4,331	52,752
Questcor Pharmaceuticals, Inc.*(a)	42,675	351,215

Total Pharmaceuticals		596,467
Professional Services – 1.5%
Administaff, Inc.(a)	6,274	133,887
Advisory Board Co. (The)*	2,350	74,025
CBIZ, Inc.*	24,196	158,968

Investments	Shares	Value

COMSYS IT Partners, Inc.*	6,106	$106,733
Corporate Executive Board Co. (The)(a)	9,580	254,732
CRA International, Inc.*	1,337	30,644
Exponent, Inc.*	4,208	120,012
Hill International, Inc.*	13,351	77,836
ICF International, Inc.*	4,323	107,383
Navigant Consulting, Inc.*	9,769	118,498
On Assignment, Inc.*	5,792	41,297
School Specialty, Inc.*	5,495	124,792
VSE Corp.	2,875	118,335

Total Professional Services		1,467,142
Real Estate Investment Trusts (REITs) – 1.6%
Acadia Realty Trust(a)	6,190	110,553
Agree Realty Corp.	3,420	78,181
Cedar Shopping Centers, Inc.	6,992	55,307
Cogdell Spencer, Inc.	27,143	200,858
Cousins Properties, Inc.	10,187	84,654
DuPont Fabros Technology, Inc.	3,608	77,897
First Potomac Realty Trust	3,864	58,076
Getty Realty Corp.(a)	8,853	207,160
Inland Real Estate Corp.(a)	2,033	18,602
Investors Real Estate Trust	3,202	28,882
LTC Properties, Inc.	5,243	141,876
Mission West Properties, Inc.	8,187	56,326
Monmouth Real Estate Investment Corp. Class A	1,680	14,129
Ramco-Gershenson Properties Trust	4,036	45,445
Saul Centers, Inc.	3,532	146,225
Universal Health Realty Income Trust	2,217	78,349
Urstadt Biddle Properties, Inc. Class A(a)	5,105	80,710

Total Real Estate Investment Trusts (REITs)		1,483,230
Real Estate Management & Development – 0.4%
China Housing & Land Development, Inc.*(a)	13,468	51,178
Consolidated-Tomoka Land Co.	482	15,188
Forestar Group, Inc.*	16,225	306,328

Total Real Estate Management & Development		372,694
Road & Rail – 0.2%
Celadon Group, Inc.*	723	10,078
Marten Transport Ltd.*	5,108	100,679
Patriot Transportation Holding, Inc.*	486	41,057
Universal Truckload Services, Inc.(a)	1,834	32,242

Total Road & Rail		184,056
Semiconductors & Semiconductor Equipment – 0.8%
Cabot Microelectronics Corp.*(a)	2,110	79,821
Ceva, Inc.*	1,506	17,560
Cirrus Logic, Inc.*(a)	1,521	12,761
Diodes, Inc.*	1,913	42,851
Kopin Corp.*	15,320	56,684
Micrel, Inc.(a)	11,426	121,801
MIPS Technologies, Inc.*	10,470	46,696
Monolithic Power Systems, Inc.*	4,154	92,634
NVE Corp.*	1,455	65,912

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Pericom Semiconductor Corp.*	1,576	$16,879
Sigma Designs, Inc.*(a)	9,209	108,022
Supertex, Inc.*(a)	1,165	29,812
Techwell, Inc.*(a)	1,384	25,881
Ultratech, Inc.*	1,724	23,447
Volterra Semiconductor Corp.*	1,767	44,352

Total Semiconductors & Semiconductor Equipment		785,113
Software – 2.2%
ACI Worldwide, Inc.*	3,606	74,320
Actuate Corp.*(a)	16,693	93,314
American Software, Inc. Class A	2,492	14,478
ArcSight, Inc.*	2,558	72,008
China TransInfo Technology Corp.*(a)	7,471	50,355
Deltek, Inc.*	12,490	95,424
Double-Take Software, Inc.*	6,821	60,775
Ebix, Inc.*(a)	11,799	188,430
EPIQ Systems, Inc.*	5,917	73,548
Interactive Intelligence, Inc.*	2,495	46,632
Kenexa Corp.*(a)	1,899	26,111
Manhattan Associates, Inc.*	3,013	76,771
Monotype Imaging Holdings, Inc.*	7,942	77,276
Netscout Systems, Inc.*	10,055	148,713
Opnet Technologies, Inc.	1,333	21,488
PROS Holdings, Inc.*	4,347	42,948
Radiant Systems, Inc.*	5,230	74,632
Rosetta Stone, Inc.*(a)	1,844	43,850
S1 Corp.*	21,161	124,850
Smith Micro Software, Inc.*	3,299	29,163
SonicWALL, Inc.*	11,826	102,768
Sourcefire, Inc.*	952	21,848
Synchronoss Technologies, Inc.*	3,351	64,909
TeleCommunication Systems, Inc. Class A*(a)	32,085	235,183
Tyler Technologies, Inc.*(a)	6,816	127,732
VASCO Data Security International, Inc.*(a)	8,051	66,421

Total Software		2,053,947
Specialty Retail – 3.8%
America’s Car-Mart, Inc.*(a)	4,716	113,750
Asbury Automotive Group, Inc.*(a)	4,188	55,700
Big 5 Sporting Goods Corp.	5,545	84,395
Books-A-Million, Inc.	10,894	78,873
Cato Corp. (The) Class A	11,079	237,534
Citi Trends, Inc.*(a)	3,472	112,632
Conn’s, Inc.*(a)	11,856	92,833
Destination Maternity Corp.*	2,785	71,463
Finish Line, Inc. (The) Class A	5,692	92,893
Genesco, Inc.*	4,788	148,476
Group 1 Automotive, Inc.*(a)	11,997	382,224
hhgregg, Inc.*	9,091	229,457
Hibbett Sports, Inc.*(a)	7,173	183,485
HOT Topic, Inc.*(a)	15,882	103,233
JOS A Bank Clothiers, Inc.*	8,186	447,365
Kirkland’s, Inc.*	8,231	172,851
Lithia Motors, Inc. Class A*(a)	6,978	44,659

Investments	Shares	Value

Lumber Liquidators Holdings, Inc.*	4,936	$131,643
Midas, Inc.*	2,835	31,979
Monro Muffler, Inc.	4,387	156,879
Shoe Carnival, Inc.*	2,472	56,510
Stage Stores, Inc.	11,360	174,830
Systemax, Inc.	12,284	267,054
Wet Seal, Inc. (The) Class A*	25,605	121,880
Zumiez, Inc.*(a)	3,489	71,490

Total Specialty Retail		3,664,088
Textiles, Apparel & Luxury Goods – 1.6%
American Apparel, Inc.*	5,002	15,156
Cherokee, Inc.(a)	3,780	68,040
Fuqi International, Inc.*(a)	13,248	144,403
G-III Apparel Group Ltd.*	3,768	103,846
Maidenform Brands, Inc.*	9,967	217,779
Oxford Industries, Inc.	5,078	103,236
Steven Madden Ltd.*(a)	5,623	274,402
True Religion Apparel, Inc.*(a)	12,613	382,931
Volcom, Inc.*(a)	6,828	133,283
Weyco Group, Inc.	2,333	54,872

Total Textiles, Apparel & Luxury Goods		1,497,948
Thrifts & Mortgage Finance – 1.4%
Bank Mutual Corp.	12,668	82,342
BankFinancial Corp.	4,375	40,119
Beneficial Mutual Bancorp, Inc.*	4,847	45,950
Berkshire Hills Bancorp, Inc.	2,481	45,477
Brookline Bancorp, Inc.	9,612	102,272
Dime Community Bancshares	10,353	130,758
ESSA Bancorp, Inc.	2,865	35,927
Flushing Financial Corp.	10,714	135,639
Kearny Financial Corp.(a)	2,958	30,852
NASB Financial, Inc.(a)	3,004	69,452
OceanFirst Financial Corp.(a)	6,935	78,782
Provident Financial Services, Inc.	14,500	172,550
Provident New York Bancorp	15,236	144,437
Roma Financial Corp.	1,584	19,863
TrustCo Bank Corp.(a)	19,947	123,073
United Financial Bancorp, Inc.(a)	2,152	30,085
Westfield Financial, Inc.	2,321	21,330

Total Thrifts & Mortgage Finance		1,308,908
Tobacco – 0.6%
Alliance One International, Inc.*(a)	114,714	583,894
Trading Companies & Distributors – 1.6%
Aceto Corp.(a)	4,926	29,753
Beacon Roofing Supply, Inc.*	18,704	357,808
DXP Enterprises, Inc.*	6,533	83,426
H&E Equipment Services, Inc.*(a)	5,313	57,274
Houston Wire & Cable Co.	4,243	49,134
Interline Brands, Inc.*	8,532	163,302
Kaman Corp.	3,693	92,362
Rush Enterprises, Inc. Class A*	5,248	69,326
TAL International Group, Inc.(a)	15,622	312,128

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund (EES)

March 31, 2010

Investments	Shares	Value

Titan Machinery, Inc.*	8,285	$113,422
United Rentals, Inc.*	10,222	95,882
Willis Lease Finance Corp.*	7,978	125,893

Total Trading Companies & Distributors		1,549,710
Water Utilities – 0.7%
American States Water Co.	4,623	160,418
Artesian Resources Corp. Class A	2,106	37,192
California Water Service Group	5,690	214,001
Connecticut Water Service, Inc.(a)	2,139	49,775
Middlesex Water Co.(a)	2,692	45,899
SJW Corp.(a)	3,306	84,038
York Water Co.	2,448	33,660

Total Water Utilities		624,983
Wireless Telecommunication Services – 0.9%
NTELOS Holdings Corp.	16,303	290,030
Shenandoah Telecommunications Co.(a)	6,793	127,709
USA Mobility, Inc.(a)	37,527	475,467

Total Wireless Telecommunication Services		893,206
TOTAL COMMON STOCKS (Cost: $89,259,180)		94,753,928
SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $662,164)	662,164	662,164
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 22.0%
MONEY MARKET FUND – 22.0%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $20,957,169)(d)	20,957,169	20,957,169
TOTAL INVESTMENTS IN SECURITIES – 122.1% (Cost: $110,878,513)(e)		116,373,261
Liabilities in Excess of Other Assets – (22.1)%		(21,067,139)

NET ASSETS – 100.0%		$95,306,122
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $20,085,665 and the total market value of the collateral held by the Fund was $20,957,169.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments

WisdomTree LargeCap Value Fund (EZY)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 2.3%
Curtiss-Wright Corp.	480	$16,704
ITT Corp.	2,755	147,695
L-3 Communications Holdings, Inc.	1,538	140,927
Moog, Inc. Class A*	685	24,263
Northrop Grumman Corp.	5,727	375,519
Spirit Aerosystems Holdings, Inc. Class A*	3,394	79,352
Triumph Group, Inc.	321	22,499

Total Aerospace & Defense		806,959
Airlines – 0.1%
Allegiant Travel Co.*(a)	107	6,191
Skywest, Inc.	988	14,109

Total Airlines		20,300
Beverages – 0.2%
Constellation Brands, Inc. Class A*	3,495	57,458
Capital Markets – 0.7%
BlackRock, Inc.	815	177,474
Knight Capital Group, Inc. Class A*	1,133	17,278
Raymond James Financial, Inc.	1,545	41,313
Stifel Financial Corp.*	146	7,848

Total Capital Markets		243,913
Chemicals – 1.1%
Airgas, Inc.	1,043	66,356
H.B. Fuller Co.	1,075	24,951
Lubrizol Corp.	1,323	121,345
Olin Corp.	1,395	27,370
RPM International, Inc.	3,274	69,867
Scotts Miracle-Gro Co. (The) Class A	665	30,823
Sensient Technologies Corp.	491	14,268
Valspar Corp.	958	28,242

Total Chemicals		383,222
Commercial Banks – 0.6%
BancorpSouth, Inc.	738	15,468
BOK Financial Corp.	605	31,726
First Citizens BancShares, Inc. Class A	87	17,292
Iberiabank Corp.	115	6,901
M&T Bank Corp.(a)	1,552	123,198
Trustmark Corp.	620	15,147
UMB Financial Corp.	288	11,693
WesBanco, Inc.	223	3,626

Total Commercial Banks		225,051
Commercial Services & Supplies – 0.3%
ABM Industries, Inc.	518	10,982
Cintas Corp.	1,590	44,663
Tetra Tech, Inc.*	366	8,433
United Stationers, Inc.*	438	25,776

Total Commercial Services & Supplies		89,854
Communications Equipment – 0.2%
Arris Group, Inc.*	1,601	19,228
Plantronics, Inc.	891	27,870

Investments	Shares	Value

Tekelec*	561	$10,188
Tellabs, Inc.	2,738	20,727

Total Communications Equipment		78,013
Computers & Peripherals – 6.1%
Hewlett-Packard Co.	34,305	1,823,311
Lexmark International, Inc. Class A*	2,681	96,731
Synaptics, Inc.*	181	4,997
Western Digital Corp.*	5,382	209,844

Total Computers & Peripherals		2,134,883
Construction & Engineering – 0.6%
Aecom Technology Corp.*	768	21,788
EMCOR Group, Inc.*	1,441	35,492
Granite Construction, Inc.	381	11,514
Insituform Technologies, Inc. Class A*	188	5,003
KBR, Inc.	2,751	60,962
MasTec, Inc.*	676	8,524
Quanta Services, Inc.*	1,065	20,405
URS Corp.*	696	34,529

Total Construction & Engineering		198,217
Consumer Finance – 0.1%
AmeriCredit Corp.*	1,157	27,490
Containers & Packaging – 0.7%
Ball Corp.	1,081	57,704
Bemis Co., Inc.	1,033	29,668
Rock-Tenn Co. Class A	669	30,486
Sealed Air Corp.	2,493	52,552
Silgan Holdings, Inc.	346	20,840
Sonoco Products Co.	1,658	51,050

Total Containers & Packaging		242,300
Distributors – 0.2%
Genuine Parts Co.	1,995	84,269
Diversified Consumer Services – 0.1%
Career Education Corp.*	400	12,656
Corinthian Colleges, Inc.*	250	4,398
Regis Corp.	658	12,291

Total Diversified Consumer Services		29,345
Diversified Financial Services – 0.0%
Interactive Brokers Group, Inc. Class A*	730	11,789
Diversified Telecommunication Services – 3.0%
CenturyTel, Inc.	1,589	56,346
Verizon Communications, Inc.	32,658	1,013,051

Total Diversified Telecommunication Services		1,069,397
Electric Utilities – 2.9%
ALLETE, Inc.	359	12,019
American Electric Power Co., Inc.	5,736	196,057
Cleco Corp.	724	19,222
Duke Energy Corp.	12,742	207,949
Edison International	5,314	181,579
El Paso Electric Co.*	660	13,596
Hawaiian Electric Industries, Inc.(a)	1,148	25,773

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2010

Investments	Shares	Value

IDACORP, Inc.	638	$22,088
MGE Energy, Inc.	184	6,506
Northeast Utilities	1,691	46,739
NV Energy, Inc.	2,877	35,473
Pepco Holdings, Inc.	4,217	72,322
Pinnacle West Capital Corp.	1,204	45,427
Portland General Electric Co.	580	11,200
Progress Energy, Inc.	2,693	105,997
Unisource Energy Corp.	107	3,364
Westar Energy, Inc.	1,147	25,578

Total Electric Utilities		1,030,889
Electrical Equipment – 0.5%
A.O. Smith Corp.	453	23,814
Baldor Electric Co.	836	31,267
Hubbell, Inc. Class B	1,091	55,019
Regal-Beloit Corp.	544	32,319
Thomas & Betts Corp.*	689	27,036

Total Electrical Equipment		169,455
Electronic Equipment, Instruments & Components – 1.5%
Anixter International, Inc.*	1,001	46,897
Arrow Electronics, Inc.*	3,269	98,495
Avnet, Inc.*	3,961	118,830
Benchmark Electronics, Inc.*	1,206	25,012
Ingram Micro, Inc. Class A*	3,614	63,426
Jabil Circuit, Inc.	3,127	50,626
Molex, Inc.	2,238	46,685
Tech Data Corp.*	788	33,017
Vishay Intertechnology, Inc.*	5,151	52,695

Total Electronic Equipment, Instruments & Components		535,683
Energy Equipment & Services – 0.1%
SEACOR Holdings, Inc.*	478	38,555
Food & Staples Retailing – 9.2%
BJ’s Wholesale Club, Inc.*(a)	555	20,529
Casey’s General Stores, Inc.	399	12,529
CVS Caremark Corp.	15,632	571,506
Kroger Co. (The)	7,756	167,995
Ruddick Corp.	569	18,003
Safeway, Inc.	6,081	151,174
SUPERVALU, Inc.	6,890	114,925
United Natural Foods, Inc.*	349	9,817
Walgreen Co.	10,339	383,474
Wal-Mart Stores, Inc.	32,265	1,793,934

Total Food & Staples Retailing		3,243,886
Food Products – 3.4%
American Italian Pasta Co. Class A*	151	5,870
Archer-Daniels-Midland Co.	11,683	337,639
ConAgra Foods, Inc.	4,529	113,542
Corn Products International, Inc.	1,679	58,194
Del Monte Foods Co.	2,759	40,282

Investments	Shares	Value

Hormel Foods Corp.(a)	1,114	$46,799
Kraft Foods, Inc. Class A	18,139	548,523
Lancaster Colony Corp.	191	11,261
Ralcorp Holdings, Inc.*	476	32,263
Tootsie Roll Industries, Inc.	242	6,541
TreeHouse Foods, Inc.*	179	7,853

Total Food Products		1,208,767
Gas Utilities – 0.8%
AGL Resources, Inc.	1,035	40,003
Atmos Energy Corp.	966	27,599
Laclede Group, Inc. (The)	209	7,047
New Jersey Resources Corp.	363	13,634
Nicor, Inc.	438	18,361
Northwest Natural Gas Co.	250	11,650
Oneok, Inc.	1,727	78,837
Piedmont Natural Gas Co., Inc.	508	14,011
South Jersey Industries, Inc.	280	11,757
Southwest Gas Corp.	354	10,592
UGI Corp.	1,188	31,529
WGL Holdings, Inc.	452	15,662

Total Gas Utilities		280,682
Health Care Equipment & Supplies – 0.4%
Carefusion Corp.*	2,706	71,520
Cooper Cos., Inc. (The)	406	15,785
STERIS Corp.	682	22,956
Teleflex, Inc.	506	32,419

Total Health Care Equipment & Supplies		142,680
Health Care Providers & Services – 9.4%
Aetna, Inc.	7,437	261,113
Amedisys, Inc.*(a)	411	22,695
AMERIGROUP Corp.*	851	28,287
AmerisourceBergen Corp.	3,973	114,899
Cardinal Health, Inc.	5,766	207,749
Catalyst Health Solutions, Inc.*	328	13,573
Centene Corp.*	575	13,823
Chemed Corp.	215	11,692
Community Health Systems, Inc.*	1,682	62,116
DaVita, Inc.*	1,130	71,642
Health Net, Inc.*	2,536	63,070
Henry Schein, Inc.	874	51,479
Humana, Inc.*	3,141	146,904
LifePoint Hospitals, Inc.*	920	33,837
Lincare Holdings, Inc.*	1,378	61,845
Magellan Health Services, Inc.*	314	13,653
McKesson Corp.	4,768	313,353
Medco Health Solutions, Inc.*	3,439	222,022
Omnicare, Inc.	1,465	41,445
Owens & Minor, Inc.	341	15,819
PSS World Medical, Inc.*	513	12,061
Quest Diagnostics, Inc.	1,795	104,630
UnitedHealth Group, Inc.	24,492	800,154

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2010

Investments	Shares	Value

Universal Health Services, Inc. Class B	1,374	$48,214
WellPoint, Inc.*	8,894	572,596

Total Health Care Providers & Services		3,308,671
Health Care Technology – 0.2%
Allscripts-Misys Healthcare Solutions, Inc.*	666	13,027
Cerner Corp.*(a)	658	55,969

Total Health Care Technology		68,996
Hotels, Restaurants & Leisure – 0.4%
Bob Evans Farms, Inc.	397	12,271
Brinker International, Inc.	1,359	26,201
Buffalo Wild Wings, Inc.*	96	4,619
Burger King Holdings, Inc.	1,037	22,047
Darden Restaurants, Inc.	1,472	65,563
Jack In The Box, Inc.*	664	15,637
Panera Bread Co. Class A*	170	13,003

Total Hotels, Restaurants & Leisure		159,341
Household Durables – 0.6%
Jarden Corp.	2,761	91,914
Leggett & Platt, Inc.	1,481	32,049
Stanley Black & Decker, Inc.	1,361	78,135

Total Household Durables		202,098
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	1,092	41,605
Insurance – 4.1%
American Financial Group, Inc.	1,602	45,577
AON Corp.	2,858	122,065
Chubb Corp.	5,377	278,798
Hanover Insurance Group, Inc. (The)(a)	364	15,874
HCC Insurance Holdings, Inc.	1,549	42,752
Marsh & McLennan Cos., Inc.	5,489	134,041
Navigators Group, Inc.*	137	5,388
Reinsurance Group of America, Inc.	769	40,388
RLI Corp.	204	11,632
Selective Insurance Group	567	9,412
StanCorp Financial Group, Inc.	910	43,343
Tower Group, Inc.	301	6,673
Transatlantic Holdings, Inc.	326	17,213
Travelers Cos., Inc. (The)	9,143	493,174
Unum Group	5,728	141,883
W.R. Berkley Corp.	1,212	31,621

Total Insurance		1,439,834
Internet Software & Services – 0.6%
AOL, Inc.*	6,941	175,469
Earthlink, Inc.	5,628	48,063

Total Internet Software & Services		223,532
IT Services – 1.1%
Broadridge Financial Solutions, Inc.	1,332	28,478
CACI International, Inc. Class A*	300	14,655
Computer Sciences Corp.*	3,425	186,628
Convergys Corp.*	4,407	54,030
Mantech International Corp. Class A*	273	13,331

Investments	Shares	Value

MAXIMUS, Inc.	225	$13,709
SAIC, Inc.*	2,991	52,941
SRA International, Inc. Class A*	542	11,268

Total IT Services		375,040
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	1,541	58,989
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	212	21,946
Machinery – 2.1%
Briggs & Stratton Corp.	373	7,274
Cummins, Inc.	4,025	249,349
Dover Corp.	3,494	163,345
Gardner Denver, Inc.	1,125	49,545
Kennametal, Inc.	1,494	42,011
Mueller Industries, Inc.	491	13,154
Pentair, Inc.	1,376	49,013
Timken Co.	2,841	85,258
Trinity Industries, Inc.	3,849	76,826
Watts Water Technologies, Inc. Class A	487	15,126

Total Machinery		750,901
Media – 6.9%
Interactive Data Corp.	734	23,488
Time Warner, Inc.	76,351	2,387,496

Total Media		2,410,984
Metals & Mining – 0.4%
Reliance Steel & Aluminum Co.(a)	2,323	114,361
Schnitzer Steel Industries, Inc. Class A	743	39,030

Total Metals & Mining		153,391
Multiline Retail – 2.6%
Big Lots, Inc.*	938	34,162
Dollar Tree, Inc.*	665	39,381
Family Dollar Stores, Inc.	942	34,487
J.C. Penney Co., Inc.	3,682	118,450
Kohl’s Corp.*	2,708	148,344
Sears Holdings Corp.*(a)	914	99,105
Target Corp.	8,263	434,634

Total Multiline Retail		908,563
Multi-Utilities – 3.3%
Alliant Energy Corp.	1,430	47,562
Ameren Corp.	3,023	78,840
Avista Corp.	571	11,825
Centerpoint Energy, Inc.	5,410	77,688
CH Energy Group, Inc.	97	3,962
Consolidated Edison, Inc.	1,936	86,229
Integrys Energy Group, Inc.(a)	631	29,897
MDU Resources Group, Inc.	3,354	72,379
NiSource, Inc.	4,786	75,619
NorthWestern Corp.	372	9,973
NSTAR	934	33,082
OGE Energy Corp.	1,414	55,061
PG&E Corp.	4,025	170,741

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2010

Investments	Shares	Value

SCANA Corp.	1,484	$55,784
Sempra Energy	3,065	152,944
TECO Energy, Inc.	1,754	27,871
Vectren Corp.	793	19,603
Wisconsin Energy Corp.	1,106	54,647
Xcel Energy, Inc.	4,337	91,944

Total Multi-Utilities		1,155,651
Oil, Gas & Consumable Fuels – 22.7%
Chevron Corp.	43,082	3,266,908
CNX Gas Corp.*	1,298	49,389
ConocoPhillips	51,833	2,652,295
Hess Corp.	5,539	346,464
Holly Corp.	789	22,021
Marathon Oil Corp.	24,262	767,650
Murphy Oil Corp.	4,793	269,319
Southern Union Co.	2,510	63,679
Sunoco, Inc.	4,904	145,698
Tesoro Corp.	2,008	27,911
Valero Energy Corp.	17,906	352,748
World Fuel Services Corp.(a)	910	24,242

Total Oil, Gas & Consumable Fuels		7,988,324
Personal Products – 0.2%
NBTY, Inc.*	1,197	57,432
Pharmaceuticals – 0.8%
King Pharmaceuticals, Inc.*	5,634	66,256
Mylan, Inc.(a)	3,116	70,764
Watson Pharmaceuticals, Inc.*	3,489	145,736

Total Pharmaceuticals		282,756
Professional Services – 0.3%
Manpower, Inc.	1,491	85,166
Resources Connection, Inc.*	396	7,591

Total Professional Services		92,757
Road & Rail – 0.2%
Old Dominion Freight Line, Inc.*	368	12,288
Ryder System, Inc.	1,211	46,938
Werner Enterprises, Inc.	604	13,995

Total Road & Rail		73,221
Semiconductors & Semiconductor Equipment – 0.1%
Skyworks Solutions, Inc.*	1,879	29,312
Software – 0.1%
Compuware Corp.*	2,815	23,646
Quest Software, Inc.*	686	12,204

Total Software		35,850
Specialty Retail – 6.1%
Aaron’s, Inc.	378	12,603
Advance Auto Parts, Inc.(a)	750	31,440
AutoNation, Inc.*(a)	4,401	79,570

Investments	Shares	Value

Barnes & Noble, Inc.	618	$13,361
Bed Bath & Beyond, Inc.*	2,406	105,287
Best Buy Co., Inc.	4,242	180,455
Buckle, Inc. (The)	418	15,366
Collective Brands, Inc.*	1,284	29,198
Foot Locker, Inc.	583	8,768
Gap, Inc. (The)	9,503	219,614
Home Depot, Inc.	18,652	603,392
Lowe’s Cos., Inc.	15,460	374,750
Men’s Wearhouse, Inc. (The)	467	11,180
O’Reilly Automotive, Inc.*	745	31,074
PetSmart, Inc.	1,187	37,937
RadioShack Corp.	2,827	63,975
Rent-A-Center, Inc.*	894	21,143
Ross Stores, Inc.	1,064	56,892
Sherwin-Williams Co. (The)	1,312	88,796
Staples, Inc.	6,847	160,151
Tractor Supply Co.	303	17,589

Total Specialty Retail		2,162,541
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.*	574	17,306
Fossil, Inc.*	1,125	42,458
Phillips-Van Heusen Corp.	499	28,623
Polo Ralph Lauren Corp.(a)	1,453	123,563
VF Corp.	1,469	117,740

Total Textiles, Apparel & Luxury Goods		329,690
Tobacco – 0.1%
Universal Corp.	519	27,346
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	680	16,898
Beacon Roofing Supply, Inc.*	570	10,904
W.W. Grainger, Inc.	872	94,281
Watsco, Inc.	213	12,115
WESCO International, Inc.*	1,493	51,822

Total Trading Companies & Distributors		186,020
Wireless Telecommunication Services – 0.3%
Syniverse Holdings, Inc.*	633	12,325
Telephone & Data Systems, Inc.	2,444	82,729

Total Wireless Telecommunication Services		95,054
TOTAL COMMON STOCKS (Cost: $29,990,284)		34,992,902
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $269,842)	269,842	269,842

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (concluded)

WisdomTree LargeCap Value Fund (EZY)

March 31, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
MONEY MARKET FUND – 1.9%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $683,006)(d)	683,006	$683,006
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $30,943,132)		35,945,750
Liabilities in Excess of Cash and Other Assets – (2.2)%		(781,637)

NET ASSETS – 100.0%		$35,164,113

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $665,452 and the total market value of the collateral held by the Fund was $683,006.

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Aerospace & Defense – 0.5%
ITT Corp.	1,747	$93,657
TransDigm Group, Inc.	449	23,815

Total Aerospace & Defense		117,472
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	597	33,342
Airlines – 0.0%
Allegiant Travel Co.*	55	3,182
Beverages – 0.1%
Hansen Natural Corp.*	241	10,455
Biotechnology – 4.4%
Amgen, Inc.*	8,159	487,583
Biogen Idec, Inc.*	1,318	75,601
Celgene Corp.*	1,142	70,758
Cephalon, Inc.*	510	34,568
Cubist Pharmaceuticals, Inc.*	789	17,784
Genzyme Corp.*	761	39,443
Gilead Sciences, Inc.*	3,759	170,959
OSI Pharmaceuticals, Inc.*	1,155	68,780
United Therapeutics Corp.*	294	16,267

Total Biotechnology		981,743
Capital Markets – 0.1%
Knight Capital Group, Inc. Class A*	657	10,020
Stifel Financial Corp.*	87	4,676

Total Capital Markets		14,696
Chemicals – 3.4%
Calgon Carbon Corp.*	118	2,020
CF Industries Holdings, Inc.	891	81,241
FMC Corp.	683	41,349
Monsanto Co.	2,262	161,552
Mosaic Co. (The)	6,039	366,990
Olin Corp.	825	16,187
OM Group, Inc.*	510	17,279
Terra Industries, Inc.	1,850	84,656

Total Chemicals		771,274
Commercial Banks – 0.1%
First Financial Bankshares, Inc.	88	4,536
Signature Bank*	126	4,668
UMB Financial Corp.	165	6,700
WesBanco, Inc.	66	1,073

Total Commercial Banks		16,977
Commercial Services & Supplies – 0.2%
ABM Industries, Inc.	307	6,508
Copart, Inc.*	406	14,455
Rollins, Inc.	321	6,959
Stericycle, Inc.*	254	13,843
Tetra Tech, Inc.*	235	5,414

Total Commercial Services & Supplies		47,179

Investments	Shares	Value

Communications Equipment – 1.9%
Arris Group, Inc.*	761	$9,140
Brocade Communications Systems, Inc.*	4,693	26,797
CommScope, Inc.*	1,104	30,934
F5 Networks, Inc.*	258	15,870
Harmonic, Inc.*	879	5,546
InterDigital, Inc.*	49	1,365
Juniper Networks, Inc.*	2,414	74,062
Polycom, Inc.*	475	14,526
QUALCOMM, Inc.	5,441	228,467
Riverbed Technology, Inc.*	116	3,294
Tekelec*	339	6,156

Total Communications Equipment		416,157
Computers & Peripherals – 4.8%
Apple, Inc.*	3,208	753,655
EMC Corp.*	10,640	191,946
QLogic Corp.*	832	16,890
Synaptics, Inc.*	95	2,623
Western Digital Corp.*	2,994	116,736

Total Computers & Peripherals		1,081,850
Construction & Engineering – 0.9%
Aecom Technology Corp.*	632	17,930
EMCOR Group, Inc.*	845	20,812
Fluor Corp.	1,319	61,346
Insituform Technologies, Inc. Class A*	274	7,291
Jacobs Engineering Group, Inc.*	777	35,112
KBR, Inc.	1,551	34,370
MasTec, Inc.*	819	10,328
URS Corp.*	414	20,539

Total Construction & Engineering		207,728
Containers & Packaging – 0.1%
Rock-Tenn Co. Class A	381	17,362
Silgan Holdings, Inc.	233	14,034

Total Containers & Packaging		31,396
Distributors – 0.0%
LKQ Corp.*	543	11,023
Diversified Consumer Services – 0.6%
American Public Education, Inc.*	34	1,584
Apollo Group, Inc. Class A*	633	38,797
Capella Education Co.*	47	4,363
Career Education Corp.*	286	9,049
Coinstar, Inc.*	43	1,398
Corinthian Colleges, Inc.*	181	3,184
DeVry, Inc.	250	16,300
H&R Block, Inc.	2,149	38,252
ITT Educational Services, Inc.*	155	17,434
Strayer Education, Inc.	36	8,767

Total Diversified Consumer Services		139,128
Diversified Financial Services – 0.2%
IntercontinentalExchange, Inc.*	301	33,766

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2010

Investments	Shares	Value

Electric Utilities – 0.1%
ITC Holdings Corp.	208	$11,440
Unisource Energy Corp.	77	2,421

Total Electric Utilities		13,861
Electrical Equipment – 0.4%
AMETEK, Inc.	663	27,488
GrafTech International Ltd.*	2,425	33,150
Regal-Beloit Corp.	363	21,566

Total Electrical Equipment		82,204
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	1,136	47,928
Dolby Laboratories, Inc. Class A*	476	27,927
FLIR Systems, Inc.*	769	21,686

Total Electronic Equipment, Instruments & Components		97,541
Energy Equipment & Services – 1.6%
Atwood Oceanics, Inc.*	1,478	51,183
Diamond Offshore Drilling, Inc.	1,315	116,786
Dresser-Rand Group, Inc.*	1,173	36,856
Oil States International, Inc.*	1,769	80,206
SEACOR Holdings, Inc.*	295	23,795
Tidewater, Inc.	1,124	53,131

Total Energy Equipment & Services		361,957
Food & Staples Retailing – 5.9%
BJ’s Wholesale Club, Inc.*	358	13,242
Casey’s General Stores, Inc.	256	8,038
Kroger Co. (The)	4,955	107,325
United Natural Foods, Inc.*	217	6,104
Wal-Mart Stores, Inc.	21,346	1,186,839

Total Food & Staples Retailing		1,321,548
Food Products – 1.3%
American Italian Pasta Co. Class A*	122	4,742
Archer-Daniels-Midland Co.	8,148	235,477
Flowers Foods, Inc.	418	10,341
Green Mountain Coffee Roasters, Inc.*	40	3,873
J.M. Smucker Co. (The)	541	32,601
Lancaster Colony Corp.	116	6,839
Lance, Inc.	75	1,735
TreeHouse Foods, Inc.*	130	5,703

Total Food Products		301,311
Gas Utilities – 0.9%
Atmos Energy Corp.	643	18,371
Laclede Group, Inc. (The)	154	5,193
National Fuel Gas Co.	857	43,321
New Jersey Resources Corp.	245	9,202
Nicor, Inc.	301	12,618
Piedmont Natural Gas Co., Inc.	352	9,708
Questar Corp.	1,769	76,420
UGI Corp.	756	20,064

Total Gas Utilities		194,897

Investments	Shares	Value

Health Care Equipment & Supplies – 2.1%
Baxter International, Inc.	3,428	$199,509
C.R. Bard, Inc.	526	45,562
Edwards Lifesciences Corp.*	211	20,864
Gen-Probe, Inc.*	165	8,250
Haemonetics Corp.*	103	5,886
Immucor, Inc.*	275	6,157
Intuitive Surgical, Inc.*	129	44,909
Masimo Corp.	94	2,496
ResMed, Inc.*	268	17,058
St. Jude Medical, Inc.*	1,896	77,831
STERIS Corp.	407	13,700
Teleflex, Inc.	329	21,079
Thoratec Corp.*	69	2,308

Total Health Care Equipment & Supplies		465,609
Health Care Providers & Services – 2.0%
Amedisys, Inc.*	247	13,639
AMERIGROUP Corp.*	542	18,016
AmerisourceBergen Corp.	2,347	67,876
Catalyst Health Solutions, Inc.*	204	8,442
Centene Corp.*	353	8,486
Chemed Corp.	142	7,722
Community Health Systems, Inc.*	948	35,010
DaVita, Inc.*	716	45,394
HMS Holdings Corp.*	57	2,906
Magellan Health Services, Inc.*	215	9,348
Medco Health Solutions, Inc.*	2,058	132,865
Omnicare, Inc.	894	25,291
PSS World Medical, Inc.*	363	8,534
Quest Diagnostics, Inc.	1,078	62,837
VCA Antech, Inc.*	480	13,454

Total Health Care Providers & Services		459,820
Health Care Technology – 0.2%
Cerner Corp.*	388	33,003
Quality Systems, Inc.	75	4,608

Total Health Care Technology		37,611
Hotels, Restaurants & Leisure – 2.1%
Bally Technologies, Inc.*	407	16,500
Bob Evans Farms, Inc.	216	6,677
Buffalo Wild Wings, Inc.*	53	2,550
Darden Restaurants, Inc.	819	36,478
McDonald’s Corp.	5,981	399,052
Panera Bread Co. Class A*	101	7,725
Vail Resorts, Inc.*	287	11,506

Total Hotels, Restaurants & Leisure		480,488
Household Products – 0.1%
Church & Dwight Co., Inc.	332	22,227
Insurance – 0.4%
AON Corp.	1,887	80,593
Brown & Brown, Inc.	716	12,831

Total Insurance		93,424

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2010

Investments	Shares	Value

Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	608	$82,524
NetFlix, Inc.*	152	11,208
priceline.com, Inc.*	174	44,370

Total Internet & Catalog Retail		138,102
Internet Software & Services – 2.6%
Akamai Technologies, Inc.*	596	18,720
Digital River, Inc.*	153	4,636
Earthlink, Inc.	3,239	27,661
Google, Inc. Class A*	898	509,175
j2 Global Communications, Inc.*	242	5,663
VeriSign, Inc.*	819	21,302

Total Internet Software & Services		587,157
IT Services – 4.3%
Alliance Data Systems Corp.*	463	29,627
Broadridge Financial Solutions, Inc.	812	17,361
CACI International, Inc. Class A*	199	9,721
Cognizant Technology Solutions Corp. Class A*	1,521	77,541
Computer Sciences Corp.*	2,078	113,230
Cybersource Corp.*	61	1,076
Fidelity National Information Services, Inc.	1,607	37,668
Fiserv, Inc.*	917	46,547
Global Payments, Inc.	467	21,272
Mantech International Corp. Class A*	181	8,838
Mastercard, Inc. Class A	1,074	272,796
MAXIMUS, Inc.	152	9,261
Visa, Inc. Class A	3,621	329,620

Total IT Services		974,558
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	142	14,699
Illumina, Inc.*	174	6,769

Total Life Sciences Tools & Services		21,468
Machinery – 0.7%
Bucyrus International, Inc.	1,048	69,158
Flowserve Corp.	601	66,272
Middleby Corp.*	210	12,094
Valmont Industries, Inc.	223	18,471

Total Machinery		165,995
Media – 2.2%
Comcast Corp. Class A	17,273	325,079
DIRECTV Class A*	4,965	167,867

Total Media		492,946
Metals & Mining – 2.0%
Newmont Mining Corp.	1,774	90,350
Nucor Corp.	3,549	161,053
Schnitzer Steel Industries, Inc. Class A	358	18,806
Steel Dynamics, Inc.	3,166	55,310
Walter Energy, Inc.	1,352	124,749

Total Metals & Mining		450,268

Investments	Shares	Value

Multiline Retail – 0.3%
Big Lots, Inc.*	493	$17,955
Dollar Tree, Inc.*	444	26,293
Family Dollar Stores, Inc.	606	22,186

Total Multiline Retail		66,434
Multi-Utilities – 0.8%
Black Hills Corp.	171	5,190
CH Energy Group, Inc.	65	2,655
NorthWestern Corp.	260	6,971
NSTAR	624	22,102
PG&E Corp.	2,554	108,340
SCANA Corp.	925	34,771

Total Multi-Utilities		180,029
Oil, Gas & Consumable Fuels – 37.7%
Alpha Natural Resources, Inc.*	1,062	52,983
Anadarko Petroleum Corp.	6,506	473,832
Arena Resources, Inc.*	833	27,822
Bill Barrett Corp.*	939	28,837
Chevron Corp.	28,236	2,141,135
CNX Gas Corp.*	1,391	52,928
Comstock Resources, Inc.*	446	14,183
Concho Resources, Inc.*	857	43,159
Continental Resources, Inc.*	1,556	66,208
Denbury Resources, Inc.*	6,273	105,826
EOG Resources, Inc.	3,514	326,591
Exxon Mobil Corp.	48,008	3,215,575
Hess Corp.	3,833	239,754
Massey Energy Co.	2,299	120,215
Murphy Oil Corp.	3,287	184,697
Noble Energy, Inc.	2,098	153,154
NuStar GP Holdings LLC	914	27,082
Occidental Petroleum Corp.	9,789	827,561
Peabody Energy Corp.	3,590	164,063
Range Resources Corp.	1,056	49,495
Southwestern Energy Co.*	1,701	69,265
Whiting Petroleum Corp.*	842	68,067
World Fuel Services Corp.	1,188	31,648

Total Oil, Gas & Consumable Fuels		8,484,080
Pharmaceuticals – 4.8%
Abbott Laboratories	9,948	524,061
Allergan, Inc.	1,149	75,053
Bristol-Myers Squibb Co.	9,926	265,024
Endo Pharmaceuticals Holdings, Inc.*	1,191	28,215
Medicines Co. (The)*	92	721
Mylan, Inc.*	1,848	41,968
Perrigo Co.	522	30,652
Valeant Pharmaceuticals International*	204	8,754
Watson Pharmaceuticals, Inc.*	2,333	97,449

Total Pharmaceuticals		1,071,897
Professional Services – 0.0%
CoStar Group, Inc.*	61	2,533

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (concluded)

WisdomTree LargeCap Growth Fund (ROI)

March 31, 2010

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 0.4%
Corporate Office Properties Trust SBI MD	81	$3,251
Digital Realty Trust, Inc.	66	3,577
Investors Real Estate Trust	70	631
Public Storage	905	83,251

Total Real Estate Investment Trusts (REITs)		90,710
Road & Rail – 0.1%
Heartland Express, Inc.	350	5,775
Knight Transportation, Inc.	288	6,074

Total Road & Rail		11,849
Semiconductors & Semiconductor Equipment – 0.7%
Altera Corp.	1,655	40,233
Broadcom Corp. Class A	1,567	51,993
Cree, Inc.*	90	6,320
Hittite Microwave Corp.*	129	5,672
ON Semiconductor Corp.*	3,203	25,624
Semtech Corp.*	228	3,974
Silicon Laboratories, Inc.*	138	6,578
Skyworks Solutions, Inc.*	1,093	17,051

Total Semiconductors & Semiconductor Equipment		157,445
Software – 4.4%
ACI Worldwide, Inc.*	141	2,906
Ansys, Inc.*	347	14,970
AsiaInfo Holdings, Inc.*	90	2,383
BMC Software, Inc.*	826	31,388
Compuware Corp.*	1,614	13,558
Concur Technologies, Inc.*	66	2,707
EPIQ Systems, Inc.*	82	1,019
FactSet Research Systems, Inc.	230	16,875
Intuit, Inc.*	1,372	47,114
McAfee, Inc.*	470	18,861
Oracle Corp.	25,676	659,617
Quest Software, Inc.*	439	7,810
Red Hat, Inc.*	337	9,864
Rovi Corp.*	65	2,413
Salesforce.com, Inc.*	93	6,924
Solera Holdings, Inc.	117	4,522
Sybase, Inc.*	386	17,995
Symantec Corp.*	3,749	63,433
Synopsys, Inc.*	789	17,650
TIBCO Software, Inc.*	656	7,078
VMware, Inc. Class A*	799	42,587

Total Software		991,674
Specialty Retail – 1.4%
Aaron’s, Inc.	212	7,068
Advance Auto Parts, Inc.	453	18,990
Aeropostale, Inc.*	588	16,952
AutoZone, Inc.*	323	55,908
Best Buy Co., Inc.	2,565	109,116
Buckle, Inc. (The)	244	8,969
Gymboree Corp.*	267	13,785

Investments	Shares	Value

O’Reilly Automotive, Inc.*	442	$18,436
PetSmart, Inc.	674	21,541
Ross Stores, Inc.	645	34,488
Tractor Supply Co.	166	9,636

Total Specialty Retail		314,889
Textiles, Apparel & Luxury Goods – 0.2%
Carter’s, Inc.*	316	9,527
Deckers Outdoor Corp.*	138	19,044
Lululemon Athletica, Inc.*	256	10,624

Total Textiles, Apparel & Luxury Goods		39,195
Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial	126	4,720
Hudson City Bancorp, Inc.	2,874	40,696
NewAlliance Bancshares, Inc.	297	3,748
People’s United Financial, Inc.	951	14,874

Total Thrifts & Mortgage Finance		64,038
Trading Companies & Distributors – 0.3%
Beacon Roofing Supply, Inc.*	541	10,349
W.W. Grainger, Inc.	507	54,817

Total Trading Companies & Distributors		65,166
Water Utilities – 0.1%
American States Water Co.	70	2,429
Aqua America, Inc.	418	7,344
California Water Service Group	88	3,310

Total Water Utilities		13,083
Wireless Telecommunication Services – 0.0%
Syniverse Holdings, Inc.*	435	8,469
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $17,961,874)		22,241,851
Cash and Other Assets in Excess of Liabilities – 1.1%		242,713

NET ASSETS – 100.0%		$22,484,564

*	Non-income producing security.

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (consolidated)

WisdomTree India Earnings Fund (EPI)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.9%
Aerospace & Defense – 0.5%
Bharat Electronics Ltd.	91,053	$4,466,860
Auto Components – 0.4%
Amtek Auto Ltd.	819,356	3,549,721
Automobiles – 2.8%
Bajaj Auto Ltd.	53,618	2,406,271
Hero Honda Motors Ltd.	171,316	7,419,687
Mahindra & Mahindra Ltd.	894,940	10,791,308
Maruti Suzuki India Ltd.	96,083	3,034,656

Total Automobiles		23,651,922
Beverages – 0.4%
United Spirits Ltd.	113,304	3,334,890
Building Products – 0.5%
Sintex Industries Ltd.	588,372	3,872,679
Chemicals – 1.0%
Asian Paints Ltd.	47,680	2,165,327
Gujarat Narmada Valley Fertilizers Co., Ltd.	165,219	413,646
Tata Chemicals Ltd.	371,363	2,714,395
United Phosphorus Ltd.	789,867	2,624,973

Total Chemicals		7,918,341
Commercial Banks – 14.5%
Allahabad Bank	756,690	2,407,688
Andhra Bank	666,852	1,607,159
Axis Bank Ltd.	519,428	13,516,466
Bank of India	711,380	5,391,403
Canara Bank	685,988	6,267,787
Central Bank of India	550,825	1,798,049
Corp. Bank	227,494	2,435,065
Federal Bank Ltd.	497,798	2,958,846
HDFC Bank Ltd.	382,258	16,462,765
ICICI Bank Ltd.	1,112,553	23,604,115
IDBI Bank Ltd.	776,064	1,987,913
Indian Bank	821,714	3,210,349
Indian Overseas Bank	1,356,689	2,778,651
Karnataka Bank Ltd.	542,223	1,449,310
Oriental Bank of Commerce	423,131	3,024,922
State Bank of India Ltd.	575,358	26,633,457
Syndicate Bank	1,092,432	2,096,292
Uco Bank	1,285,907	1,618,304
Yes Bank Ltd.*	458,805	2,618,239

Total Commercial Banks		121,866,780
Construction & Engineering – 2.2%
IVRCL Infrastructures & Projects Ltd.	758,452	2,804,389
Larsen & Toubro Ltd.	315,314	11,454,056
Nagarjuna Construction Co.	620,181	2,246,852
Voltas Ltd.	409,657	1,610,067

Total Construction & Engineering		18,115,364
Construction Materials – 2.9%
ACC Ltd.	197,959	4,193,538
Ambuja Cements Ltd.	3,092,780	8,256,369

Investments	Shares	Value

Anant Raj Industries Ltd.	267,287	$792,127
India Cements Ltd.	869,743	2,552,370
Madras Cements Ltd.	551,554	1,495,750
Shree Cement Ltd.	50,267	2,644,462
Ultratech Cement Ltd.	186,154	4,788,505

Total Construction Materials		24,723,121
Diversified Financial Services – 2.6%
Infrastructure Development Finance Co., Ltd.	2,127,779	7,628,155
Kotak Mahindra Bank Ltd.	164,802	2,746,333
Power Finance Corp., Ltd.	536,337	3,086,372
Reliance Capital Ltd.	294,456	4,958,758
Rural Electrification Corp., Ltd.	679,706	3,794,817

Total Diversified Financial Services		22,214,435
Diversified Telecommunication Services – 0.1%
Tulip Telecom Ltd.	51,880	971,674
Electric Utilities – 2.1%
Power Grid Corp. of India Ltd.	1,365,521	3,259,062
Reliance Infrastructure Ltd.	312,115	6,945,506
Tata Power Co., Ltd.	195,495	5,981,550
Torrent Power Ltd.	257,597	1,657,354

Total Electric Utilities		17,843,472
Electrical Equipment – 1.8%
ABB Ltd.	133,846	2,474,489
Bharat Heavy Electricals Ltd.	186,878	9,951,217
Crompton Greaves Ltd.	503,239	2,925,052

Total Electrical Equipment		15,350,758
Energy Equipment & Services – 0.3%
Aban Offshore Ltd.	50,966	1,319,757
Great Offshore Ltd.	141,716	1,291,843

Total Energy Equipment & Services		2,611,600
Food Products – 0.7%
Nestle India Ltd.	35,986	2,145,093
Tata Tea Ltd.	161,857	3,528,983

Total Food Products		5,674,076
Gas Utilities – 1.2%
GAIL India Ltd.	1,055,516	9,653,522
Health Care Equipment & Supplies – 0.1%
Opto Circuits India Ltd.	234,664	1,136,078
Household Durables – 0.4%
Videocon Industries Ltd.	690,656	3,501,354
Household Products – 1.7%
Hindustan Unilever Ltd.	2,695,699	14,383,666
Independent Power Producers & Energy Traders – 1.3%
NTPC Ltd.	2,295,083	10,594,854
Industrial Conglomerates – 0.7%
Jaiprakash Associates Ltd.	740,068	2,465,245
Siemens India Ltd.	189,603	3,125,842

Total Industrial Conglomerates		5,591,087

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (consolidated) (continued)

WisdomTree India Earnings Fund (EPI)

March 31, 2010

Investments	Shares	Value

IT Services – 13.7%
HCL Technologies Ltd.	573,126	$4,575,306
Infosys Technologies Ltd.	1,170,864	68,224,117
Mphasis Ltd.	94,805	1,310,207
Patni Computer Systems Ltd.	312,654	3,722,668
Rolta India Ltd.	617,314	2,460,593
Tata Consultancy Services Ltd.	1,185,687	20,617,141
Tech Mahindra Ltd.*	116,038	2,204,968
Wipro Ltd.	786,043	12,377,617

Total IT Services		115,492,617
Life Sciences Tools & Services – 0.3%
Divi’s Laboratories Ltd.	166,635	2,517,619
Machinery – 0.8%
Ashok Leyland Ltd.	1,774,883	2,206,002
Cummins India Ltd.	226,758	2,592,603
Thermax Ltd.	120,689	1,833,252

Total Machinery		6,631,857
Marine – 0.7%
Mercator Lines Ltd.	2,439,140	3,023,458
Shipping Corp. of India Ltd.	800,065	2,775,590

Total Marine		5,799,048
Media – 0.7%
Sun TV Network Ltd.	178,822	1,704,774
Zee Entertainment Enterprises Ltd.	703,582	4,203,939

Total Media		5,908,713
Metals & Mining – 11.6%
Bhushan Steel Ltd.	47,773	1,787,431
Hindalco Industries Ltd.	604,738	2,441,447
Hindustan Zinc Ltd.	102,462	2,748,638
Jindal Saw Ltd.	373,360	1,766,381
Jindal Steel & Power Ltd.	1,032,989	16,177,627
JSW Steel Ltd.	104,259	2,867,558
Maharashtra Seamless Ltd.	167,461	1,323,052
National Aluminium Co., Ltd.	261,239	2,370,906
Sesa Goa Ltd.	1,772,221	18,570,917
Steel Authority of India Ltd.	2,839,714	15,974,380
Sterlite Industries India Ltd.	620,142	11,740,499
Tata Steel Ltd.	1,308,890	18,427,084
Welspun-Gujarat Stahl Ltd.	255,489	1,554,730

Total Metals & Mining		97,750,650
Oil, Gas & Consumable Fuels – 19.2%
Bharat Petroleum Corp., Ltd.	137,370	1,585,133
Great Eastern Shipping Co., Ltd. (The)	701,773	4,598,766
Hindustan Petroleum Corp., Ltd.	237,250	1,683,394
Indian Oil Corp., Ltd.	872,406	5,747,056
Mangalore Refinery & Petrochemicals Ltd.	882,635	1,498,091
Oil & Natural Gas Corp., Ltd.	2,178,012	53,301,744
Petronet Lng Ltd.	953,163	1,614,613
Reliance Industries Ltd.	3,826,833	91,568,669

Total Oil, Gas & Consumable Fuels		161,597,466

Investments	Shares	Value

Personal Products – 0.3%
Dabur India Ltd.	672,721	$2,379,510
Pharmaceuticals – 3.0%
Cipla Ltd.	643,315	4,848,327
GlaxoSmithKline Pharmaceuticals Ltd.	54,873	2,173,164
Glenmark Pharmaceuticals Ltd.	246,736	1,475,909
Lupin Ltd.	67,974	2,463,916
Piramal Healthcare Ltd.	275,283	2,604,443
Sun Pharmaceutical Industries Ltd.	295,859	11,809,317

Total Pharmaceuticals		25,375,076
Real Estate Management & Development – 1.0%
DLF Ltd.	729,916	5,022,186
Housing Development & Infrastructure Ltd.*	576,992	3,680,180

Total Real Estate Management & Development		8,702,366
Road & Rail – 0.3%
Container Corp. of India	93,087	2,732,895
Software – 0.6%
Financial Technologies India Ltd.	53,946	1,884,836
Geodesic Ltd.	281,972	703,438
Oracle Financial Sevices Software Ltd.*	48,063	2,462,352

Total Software		5,050,626
Textiles, Apparel & Luxury Goods – 0.2%
Alok Industries Ltd.	3,280,902	1,622,364
Thrifts & Mortgage Finance – 3.0%
Housing Development Finance Corp.	354,925	21,481,283
Lic Housing Finance Ltd.	205,867	3,996,512

Total Thrifts & Mortgage Finance		25,477,795
Tobacco – 1.4%
ITC Ltd.	1,930,681	11,312,298
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	248,771	2,602,689
Wireless Telecommunication Services – 4.6%
Bharti Airtel Ltd.	3,333,230	23,205,280
Idea Cellular Ltd.*	1,775,939	2,591,024
Reliance Communications Ltd.	3,473,724	13,149,780

Total Wireless Telecommunication Services		38,946,084
TOTAL COMMON STOCKS (Cost: $687,335,656)		840,925,927
RIGHTS – 0.0%
Household Durables – 0.0%
Videocon Industries Ltd., expiring 12/31/10*	153,479	8,888

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (consolidated) (concluded)

WisdomTree India Earnings Fund (EPI)

March 31, 2010

Investments	Shares	Value

Trading Companies & Distributors – 0.0%
Adani Enterprises Ltd., expiring 4/15/10*	15,548	$—
TOTAL RIGHTS (Cost: $0)		8,888
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $687,335,656)		840,934,815
Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		597,943

NET ASSETS – 100.0%		$841,532,758

*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2010

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund[1]	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$49,771,991	$80,942,293	$58,044,162	$110,878,513	$30,943,132	$17,961,874	$687,335,656

Foreign currency, at cost	—	—	—	—	—	—	1,625,051
Investments in securities, at value (including securities on loan)[2]	49,394,640	79,162,462	62,994,156	116,373,261	35,945,750	22,241,851	840,934,815

Cash	—	—	—	—	192	291,193	—

Foreign currency, at value	—	—	—	—	—	—	1,627,391

Receivables:

Dividends and interest	74,561	101,717	71,938	125,987	34,722	20,047	—
Total Assets	49,469,201	79,264,179	63,066,094	116,499,248	35,980,664	22,553,091	842,562,206
LIABILITIES:

Due to custodian	371	297	—	130	—	—	307,888

Payables:

Collateral for securities on loan (Note 2)	1,285,010	1,505,012	8,081,065	20,957,169	683,006	—	—

Investment securities purchased	172,174	71,006	501,810	—	—	—	—

Advisory fees (Note 3)	11,854	15,710	17,319	29,813	10,343	7,162	457,943

Service fees (Note 2)	186	247	201	345	120	83	137,652

Dividends and interest	—	—	—	—	—	—	125,965

Distribution	210,623	249,641	159,999	205,669	123,082	61,282	—
Total Liabilities	1,680,218	1,841,913	8,760,394	21,193,126	816,551	68,527	1,029,448
NET ASSETS	$47,788,983	$77,422,266	$54,305,700	$95,306,122	$35,164,113	$22,484,564	$841,532,758
NET ASSETS:

Paid-in capital	$53,783,742	$96,401,749	$59,128,747	$98,457,182	$42,676,405	$18,238,292	$754,185,806

Undistributed net investment income	23,247	37,252	26,152	45,160	13,902	7,197	447,862

Accumulated net realized loss on investments and foreign currency related transactions	(5,640,655)	(17,236,904)	(9,799,193)	(8,690,968)	(12,528,812)	(40,902)	(66,695,508)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(377,351)	(1,779,831)	4,949,994	5,494,748	5,002,618	4,279,977	153,594,598
NET ASSETS	$47,788,983	$77,422,266	$54,305,700	$95,306,122	$35,164,113	$22,484,564	$841,532,758
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,150,000	1,900,000	1,150,000	2,150,000	950,000	650,000	36,200,000
Net asset value per share	$41.56	$40.75	$47.22	$44.33	$37.01	$34.59	$23.25

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[2]	Market values for securities on loan were as follows: $1,251,514, $1,466,932, $7,849,179, $20,085,665, $665,452, $0 and $0, respectively (Note 2).

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2010

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund[1]	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[2]	$635,941	$1,229,331	$555,470	$637,769	$657,835	$354,731	$5,618,814

Interest	35	62	36	57	28	—	—

Securities lending income (Note 2)	3,468	4,409	15,725	58,437	6,531	365	7
Total investment income	639,444	1,233,802	571,231	696,263	664,394	355,096	5,618,821
EXPENSES:

Advisory Fees (Note 3)	81,325	154,906	112,649	196,027	105,648	70,504	3,568,427

Service Fees (Note 2)	1,278	2,434	1,305	2,270	1,223	816	41,333

Custody/Accounting	—	—	—	—	—	—	741,253

Printing	—	—	—	—	—	—	89,089

IOPV Fees[3]	—	—	—	—	—	—	47,065

Professional Fees	—	—	—	—	—	—	36,202

Directors	—	—	—	—	—	—	6,951

Insurance	—	—	—	—	—	—	4,187

Other	—	—	—	—	—	—	103,931
Total expenses	82,603	157,340	113,954	198,297	106,871	71,320	4,638,438
Net investment income	556,841	1,076,462	457,277	497,966	557,523	283,776	980,383
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,556,338)	(5,212,516)	(1,427,867)	(2,180,652)	(1,566,313)	467,710	(6,235,913)

In-kind redemptions	3,403,012	(507,857)	3,614,866	12,700,181	—	—	—

Foreign currency related transactions	—	—	—	—	—	—	(755,586)
Net realized gain (loss)	1,846,674	(5,720,373)	2,186,999	10,519,529	(1,566,313)	467,710	(6,991,499)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	8,422,771	26,170,480	12,621,976	11,702,550	12,402,272	4,358,046	265,281,753

Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—	(20,543)
Net change in unrealized appreciation (depreciation)	8,422,771	26,170,480	12,621,976	11,702,550	12,402,272	4,358,046	265,261,210
Net realized and unrealized gain on investments	10,269,445	20,450,107	14,808,975	22,222,079	10,835,959	4,825,756	258,269,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,826,286	$21,526,569	$15,266,252	$22,720,045	$11,393,482	$5,109,532	$259,250,094

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[2]	Net of foreign withholding tax of $0, $0, $8, $0, $0, $0 and $173,788, respectively.

[3]	IOPV—Indicative Optimized Portfolio Value—is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$556,841	$463,823	$1,076,462	$1,635,575	$457,277	$345,120

Net realized gain (loss) on investments	1,846,674	(4,122,614)	(5,720,373)	(15,355,729)	2,186,999	(8,305,330)

Net change in unrealized appreciation (depreciation) on investments	8,422,771	(6,107,489)	26,170,480	(21,261,215)	12,621,976	(2,696,551)
Net increase (decrease) in net assets resulting from operations	10,826,286	(9,766,280)	21,526,569	(34,981,369)	15,266,252	(10,656,761)
DIVIDENDS:

Net investment income	(540,172)	(459,975)	(1,068,776)	(1,621,994)	(437,001)	(345,011)
Total dividends	(540,172)	(459,975)	(1,068,776)	(1,621,994)	(437,001)	(345,011)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	44,987,988	10,876,508	22,083,885	51,903,655	44,315,521	9,527,012

Cost of shares redeemed	(23,996,614)	(87)	(24,833,003)	(10,513,880)	(19,245,249)	(9,366,333)
Net increase (decrease) in net assets resulting from capital share transactions	20,991,374	10,876,421	(2,749,118)	41,389,775	25,070,272	160,679
Net Increase (Decrease) in Net Assets	31,277,488	650,166	17,708,675	4,786,412	39,899,523	(10,841,093)
NET ASSETS:

Beginning of year	$16,511,495	$15,861,329	$59,713,591	$54,927,179	$14,406,177	$25,247,270

End of year	$47,788,983	$16,511,495	$77,422,266	$59,713,591	$54,305,700	$14,406,177
Undistributed net investment income included in net assets at end of year	$23,247	$8,240	$37,252	$29,566	$26,152	$5,222
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	600,000	350,002	2,150,000	1,200,002	550,000	600,002

Shares created	1,150,000	250,000	550,000	1,300,000	1,050,000	250,000

Shares redeemed	(600,000)	(2)	(800,000)	(350,002)	(450,000)	(300,002)
Shares outstanding, end of year	1,150,000	600,000	1,900,000	2,150,000	1,150,000	550,000

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree LargeCap Growth Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$497,966	$248,299	$557,523	$617,984	$283,776	$22,365

Net realized gain (loss) on investments	10,519,529	(5,600,297)	(1,566,313)	(9,907,303)	467,710	222,081

Net change in unrealized appreciation (depreciation) on investments	11,702,550	(2,855,403)	12,402,272	(3,805,769)	4,358,046	(78,069)
Net increase (decrease) in net assets resulting from operations	22,720,045	(8,207,401)	11,393,482	(13,095,088)	5,109,532	166,377
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(411,568)	(255,760)	(551,890)	(620,423)	(278,334)	(20,745)

Capital gains	—	—	—	—	(492,811)	—
Total dividends and distributions	(411,568)	(255,760)	(551,890)	(620,423)	(771,145)	(20,745)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	112,678,960	14,663,798	3,715,635	15,738,329	9,010,172	14,314,630

Cost of shares redeemed	(53,628,954)	(7,837,559)	—	(5,356,254)	(125)	(5,324,232)
Net increase in net assets resulting from capital share transactions	59,050,006	6,826,239	3,715,635	10,382,075	9,010,047	8,990,398
Net Increase (Decrease) in Net Assets	81,358,483	(1,636,922)	14,557,227	(3,333,436)	13,348,434	9,136,030
NET ASSETS:

Beginning of period	$13,947,639	$15,584,561	$20,606,886	$23,940,322	$9,136,130	$100

End of period	$95,306,122	$13,947,639	$35,164,113	$20,606,886	$22,484,564	$9,136,130
Undistributed net investment income included in net assets at end of period	$45,160	$7,113	$13,902	$7,570	$7,197	$1,763
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	400,002	850,000	550,002	350,004	4

Shares created	2,850,000	450,000	100,000	450,000	300,000	550,000

Shares redeemed	(1,300,000)	(250,002)	—	(150,002)	(4)	(200,000)
Shares outstanding, end of period	2,150,000	600,000	950,000	850,000	650,000	350,004

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree India Earnings Fund (consolidated)
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$980,383	$1,576,738

Net realized loss on investments	(6,991,499)	(58,840,054)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	265,261,210	(101,061,368)
Net increase (decrease) in net assets resulting from operations	259,250,094	(158,324,684)
DIVIDENDS:

Net investment income	(1,343,522)	(1,428,048)
Total dividends	(1,343,522)	(1,428,048)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	452,328,639	196,069,631

Cost of shares redeemed	(37,897,695)	(29,661,633)
Net increase in net assets resulting from capital share transactions	414,430,944	166,407,998
Net Increase in Net Assets	672,337,516	6,655,266
NET ASSETS:

Beginning of year	$169,195,242	$162,539,976

End of year	$841,532,758	$169,195,242
Undistributed (Distributions in excess) of net investment income included in net assets at end of year	$447,862	$(71,898)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	15,400,000	7,200,004

Shares created	22,600,000	10,600,000

Shares redeemed	(1,800,000)	(2,400,004)
Shares outstanding, end of year	36,200,000	15,400,000

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[1]	0.70	0.87	0.85	0.11
Net realized and unrealized gain (loss)	14.03	(17.87)	(3.56)	(1.00)
Total from investment operations	14.73	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.69)	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.69)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$41.56	$27.52	$45.32	$48.99

TOTAL RETURN[2]	53.82%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,789	$16,511	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.35%[3]
Net investment income	1.92%	2.33%	1.76%	2.21%[3]
Portfolio turnover rate[4]	16%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[1]	0.68	0.91	0.94	0.11
Net realized and unrealized gain (loss)	12.98	(18.07)	(3.18)	(0.94)
Total from investment operations	13.66	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.68)	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.68)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$40.75	$27.77	$45.77	$48.85

TOTAL RETURN[2]	49.49%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$77,422	$59,714	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.37%[3]
Net investment income	1.95%	2.49%	1.93%	2.24%[3]
Portfolio turnover rate[4]	21%	21%	8%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[1]	0.61	0.54	0.81	0.07
Net realized and unrealized gain (loss)	20.92	(15.88)	(6.90)	(1.25)
Total from investment operations	21.53	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.50)	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.50)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$47.22	$26.19	$42.08	$48.77

TOTAL RETURN[2]	82.49%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,306	$14,406	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.74%[3]
Net investment income	1.54%	1.49%	1.70%	1.47%[3]
Portfolio turnover rate[4]	19%	39%	45%	0%[5]

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[1]	0.37	0.47	0.58	0.06
Net realized and unrealized gain (loss)	20.96	(15.64)	(9.17)	(2.02)
Total from investment operations	21.33	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.25)	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.25)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$44.33	$23.25	$38.96	$48.03

TOTAL RETURN[2]	91.88%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$95,306	$13,948	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.58%[3]
Net investment income	0.97%	1.49%	1.28%	1.39%[3]
Portfolio turnover rate[4]	16%	51%	37%	0%[5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[1]	0.65	0.86	1.03	0.10
Net realized and unrealized gain (loss)	12.75	(19.33)	(5.49)	(0.95)
Total from investment operations	13.40	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.63)	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.63)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$37.01	$24.24	$43.53	$49.06

TOTAL RETURN[2]	55.57%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,164	$20,607	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.45%[3]
Net investment income	2.01%	2.60%	2.10%	1.98%[3]
Portfolio turnover rate[4]	71%	54%	20%	1%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Growth Fund	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$26.10	$25.28
Investment operations:
Net investment income[1]	0.49	0.09
Net realized and unrealized gain	9.22	0.81
Total from investment operations	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.46)	(0.08)
Capital gains	(0.76)	—
Total dividends and distributions to shareholders	(1.22)	(0.08)
Net asset value, end of period	$34.59	$26.10

TOTAL RETURN[2]	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,485	$9,136
Ratio to average net assets of:
Net expenses	0.38%	0.38%[3]
Net investment income	1.53%	1.26%[3]
Portfolio turnover rate[4]	44%	1%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	12.27	(11.60)	(2.36)
Total from investment operations	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.05)	(0.10)	—
Total dividends to shareholders	(0.05)	(0.10)	—
Net asset value, end of period	$23.25	$10.99	$22.57

TOTAL RETURN[2]	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$841,533	$169,195	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	33%	42%	0%[5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements

March 31, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2010, the Trust offered 42 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund and LargeCap Growth Fund which commenced operations on February 22, 2008 and December 4, 2008, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”), and WisdomTree India Earnings Fund (“India Earnings Fund”), together the “Domestic and International Earnings Funds.” The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management Corporation, Inc. (“MCM”). For India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation).

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks of 50,000 shares or more. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds, which are valued at NAV.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$47,631,448	$—	$—
Money Market Fund	—	1,763,192	—
Total	$47,631,448	$1,763,192	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$77,207,510	$—	$—
Money Market Fund	—	1,954,952	—
Total	$77,207,510	$1,954,952	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$54,176,599	$—	$—
Money Market Fund	—	8,817,557	—
Total	$54,176,599	$8,817,557	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$94,753,928	$—	$—
Money Market Fund	—	21,619,333	—
Total	$94,753,928	$21,619,333	$—

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (continued)

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$34,992,902	$—	$—
Money Market Fund	—	952,848	—
Total	$34,992,902	$952,848	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,241,851	$—	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$840,925,927	$—	$—
Rights	—	8,888	—
Total	$840,925,927	$8,888	$—

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the fiscal year ended March 31, 2010.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

Trustees fees, which are included in Service Fees on the Statements of Operations, of $361,436 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2010. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88%. Due to the growth of Fund assets, India Earnings Fund’s operating expenses, as measured in basis points, did not exceed 0.88%.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a “pass-through” entity for tax purposes.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the India Earnings Fund does not require WTAM to pay any Fund expenses, except sub-advisory fees.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88%. The fees paid to WTAM for providing advisory services are listed below.

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (continued)

Fund	Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the fiscal year ended March 31, 2010, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2010, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The WisdomTree India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2010 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$7,930,234	$4,706,486
Earnings 500 Fund	16,991,117	11,751,798
MidCap Earnings Fund	24,390,581	5,483,342
SmallCap Earnings Fund	41,860,344	8,432,452
LargeCap Value Fund	19,567,007	19,640,105
LargeCap Growth Fund	8,148,299	8,721,516
India Earnings Fund	585,003,347	172,154,261

For the fiscal year ended March 31, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$40,733,281	$22,987,404
Earnings 500 Fund	16,172,397	23,770,791
MidCap Earnings Fund	25,040,226	18,908,305
SmallCap Earnings Fund	78,086,272	52,889,752
LargeCap Value Fund	3,701,018	—
LargeCap Growth Fund	8,869,970	—
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Earnings Fund	$50,374,404	$1,538,623	$(2,518,387)	$(979,764)
Earnings 500 Fund	81,271,661	3,583,790	(5,692,989)	(2,109,199)
MidCap Earnings Fund	58,613,936	5,707,292	(1,327,072)	4,380,220
SmallCap Earnings Fund	111,362,561	8,070,205	(3,059,505)	5,010,700
LargeCap Value Fund	31,194,678	5,270,000	(518,928)	4,751,072
LargeCap Growth Fund	17,974,550	4,300,327	(33,026)	4,267,301
India Earnings Fund	725,312,085	140,543,045	(24,920,315)	115,622,730

At March 31, 2010, the components of accumulated earning/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income and Other Ordinary Losses	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Currency Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Losses)
Total Earnings Fund	$23,247	$(5,038,242)	$(979,764)	$—	$(5,994,759)
Earnings 500 Fund	37,252	(16,907,536)	(2,109,199)	—	(18,979,483)
MidCap Earnings Fund	26,152	(9,229,419)	4,380,220	—	(4,823,047)
SmallCap Earnings Fund	45,160	(8,206,920)	5,010,700	—	(3,151,060)
LargeCap Value Fund	13,902	(12,277,266)	4,751,072	—	(7,512,292)
LargeCap Growth Fund	6,807	(27,836)	4,267,301	—	4,246,272
India Earnings Fund	447,862	(28,719,079)	115,622,730	(4,561)	87,346,952

The tax character of distributions paid during the period ended March 31, 2010 and the year ended March 31, 2009, was as follows:

	Year Ended March 31, 2010		Year Ended March 31, 2009
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
Total Earnings Fund	$540,172	$—	$459,975
Earnings 500 Fund	1,068,776	—	1,621,994
MidCap Earnings Fund	437,001	—	345,011
SmallCap Earnings Fund	411,568	—	255,760
LargeCap Value Fund	551,890	—	620,423
LargeCap Growth Fund	770,937	208	20,745
India Earnings Fund	1,343,522	—	1,428,048
*	Includes short-term capital gains.

At March 31, 2010, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$3,393,418	$3,978,738
Earnings 500 Fund	194,476	1,286,040	10,811,338	12,291,854
MidCap Earnings Fund	354,730	1,545,771	6,328,159	8,228,660
SmallCap Earnings Fund	31,705	1,465,208	4,654,874	6,151,787
LargeCap Value Fund	281,843	1,085,926	10,909,497	12,277,266
LargeCap Growth Fund	—	—	—	—
India Earnings Fund	1,179	20,567,350	7,978,486	28,547,015

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (concluded)

Capital and currency losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2010, the following Funds incurred and will elect to defer net post-October capital and currency losses as follows:

Fund	Post-October Capital Losses	Post-October Currency Losses
Total Earnings Fund	$1,059,504	$—
Earnings 500 Fund	4,615,682	—
MidCap Earnings Fund	1,000,759	—
SmallCap Earnings Fund	2,055,133	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	27,836	—
India Earnings Fund	172,064	—

At March 31, 2010, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Earnings Fund	$(1,662)	$(3,034,061)	$3,035,723
Earnings 500 Fund	—	2,457,148	(2,457,148)
MidCap Earnings Fund	654	(3,583,995)	3,583,341
SmallCap Earnings Fund	(48,351)	(12,443,898)	12,492,249
LargeCap Value Fund	699	(698)	(1)
LargeCap Growth Fund	(8)	9	(1)
India Earnings Fund	882,899	(859,030)	(23,869)

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships and/or foreign currency transactions.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

78	WisdomTree Domestic and International Earnings Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund, and WisdomTree India Earnings Fund (seven of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2010, and the related consolidated statements of operations, the consolidated statements of changes in net assets and the financial highlights for each of the periods indicated therein. These consolidated financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree LargeCap Value Fund, WisdomTree LargeCap Growth Fund, and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2010

WisdomTree Domestic and International Earnings Funds	79

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 19, 2010, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and(vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

80	WisdomTree Domestic and International Earnings Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Earnings Fund
February 23, 2007 – March 31, 2010	0 – 24.9	313	37.13%	464	55.04%
	25 – 49.9	17	2.02%	27	3.20%
	50 – 74.9	3	0.36%	7	0.83%
	75 – 99.9	5	0.59%	0	0.00%
	100 – 124.9	0	0.00%	1	0.12%
	125 – 174.9	0	0.00%	0	0.00%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.12%
	>250	4	0.47%	1	0.12%
	Total	342	40.57%	501	59.43%
WisdomTree Earnings 500 Fund
February 23, 2007 – March 31, 2010	0 – 24.9	301	35.70%	461	54.69%
	25 – 49.9	19	2.25%	38	4.51%
	50 – 74.9	3	0.36%	6	0.71%
	75 – 99.9	5	0.59%	4	0.47%
	100 – 124.9	3	0.36%	0	0.00%
	125 – 174.9	1	0.12%	1	0.12%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	0.12%	0	0.00%
	Total	333	39.50%	510	60.50%
WisdomTree MidCap Earnings Fund
February 23, 2007 – March 31, 2010	0 – 24.9	396	46.98%	355	42.10%
	25 – 49.9	20	2.37%	38	4.51%
	50 – 74.9	6	0.71%	13	1.54%
	75 – 99.9	4	0.47%	1	0.12%
	100 – 124.9	2	0.24%	3	0.36%
	125 – 174.9	1	0.12%	2	0.24%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	1	0.12%
	>250	0	0.00%	1	0.12%
	Total	429	50.89%	414	49.11%

WisdomTree Domestic and International Earnings Funds	81

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree SmallCap Earnings Fund
February 23, 2007 – March 31, 2010	0 – 24.9	388	46.02%	295	34.99%
	25 – 49.9	64	7.59%	48	5.69%
	50 – 74.9	13	1.54%	8	0.95%
	75 – 99.9	3	0.36%	1	0.12%
	100 – 124.9	4	0.47%	10	1.19%
	125 – 174.9	1	0.12%	1	0.12%
	175 – 199.9	1	0.12%	1	0.12%
	200 – 249.9	2	0.24%	0	0.00%
	>250	2	0.24%	1	0.12%
	Total	478	56.70%	365	43.30%
WisdomTree LargeCap Value Fund
February 23, 2007 – March 31, 2010	0 – 24.9	299	35.46%	444	52.66%
	25 – 49.9	18	2.14%	31	3.68%
	50 – 74.9	10	1.19%	7	0.83%
	75 – 99.9	9	1.07%	4	0.47%
	100 – 124.9	5	0.59%	2	0.24%
	125 – 174.9	2	0.24%	2	0.24%
	175 – 199.9	1	0.12%	0	0.00%
	200 – 249.9	2	0.24%	0	0.00%
	>250	6	0.71%	1	0.12%
	Total	352	41.76%	491	58.24%
WisdomTree LargeCap Growth Fund
December 4, 2008 – March 31, 2010	0 – 24.9	202	51.40%	169	43.01%
	25 – 49.9	9	2.29%	7	1.78%
	50 – 74.9	0	0.00%	1	0.25%
	75 – 99.9	4	1.02%	0	0.00%
	100 – 124.9	0	0.00%	0	0.00%
	125 – 174.9	0	0.00%	1	0.25%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	0	0.00%	0	0.00%
	Total	215	54.71%	178	45.29%
WisdomTree India Earnings Fund
February 22, 2008 – March 31, 2010	0 – 24.9	33	5.57%	36	6.08%
	25 – 49.9	49	8.28%	32	5.41%
	50 – 74.9	47	7.94%	28	4.73%
	75 – 99.9	46	7.77%	24	4.05%
	100 – 124.9	46	7.77%	20	3.38%
	125 – 174.9	38	6.42%	27	4.56%
	175 – 199.9	24	4.05%	16	2.70%
	200 – 249.9	30	5.07%	22	3.72%
	>250	42	7.09%	32	5.41%
	Total	355	59.96%	237	40.04%
*	Basis point (bps), is a unit that is equal to 1/100th of 1%.

82	WisdomTree Domestic and International Earnings Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee/Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	42	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	42	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N. A. from 2002 to 2005.	42	None.

+	As of March 31, 2010.

*	Elected by and serves at the pleasure of the Board of Trustees

WisdomTree Domestic and International Earnings Funds	83

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	42	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	42	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	42	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of Stanford University’s Hoover Institution.

+	As of March 31, 2010.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

84	WisdomTree Domestic and International Earnings Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2010, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$540,173
Earnings 500 Fund	1,068,776
MidCap Earnings Fund	437,001
SmallCap Earnings Fund	411,374
LargeCap Value Fund	551,890
LargeCap Growth Fund	342,333
India Earnings Fund	1,514,900

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2010, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Earnings Fund	100.00%
Earnings 500 Fund	100.00
MidCap Earnings Fund	100.00
SmallCap Earnings Fund	99.95
LargeCap Value Fund	100.00
LargeCap Growth Fund	44.40
India Earnings Fund	N/A

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund	5,576,739	171,378

WisdomTree Domestic and International Earnings Funds	85

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

86	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

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WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002527 (05/2011)

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International Dividend and Sector Funds

Annual Report

March 31, 2010

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

1

Management’s Discussion of Funds’ Performance

(unaudited)

International Dividend and Sector Funds

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, rallied 54.44% in the 12-months that ended March 31, 2010 (the “period”). This large rally in the markets did not quite make up for the vicious declines that sent the MSCI EAFE Index down 46.51% for the 12-months ended March 31, 2009. As of the Funds’ fiscal year-end, the MSCI EAFE Index still had losses of 17.38% cumulatively on a 2-year basis. An improving global economy, led by emerging market nations, created expectations of improved earnings for international equities both this year and beyond.

On a regional basis, international returns were greatly impacted by the returns of non-U.S. currencies relative to the U.S. dollar. The Australian dollar led all the currencies in the EAFE region, with a gain of 33%. The euro gained 2% and the yen and British pound each gained about 6%. These gains magnified returns, especially for Australian equities and the Pacific ex-Japan region, where Australia comprises a large share of the Pacific ex-Japan regional indexes.

Ticker	WisdomTree Fund	1 Year Return	Capitalization-Weighted Benchmark Index	1 Year Return	1 Year Return Fund vs Index
DNH	WisdomTree Pacific ex-Japan Equity Income Fund	93.79%	MSCI Pacific ex-Japan Value Index	86.29%	7.50%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	86.26%	MSCI Emerging Markets Small Cap Index	118.10%	-31.84%
DBN	WisdomTree International Basic Materials Sector Fund	83.44%	S&P Developed ex-U.S. BMI Materials Sector Index	80.66%	2.78%
DRW	WisdomTree International Real Estate Fund	74.20%	Dow Jones Global ex-U.S. Select Real Estate Securities Index	69.22%	4.98%
DFE	WisdomTree Europe SmallCap Dividend Fund	74.18%	MSCI Europe Small Cap Index	82.91%	-8.73%
DEM	WisdomTree Emerging Markets Equity Income Fund	73.33%	MSCI Emerging Markets Index	81.08%	-7.75%
DND	WisdomTree Pacific ex-Japan Total Dividend Fund	70.97%	MSCI Pacific ex-Japan Index	82.20%	-11.23%
DLS	WisdomTree International SmallCap Dividend Fund	66.50%	MSCI EAFE Small Cap Index	70.02%	-3.52%
DEW	WisdomTree Global Equity Income Fund	62.13%	Spliced Cap-Weighted Benchmark Index[1]	67.94%	-5.81%
DIM	WisdomTree International MidCap Dividend Fund	59.59%	MSCI EAFE Mid Cap Index	57.25%	2.34%
DOO	WisdomTree International Dividend ex-Financials Fund	56.27%	MSCI EAFE Value Index	58.52%	-2.25%
DTH	WisdomTree DEFA Equity Income Fund	53.57%	MSCI EAFE Value Index	58.52%	-4.95%
DWM	WisdomTree DEFA Fund	51.43%	MSCI EAFE Index	54.44%	-3.01%
DOL	WisdomTree International LargeCap Dividend Fund	49.56%	MSCI EAFE Index	54.44%	-4.88%
DNL	WisdomTree World ex-U.S. Growth Fund	46.04%	Spliced Cap-Weighted Benchmark Index[2]	58.32%	-12.28%
DKA	WisdomTree International Energy Sector Fund	37.29%	S&P Developed ex-U.S. BMI Energy Sector Index	49.63%	-12.34%
GULF	WisdomTree Middle East Dividend Fund	35.25%	MSCI Arabian Markets ex Saudi Arabia Index	42.02%	-6.77%
DFJ	WisdomTree Japan SmallCap Dividend Fund	34.37%	MSCI Japan Small Cap Index	34.24%	0.13%
DXJ	WisdomTree Japan Total Dividend Fund	33.33%	MSCI Japan Index	37.87%	-4.54%
DBU	WisdomTree International Utilities Sector Fund	26.42%	S&P Developed ex-U.S. BMI Utilities Sector Index	28.93%	-2.51%

WisdomTree International Hedged Equity Fund (HEDJ) did not have one full year’s worth of returns as it was launched on December 31, 2009.

2	WisdomTree International Dividend and Sector Funds

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

WisdomTree’s international dividend weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks: aggregate exposure to a sector or country and stock selection within a sector or country, both of which are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather they are objectively determined at the re-balancing dates based on the dividend stream.

The Pacific ex-Japan Equity Income Fund (DNH) had a percentage of its assets invested in Australia and was the Trust’s best performing fund during the period. The Fund’s returns were largely driven by the 33% gains in the Australian dollar discussed above. Australian financial stocks, in particular, which comprised nearly half of the fund, performed well during this period.

As with the downturn, in which small cap stocks led the broader markets on the way down during the year ended March 31, 2009, small cap stocks led the markets higher during the year ended March 31, 2010. The perceived tendency of small cap stocks to out-perform larger capitalization companies during the initial recovery phases of a bull market and their relative underperformance in recessions and bear markets is tied to many investors’ views that small cap stocks are more sensitive to the changing economic conditions than large capitalization stocks. This general tendency was played out during the period as many small cap stocks saw significant relative gains.

On a regional basis, the WisdomTree Emerging Markets SmallCap Fund (DGS) was the Trust’s second best performing Fund over the period, with the emerging market nations leading the global recovery. Consistent with that small cap theme, WisdomTree’s International SmallCap Dividend Fund (DLS) significantly out-performed the International LargeCap Dividend Fund (DOL).

The Japanese equity markets lagged the broader international markets, as Japan was one of the worst performing equity markets in the developed world. Japanese companies were plagued by the strength of the Japanese yen, which hurt exports and the competitiveness of Japanese companies.

WisdomTree’s international fund with the lowest performance in the period was the International Utilities Sector Fund (DBU). Utilities are viewed as being less cyclical and less tied to a global economic recovery, so these stocks typically lag the market during strong up trends.

Of WisdomTree’s four international sector funds, two dramatically out-performed the broad international markets. The two sectors that out-performed were international real estate and basic materials, while international energy and utilities companies lagged the broader international market. Real estate and materials stocks declined more during the downturn, and correspondingly reversed and sprang back up more in the upturn. Stagnating profits in the energy sector caused investors to become less enthusiastic about this sector.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 27-29 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	2.4%
HSBC Holdings PLC	1.6%
Banco Santander S.A.	1.6%
TOTAL S.A.	1.5%
Vodafone Group PLC	1.4%
ENI SpA	1.4%
China Mobile Ltd.	1.3%
Telefonica S.A.	1.3%
Nestle S.A.	1.3%
Novartis AG	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA Index). The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The WisdomTree DEFA Fund (Ticker Symbol: DWM) returned 51.43% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). For much of the period, the Fund operated as a “fund of funds” comprised of three WisdomTree ETFs: WisdomTree Europe Total Dividend Fund (DEB), WisdomTree Pacific ex-Japan Total Dividend Fund (DND) and the WisdomTree Japan Total Dividend Fund (DXJ). The fund of funds structure was unwound at the end of January, 2010. The Fund now holds individual securities. The Fund benefited from an underweighted position to Japan, which had below average return. This underweighting had a notable contribution to performance. The Untied Kingdom created drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	51.43%	51.83%	52.90%	54.44%
Three Year	-6.98%	-7.12%	-6.38%	-7.02%
Since Inception[1]	0.99%	1.01%	1.74%	0.22%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	4.1%
HSBC Holdings PLC	2.7%
TOTAL S.A.	2.7%
Banco Santander S.A.	2.5%
Vodafone Group PLC	2.4%
ENI SpA	2.3%
Telefonica S.A.	2.3%
Novartis AG	2.1%
Royal Dutch Shell PLC Class A	1.9%
Deutsche Telekom AG	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The WisdomTree DEFA Equity Income Fund (Ticker Symbol: DTH) returned 53.57% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Japan, which lagged international peers. This underweighting had a significant contribution to positive Fund performance. The United Kingdom created a drag on performance and an overweight to Italy, which underperformed its peers, also created a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	53.57%	52.85%	54.86%	58.52%
Three Year	-8.23%	-8.68%	-7.52%	-8.40%
Since Inception[1]	-0.20%	-0.46%	0.89%	-0.65%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

(Formerly, WisdomTree Europe Equity Income Fund)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
General Electric Co.	3.7%
BP PLC	2.2%
AT&T, Inc.	2.0%
Bank of America Corp.	1.9%
Pfizer, Inc.	1.7%
TOTAL S.A.	1.5%
BCE, Inc.	1.5%
Banco Santander S.A.	1.5%
HSBC Holdings PLC	1.4%
Vodafone Group PLC	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Global Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Equity Index. The Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Prior to June 19, 2009, the Fund was known as the WisdomTree Europe Equity Income Fund and had a different investment objective. Between June 19, 2009 and January 28, 2010, the Fund operated as a “fund of funds.” During this period, the Fund attempted to achieve its investment objective by investing in other WisdomTree Funds whose underlying securities are included in the Global High-Yielding Equity Index. The Fund of Funds structure was discontinued at the end of January 2010. The Fund now holds individual securities. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The WisdomTree Global Equity Income Fund (Ticker Symbol: DEW) returned 62.13% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund was previously comprised of three Wisdom Tree ETFs; Emerging Markets Equity Income Fund (DEM), DEFA Equity Income Fund (DTH) and Equity Income Fund (DHS). The Fund benefited from an underweighted position to the United States, which had below average return. This underweighting had a notable contribution to performance. Germany had below average return; the overweight position in the country contributed a notable to drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Spliced Cap-Weighted Benchmark Index[2]
One Year	62.13%	61.75%	62.60%	67.94%
Three Year	-8.29%	-8.40%	-8.04%	-9.46%
Since Inception[3]	-0.46%	-0.62%	0.08%	-1.16%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Euronav N.V.	2.3%
Electrocomponents PLC	1.8%
Uponor Oyj	1.4%
Intermediate Capital Group PLC	1.3%
Melrose PLC	1.3%
DS Smith PLC	1.2%
KappAhl AB	1.2%
Fabege AB	1.1%
Veidekke ASA	1.1%
Tieto Oyj	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (Ticker Symbol: DFE) returned 74.18% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to France, which lagged international peers. This underweighting had a notable contribution to positive Fund performance. Spain also underperformed and contributed to a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
One Year	74.18%	73.13%	76.16%	82.91%
Three Year	-12.39%	-12.70%	-12.21%	-9.12%
Since Inception[1]	-1.55%	-2.01%	-1.35%	1.48%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Japan Total Dividend Fund (DXJ)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Toyota Motor Corp.	3.8%
NTT DoCoMo, Inc.	3.7%
Nippon Telegraph & Telephone Corp.	3.1%
Honda Motor Co., Ltd.	3.0%
Canon, Inc.	3.0%
Takeda Pharmaceutical Co., Ltd.	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Mitsubishi Corp.	1.9%
Mizuho Financial Group, Inc.	1.4%
Panasonic Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. Effective as of the close of business on April 1, 2010, the WisdomTree Japan Total Dividend Fund will be renamed the WisdomTree Japan Hedged Equity Fund. The Fund will continue to be a Japan “total market” fund, but will now also seek to hedge against fluctuations between the value of the Japanese yen and the U.S. dollar.

The WisdomTree Japan Total Dividend Fund (Ticker Symbol: DXJ) returned 33.33% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweight position to Energy, which had above average returns and had a contribution to positive Fund performance. Telecommunications Services created a significant drag on returns over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend Index	MSCI Japan Index
One Year	33.33%	30.06%	33.78%	37.87%
Three Year	-8.26%	-8.21%	-8.50%	-9.03%
Since Inception[1]	-3.38%	-3.20%	-3.50%	-4.23%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

(Formerly, WisdomTree Japan Equity Income Fund)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	11.8%
Royal Dutch Shell PLC Class A	5.3%
Royal Dutch Shell PLC Class B	4.5%
BHP Billiton Ltd.	4.2%
CNOOC Ltd.	3.3%
AstraZeneca PLC	2.8%
Petroleo Brasileiro S.A.	2.7%
BHP Billiton PLC	2.6%
Hennes & Mauritz AB Class B	2.5%
Inditex S.A.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree World ex-U.S. Growth Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree World ex-U.S. Growth Index. This Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. Effective June 19, 2009, the WisdomTree Japan Equity Income Fund changed its investment objective and was renamed the WisdomTree World ex-U.S. Growth Fund.

The WisdomTree World ex-U.S. Growth Fund (Ticker Symbol: DNL) returned 46.04% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Materials, which had above average returns and had a notable contribution to positive Fund performance. Utilities stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Spliced Cap-Weighted Benchmark Index[2]
One Year	46.04%	42.86%	46.84%	58.32%
Three Year	-3.15%	-3.30%	-2.89%	-2.04%
Since Inception[3]	2.13%	2.21%	2.47%	3.12%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-U.S. Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/31/10‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Hitachi Koki Co., Ltd.	1.0%
Yokogawa Electric Corp.	1.0%
Takefuji Corp.	0.9%
DIC Corp.	0.9%
Onward Holdings Co., Ltd.	0.8%
Denki Kagaku Kogyo KK	0.8%
Yaskawa Electric Corp.	0.8%
Nippon Kayaku Co., Ltd.	0.8%
NHK Spring Co., Ltd.	0.8%
Nidec Sankyo Corp.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (Ticker Symbol: DFJ) returned 34.37% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Utilities, which had below average returns. This underweighting had a notable contribution to positive Fund performance. Consumer Staples stocks had below average returns and an overweight position in the sector contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan SmallCap Index
One Year	34.37%	32.79%	36.47%	34.24%
Three Year	-6.02%	-5.99%	-5.63%	-7.97%
Since Inception[1]	-3.97%	-3.56%	-3.50%	-5.97%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

Country Breakdown † as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
China Mobile Ltd.	7.9%
Commonwealth Bank of Australia	6.1%
BHP Billiton Ltd.	4.9%
Westpac Banking Corp.	4.7%
Australia & New Zealand Banking Group Ltd.	4.4%
National Australia Bank Ltd.	4.4%
CNOOC Ltd.	4.0%
Telstra Corp., Ltd.	3.3%
Wesfarmers Ltd.	2.5%
Hang Seng Bank Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (Ticker Symbol: DND) returned 70.97% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, Please see below). Australia contributed modestly to positive returns. Hong Kong and Singapore contributed to a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
One Year	70.97%	69.38%	73.87%	82.20%
Three Year	2.66%	2.31%	3.99%	2.40%
Since Inception[1]	10.90%	10.83%	12.20%	10.10%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an Investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

Country Breakdown † as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Commonwealth Bank of Australia	10.3%
Australia & New Zealand Banking Group Ltd.	9.3%
National Australia Bank Ltd.	8.2%
Wesfarmers Ltd.	7.6%
Telstra Corp. Ltd.	6.0%
QBE Insurance Group Ltd.	4.1%
Singapore Airlines Ltd.	3.3%
Suncorp-Metway Ltd.	3.2%
AMP Ltd.	3.1%
Leighton Holdings Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

The WisdomTree Pacific ex-Japan Equity Income Fund (Ticker Symbol: DNH) returned 93.79% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Australia, which had higher returns than its regional peers and had a significant contribution to positive Fund performance. A slight overweight to New Zealand which underperformed its regional peers created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income Index	MSCI Pacific ex-Japan Value Index
One Year	93.79%	91.48%	95.61%	86.29%
Three Year	2.27%	1.72%	2.91%	0.50%
Since Inception[1]	10.83%	10.52%	11.59%	8.33%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	3.3%
Banco Santander S.A.	2.2%
HSBC Holdings PLC	2.1%
Nestle S.A.	2.0%
TOTAL S.A.	2.0%
ENI SpA	1.9%
Vodafone Group PLC	1.8%
Telefonica S.A.	1.8%
China Mobile Ltd.	1.7%
Novartis AG	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (Ticker Symbol: DOL) returned 49.56% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Japan, which lagged international peers. This underweighting had a notable contribution to positive Fund performance. The United Kingdom created a drag on performance and an overweight to Italy, which underperformed its peers, also created a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	49.56%	48.13%	49.87%	54.44%
Three Year	-6.34%	-6.62%	-6.40%	-7.02%
Since Inception[1]	0.94%	0.66%	1.30%	0.22%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

(Formerly, WisdomTree International Dividend Top 100 Fund)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BT Group PLC	3.5%
Telecom Italia SpA	2.5%
Portugal Telecom, SGPS, S.A.	2.4%
Sandvik AB	2.3%
Deutsche Post AG	2.1%
Vallourec S.A.	2.1%
Mediaset SpA	2.1%
Parmalat SpA	2.1%
United Utilities Group PLC	2.0%
Enel SpA	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index. Effective May 7, 2009, the WisdomTree International Dividend Top 100 Fund changed its investment objective and was renamed the WisdomTree International Dividend ex-Financials Fund. The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend ex-Financials Fund (Ticker Symbol: DOO) returned 56.27% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to Japan, which lagged international peers and had a significant contribution to positive Fund performance. Overweights to France and Sweden also created positive return contributions. The United Kingdom created a notable drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	MSCI EAFE Value Index
One Year	56.27%	56.07%	56.86%	58.52%
Three Year	-8.19%	-8.56%	-7.97%	-8.40%
Since Inception[2]	0.93%	0.60%	1.35%	-0.65%
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Vallourec S.A.	1.2%
Suncorp-Metway Ltd.	1.0%
Mediaset SpA	1.0%
voestalpine AG	1.0%
Segro PLC	0.9%
Safran S.A.	0.8%
Telecom Italia SpA RSP	0.8%
Leighton Holdings Ltd.	0.7%
British Land Co. PLC	0.7%
Ferrovial S.A.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund (Ticker Symbol: DIM) returned 59.59% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). MidCap stocks in France, Sweden, and Finland contributed positively to performance. The United Kingdom, Spain and Japan contributed a drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
One Year	59.59%	57.80%	60.93%	57.25%
Three Year	-6.57%	-7.02%	-6.85%	-9.16%
Since Inception[1]	2.68%	2.30%	2.70%	-0.57%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Bendigo and Adelaide Bank Ltd.	1.0%
Euronav N.V.	0.8%
YIT Oyj	0.7%
Aurubis AG	0.6%
West Australian Newspapers Holdings Ltd.	0.6%
Goodman Fielder Ltd.	0.6%
Orion Oyj Class B	0.6%
Electrocomponents PLC	0.6%
Challenger Financial Services Group Ltd.	0.6%
APN News & Media Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (Ticker Symbol: DLS) returned 66.50% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweighted position to Australia, which had higher returns than its regional peers and had a significant contribution to positive Fund performance. The Fund experienced a drag on returns from an overweight position to Japan.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
One Year	66.50%	65.35%	68.85%	70.02%
Three Year	-7.97%	-8.22%	-7.43%	-7.89%
Since Inception[1]	1.40%	1.24%	1.74%	0.00%
[1]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Country Breakdown † as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Nan Ya Plastics Corp.	3.8%
Banco do Brasil S.A.	3.5%
Formosa Petrochemical Corp.	3.3%
Formosa Chemicals & Fibre Corp.	2.8%
Cia Siderurgica Nacional S.A.	2.6%
Kumba Iron Ore Ltd.	2.6%
Mechel	2.5%
China Steel Corp.	2.3%
Formosa Plastics Corp.	2.3%
Impala Platinum Holdings Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) returned 73.33% for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an underweighted position to China, which lagged its emerging markets peers. This underweighting had a notable contribution to positive Fund performance. An overweight position in Taiwan, which lagged its emerging market peers created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	73.33%	72.09%	76.16%	81.08%
Since Inception[1]	4.98%	4.04%	5.85%	-2.47%
[1]	Total returns are calculated based on the commencement of Fund trading on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown † as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Discount Investment Corp.	3.3%
Nan Ya Printed Circuit Board Corp.	1.7%
Ford Otomotiv Sanayi A.S.	1.4%
Lite-On Technology Corp.	1.4%
Aneka Tambang Tbk PT	1.2%
Shufersal Ltd.	1.1%
Unipetrol A.S.	1.1%
U-Ming Marine Transport Corp.	1.0%
AES Tiete S.A.	0.9%
Woolworths Holdings Ltd.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) returned 86.26% for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). The Fund benefited from an overweight position to Turkey, which outperformed its emerging market peers and had a significant contribution to positive Fund performance. The Fund was underweight India which outperformed its emerging market peers . This underweighting created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
One Year	86.26%	87.24%	91.75%	118.10%
Since Inception[1]	-2.45%	-2.27%	-1.37%	-5.57%
[1]	Total returns are calculated based on the commencement of Fund trading on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Industries Qatar	8.7%
Maroc Telecom	8.6%
Mobile Telecommunications Co. KSC	7.2%
Qatar National Bank S.A.Q	5.3%
Qatar Telecom Q-Telephone QSC	4.4%
Orascom Construction Industries	4.0%
Ezz Steel	3.9%
Telecom Egypt	3.4%
Commercial Bank of Qatar	3.2%
National Bank of Kuwait	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF) returned 35.25% for the year ended March 31, 2010 (for more complete performance information, please see below). Qatar performed well over the period and as an overweighted country had a notable positive contribution to performance. Oman and Jordan created drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual net expense ratio of the Fund is 0.88% and the gross expense ratio is 1.30%. The net expense ratio reflects a contractual reimbursement of 0.42%. Fund expenses are capped by contract at 0.88% through March 31, 2011.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
One Year	35.25%	37.59%	42.21%	42.02%
Since Inception[1]	-21.11%	-20.57%	-18.20%	-25.34%
[1]	Total returns are calculated based on the commencement of Fund trading on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	2.4%
HSBC Holdings PLC	1.6%
Banco Santander S.A.	1.5%
TOTAL S.A.	1.5%
Vodafone Group PLC	1.4%
Telefonica S.A.	1.4%
Nestle S.A.	1.3%
ENI SpA	1.3%
Novartis AG	1.2%
China Mobile Ltd.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Hedged Equity Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index. The Fund was launched using a “fund of funds” structure in which the Fund attempted to achieve its investment objective by investing in other WisdomTree Funds whose underlying securities are included in the WisdomTree DEFA International Hedged Equity Index. As of January 28, 2010, the Fund began investing substantially all of its assets directly in securities and ceased operation as a “fund of funds”. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets directly in the stocks that make up its underlying index.

The WisdomTree International Hedged Equity Fund (Ticker Symbol: HEDJ) returned 1.98% from its inception on December 31, 2009 through March 31, 2010 (for more complete performance information, please see below). The currency hedge that was placed on the Fund was profitable for the period primarily due to the decline of the Euro. The Fund benefited from an underweighted position to Japan, which had below average return. This underweighting had a notable contribution to performance. The Untied Kingdom created drag on returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA International Hedged Equity Index	MSCI EAFE Local Currency Index
Since Inception[1]	1.98%	2.43%	2.68%	4.29%
[1]	Total returns are calculated based on the commencement of Fund trading on December 31, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BHP Billiton Ltd.	11.7%
BASF SE	10.7%
BHP Billiton PLC	7.4%
Rio Tinto PLC	6.3%
Rio Tinto Ltd.	3.2%
Holcim Ltd.	3.0%
Air Liquide S.A.	2.9%
Antofagasta PLC	2.9%
Lafarge S.A.	2.4%
voestalpine AG	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund (Ticker Symbol: DBN) returned 83.44% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). International materials stocks outperformed the broader international market. The United Kingdom, Germany and Australia were significant contributors to performance. Ireland created a drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector Index	S&P Developed ex-U.S. BMI Materials Sector Index
One Year	83.44%	79.74%	84.97%	80.66%
Three Year	-0.21%	-0.93%	0.47%	N/A
Since Inception[1]	6.66%	6.20%	7.48%	-5.97%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund (DKA)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
BP PLC	8.6%
TOTAL S.A.	7.1%
Royal Dutch Shell PLC Class A	6.7%
Statoil ASA	6.4%
ENI SpA	6.4%
CNOOC Ltd.	6.1%
Royal Dutch Shell PLC Class B	5.9%
Repsol YPF S.A.	4.5%
Saipem SpA	4.2%
Technip S.A.	4.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund (Ticker Symbol: DKA) returned 37.29% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). International energy stocks underperformed the broader international market. Singapore was one of the few countries that contributed positively to performance. The United Kingdom, Spain, and Japan all created a drag on portfolio returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector Index	S&P Developed ex-U.S. BMI Energy Sector Index
One Year	37.29%	36.95%	39.30%	49.63%
Three Year	-0.54%	-0.99%	-0.12%	N/A
Since Inception[1]	2.94%	2.48%	3.53%	-3.45%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

Country Breakdown† as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Electricite de France	6.9%
RWE AG	6.8%
Enel SpA	6.8%
GDF Suez	6.8%
E.ON AG	6.6%
Iberdrola S.A.	6.0%
Gas Natural SDG S.A.	4.2%
National Grid PLC	3.4%
Fortum Oyj	3.3%
Snam Rete Gas SpA	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund (Ticker Symbol: DBU) returned 26.42% at net asset value (“NAV”) for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). International utilities stocks underperformed the broader international market. Spain, the United Kingdom, and Japan had notable drags on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector Index	S&P Developed ex-U.S. BMI Utilities Sector Index
One Year	26.42%	25.39%	26.65%	28.93%
Three Year	-6.62%	-7.04%	-6.28%	N/A
Since Inception[1]	-0.86%	-1.10%	-0.44%	-12.10%
[1]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree International Real Estate Fund (DRW)

Country Breakdown † as of 3/31/10

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/10

Description	% of Net Assets
Westfield Group	6.6%
Unibail-Rodamco SE	5.0%
Sun Hung Kai Properties Ltd.	4.8%
Gecina S.A.	4.3%
Cheung Kong (Holdings) Ltd.	3.8%
Land Securities Group PLC	2.7%
Segro PLC	2.7%
Stockland	2.5%
Hang Lung Properties Ltd.	2.1%
Klepierre	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund Ticker Symbol: (DRW) returned 74.20% for the fiscal year ended March 31, 2010 (for more complete performance information, please see below). Hong Kong, France and Singapore all contributed positively to returns over the period. Spain created a drag on the portfolio returns.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/10

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
One Year	74.20%	72.12%	76.17%	69.22%
Since Inception[1]	-15.71%	-16.12%	-15.54%	-17.95%
[1]	Total returns are calculated based on the commencement of Fund trading on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

24	WisdomTree International Dividend and Sector Funds

	Cumulative Returns as of 3/31/10 (unaudited)
	Total Return NAV (%)			Market Price (%)
	1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree DEFA Fund	51.43%	-19.50%	3.79%	51.83%	-19.87%	3.89%
MSCI EAFE Index	54.44%	-19.61%	0.82%	54.44%	-19.61%	0.82%
WisdomTree DEFA Index	52.90%	-17.94%	6.74%	52.90%	-17.94%	6.74%
WisdomTree DEFA Equity Income Fund	53.57%	-22.71%	-0.76%	52.85%	-23.85%	-1.72%
MSCI EAFE Value Index	58.52%	-23.13%	-2.42%	58.52%	-23.13%	-2.42%
WisdomTree DEFA Equity Income Index	54.86%	-20.91%	3.44%	54.86%	-20.91%	3.44%
WisdomTree Global Equity Income Fund	62.13%	-22.86%	-1.73%	61.75%	-23.13%	-2.32%
Spliced Cap-Weighted Index Benchmark(1)	67.94%	-25.77%	-4.32%	67.94%	-25.77%	-4.32%
Spliced WisdomTree Index(3)	62.60%	-22.23%	0.30%	62.60%	-22.23%	0.30%
WisdomTree Europe SmallCap Dividend Fund	74.18%	-32.75%	-5.75%	73.13%	-33.46%	-7.40%
MSCI Europe Small Cap Index	82.91%	-24.94%	5.74%	82.91%	-24.94%	5.74%
WT Europe SmallCap Dividend Index	76.16%	-32.34%	-5.01%	76.16%	-32.34%	-5.01%
WisdomTree Japan Total Dividend Fund	33.33%	-22.80%	-12.21%	30.06%	-22.67%	-11.61%
MSCI Japan Index	37.87%	-24.72%	-15.13%	37.87%	-24.72%	-15.13%
WT Japan Dividend Index	33.78%	-23.40%	-12.62%	33.78%	-23.40%	-12.62%
WisdomTree World ex-U.S. Growth Fund	46.04%	-9.15%	8.31%	42.86%	-9.57%	8.64%
Spliced Cap-Weighted Index Benchmark(2)	58.32%	-5.99%	12.36%	58.32%	-5.99%	12.36%
Spliced WisdomTree Index(4)	46.84%	-8.42%	9.70%	46.84%	-8.42%	9.70%
WisdomTree Japan SmallCap Dividend Fund	34.37%	-17.00%	-14.23%	32.79%	-16.91%	-12.82%
MSCI Japan Small Cap Index	34.24%	-22.07%	-20.83%	34.24%	-22.07%	-20.83%
WT Japan SmallCap Dividend Index	36.47%	-15.96%	-12.63%	36.47%	-15.96%	-12.63%
WisdomTree Pacific ex-Japan Total Dividend Fund	70.97%	8.20%	48.01%	69.38%	7.08%	47.67%
MSCI Pacific ex-Japan Index	82.20%	7.39%	44.04%	82.20%	7.39%	44.04%
WT Pacific ex-Japan Dividend Index	73.87%	12.44%	54.70%	73.87%	12.44%	54.70%
WisdomTree Pacific ex-Japan Equity Income Fund	93.79%	6.96%	47.63%	91.48%	5.25%	46.08%
MSCI Pacific ex-Japan Value Index	86.29%	1.51%	35.44%	86.29%	1.51%	35.44%
WT Pacific ex-Japan Equity Income Index	95.61%	8.99%	51.54%	95.61%	8.99%	51.54%
WisdomTree International LargeCap Dividend Fund	49.56%	-17.83%	3.60%	48.13%	-18.59%	2.53%
MSCI EAFE Index	54.44%	-19.61%	0.82%	54.44%	-19.61%	0.82%
WisdomTree International LargeCap Dividend Index	49.87%	-17.99%	5.04%	49.87%	-17.99%	5.04%
WisdomTree International Dividend ex-Financials Fund	56.27%	-22.61%	3.58%	56.07%	-23.55%	2.29%
MSCI EAFE Value Index	58.52%	-23.13%	-2.42%	58.52%	-23.13%	-2.42%
Spliced WisdomTree Index(5)	56.86%	-22.06%	5.22%	56.86%	-22.06%	5.22%
WisdomTree International MidCap Dividend Fund	59.59%	-18.45%	10.56%	57.80%	-19.60%	8.98%
MSCI EAFE Mid Cap Index	57.25%	-25.05%	-2.14%	57.25%	-25.05%	-2.14%
WisdomTree International MidCap Dividend Index	60.93%	-19.18%	10.63%	60.93%	-19.18%	10.63%
WisdomTree International SmallCap Dividend Fund	66.50%	-22.05%	5.40%	65.35%	-22.68%	4.77%
MSCI EAFE Small Cap Index	70.02%	-21.86%	-0.02%	70.02%	-21.86%	-0.02%
WisdomTree International SmallCap Dividend Index	68.85%	-20.68%	6.78%	68.85%	-20.68%	6.78%
WisdomTree Emerging Markets Equity Income Fund	73.33%	n/a	14.13%	72.09%	n/a	11.37%
MSCI Emerging Markets Index	81.08%	n/a	-6.56%	81.08%	n/a	-6.56%
WT Emerging Markets Equity Income Index	76.16%	n/a	16.71%	76.16%	n/a	16.71%
WisdomTree Emerging Markets SmallCap Dividend Fund	86.26%	n/a	-5.81%	87.24%	n/a	-5.39%
MSCI Emerging Markets Small Cap Index	118.10%	n/a	-12.94%	118.10%	n/a	-12.94%
WT Emerging Markets SmallCap Dividend Index	91.75%	n/a	-3.29%	91.75%	n/a	-3.29%
WisdomTree Middle East Dividend Fund	35.25%	n/a	-33.28%	37.59%	n/a	-32.50%
MSCI Arabian Markets ex-Saudi Arabia Index	42.02%	n/a	-39.27%	42.02%	n/a	-39.27%
WT Middle East Dividend Index	42.21%	n/a	-29.03%	42.21%	n/a	-29.03%

WisdomTree International Dividend and Sector Funds	25

	Cumulative Returns as of 3/31/10 (unaudited) (concluded)
	Total Return NAV (%)			Market Price (%)
	1-Year	3-Year	Since Inception	1-Year	3-Year	Since Inception
WisdomTree International Hedged Equity Fund	n/a	n/a	1.98%	n/a	n/a	2.43%
MSCI EAFE Local Currency Index	44.68%	n/a	4.29%	44.68%	n/a	4.29%
WisdomTree DEFA International Hedged Equity Index	43.59%	n/a	2.68%	43.59%	n/a	2.68%
WisdomTree International Basic Materials Sector Fund	83.44%	-0.63%	25.01%	79.74%	-2.76%	23.14%
S&P Developed ex-U.S. BMI Materials Sector Index*	80.66%	n/a	-11.58%	80.66%	n/a	-11.58%
WT Int’l Basic Materials Sector Index	84.97%	1.41%	28.39%	84.97%	1.41%	28.39%
WisdomTree International Energy Sector Fund	37.29%	-1.61%	10.55%	36.95%	-2.93%	8.86%
S&P Developed ex-U.S. BMI Energy Sector Index*	49.63%	n/a	-6.78%	49.63%	n/a	-6.78%
WT International Energy Sector Index	39.30%	-0.36%	12.76%	39.30%	-0.36%	12.76%
WisdomTree International Utilities Sector Fund	26.42%	-18.58%	-2.96%	25.39%	-19.68%	-3.77%
S&P Developed ex-U.S. BMI Utilities Sector Index*	28.93%	n/a	-22.73%	28.93%	n/a	-22.73%
WT International Utilities Sector Index	26.65%	-17.69%	-1.53%	26.65%	-17.69%	-1.53%
WisdomTree International Real Estate Fund	74.20%	n/a	-38.25%	72.12%	n/a	-39.10%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	69.22%	n/a	-42.79%	69.22%	n/a	-42.79%
WT Int’l Real Estate Index	76.17%	n/a	-37.90%	76.17%	n/a	-37.90%

*	The inception date of the S&P Developed ex-U.S. Indexes is 4/1/08.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

Please see pages 27 through 29 for the list of index descriptions.

26	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited)

Below are descriptions of each index referenced in this Annual Report:

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA) measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index measures the performance of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree World ex-U.S. Growth Index measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree International LargeCap Dividend Index measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International SmallCap Dividend Index measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

WisdomTree International Dividend and Sector Funds	27

Description of Terms and Indices (unaudited) (continued)

The WisdomTree Emerging Markets SmallCap Dividend Index measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree International Sector Indexes are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada.

The MSCI EAFE Small Cap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small-Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Japan Index is a capitalization weighted index that monitors the performance of stocks in Japan.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI AC World ex-USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

28	WisdomTree International Dividend and Sector Funds

Description of Terms and Indices (unaudited) (concluded)

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap.

[1]	Spliced Cap-Weighted Index — MSCI Europe Value Index through June 19, 2009, MSCI AC World Index thereafter.

[2]	Spliced Cap-Weighted Index — MSCI Japan Value Index through June 19, 2009, MSCI AC World ex-USA Growth Index thereafter.

[3]	Spliced WisdomTree Index — WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.

[4]	Spliced WisdomTree Index — WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-U.S. Growth Index thereafter.

[5]	Spliced WisdomTree Index — WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree International Dividend and Sector Funds	29

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/09 to 3/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/01/2009	Ending Account Value 3/31/10	Annualized Expense Ratio Based on the Period 10/01/09 to 3/31/10		Expenses Paid During the Period† 10/01/09 to 3/31/10
WisdomTree DEFA Fund
Actual	$1,000.00	$1,014.00	0.17	%**	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	0.17	%**	$0.84
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$995.24	0.58%		$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,039.15	0.25	%**	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.67	0.25	%**	$1.28
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,031.36	0.58%		$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree Japan Total Dividend Fund
Actual	$1,000.00	$1,036.14	0.48%		$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%		$2.44
WisdomTree World ex-U.S. Growth Fund
Actual	$1,000.00	$1,115.42	0.58	%***	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.58%		$2.91
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,001.71	0.58%		$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$1,067.31	0.48%		$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%		$2.44
WisdomTree Pacific ex-Japan Equity Income Fund
Actual	$1,000.00	$1,074.17	0.58%		$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,014.26	0.48%		$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%		$2.44
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,020.84	0.58%		$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,028.56	0.58%		$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,057.92	0.58%		$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%		$2.95
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,116.30	0.63%		$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.63%		$3.20
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,128.15	0.63	%***	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%		$3.17

WisdomTree International Dividend and Sector Funds	31

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/2009	Ending Account Value 3/31/10	Annualized Expense Ratio Based on the Period 10/01/09 to 3/31/10	Expenses Paid During the Period† 10/01/09 to 3/31/10
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,006.05	0.88%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	0.88%	$4.46
WisdomTree International Hedged Equity Fund*
Actual	$1,000.00	$1,019.79	0.47%**	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.47%**	$2.35
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$1,144.74	0.58%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$989.34	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$953.38	0.58%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Real Estate Fund
Actual	$1,000.00	$1,003.98	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period) except for actual return information which reflects the 91 day period for WisdomTree International Hedged Equity Fund.

*	Commencement of investment operations for the International Hedged Equity Fund is December 31, 2009.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

***	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.0%
Australia – 9.3%
AGL Energy Ltd.	28,766	$396,835
Amcor Ltd.	72,681	426,278
AMP Ltd.	140,469	807,098
APN News & Media Ltd.	64,259	136,244
Aristocrat Leisure Ltd.	65,165	270,947
Australia & New Zealand Banking Group Ltd.	137,087	3,190,929
AXA Asia Pacific Holdings Ltd.	82,082	476,142
Bank of Queensland Ltd.	4,232	45,796
Bendigo and Adelaide Bank Ltd.	38,753	355,694
BHP Billiton Ltd.	88,956	3,559,047
BlueScope Steel Ltd.*	126,618	338,189
Boral Ltd.	49,244	253,564
Brambles Ltd.	96,881	654,467
Coca-Cola Amatil Ltd.	36,722	379,184
Commonwealth Bank of Australia	85,018	4,392,520
Computershare Ltd.	28,104	322,957
Crown Ltd.	53,627	402,632
CSL Ltd.	10,471	350,122
CSR Ltd.	163,232	247,956
David Jones Ltd.	40,250	175,481
Downer EDI Ltd.	37,566	260,668
Fairfax Media Ltd.	264,056	436,255
Foster’s Group Ltd.	95,328	462,858
Goodman Fielder Ltd.	183,583	240,957
Harvey Norman Holdings Ltd.	60,606	201,371
Incitec Pivot Ltd.	140,099	446,207
Insurance Australia Group Ltd.	69,829	248,679
Leighton Holdings Ltd.	20,189	722,688
Lend Lease Group(a)	86,933	690,994
Macquarie Group Ltd.	15,101	654,906
Metcash Ltd.	70,986	269,740
National Australia Bank Ltd.	125,791	3,177,383
OneSteel Ltd.	95,092	340,393
Orica Ltd.	17,023	418,582
Origin Energy Ltd.	31,097	472,376
QBE Insurance Group Ltd.	55,017	1,051,860
Rio Tinto Ltd.	13,246	953,174
Santos Ltd.	21,739	292,513
Sims Metal Management Ltd.	10,175	202,285
Sonic Healthcare Ltd.	31,715	418,305
Suncorp-Metway Ltd.	110,117	863,145
TABCORP Holdings Ltd.	41,615	263,555
Telstra Corp., Ltd.	866,480	2,377,942
Toll Holdings Ltd.	40,672	276,994
Wesfarmers Ltd.	62,429	1,821,581
Westpac Banking Corp.	133,933	3,422,381
Woodside Petroleum Ltd.	22,245	957,584
Woolworths Ltd.	37,667	968,034
WorleyParsons Ltd.	11,853	276,878

Total Australia		40,372,370

Investments	Shares	Value

Austria – 0.9%
Bank Austria Creditanstalt AG*(b)	3,774	$—
Erste Group Bank AG	20,141	847,561
OMV AG	18,167	682,881
Telekom Austria AG	46,890	656,675
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A*	13,300	528,909
voestalpine AG	30,681	1,243,358

Total Austria		3,959,384
Belgium – 1.1%
Anheuser-Busch InBev N.V.	21,688	1,094,460
Belgacom S.A.	32,876	1,286,492
Mobistar S.A.	11,144	687,072
Solvay S.A.	7,787	801,939
UCB S.A.	18,212	779,077

Total Belgium		4,649,040
Denmark – 0.3%
Novo Nordisk A/S Class B	19,820	1,540,743
Finland – 1.7%
Fortum Oyj	48,694	1,193,228
Kone Oyj Class B	18,855	780,688
Neste Oil Oyj*	45,972	803,063
Nokia Oyj	124,796	1,946,972
Rautaruukki Oyj	28,530	617,663
Sampo Oyj Class A	43,613	1,159,010
UPM–Kymmene Oyj	56,693	753,688

Total Finland		7,254,312
France – 13.1%
Accor S.A.	19,131	1,060,296
Aeroports de Paris	6,425	529,966
Air Liquide S.A.	7,291	876,841
Alstom S.A.	6,525	407,634
AXA S.A.	56,117	1,250,598
BNP Paribas	18,815	1,447,574
Bourbon S.A.	7,497	324,665
Bouygues S.A.	27,202	1,369,957
Carrefour S.A.	17,134	827,321
Casino Guichard Perrachon S.A.	9,709	823,048
Christian Dior S.A.	9,282	991,947
CNP Assurances	6,783	641,731
Compagnie de Saint-Gobain	32,843	1,582,058
Credit Agricole S.A.	93,383	1,637,580
Danone	17,058	1,029,420
Electricite de France	50,279	2,748,512
France Telecom S.A.	171,501	4,110,906
GDF Suez	87,376	3,381,333
ICADE	4,962	553,307
Klepierre	20,015	787,553
Lafarge S.A.	13,635	961,220
Lagardere SCA	13,269	537,910
Legrand S.A.	32,619	1,032,359
L’Oreal S.A.	9,623	1,013,805

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

LVMH Moet Hennessy Louis Vuitton S.A.	12,794	$1,498,142
Neopost S.A.	7,708	617,125
PagesJaunes Groupe	53,026	610,014
Pernod-Ricard S.A.	10,344	879,957
PPR	9,989	1,332,283
Safran S.A.	46,385	1,211,336
Sanofi-Aventis S.A.	51,404	3,838,725
Schneider Electric S.A.	15,778	1,853,965
Societe Generale	17,421	1,097,646
Sodexo	12,703	760,588
Suez Environnement S.A.	36,160	833,734
Thales S.A.	13,276	533,883
TOTAL S.A.	110,851	6,446,674
Vallourec S.A.	6,425	1,297,964
Veolia Environnement	29,273	1,017,166
Vinci S.A.	22,191	1,310,212
Vivendi S.A.	73,551	1,972,025

Total France		57,038,980
Germany – 8.0%
Allianz SE	21,404	2,688,518
BASF SE	55,382	3,441,123
Bayer AG	25,270	1,712,377
Bayerische Motoren Werke AG	11,154	515,861
Beiersdorf AG	10,709	641,705
Deutsche Bank AG	8,934	689,412
Deutsche Boerse AG	9,856	731,888
Deutsche Post AG	77,463	1,346,350
Deutsche Telekom AG	352,830	4,790,850
E.ON AG	93,177	3,446,335
Fresenius Medical Care AG & Co. KGaA	16,596	938,101
K+S AG	10,169	618,222
Linde AG	6,500	776,963
MAN SE	9,138	766,359
Merck KGAA	7,850	637,310
Metro AG	12,426	738,454
Muenchener Rueckversicherungs AG	11,360	1,846,851
RWE AG	32,839	2,914,899
SAP AG	32,056	1,555,426
Siemens AG	24,846	2,492,857
ThyssenKrupp AG	43,208	1,488,219
Volkswagen AG	2,278	220,389

Total Germany		34,998,469
Hong Kong – 4.8%
Cheung Kong (Holdings) Ltd.	65,000	837,122
China Merchants Holdings International Co., Ltd.	108,000	397,800
China Mobile Ltd.	598,500	5,757,846
China Overseas Land & Investment Ltd.	134,000	302,698
China Resources Enterprise	108,000	401,278
China Unicom Hong Kong Ltd.	480,000	540,291
CLP Holdings Ltd.	103,000	736,217
CNOOC Ltd.	1,748,300	2,877,545
Hang Lung Group Ltd.	68,000	360,812
Hang Lung Properties Ltd.	175,000	705,436

Investments	Shares	Value

Hang Seng Bank Ltd.	97,500	$1,358,649
Henderson Land Development Co., Ltd.	75,000	528,353
Hong Kong & China Gas Co., Ltd.	162,000	403,920
Hong Kong Exchanges and Clearing Ltd.	39,300	655,953
Hongkong Electric Holdings Ltd.	93,000	551,554
Hutchison Whampoa Ltd.	132,000	965,601
MTR Corp.	78,000	295,337
New World Development Ltd.	148,000	289,721
Shanghai Industrial Holdings Ltd.	58,000	265,921
Sino Land Co., Ltd.	210,000	411,632
Sinotrans Shipping Ltd.	488,500	233,407
Sun Hung Kai Properties Ltd.	66,000	992,801
Television Broadcasts Ltd.	45,000	217,909
Wharf Holdings Ltd.	136,000	766,289

Total Hong Kong		20,854,092
Ireland – 0.2%
CRH PLC	28,701	717,676
Italy – 4.8%
A2A SpA	325,065	610,945
Atlantia SpA	36,706	858,244
Edison SpA	434,091	662,551
Enel SpA	676,911	3,791,941
ENI SpA	250,589	5,889,678
Finmeccanica SpA	48,186	644,180
Mediaset SpA	160,962	1,385,193
Mediobanca SpA*	91,306	982,809
Parmalat SpA	288,577	791,685
Saipem SpA	32,193	1,248,003
Snam Rete Gas SpA	180,339	915,672
Telecom Italia SpA	725,110	1,045,902
Telecom Italia SpA RSP	793,456	896,477
Terna Rete Elettrica Nazionale SpA	172,634	748,075
Unione di Banche Italiane SCPA	40,516	547,674

Total Italy		21,019,029
Japan – 12.6%
ACOM Co., Ltd.	5,530	90,549
Advan Co., Ltd.	7,300	51,719
Advantest Corp.	5,200	130,111
Aeon Co., Ltd.	16,100	182,814
Aeon Credit Service Co., Ltd.	5,500	65,336
Aichi Corp.	4,100	17,771
Aisin Seiki Co., Ltd.	8,100	242,723
Ajinomoto Co., Inc.	24,000	237,842
Amada Co., Ltd.	25,000	209,760
Asahi Breweries Ltd.	12,500	234,509
Asahi Glass Co., Ltd.	34,000	383,155
Asahi Kasei Corp.	34,000	183,027
Astellas Pharma, Inc.	13,300	481,812
Bank of Yokohama Ltd. (The)	21,000	102,932
Belluna Co., Ltd.	3,750	15,933
Bridgestone Corp.	18,400	314,281
Brother Industries Ltd.	13,400	162,051
Canon Marketing Japan, Inc.	15,800	215,255

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

Canon, Inc.	35,200	$1,631,164
Casio Computer Co., Ltd.	10,900	83,873
Chiba Bank Ltd. (The)	26,000	155,544
Chiyoda Integre Co., Ltd.	7,700	103,831
Chubu Electric Power Co., Inc.	15,700	392,668
Chuetsu Pulp & Paper Co., Ltd.	7,000	12,586
Chugai Pharmaceutical Co., Ltd.	10,500	197,549
Chugoku Electric Power Co., Inc. (The)	10,600	210,775
Chuo Mitsui Trust Holdings, Inc.	51,000	191,577
Citizen Holdings Co., Ltd.	2,000	13,677
CKD Corp.	2,900	24,270
Coca-Cola West Co., Ltd.	10,000	163,634
Cosmo Oil Co., Ltd.	33,000	79,816
Credit Saison Co., Ltd.	5,200	80,693
Dai Nippon Printing Co., Ltd.	22,000	297,367
Daiichi Sankyo Co., Ltd.	29,400	550,935
Daikin Industries Ltd.	3,400	139,180
Daikoku Denki Co., Ltd.	1,000	17,616
Dainippon Sumitomo Pharma Co., Ltd.	16,900	155,001
Daito Trust Construction Co., Ltd.	4,700	226,851
Daiwa House Industry Co., Ltd.	27,000	304,848
Daiwa Securities Group, Inc.	7,000	36,858
DENSO Corp.	11,200	333,819
DIC Corp.	100,000	216,182
East Japan Railway Co.	3,600	250,428
Eisai Co., Ltd.	10,800	385,467
Electric Power Development Co., Ltd.	5,200	171,404
FamilyMart Co., Ltd.	5,200	165,561
Fanuc Ltd.	2,600	276,027
Fast Retailing Co., Ltd.	1,800	313,035
FUJIFILM Holdings Corp.	5,100	175,749
Fujitsu Ltd.	26,000	170,291
Fukuoka Financial Group, Inc.	41,500	176,322
Furukawa Electric Co., Ltd.	26,000	135,231
Hakuhodo DY Holdings, Inc.	200	10,531
Hamamatsu Photonics K.K.	7,400	209,313
Hankyu Hanshin Holdings, Inc.	27,000	125,118
Hirose Electric Co., Ltd.	800	92,295
Hiroshima Bank Ltd. (The)	44,000	186,002
Hisamitsu Pharmaceutical Co., Inc.	5,100	189,667
Hitachi Capital Corp.	7,400	105,409
Hitachi Chemical Co., Ltd.	9,900	214,020
Hitachi Construction Machinery Co., Ltd.	8,200	193,855
Hitachi High-Technologies Corp.	7,300	167,578
Hitachi Koki Co., Ltd.	11,200	120,702
Hitachi Metals Ltd.	8,000	84,161
Hokkaido Electric Power Co., Inc.	10,700	205,435
Hokuhoku Financial Group, Inc.	76,000	166,738
Hokuriku Electric Power Co.	7,400	162,825
Honda Motor Co., Ltd.	46,700	1,649,294
Honeys Co., Ltd.	3,320	28,496
HOYA CORP.	6,400	175,959
Ibiden Co., Ltd.	2,600	89,598
Idec Corp.	8,900	79,913

Investments	Shares	Value

Idemitsu Kosan Co., Ltd.	800	$60,616
Inabata & Co., Ltd.	13,300	62,771
Isetan Mitsukoshi Holdings Ltd.	600	6,453
Ito En Ltd.	2,600	40,263
ITOCHU Corp.	49,000	429,484
Itochu Techno-Solutions Corp.	5,000	164,277
Izumi Co., Ltd.	600	7,872
Japan Steel Works Ltd. (The)	8,000	91,695
Japan Tobacco, Inc.	135	502,783
JFE Holdings, Inc.	13,100	527,841
JGC Corp.	8,000	142,808
Joyo Bank Ltd. (The)	34,000	151,734
JS Group Corp.	13,100	266,795
JSR Corp.	9,900	206,921
JTEKT Corp.	600	7,089
Kajima Corp.	51,000	124,989
Kaneka Corp.	25,000	162,136
Kansai Electric Power Co., Inc. (The)	20,800	476,815
Kao Corp.	15,100	382,994
Kawasaki Heavy Industries Ltd.	33,000	91,117
KDDI Corp.	95	492,080
Kintetsu Corp.	34,000	105,886
Kirin Holdings Co., Ltd.	18,000	265,646
Kokuyo Co., Ltd.	600	5,002
Komatsu Ltd.	23,100	484,546
Konami Corp.	7,300	140,859
Konica Minolta Holdings, Inc.	13,000	151,787
Kubota Corp.	25,000	227,954
Kuraray Co., Ltd.	13,500	181,753
Kurita Water Industries Ltd.	3,400	96,244
Kyocera Corp.	2,500	243,739
Kyowa Hakko Kirin Co., Ltd.	17,000	175,567
Kyushu Electric Power Co., Inc.	13,900	302,724
Lawson, Inc.	5,200	222,046
Mabuchi Motor Co., Ltd.	2,700	155,458
Makita Corp.	5,900	194,478
Marubeni Corp.	52,000	323,330
Marui Group Co., Ltd.	28,500	206,796
Matsui Securities Co., Ltd.	600	4,289
Medipal Holdings Corp.	12,200	144,536
Mitsubishi Chemical Holdings Corp.	53,400	273,172
Mitsubishi Corp.	38,700	1,014,715
Mitsubishi Estate Co., Ltd.	8,000	130,993
Mitsubishi Gas Chemical Co., Inc.	27,000	162,682
Mitsubishi Heavy Industries Ltd.	49,000	202,943
Mitsubishi Tanabe Pharma Corp.	18,000	254,281
Mitsubishi UFJ Financial Group, Inc.	211,000	1,106,485
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,820	66,224
Mitsui & Co., Ltd.	37,600	632,166
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	14,961
Mitsui Fudosan Co., Ltd.	9,000	152,857
Mitsui O.S.K. Lines Ltd.	52,000	373,416
Mizuho Financial Group, Inc.	390,000	772,153
MS&AD Insurance Group Holdings	13,330	370,199

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

Namco Bandai Holdings, Inc.	10,100	$98,471
NGK Insulators Ltd.	1,000	20,409
Nikon Corp.	7,800	170,375
Nippon Electric Glass Co., Ltd.	8,000	112,757
Nippon Express Co., Ltd.	44,000	189,298
Nippon Mining Holdings, Inc.	25,000	114,913
Nippon Oil Corp.	44,000	218,022
Nippon Paper Group, Inc.	7,500	193,038
Nippon Steel Corp.	55,000	216,021
Nippon Telegraph & Telephone Corp.	41,100	1,733,027
Nippon Television Network Corp.	1,340	182,414
Nippon Yusen K.K.	51,000	201,402
Nipponkoa Insurance Co., Ltd.	17,000	105,340
Nisshin Seifun Group, Inc.	13,500	174,385
Nisshin Steel Co., Ltd.	52,000	108,519
Nissin Foods Holdings Co., Ltd.	5,200	175,021
Nitori Co., Ltd.	300	22,795
Nitto Denko Corp.	7,400	287,479
NOK Corp.	600	9,035
Nomura Real Estate Holdings, Inc.	8,900	137,348
Nomura Research Institute Ltd.	7,800	177,804
NSK Ltd.	26,000	205,351
NTN Corp.	27,000	121,939
NTT DoCoMo, Inc.	1,327	2,022,312
Obayashi Corp.	27,000	119,917
Odakyu Electric Railway Co., Ltd.	18,000	149,872
OJI Paper Co., Ltd.	43,000	188,677
Onward Holdings Co., Ltd.	17,000	132,631
Oracle Corp.	6,600	306,196
Oriental Land Co., Ltd.	2,600	181,421
Osaka Gas Co., Ltd.	51,000	182,845
Otsuka Corp.	2,500	158,926
Panasonic Corp.	46,700	714,694
Panasonic Electric Works Co., Ltd.	25,000	315,711
Park24 Co., Ltd.	16,200	165,745
Point, Inc.	60	3,596
Promise Co., Ltd.	6,500	60,311
Resona Holdings, Inc.	10,000	126,498
Ricoh Co., Ltd.	18,000	281,250
Sankei Building Co., Ltd. (The)	6,300	39,240
Sankyo Co., Ltd.	2,600	128,692
Secom Co., Ltd.	4,800	210,103
Sega Sammy Holdings, Inc.	9,800	118,724
Seikagaku Corp.	600	6,274
Seiko Epson Corp.	7,300	113,438
Sekisui Chemical Co., Ltd.	18,000	122,132
Sekisui House Ltd.	17,000	169,927
Seven & I Holdings Co., Ltd.	15,900	384,397
Sharp Corp.	24,000	300,257
Shikoku Electric Power Co., Inc.	5,000	141,749
Shimizu Corp.	33,000	137,735
Shin-Etsu Chemical Co., Ltd.	7,400	430,030
Shinko Electric Industries Co., Ltd.	600	9,285
Shinko Shoji Co., Ltd.	2,200	19,000

Investments	Shares	Value

Shionogi & Co., Ltd.	7,800	$148,420
Shiseido Co., Ltd.	18,500	401,916
Shizuoka Bank Ltd. (The)	18,000	156,999
Showa Corp.*	800	6,370
Showa Denko K.K.	99,000	223,555
Showa Shell Sekiyu K.K.	14,900	100,779
SMC Corp.	800	108,647
Softbank Corp.	600	14,788
Sohgo Security Services Co., Ltd.	600	6,954
Sojitz Corp.	54,700	105,958
Sompo Japan Insurance, Inc.	26,000	176,969
Sony Corp.	13,300	509,568
Square Enix Holdings Co., Ltd.	600	13,125
Stanley Electric Co., Ltd.	9,900	192,088
Starzen Co., Ltd.	35,000	93,268
Sumitomo Chemical Co., Ltd.	42,000	205,415
Sumitomo Corp.	39,800	457,887
Sumitomo Electric Industries Ltd.	16,100	197,459
Sumitomo Metal Industries Ltd.	159,000	481,560
Sumitomo Mitsui Financial Group, Inc.	13,100	433,208
Sumitomo Real Estate Sales Co., Ltd.	380	16,511
Sumitomo Realty & Development Co., Ltd.	11,000	209,429
Sumitomo Rubber Industries, Inc.	23,300	205,471
Sumitomo Trust & Banking Co., Ltd. (The)	42,000	246,319
Suzuken Co., Ltd.	5,200	183,369
Suzuki Motor Corp.	7,300	161,172
T&D Holdings, Inc.	4,400	104,208
Taisei Corp.	72,000	158,733
Taiyo Nippon Sanso Corp.	17,000	166,289
Takeda Pharmaceutical Co., Ltd.	29,200	1,285,938
Takefuji Corp.	18,370	78,246
TDK Corp.	4,400	292,894
Teijin Ltd.	43,000	144,499
Terumo Corp.	1,900	101,263
THK Co., Ltd.	600	13,099
Tobu Railway Co., Ltd.	26,000	144,414
Toho Co., Ltd.	600	9,670
Toho Gas Co., Ltd.	24,000	130,993
Tohoku Electric Power Co., Inc.	14,000	296,062
Tokai Rika Co., Ltd.	600	12,322
Token Corp.	70	2,002
Tokio Marine Holdings, Inc.	9,000	253,607
Tokyo Electric Power Co., Inc. (The)	21,600	576,062
Tokyo Electron Ltd.	800	53,082
Tokyo Gas Co., Ltd.	58,000	255,736
Tokyo Tatemono Co., Ltd.	21,000	75,514
Tokyu Corp.	26,000	108,797
Tokyu Land Corp.	31,000	118,440
Tokyu Livable, Inc.	2,200	20,060
TonenGeneral Sekiyu K.K.	22,000	185,766
Toppan Printing Co., Ltd.	24,000	216,781
Toray Industries, Inc.	26,000	151,926
TOTO Ltd.	18,000	122,710
Toyo Seikan Kaisha Ltd.	600	10,634

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

Toyoda Gosei Co., Ltd.	600	$16,830
Toyota Boshoku Corp.	600	11,533
Toyota Motor Corp.	52,200	2,092,134
Toyota Tsusho Corp.	10,000	156,892
Trend Micro, Inc.	5,000	174,443
Ube Industries Ltd.	6,000	15,411
UNY Co., Ltd.	2,200	18,200
Ushio, Inc.	1,200	20,368
USS Co., Ltd.	3,560	241,931
Yamada Denki Co., Ltd.	200	14,769
Yamaha Corp.	10,000	129,174
Yamatake Corp.	7,400	173,121
Yamato Holdings Co., Ltd.	16,800	236,250
Yamazen Corp.	9,900	42,062
Yokogawa Electric Corp.*	15,600	135,899

Total Japan		55,020,454
Netherlands – 2.5%
Akzo Nobel N.V.	17,350	990,581
Heineken N.V.	19,770	1,017,867
Koninklijke Ahold N.V.	48,404	646,440
Koninklijke DSM N.V.	20,136	899,527
Koninklijke KPN N.V.	96,107	1,525,397
Koninklijke Philips Electronics N.V.	59,832	1,921,958
Reed Elsevier N.V.	44,338	539,824
STMicroelectronics N.V.	72,803	726,016
Unilever N.V. CVA	58,763	1,780,675
Wolters Kluwer N.V.	33,295	723,301

Total Netherlands		10,771,586
New Zealand – 0.3%
Contact Energy Ltd.*	76,701	348,308
Fletcher Building Ltd.	59,275	351,189
Telecom Corp. of New Zealand Ltd.	269,550	415,033

Total New Zealand		1,114,530
Norway – 1.2%
Fred Olsen Energy ASA	26,301	1,008,049
Orkla ASA	93,849	830,865
Statoil ASA	156,359	3,624,678

Total Norway		5,463,592
Portugal – 0.8%
Banco Espirito Santo S.A.	86,962	470,673
Brisa Auto-Estradas de Portugal S.A.	77,179	655,826
EDP-Energias de Portugal S.A.	172,498	686,917
Galp Energia, SGPS, S.A. Class B	43,455	756,154
Portugal Telecom, SGPS, S.A.	100,456	1,125,203

Total Portugal		3,694,773
Singapore – 2.4%
CapitaLand Ltd.	180,000	511,141
Cosco Corp.(Singapore) Ltd.	326,000	289,146
DBS Group Holdings Ltd.	38,000	388,684
Fraser and Neave Ltd.	78,000	267,802
Jardine Cycle & Carriage Ltd.	21,000	441,315
Keppel Corp., Ltd.	95,000	619,720

Investments	Shares	Value

Oversea-Chinese Banking Corp., Ltd.	136,000	$847,294
Pacific Century Regional Developments Ltd.	1,530,000	213,404
SembCorp Industries Ltd.	105,000	310,182
SembCorp Marine Ltd.	141,000	422,581
SIA Engineering Co., Ltd.	163,000	413,898
Singapore Airlines Ltd.	86,000	935,017
Singapore Airport Terminal Services Ltd.	252,000	477,665
Singapore Exchange Ltd.	93,000	508,887
Singapore Press Holdings Ltd.	113,000	308,759
Singapore Technologies Engineering Ltd.	164,000	374,207
Singapore Telecommunications Ltd.	588,000	1,333,257
StarHub Ltd.	208,000	340,703
United Overseas Bank Ltd.	69,000	948,593
Wilmar International Ltd.	104,000	498,408

Total Singapore		10,450,663
Spain – 7.3%
Abertis Infraestructuras, S.A.	30,272	583,695
Acciona, S.A.	3,209	356,530
ACS Actividades de Construccion y Servicios, S.A.	14,579	673,869
Banco Bilbao Vizcaya Argentaria S.A.	188,200	2,579,638
Banco de Sabadell S.A.	97,492	539,274
Banco Espanol de Credito S.A.	66,050	697,103
Banco Pastor S.A.	46,417	269,755
Banco Popular Espanol S.A.	97,904	721,982
Banco Santander S.A.	518,882	6,908,653
Bolsas y Mercados Espanoles S.A.	22,714	609,154
Cia Espanola de Petroleos S.A.	10,031	282,860
Criteria Caixacorp S.A.	260,221	1,291,873
Ferrovial S.A.	85,526	833,221
Fomento de Construcciones y Contratas S.A.	15,212	557,912
Gas Natural SDG S.A.	85,560	1,582,592
Gestevision Telecinco S.A.	48,592	764,013
Iberdrola S.A.	194,578	1,652,103
Inditex S.A.	28,917	1,909,621
Mapfre S.A.	199,804	734,283
Red Electrica Corp. S.A.	8,069	433,833
Repsol YPF S.A.	72,615	1,722,416
Telefonica S.A.	241,425	5,729,827
Zardoya Otis, S.A.	22,888	397,342

Total Spain		31,831,549
Sweden – 2.8%
Atlas Copco AB Class A	67,288	1,047,139
Hennes & Mauritz AB Class B	36,551	2,382,392
Nordea Bank AB	102,455	1,014,300
Sandvik AB	96,264	1,207,145
Skanska AB Class B	66,474	1,211,809
Svenska Cellulosa AB Class B*	55,990	791,966
Svenska Handelsbanken AB Class A	41,700	1,226,028
Tele2 AB Class B	60,922	1,020,022
Telefonaktiebolaget LM Ericsson Class B	80,961	856,070
TeliaSonera AB*	190,560	1,356,982

Total Sweden		12,113,853

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (concluded)

WisdomTree DEFA Fund (DWM)

March 31, 2010

Investments	Shares	Value

Switzerland – 5.5%
Adecco S.A.	18,352	$1,043,530
Compagnie Financiere Richemont S.A. Class A	43,921	1,703,762
Geberit AG	5,801	1,039,997
Holcim Ltd.*	16,632	1,242,008
Kuehne + Nagel International AG	6,571	666,121
Nestle S.A.	106,850	5,481,830
Novartis AG	94,377	5,106,427
Roche Holding AG	19,562	3,178,093
SGS S.A.	782	1,080,260
Swisscom AG	3,111	1,137,345
Syngenta AG	2,279	633,976
Zurich Financial Services AG	7,212	1,852,077

Total Switzerland		24,165,426
United Kingdom – 19.2%
Admiral Group PLC	39,860	798,120
Antofagasta PLC	83,831	1,322,498
Associated British Foods PLC	56,812	843,253
AstraZeneca PLC	64,415	2,871,731
Aviva PLC	169,717	991,931
BAE Systems PLC	192,523	1,084,338
BG Group PLC	34,517	597,153
BHP Billiton PLC	75,730	2,596,172
BP PLC	1,092,770	10,333,624
British American Tobacco PLC	70,976	2,445,577
British Land Co. PLC	120,683	880,721
British Sky Broadcasting Group PLC	72,836	665,120
BT Group PLC	1,129,707	2,123,216
Cable & Wireless Communications PLC	332,856	279,467
Cable & Wireless Worldwide*	332,856	464,517
Centrica PLC	241,218	1,075,391
Compass Group PLC	139,616	1,113,982
Diageo PLC	94,717	1,589,060
Drax Group PLC	96,362	546,097
Eurasian Natural Resources Corp. PLC	61,331	1,108,954
GlaxoSmithKline PLC	220,259	4,228,175
HSBC Holdings PLC	692,439	7,016,412
Imperial Tobacco Group PLC	39,659	1,209,191
International Power PLC	149,786	724,574
J. Sainsbury PLC	138,278	687,154
Legal & General Group PLC	493,635	659,314
Man Group PLC	204,129	747,789
Marks & Spencer Group PLC	164,527	923,663
National Grid PLC	142,183	1,383,571
Pearson PLC	66,636	1,047,191
Prudential PLC	117,795	978,291
Reckitt Benckiser Group PLC	17,058	935,909
Reed Elsevier PLC	74,586	594,548
Rio Tinto PLC	34,624	2,050,951
Royal Dutch Shell PLC Class A	167,044	4,839,733
Royal Dutch Shell PLC Class B	151,324	4,167,362
RSA Insurance Group PLC	333,574	645,148
SABMiller PLC	44,482	1,303,613

Investments	Shares	Value

Scottish & Southern Energy PLC	47,774	$797,877
Segro PLC	191,729	929,505
Severn Trent PLC	35,442	642,456
Standard Chartered PLC	75,816	2,067,221
Standard Life PLC	205,054	623,026
Tesco PLC	204,129	1,348,342
Unilever PLC	54,040	1,586,183
United Utilities Group PLC	107,357	910,331
Vodafone Group PLC	2,723,040	6,278,483
WM Morrison Supermarkets PLC	158,619	706,188

Total United Kingdom		83,763,123
United States – 0.2%
Kraft Foods, Inc. Class A	22,189	670,991
TOTAL COMMON STOCKS (Cost: $423,249,816)		431,464,635
RIGHTS – 0.0%
Germany – 0.0%
Volkswagen AG, expiring 4/13/10*	2,278	1,418
Spain – 0.0%
Banco Pastor S.A., expiring 4/19/10*	46,417	6,029
TOTAL RIGHTS (Cost: $0)		7,447
TOTAL LONG-TERM INVESTMENTS (Cost: $423,249,816)		431,472,082
SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $3,252,437)	3,252,437	3,252,437
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $426,502,253)		434,724,519
Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		1,181,085

NET ASSETS – 100.0%		$435,905,604

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Escrow security – additional shares issued as a result of a corporate action.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 11.4%
Amcor Ltd.	76,648	$449,545
AMP Ltd.	74,021	425,305
Australia & New Zealand Banking Group Ltd.	72,073	1,677,619
AXA Asia Pacific Holdings Ltd.	64,598	374,721
Bendigo and Adelaide Bank Ltd.	6,068	55,695
Brambles Ltd.	72,691	491,055
Challenger Financial Services Group Ltd.	36,501	140,710
Commonwealth Bank of Australia	44,623	2,305,481
Crown Ltd.	69,342	520,620
FKP Property Group	578,266	379,494
Foster’s Group Ltd.	91,295	443,276
Leighton Holdings Ltd.(a)	15,184	543,529
Lend Lease Group(b)	15,625	124,197
Macquarie Group Ltd.	11,711	507,887
National Australia Bank Ltd.	67,011	1,692,646
Orica Ltd.	18,729	460,531
QBE Insurance Group Ltd.	28,717	549,035
Suncorp-Metway Ltd.	84,742	664,245
Telstra Corp., Ltd.	498,938	1,369,271
Wesfarmers Ltd.	41,910	1,222,869
Westpac Banking Corp.	68,805	1,758,170

Total Australia		16,155,901
Austria – 0.7%
Bank Austria Creditanstalt AG*(c)	3,058	—
Telekom Austria AG	24,568	344,065
voestalpine AG	14,485	587,009

Total Austria		931,074
Belgium – 1.0%
Belgacom S.A.	19,657	769,211
Mobistar S.A.	4,951	305,249
Solvay S.A.	3,697	380,733

Total Belgium		1,455,193
Finland – 1.7%
Fortum Oyj(a)	26,029	637,831
Neste Oil Oyj*	21,989	384,115
Poyry Oyj	14,102	205,125
Rautaruukki Oyj(a)	15,291	331,044
Sampo Oyj Class A	20,442	543,244
UPM-Kymmene Oyj(a)	25,643	340,903

Total Finland		2,442,262
France – 14.7%
Accor S.A.	10,523	583,216
Bouygues S.A.	13,484	679,086
Casino Guichard Perrachon S.A.	4,953	419,874
Compagnie de Saint-Gobain	16,663	802,662
Credit Agricole S.A.	49,707	871,670
France Telecom S.A.	103,558	2,482,301
GDF Suez	51,209	1,981,719
Klepierre	8,649	340,322
Lagardere SCA(a)	7,062	286,285

Investments	Shares	Value

Legrand S.A.	14,089	$445,903
Neopost S.A.	3,671	293,911
PagesJaunes Groupe(a)	28,332	325,933
PPR	4,347	579,781
Safran S.A.	20,985	548,020
Sanofi-Aventis S.A.	27,577	2,059,383
Schneider Electric S.A.	8,681	1,020,045
Suez Environnement S.A.	15,652	360,885
TOTAL S.A.	65,158	3,789,343
Vallourec S.A.	3,026	611,306
Veolia Environnement	13,692	475,764
Vinci S.A.	12,952	764,718
Vivendi S.A.	44,112	1,182,716

Total France		20,904,843
Germany – 9.0%
Allianz SE	11,763	1,477,529
BASF SE	29,395	1,826,439
Deutsche Post AG	39,613	688,496
Deutsche Telekom AG	191,149	2,595,489
E.ON AG	52,010	1,923,692
K+S AG	6,514	396,017
MAN SE(a)	5,355	449,098
Muenchener Rueckversicherungs AG	6,313	1,026,335
RWE AG	19,160	1,700,705
ThyssenKrupp AG	22,414	772,009

Total Germany		12,855,809
Hong Kong – 1.1%
CLP Holdings Ltd.	57,024	407,592
Hang Seng Bank Ltd.	60,118	837,736
Hongkong Electric Holdings Ltd.	57,518	341,121

Total Hong Kong		1,586,449
Italy – 7.1%
A2A SpA	147,818	277,817
Atlantia SpA	18,027	421,499
Edison SpA(a)	191,472	292,243
Enel SpA	375,975	2,106,149
ENI SpA	141,305	3,321,139
Mediaset SpA	80,536	693,070
Mediobanca SpA*	50,237	540,746
Parmalat SpA	119,686	328,348
Snam Rete Gas SpA	96,674	490,863
Telecom Italia SpA	317,884	458,517
Telecom Italia SpA RSP	392,643	443,623
Terna Rete Elettrica Nazionale SpA	84,988	368,279
Unione di Banche Italiane SCPA	21,884	295,816

Total Italy		10,038,109
Japan – 1.6%
Daiichi Sankyo Co., Ltd.	21,900	410,391
Eisai Co., Ltd.(a)	7,800	278,392
Mitsui O.S.K. Lines Ltd.	60,000	430,865
Mizuho Financial Group, Inc.(a)	258,200	511,205

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2010

Investments	Shares	Value

Takeda Pharmaceutical Co., Ltd.(a)	14,800	$651,776

Total Japan		2,282,629
Netherlands – 3.4%
Akzo Nobel N.V.	8,276	472,510
Koninklijke DSM N.V.(a)	7,467	333,570
Koninklijke KPN N.V.	49,715	789,070
Koninklijke Philips Electronics N.V.(a)	30,690	985,842
Reed Elsevier N.V.	28,929	352,216
STMicroelectronics N.V.	33,194	331,022
Unilever N.V. CVA	39,472	1,196,107
Wolters Kluwer N.V.	20,326	441,562

Total Netherlands		4,901,899
New Zealand – 0.2%
Telecom Corp. of New Zealand Ltd.	185,427	285,506
Norway – 1.9%
Fred Olsen Energy ASA	9,952	381,434
Orkla ASA	46,596	412,524
Statoil ASA	82,293	1,907,697

Total Norway		2,701,655
Portugal – 1.0%
Brisa Auto-Estradas de Portugal S.A.	41,048	348,804
EDP-Energias de Portugal S.A.	104,964	417,985
Portugal Telecom, SGPS, S.A.	55,805	625,069

Total Portugal		1,391,858
Singapore – 2.3%
DBS Group Holdings Ltd.	52,000	531,884
K1 Ventures Ltd.	995,000	120,990
Keppel Corp., Ltd.	83,000	541,440
Pacific Century Regional Developments Ltd.	952,000	132,785
Singapore Airlines Ltd.	63,000	684,954
Singapore Airport Terminal Services Ltd.	168,180	318,785
Singapore Exchange Ltd.	62,000	339,258
Singapore Technologies Engineering Ltd.	230,000	524,802

Total Singapore		3,194,898
Spain – 11.2%
Abertis Infraestructuras, S.A.(a)	14,964	288,531
ACS Actividades de Construccion y Servicios, S.A.	9,647	445,902
Banco Bilbao Vizcaya Argentaria S.A.	102,068	1,399,036
Banco de Sabadell S.A.(a)	46,980	259,868
Banco Espanol de Credito S.A.(a)	30,389	320,731
Banco Pastor S.A.(a)	27,337	158,871
Banco Popular Espanol S.A.(a)	49,451	364,671
Banco Santander S.A.*	277,832	3,697,980
Bolsas y Mercados Espanoles S.A.(a)	9,383	251,637
Criteria Caixacorp S.A.	113,435	563,151
Fomento de Construcciones y Contratas S.A.(a)	7,919	290,435
Gas Natural SDG S.A.	45,184	835,763
Gestevision Telecinco S.A.(a)	29,906	470,212
Iberdrola S.A.	114,727	974,112
Inditex S.A.	16,310	1,077,080

Investments	Shares	Value

Mapfre S.A.(a)	97,328	$357,682
Repsol YPF S.A.	40,327	956,550
Telefonica S.A.	137,957	3,274,184

Total Spain		15,986,396
Sweden – 3.0%
Hennes & Mauritz AB Class B(a)	20,875	1,360,631
Sandvik AB	51,123	641,080
Skanska AB Class B	27,787	506,552
Svenska Handelsbanken AB Class A	21,213	623,686
Tele2 AB Class B	26,713	447,258
TeliaSonera AB(a)	100,867	718,276

Total Sweden		4,297,483
Switzerland – 4.1%
Compagnie Financiere Richemont S.A. Class A	21,156	820,673
Holcim Ltd.*	8,063	602,111
Novartis AG	54,193	2,932,204
Swisscom AG	1,396	510,361
Zurich Financial Services AG	3,886	997,944

Total Switzerland		5,863,293
United Kingdom – 23.9%
Aberdeen Asset Management PLC	83,383	164,429
Antofagasta PLC	46,490	733,415
AstraZeneca PLC	36,519	1,628,079
Aviva PLC	89,974	525,864
BP PLC	611,361	5,781,248
British American Tobacco PLC	51,199	1,764,133
British Land Co. PLC	54,209	395,607
BT Group PLC	560,874	1,054,129
Cable & Wireless Communications PLC	145,347	122,034
Cable & Wireless Worldwide*	145,347	202,839
Centrica PLC	125,697	560,379
Drax Group PLC	44,738	253,537
Electrocomponents PLC	28,059	93,638
GlaxoSmithKline PLC	124,758	2,394,901
HSBC Holdings PLC	380,956	3,860,187
Intermediate Capital Group PLC	14,050	57,757
International Power PLC	79,807	386,058
Investec PLC	11,459	93,690
Legal & General Group PLC	254,302	339,654
Man Group PLC	92,524	338,945
Marks & Spencer Group PLC	74,484	418,157
National Grid PLC	78,615	764,996
Pearson PLC	41,459	651,532
Prudential PLC	63,439	526,863
Royal Dutch Shell PLC Class A	93,267	2,702,206
Royal Dutch Shell PLC Class B	85,620	2,357,917
RSA Insurance Group PLC	185,835	359,414
Scottish & Southern Energy PLC	25,661	428,566
Segro PLC	106,305	515,368
Severn Trent PLC	16,951	307,270
Standard Life PLC	110,032	334,316

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

March 31, 2010

Investments	Shares	Value

United Utilities Group PLC	54,169	$459,325
Vodafone Group PLC	1,481,521	3,415,926

Total United Kingdom		33,992,379
TOTAL COMMON STOCKS (Cost: $151,369,436)		141,267,636
RIGHTS – 0.0%
Spain – 0.0%
Banco Pastor S.A., expiring 4/19/10*(a) (Cost: $0)	27,337	3,551
TOTAL LONG-TERM INVESTMENTS (Cost: $151,369,436)		141,271,187
SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(d)
(Cost: $1,035,452)	1,035,452	1,035,452
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.9%
MONEY MARKET FUND – 5.9%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(e)
(Cost: $8,375,068)(f)	8,375,068	8,375,068
TOTAL INVESTMENTS IN SECURITIES – 105.9% (Cost: $160,779,956)		150,681,707
Liabilities in Excess of Foreign Currency and Other Assets – (5.9)%		(8,384,209)

NET ASSETS – 100.0%		$142,297,498

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Escrow security – additional shares issued as a result of a corporate action.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(e)	Interest rate shown reflects yield as of March 31, 2010.

(f)	At March 31, 2010, the total market value of the Fund’s securities on loan was $6,879,952 and the total market value of the collateral held by the Fund was $8,375,068.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments

WisdomTree Global Equity Income Fund (DEW)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 5.7%
Amcor Ltd.	12,452	$73,032
AMP Ltd.	11,880	68,259
Australia & New Zealand Banking Group Ltd.	11,715	272,686
AXA Asia Pacific Holdings Ltd.	10,494	60,874
Brambles Ltd.	11,814	79,808
Commonwealth Bank of Australia	7,249	374,525
Crown Ltd.	11,264	84,570
Foster’s Group Ltd.	14,828	71,996
Leighton Holdings Ltd.	865	30,964
Macquarie Group Ltd.	1,903	82,530
National Australia Bank Ltd.	10,890	275,073
Orica Ltd.	3,047	74,923
QBE Insurance Group Ltd.	4,664	89,170
Suncorp-Metway Ltd.	13,772	107,951
Telstra Corp., Ltd.	81,037	222,396
Wesfarmers Ltd.	6,809	198,676
Westpac Banking Corp.	11,176	285,580

Total Australia		2,453,013
Austria – 0.3%
Telekom Austria AG	3,960	55,458
voestalpine AG	2,266	91,830

Total Austria		147,288
Belgium – 0.6%
Belgacom S.A.	3,201	125,260
Mobistar S.A.	803	49,508
Solvay S.A.	605	62,306

Total Belgium		237,074
Brazil – 2.0%
Banco do Brasil S.A.	22,300	371,604
Centrais Eletricas Brasileiras S.A.	900	13,263
Cia Siderurgica Nacional S.A.	21,800	432,897
CPFL Energia S.A.	600	11,999
Natura Cosmeticos S.A.	500	10,161
Redecard S.A.	400	7,374
Souza Cruz S.A.	800	27,873

Total Brazil		875,171
Canada – 6.2%
Bank of Montreal	2,155	130,950
Bank of Nova Scotia	3,728	186,960
BCE, Inc.	21,843	642,663
Canadian Oil Sands Trust	5,043	151,357
Enerplus Resources Fund	4,853	115,137
Great-West Lifeco, Inc.	900	25,868
Husky Energy, Inc.	4,428	127,138
Manulife Financial Corp.*	2,200	43,456
Penn West Energy Trust	11,445	242,651
Power Financial Corp.	2,110	69,671
Royal Bank of Canada	4,531	265,460
Sun Life Financial, Inc.	1,400	45,082
Toronto-Dominion Bank (The)	3,633	271,074

Investments	Shares	Value

Transcanada Corp.	9,661	$354,426

Total Canada		2,671,893
Chile – 0.3%
Aguas Andinas S.A. Class A	102,253	45,792
Banco Santander Chile	1,446,835	94,985

Total Chile		140,777
Czech Republic – 0.7%
CEZ AS	1,450	68,565
Komercni Banka AS	691	140,378
Telefonica O2 Czech Republic AS	3,003	70,201

Total Czech Republic		279,144
Finland – 0.8%
Fortum Oyj	4,235	103,777
Metso Oyj	101	3,268
Neste Oil Oyj	3,575	62,450
Rautaruukki Oyj	2,486	53,821
Sampo Oyj Class A	3,135	83,312
UPM-Kymmene Oyj	4,169	55,423

Total Finland		362,051
France – 7.9%
Accor S.A.	1,716	95,106
Bouygues S.A.	1,724	86,825
Casino Guichard Perrachon S.A.	803	68,072
Compagnie de Saint-Gobain	2,406	115,898
Credit Agricole S.A.	9,320	163,437
France Telecom S.A.	16,390	392,871
GDF Suez	9,116	352,777
Klepierre	1,364	53,671
Lagardere SCA	1,155	46,822
Legrand S.A.	2,288	72,413
Neopost S.A.	594	47,557
PagesJaunes Groupe	4,389	50,491
PPR	704	93,896
Safran S.A.	2,910	75,994
Sanofi-Aventis S.A.	4,743	354,196
Schneider Electric S.A.	1,408	165,445
Suez Environnement S.A.	2,541	58,587
TOTAL S.A.	11,052	642,743
Vallourec S.A.	345	69,696
Veolia Environnement	2,233	77,591
Vinci S.A.	2,079	122,749
Vivendi S.A.	7,172	192,293

Total France		3,399,130
Germany – 4.8%
Allianz SE	2,007	252,096
BASF SE	4,774	296,629
Deutsche Post AG	6,435	111,844
Deutsche Telekom AG	30,437	413,284
E.ON AG	8,448	312,466
K+S AG	1,056	64,199
MAN SE	748	62,731

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2010

Investments	Shares	Value

Muenchener Rueckversicherungs AG	990	$160,949
RWE AG	3,260	289,369
ThyssenKrupp AG	3,542	121,998

Total Germany		2,085,565
Greece – 0.2%
Hellenic Telecommunications Organization S.A.	939	11,676
Piraeus Bank S.A.*	7,933	69,450

Total Greece		81,126
Hong Kong – 0.8%
CLP Holdings Ltd.	16,000	114,364
Hang Seng Bank Ltd.	9,900	137,955
Hongkong Electric Holdings Ltd.	17,500	103,787

Total Hong Kong		356,106
Israel – 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	11,680	33,166
Israel Chemicals Ltd.	10,740	145,361

Total Israel		178,527
Italy – 3.9%
A2A SpA	24,013	45,131
Atlantia SpA	2,937	68,672
Edison SpA	31,108	47,480
Enel SpA	61,072	342,115
ENI SpA	22,957	539,566
Fondiaria-Sai SpA	248	3,738
Mediaset SpA	13,090	112,649
Mediobanca SpA*	7,073	76,133
Parmalat SpA	19,448	53,354
Snam Rete Gas SpA	27,225	138,235
Telecom Italia SpA	51,634	74,477
Telecom Italia SpA RSP	63,778	72,059
Terna Rete Elettrica Nazionale SpA	17,905	77,588
Unione di Banche Italiane SCPA	2,629	35,537

Total Italy		1,686,734
Japan – 1.0%
Daiichi Sankyo Co., Ltd.	4,400	82,453
Eisai Co., Ltd.	1,100	39,260
Mitsui O.S.K. Lines Ltd.	11,000	78,992
Mizuho Financial Group, Inc.	41,800	82,759
Takeda Pharmaceutical Co., Ltd.	3,300	145,329

Total Japan		428,793
Malaysia – 1.2%
British American Tobacco Malaysia Bhd	1,000	13,532
Nestle Malaysia Bhd	8,000	83,728
Petronas Dagangan Bhd	11,300	31,350
Petronas Gas Bhd	26,300	79,013
Public Bank Bhd	9,132	32,586
Sime Darby Bhd	92,000	245,653
YTL Power International Bhd	13,000	8,728

Total Malaysia		494,590

Investments	Shares	Value

Netherlands – 1.9%
Akzo Nobel N.V.	1,353	$77,248
Koninklijke DSM N.V.	1,221	54,545
Koninklijke KPN N.V.	8,074	128,150
Koninklijke Philips Electronics N.V.	4,994	160,420
Reed Elsevier N.V.	4,708	57,321
STMicroelectronics N.V.	5,390	53,751
Unilever N.V. CVA	6,413	194,331
Wolters Kluwer N.V.	3,300	71,689

Total Netherlands		797,455
New Zealand – 0.1%
Telecom Corp. of New Zealand Ltd.	30,118	46,373
Norway – 1.0%
Fred Olsen Energy ASA	1,595	61,132
Orkla ASA	4,968	43,983
Statoil ASA	13,365	309,824

Total Norway		414,939
Philippines – 0.2%
Globe Telecom, Inc.	1,700	37,619
Philippine Long Distance Telephone Co.	800	42,841

Total Philippines		80,460
Poland – 0.2%
Polskie Gornictwo Naftowe I Gazownictwo S.A.	35,033	44,941
Telekomunikacja Polska S.A.	9,017	51,230

Total Poland		96,171
Portugal – 0.5%
Brisa Auto-Estradas de Portugal S.A.	6,666	56,644
EDP-Energias de Portugal S.A.	17,050	67,896
Portugal Telecom, SGPS, S.A.	9,064	101,526

Total Portugal		226,066
Russia – 0.7%
Gazprom Neft JSC, ADR	1,600	41,936
Mechel, ADR	5,000	142,100
Novolipetsk Steel OJSC Reg S, GDR*	3,400	117,810

Total Russia		301,846
Singapore – 1.0%
DBS Group Holdings Ltd.	11,000	112,514
Keppel Corp., Ltd.	11,000	71,757
Singapore Airlines Ltd.	11,000	119,595
Singapore Exchange Ltd.	11,000	60,191
Singapore Technologies Engineering Ltd.	33,000	75,298

Total Singapore		439,355
South Africa – 1.9%
ABSA Group Ltd.	900	17,439
African Bank Investments Ltd.	32,441	157,259
ArcelorMittal South Africa Ltd.*	7,976	100,526
Exxaro Resources Ltd.	2,946	50,504
FirstRand Ltd.	14,229	39,138
Impala Platinum Holdings Ltd.	2,500	72,849

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2010

Investments	Shares	Value

Kumba Iron Ore Ltd.	2,500	$120,133
Standard Bank Group Ltd.	4,900	76,463
Telkom S.A. Ltd.	34,675	161,242
Tiger Brands Ltd.	500	12,486

Total South Africa		808,039
South Korea – 0.2%
SK Telecom Co., Ltd.	414	63,484
Spain – 6.3%
Abertis Infraestructuras, S.A.	2,431	46,874
ACS Actividades de Construccion y Servicios, S.A.	1,573	72,707
Banco Bilbao Vizcaya Argentaria S.A.	16,577	227,219
Banco de Sabadell S.A.	7,634	42,227
Banco Espanol de Credito S.A.	4,939	52,127
Banco Popular Espanol S.A.	8,041	59,298
Banco Santander S.A.	47,581	633,517
Bolsas y Mercados Espanoles S.A.	1,529	41,005
Criteria Caixacorp S.A.	22,736	112,873
Enagas	842	18,485
Fomento de Construcciones y Contratas S.A.	1,287	47,202
Gas Natural SDG S.A.	7,337	135,712
Gestevision Telecinco S.A.	6,185	97,247
Iberdrola S.A.	18,634	158,216
Inditex S.A.	2,651	175,067
Mapfre S.A.	21,702	79,755
Repsol YPF S.A.	6,556	155,507
Telefonica S.A.	22,901	543,518

Total Spain		2,698,556
Sweden – 1.5%
Hennes & Mauritz AB Class B	3,388	220,830
Sandvik AB	5,205	65,270
Skanska AB Class B	4,521	82,417
Svenska Handelsbanken AB Class A	3,454	101,551
Tele2 AB Class B	4,345	72,749
TeliaSonera AB	16,390	116,714

Total Sweden		659,531
Switzerland – 2.5%
Compagnie Financiere Richemont S.A. Class A	3,443	133,559
Holcim Ltd.*	1,589	118,660
Novartis AG	10,251	554,648
Swisscom AG	231	84,451
Zurich Financial Services AG	741	190,292

Total Switzerland		1,081,610
Taiwan – 4.1%
Advanced Semiconductor Engineering, Inc.	141,000	128,755
Asia Cement Corp.	10,000	9,761
Asustek Computer, Inc.	41,000	71,393
AU Optronics Corp.	87,000	98,895
Chang Hwa Commercial Bank	224,000	101,568
Far Eastern New Century Corp.	51,000	56,046
Far EasTone Telecommunications Co., Ltd.	22,000	26,324
First Financial Holding Co., Ltd.	191,000	104,948
Formosa Chemicals & Fibre Corp.	50,000	116,978

Investments	Shares	Value

Formosa Petrochemical Corp.	72,000	$189,760
Formosa Plastics Corp.	4,000	8,817
HTC Corp.	6,000	70,092
MediaTek, Inc.	1,000	17,350
Mega Financial Holding Co., Ltd.	325,000	188,299
Nan Ya Plastics Corp.	92,000	187,720
Siliconware Precision Industries Co.	71,000	85,626
Taiwan Cement Corp.	40,000	37,723
Taiwan Mobile Co., Ltd.	24,000	45,192
Taiwan Semiconductor Manufacturing Co., Ltd.	95,000	183,969
United Microelectronics Corp.*	73,000	38,732

Total Taiwan		1,767,948
Thailand – 0.3%
Advanced Info Service PCL	3,300	8,803
PTT Chemical PCL	40,200	118,107

Total Thailand		126,910
Turkey – 0.4%
Tupras Turkiye Petrol Rafine	1,200	27,198
Turk Telekomunikasyon A.S.	17,400	58,297
Turkcell Iletisim Hizmet A.S.	15,600	94,797

Total Turkey		180,292
United Kingdom – 13.5%
Antofagasta PLC	7,557	119,217
AstraZeneca PLC	5,929	264,325
Aviva PLC	32,119	187,723
BAE Systems PLC	9,700	54,633
BP PLC	101,303	957,957
British American Tobacco PLC	8,316	286,539
British Land Co. PLC	5,764	42,065
BT Group PLC	96,098	180,610
Cable & Wireless Communications PLC	23,617	19,829
Cable & Wireless Worldwide*	23,617	32,959
Centrica PLC	20,416	91,018
Diageo PLC	4,100	68,785
Drax Group PLC	7,271	41,206
GlaxoSmithKline PLC	20,262	388,957
HSBC Holdings PLC	60,181	609,808
International Power PLC	12,969	62,736
Legal & General Group PLC	69,616	92,981
Man Group PLC	15,037	55,085
Marks & Spencer Group PLC	12,100	67,930
National Grid PLC	12,771	124,274
Pearson PLC	6,743	105,967
Prudential PLC	16,807	139,583
Royal Dutch Shell PLC Class A	15,890	460,378
Royal Dutch Shell PLC Class B	14,681	404,305
RSA Insurance Group PLC	30,184	58,377
Scottish & Southern Energy PLC	4,169	69,627
Segro PLC	14,102	68,367
Severn Trent PLC	2,761	50,048
Standard Life PLC	17,875	54,311
United Utilities Group PLC	8,800	74,619

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2010

Investments	Shares	Value

Vodafone Group PLC	240,636	$554,832

Total United Kingdom		5,789,051
United States – 26.0%
AGL Resources, Inc.	384	14,842
Alcoa, Inc.	3,300	46,992
Alliant Energy Corp.	570	18,958
Allstate Corp. (The)	2,300	74,313
Altria Group, Inc.	13,158	270,002
AMB Property Corp.	608	16,562
Ameren Corp.	1,686	43,971
American Electric Power Co., Inc.	1,952	66,719
American Water Works Co., Inc.	608	13,230
Arthur J. Gallagher & Co.	606	14,877
AT&T, Inc.	32,850	848,844
Atmos Energy Corp.	444	12,685
AvalonBay Communities, Inc.	384	33,158
Avery Dennison Corp.	600	21,846
Bank of America Corp.	45,500	812,175
BB&T Corp.	3,800	123,082
Boston Properties, Inc.	600	45,264
Bristol-Myers Squibb Co.	9,840	262,728
Capitol Federal Financial	310	11,613
Caterpillar, Inc.	2,500	157,125
CBS Corp. Class B	4,471	62,326
CenterPoint Energy, Inc.	1,936	27,801
CenturyTel, Inc.	1,638	58,083
Cincinnati Financial Corp.	1,032	29,825
Comerica, Inc.	1,000	38,040
Consolidated Edison, Inc.	1,424	63,425
Constellation Energy Group, Inc.	900	31,599
Diamond Offshore Drilling, Inc.	700	62,167
Dominion Resources, Inc.	2,420	99,486
Dow Chemical Co. (The)	6,600	195,162
DPL, Inc.	504	13,704
DTE Energy Co.	952	42,459
Duke Energy Corp.	6,618	108,006
Duke Realty Corp.	2,052	25,445
E.I. du Pont de Nemours & Co.	4,856	180,837
Eastman Chemical Co.	300	19,104
Eaton Corp.	600	45,462
Edison International	1,000	34,170
Eli Lilly & Co.	5,314	192,473
Equity Residential	1,942	76,029
Exelon Corp.	2,270	99,449
Federal Realty Investment Trust	258	18,785
Fidelity National Financial, Inc. Class A	1,250	18,525
Fifth Third Bancorp	2,100	28,539
FirstEnergy Corp.	1,406	54,961
Fortune Brands, Inc.	500	24,255
Frontier Communications Corp.	4,050	30,132
General Electric Co.	87,100	1,585,220
Genuine Parts Co.	696	29,399
H.J. Heinz Co.	1,220	55,644

Investments	Shares	Value

Harley-Davidson, Inc.	1,300	$36,491
Hartford Financial Services Group, Inc.	2,000	56,840
HCP, Inc.	1,784	58,872
Health Care REIT, Inc.	674	30,485
Integrys Energy Group, Inc.	616	29,186
International Paper Co.	2,000	49,220
KeyCorp	2,200	17,050
Kimberly-Clark Corp.	1,580	99,350
Kimco Realty Corp.	3,734	58,400
Kraft Foods, Inc. Class A	5,556	168,013
Legg Mason, Inc.	500	14,335
Leggett & Platt, Inc.	928	20,082
Liberty Property Trust	796	27,016
Lincoln National Corp.	1,300	39,910
Lorillard, Inc.	787	59,214
Ltd. Brands, Inc.	1,376	33,877
M&T Bank Corp.	540	42,865
Marsh & McLennan Cos., Inc.	1,734	42,344
Masco Corp.	2,500	38,800
Mattel, Inc.	1,328	30,199
Maxim Integrated Products, Inc.	1,274	24,703
MeadWestvaco Corp.	872	22,280
Merck & Co., Inc.	10,364	387,095
Microchip Technology, Inc.	912	25,682
Nationwide Health Properties, Inc.	600	21,090
New York Community Bancorp, Inc.	2,788	46,114
Newell Rubbermaid, Inc.	1,200	18,240
NiSource, Inc.	1,928	30,462
NSTAR	404	14,310
OGE Energy Corp.	396	15,420
Old Republic International Corp.	1,456	18,462
Oneok, Inc.	438	19,995
Paychex, Inc.	1,418	43,533
Pepco Holdings, Inc.	1,442	24,730
Pfizer, Inc.	41,752	716,047
PG&E Corp.	1,258	53,364
Philip Morris International, Inc.	8,405	438,405
Pinnacle West Capital Corp.	600	22,638
Pitney Bowes, Inc.	1,162	28,411
Plum Creek Timber Co., Inc.	774	30,116
PPG Industries, Inc.	654	42,772
Progress Energy, Inc.	1,476	58,095
ProLogis	4,004	52,853
Qwest Communications International, Inc.	11,380	59,404
R.R. Donnelley & Sons Co.	1,428	30,488
Rayonier, Inc.	402	18,263
Realty Income Corp.	708	21,729
Regency Centers Corp.	462	17,311
Regions Financial Corp.	9,522	74,748
Reynolds American, Inc.	2,188	118,108
Sara Lee Corp.	2,876	40,063
SCANA Corp.	548	20,599
Senior Housing Properties Trust	800	17,720
Sonoco Products Co.	378	11,639

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (concluded)

WisdomTree Global Equity Income Fund (DEW)

March 31, 2010

Investments	Shares	Value

Southern Co.	3,516	$116,591
Southern Copper Corp.	3,700	117,179
Spectra Energy Corp.	3,083	69,460
SunTrust Banks, Inc.	2,700	72,333
TECO Energy, Inc.	1,216	19,322
Textron, Inc.	1,500	31,845
U.S. Bancorp	10,700	276,916
Ventas, Inc.	780	37,034
Verizon Communications, Inc.	14,296	443,462
Vornado Realty Trust	902	68,281
Vulcan Materials Co.	400	18,896
Weyerhaeuser Co.	1,000	45,270
Whiting USA Trust I	216	4,076
Windstream Corp.	4,432	48,264
Xcel Energy, Inc.	1,890	40,068

Total United States		11,205,933
TOTAL COMMON STOCKS (Cost: $41,003,620)		42,661,001
SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(a)
(Cost: $232,114)	232,114	232,114
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $41,235,734)		42,893,115
Cash, Foreign Currency and Other Assets in Excess of and Liabilities – 0.4%		148,670

NET ASSETS – 100.0%		$43,041,785
ADR	– American Depositary Receipt

GDR	– Global Depositary Receipt

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2010.

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.8%
Austria – 1.8%
Flughafen Wien AG	6,145	$306,151
Schoeller-Bleckmann Oilfield Equipment AG	1,932	101,980
Semperit AG Holding	3,779	147,827

Total Austria		555,958
Belgium – 4.5%
Arseus N.V.	6,201	75,935
Compagnie d’entreprises CFE	1,867	103,929
Euronav N.V.	30,808	683,655
EVS Broadcast Equipment S.A.	3,260	185,443
Omega Pharma S.A.	2,641	131,810
Tessenderlo Chemie N.V.	5,059	169,490

Total Belgium		1,350,262
Denmark – 0.7%
Auriga Industries Class B*	6,161	116,459
Rockwool International A/S Class B	917	98,668

Total Denmark		215,127
Finland – 6.2%
Alma Media Corp.	15,710	154,752
Amer Sports Oyj Class A	7,004	82,830
Citycon Oyj(a)	66,419	265,121
F-Secure Oyj(a)	29,611	100,567
Lassila & Tikanoja Oyj(a)	6,997	146,370
Poyry Oyj	13,687	199,089
Stockmann Oyj Abp Class B	4,856	177,013
Tieto Oyj(a)	13,604	315,506
Uponor Oyj(a)	22,603	412,885

Total Finland		1,854,133
France – 3.5%
Canal Plus	22,595	179,496
Derichebourg S.A.*(a)	26,224	122,099
GFI Informatique	20,305	83,248
Groupe Steria SCA	4,192	129,950
Ingenico	3,915	98,081
IPSOS	2,386	84,441
Rubis	1,745	152,531
Saft Groupe S.A.	1,677	66,588
Sechilienne-Sidec	4,145	137,411

Total France		1,053,845
Germany – 5.3%
Bauer AG	2,161	96,932
BayWa AG	2,452	92,567
Bechtle AG	4,256	131,128
CTS Eventim AG	1,835	93,358
Gerresheimer AG	3,667	114,866
Gerry Weber International AG	2,796	97,230
Gildemeister AG	9,393	126,626
H&R WASAG AG	4,786	100,701
Indus Holding AG	8,852	166,968
Kontron AG	8,485	83,134
Pfeiffer Vacuum Technology AG	2,276	174,000

Investments	Shares	Value

Sixt AG	4,216	$135,087
Takkt AG	15,884	184,837

Total Germany		1,597,434
Ireland – 2.5%
C&C Group PLC	46,688	211,947
FBD Holdings PLC	8,834	87,486
FBD Holdings PLC Redemption Shares*†	2,660	—
Glanbia PLC	31,791	128,576
Greencore Group PLC	73,626	138,726
United Drug PLC	49,185	171,039

Total Ireland		737,774
Italy – 9.9%
Actelios SpA	13,898	68,452
Ascopiave SpA	40,912	92,725
Astaldi SpA	9,868	75,241
Autostrada Torino-Milano SpA	11,421	160,719
Banco di Desio e della Brianza SpA	11,283	65,648
Biesse SpA*	10,403	84,598
Brembo SpA	14,766	114,485
Buzzi Unicem SpA RSP	10,998	90,107
Cairo Communication SpA	33,822	132,259
Cementir Holding SpA	21,424	86,169
Credito Artigiano SpA	78,824	190,489
Danieli & C Officine Meccaniche SpA	3,339	89,818
Danieli & C Officine Meccaniche SpA RSP	6,245	92,275
De’Longhi SpA	20,933	91,913
Enia SpA	14,049	113,108
Fiat SpA RSP	20,358	172,165
Fondiaria-Sai SpA RSP	15,709	165,370
Immobiliare Grande Distribuzione	47,509	96,362
Industria Macchine Automatiche SpA	7,127	141,953
Intek SpA	50,195	34,639
Italcementi SpA RSP	19,410	126,066
KME Group SpA	195,232	80,571
Landi Renzo SpA	6,995	31,021
Maire Tecnimont SpA	49,842	190,184
MARR SpA	19,528	180,603
Piaggio & C. SpA	64,270	205,234

Total Italy		2,972,174
Netherlands – 6.5%
Aalberts Industries N.V.	15,272	244,048
Arcadis N.V.	7,392	156,633
BinckBank N.V.	13,951	247,290
Brit Insurance Holdings N.V.	22,242	253,885
CSM	9,458	294,345
Exact Holding N.V.	7,118	190,267
Grontmij CVA	3,777	84,326
Kardan N.V.*	21,400	131,549
Mediq N.V.	6,189	114,310
Ten Cate N.V.	2,277	59,710
TKH Group N.V.	8,428	176,191

Total Netherlands		1,952,554

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2010

Investments	Shares	Value

Norway – 2.2%
Atea ASA	20,095	$170,119
Sparebank 1 SMN	20,028	161,959
Veidekke ASA	39,824	325,398

Total Norway		657,476
Portugal – 0.9%
BANIF SGPS S.A.	92,000	140,668
Mota Engil, SGPS, S.A.	28,621	125,592

Total Portugal		266,260
Spain – 2.7%
Banco Guipuzcoano S.A.	18,614	146,082
Campofrio Food Group S.A.*	7,414	70,023
Duro Felguera S.A.	13,120	140,246
La Seda de Barcelona S.A. Class B*†(a)	17,637	—
NH Hoteles S.A.*	41,335	176,460
Tubacex S.A.	36,175	145,132
Viscofan S.A.	4,926	129,575

Total Spain		807,518
Sweden – 11.8%
AarhusKarlshamn AB	6,104	166,234
B&B Tools AB Class B	8,469	124,440
Cardo AB(a)	5,979	210,598
Clas Ohlson AB Class B	11,720	214,142
Fabege AB(a)	48,407	328,229
HQ AB*	7,250	132,972
Indutrade AB	7,816	179,191
Intrum Justitia AB(a)	15,354	195,205
KappAhl AB	37,298	357,588
Kungsleden AB	26,104	205,836
Loomis AB Class B	10,907	140,941
Mekonomen AB	7,107	159,481
NCC AB Class B*	15,608	273,254
Niscayah Group AB	13,055	25,214
Saab AB Class B	11,333	173,215
SKF AB Class A	4,960	88,352
SkiStar AB	6,356	121,433
SSAB AB Class B(a)	15,385	250,538
Wihlborgs Fastigheter AB	10,166	215,411

Total Sweden		3,562,274
Switzerland – 0.3%
Mobilezone Holding AG	10,867	94,882
United Kingdom – 40.0%
Ashtead Group PLC	90,105	130,461
Atkins WS PLC	15,628	146,978
BBA Aviation PLC	81,701	241,296
BlueBay Asset Management PLC	25,385	138,739
Bodycote PLC	54,251	172,898
Brewin Dolphin Holdings PLC	72,489	159,660
Britvic PLC	33,447	235,414
Carpetright PLC	12,339	149,736
Chaucer Holdings PLC	262,903	195,411
Chesnara PLC	44,043	156,834

Investments	Shares	Value

Chloride Group PLC	25,983	$82,808
Cineworld Group PLC	36,525	103,745
Collins Stewart PLC	92,852	123,946
Computacenter PLC	18,959	88,290
Cranswick PLC	7,502	91,607
Dairy Crest Group PLC	31,197	175,946
Davis Service Group PLC	37,232	238,842
Delta PLC	38,660	111,569
Domino Printing Sciences PLC	24,165	141,932
Domino’s Pizza UK & IRL PLC	20,359	104,290
DS Smith PLC	178,888	365,787
Dunelm Group PLC	20,966	117,481
Electrocomponents PLC	161,561	539,158
Elementis PLC	194,216	167,926
Euromoney Institutional Investor PLC	32,202	254,006
Evolution Group PLC	20,448	39,315
F&C Asset Management PLC	271,666	256,320
Fenner PLC	48,972	158,154
Filtrona PLC	50,171	166,060
Forth Ports PLC	4,471	94,135
Game Group PLC	42,710	63,653
Go-Ahead Group PLC	8,953	190,539
Greggs PLC	15,544	114,710
Halma PLC	58,307	223,061
Headlam Group PLC	25,490	104,398
HMV Group PLC(a)	86,413	110,828
Hunting PLC	10,728	100,162
Intermediate Capital Group PLC	92,406	379,863
Interserve PLC	39,364	129,424
ITE Group PLC	54,987	119,526
Kcom Group PLC	161,768	120,239
Keller Group PLC	8,200	84,085
Kier Group PLC	7,024	117,202
Laird PLC	53,890	100,629
Marshalls PLC	80,504	108,684
Marston’s PLC	135,552	188,553
Melrose PLC	112,831	376,880
Moneysupermarket.com Group PLC	105,122	108,433
Morgan Crucible Co. PLC	67,619	208,938
Morgan Sindall PLC	9,405	77,752
Mothercare PLC	10,668	97,175
National Express Group PLC	75,904	263,668
Northern Foods PLC	134,187	118,465
Paragon Group of Cos. PLC	20,016	41,141
PayPoint PLC	10,559	56,059
Premier Farnell PLC	90,053	308,173
PV Crystalox Solar PLC	83,285	60,641
Renishaw PLC	17,463	173,110
Restaurant Group PLC	36,112	127,633
Rightmove PLC	12,560	128,412
Robert Wiseman Dairies PLC	14,234	107,029
Safestore Holdings PLC	13,395	29,259
Savills PLC	21,810	115,131
Schroders PLC	10,891	189,491

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2010

Investments	Shares	Value

Senior PLC	116,017	$194,289
Severfield-Rowen PLC	34,313	102,537
Shaftesbury PLC	24,748	144,380
Smiths News PLC	50,254	86,140
Spectris PLC	18,485	232,030
Speedy Hire PLC	111,863	51,330
Spirax-Sarco Engineering PLC	10,094	214,822
Sthree PLC	32,843	169,386
Telecom Plus PLC	13,848	62,598
Tullett Prebon PLC	59,273	314,420
Victrex PLC	9,395	125,483
Wellstream Holdings PLC	9,761	96,982
Wincanton PLC	30,628	93,500
Workspace Group PLC	262,025	95,392
WSP Group PLC	16,579	73,183

Total United Kingdom		12,048,162
TOTAL COMMON STOCKS (Cost: $31,153,867)		29,725,833
SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $188,601)	188,601	188,601
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%
MONEY MARKET FUND – 7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $2,169,018)(d)	2,169,018	2,169,018
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $33,511,486)		32,083,452
Liabilities in Excess of Foreign Currency and Other Assets – (6.6)%		(1,988,788)

NET ASSETS – 100.0%		$30,094,664

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $1,756,761 and the total market value of the collateral held by the Fund was $2,169,018.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments

WisdomTree Japan Total Dividend Fund (DXJ)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.6%
Advertising – 0.0%
Hakuhodo DY Holdings, Inc.	238	$12,532
Agriculture – 0.9%
Japan Tobacco, Inc.	128	476,712
Apparel – 0.3%
Onward Holdings Co., Ltd.	20,182	157,456
Auto Manufacturers – 7.1%
Honda Motor Co., Ltd.	46,312	1,635,591
Suzuki Motor Corp.	7,214	159,273
Toyota Motor Corp.	52,000	2,084,118

Total Auto Manufacturers		3,878,982
Auto Parts & Equipment – 2.7%
Aisin Seiki Co., Ltd.	7,908	236,969
Bridgestone Corp.	18,312	312,778
DENSO Corp.	11,014	328,275
JTEKT Corp.	502	5,931
NOK Corp.	502	7,559
Showa Corp.*	820	6,529
Stanley Electric Co., Ltd.	8,614	167,136
Sumitomo Electric Industries Ltd.	15,800	193,780
Sumitomo Rubber Industries, Inc.	18,924	166,881
Tokai Rika Co., Ltd.	502	10,310
Toyoda Gosei Co., Ltd.	502	14,081
Toyota Boshoku Corp.	502	9,649

Total Auto Parts & Equipment		1,459,878
Banks – 7.3%
Bank of Yokohama Ltd. (The)	23,018	112,824
Chiba Bank Ltd. (The)(a)	27,000	161,526
Chuo Mitsui Trust Holdings, Inc.	40,014	150,310
Fukuoka Financial Group, Inc.	44,504	189,085
Hiroshima Bank Ltd. (The)	46,008	194,490
Hokuhoku Financial Group, Inc.	75,020	164,588
Joyo Bank Ltd. (The)	33,018	147,351
Mitsubishi UFJ Financial Group, Inc.	209,134	1,096,700
Mizuho Financial Group, Inc.(a)	386,375	764,976
Resona Holdings, Inc.	9,961	126,005
Shizuoka Bank Ltd. (The)	20,008	174,513
Sumitomo Mitsui Financial Group, Inc.	12,959	428,546
Sumitomo Trust & Banking Co., Ltd. (The)	45,010	263,971

Total Banks		3,974,885
Beverages – 1.3%
Asahi Breweries Ltd.	12,614	236,647
Coca-Cola West Co., Ltd.	10,010	163,798
Ito En Ltd.(a)	2,700	41,812
Kirin Holdings Co., Ltd.	20,008	295,281

Total Beverages		737,538
Building Materials – 2.3%
Asahi Glass Co., Ltd.	33,018	372,088
Daikin Industries Ltd.	3,320	135,905
JS Group Corp.	13,116	267,121

Investments	Shares	Value

Panasonic Electric Works Co., Ltd.	26,014	$328,516
TOTO Ltd.	20,008	136,399

Total Building Materials		1,240,029
Chemicals – 4.7%
Asahi Kasei Corp.	33,018	177,740
DIC Corp.	58,022	125,433
Hitachi Chemical Co., Ltd.	9,814	212,161
JSR Corp.	9,814	205,123
Kaneka Corp.	26,014	168,712
Mitsubishi Chemical Holdings Corp.	52,118	266,614
Mitsubishi Gas Chemical Co., Inc.	27,012	162,754
Nitto Denko Corp.	7,110	276,213
Shin-Etsu Chemical Co., Ltd.	7,310	424,800
Showa Denko K.K.	62,010	140,027
Sumitomo Chemical Co., Ltd.	46,010	225,027
Taiyo Nippon Sanso Corp.	16,022	156,722
Ube Industries Ltd.	5,020	12,894

Total Chemicals		2,554,220
Commercial Services – 1.6%
Dai Nippon Printing Co., Ltd.	23,004	310,938
Park24 Co., Ltd.	15,822	161,877
Secom Co., Ltd.	5,116	223,935
Sohgo Security Services Co., Ltd.	502	5,818
Toppan Printing Co., Ltd.	22,002	198,734

Total Commercial Services		901,302
Computers – 1.5%
Fujitsu Ltd.	27,000	176,841
Itochu Techno-Solutions Corp.	5,208	171,110
Otsuka Corp.(a)	2,404	152,823
TDK Corp.	4,506	299,950

Total Computers		800,724
Cosmetics/Personal Care – 1.4%
Kao Corp.	15,014	380,813
Shiseido Co., Ltd.(a)	17,308	376,019

Total Cosmetics/Personal Care		756,832
Distribution/Wholesale – 6.7%
Advan Co., Ltd.	7,214	51,110
Canon Marketing Japan, Inc.	15,612	212,693
Hitachi High-Technologies Corp.	7,214	165,604
Inabata & Co., Ltd.	13,308	62,809
ITOCHU Corp.	52,016	455,919
Marubeni Corp.	53,000	329,548
Mitsubishi Corp.	38,700	1,014,715
Mitsui & Co., Ltd.	37,518	630,787
Sojitz Corp.	54,304	105,191
Sumitomo Corp.	39,608	455,679
Toyota Tsusho Corp.	9,910	155,480
Yamazen Corp.	9,914	42,122

Total Distribution/Wholesale		3,681,657
Diversified Financial Services – 1.0%
ACOM Co., Ltd.(a)	5,544	90,778

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Total Dividend Fund (DXJ)

March 31, 2010

Investments	Shares	Value

Aeon Credit Service Co., Ltd.	5,422	$64,410
Credit Saison Co., Ltd.	5,400	83,797
Daiwa Securities Group, Inc.	6,006	31,624
Hitachi Capital Corp.	7,210	102,702
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,802	65,569
Promise Co., Ltd.(a)	5,410	50,198
Takefuji Corp.(a)	14,818	63,116

Total Diversified Financial Services		552,194
Electric – 5.3%
Chubu Electric Power Co., Inc.	15,516	388,066
Chugoku Electric Power Co., Inc. (The)	10,412	207,037
Electric Power Development Co., Ltd.	5,400	177,997
Hokkaido Electric Power Co., Inc.(a)	9,808	188,308
Hokuriku Electric Power Co.(a)	7,210	158,645
Kansai Electric Power Co., Inc. (The)	20,620	472,689
Kyushu Electric Power Co., Inc.	13,710	298,586
Shikoku Electric Power Co., Inc.	5,008	141,975
Tohoku Electric Power Co., Inc.	13,806	291,959
Tokyo Electric Power Co., Inc. (The)	21,414	571,101

Total Electric		2,896,363
Electrical Components & Equipment – 0.7%
Brother Industries Ltd.	13,304	160,890
Casio Computer Co., Ltd.	10,700	82,334
Furukawa Electric Co., Ltd.	24,000	124,829
Ushio, Inc.	1,304	22,133

Total Electrical Components & Equipment		390,186
Electronics – 2.9%
Advantest Corp.	4,400	110,094
Chiyoda Integre Co., Ltd.	7,624	102,806
Hamamatsu Photonics K.K.	7,010	198,282
Hirose Electric Co., Ltd.	720	83,065
HOYA CORP.	5,924	162,872
Ibiden Co., Ltd.	2,700	93,044
Idec Corp.	8,502	76,340
Kyocera Corp.	2,604	253,879
Mabuchi Motor Co., Ltd.	2,722	156,725
NGK Insulators Ltd.	1,012	20,654
Nippon Electric Glass Co., Ltd.	6,018	84,821
Shinko Shoji Co., Ltd.	502	4,335
Yamatake Corp.	7,210	168,676
Yokogawa Electric Corp.*	11,720	102,098

Total Electronics		1,617,691
Engineering & Construction – 1.3%
JGC Corp.	6,018	107,427
Kajima Corp.	49,014	120,122
Obayashi Corp.	28,012	124,411
Shimizu Corp.	33,006	137,761
Taisei Corp.	61,024	134,535
Yurtec Corp.	16,000	80,993

Total Engineering & Construction		705,249
Entertainment – 0.6%
Oriental Land Co., Ltd.	2,600	181,421

Investments	Shares	Value

Sankyo Co., Ltd.	2,700	$133,642
Toho Co., Ltd.	502	8,091

Total Entertainment		323,154
Environmental Control – 0.2%
Kurita Water Industries Ltd.	3,320	93,979
Food – 1.4%
Ajinomoto Co., Inc.	24,002	237,862
Nisshin Seifun Group, Inc.	12,506	161,545
Nissin Foods Holdings Co., Ltd.	5,200	175,021
Starzen Co., Ltd.	31,022	82,668
Yokohama Reito Co., Ltd.	14,000	100,385

Total Food		757,481
Forest Products & Paper – 0.7%
Chuetsu Pulp & Paper Co., Ltd.	5,006	9,001
Nippon Paper Group, Inc.	7,306	188,045
OJI Paper Co., Ltd.	46,022	201,937

Total Forest Products & Paper		398,983
Gas – 1.1%
Osaka Gas Co., Ltd.	53,014	190,065
Toho Gas Co., Ltd.	26,002	141,920
Tokyo Gas Co., Ltd.	58,020	255,825

Total Gas		587,810
Hand/Machine Tools – 0.8%
Hitachi Koki Co., Ltd.(a)	10,914	117,620
Makita Corp.	5,924	195,269
SMC Corp.	720	97,782
THK Co., Ltd.	502	10,960

Total Hand/Machine Tools		421,631
Healthcare-Products – 0.2%
Terumo Corp.	2,102	112,029
Home Builders – 1.0%
Daiwa House Industry Co., Ltd.	20,022	226,062
Sekisui Chemical Co., Ltd.	20,008	135,756
Sekisui House Ltd.	20,022	200,134
Token Corp.	88	2,517

Total Home Builders		564,469
Home Furnishings – 2.8%
Panasonic Corp.	46,312	708,756
Sharp Corp.	25,002	312,793
Sony Corp.	13,308	509,874

Total Home Furnishings		1,531,423
Household Products/Wares – 0.0%
Kokuyo Co., Ltd.	502	4,185
Insurance – 1.8%
MS&AD Insurance Group Holdings	13,030	361,867
Nipponkoa Insurance Co., Ltd.	20,022	124,066
Sompo Japan Insurance, Inc.	27,000	183,776
T&D Holdings, Inc.	4,216	99,850
Tokio Marine Holdings, Inc.	8,624	243,011

Total Insurance		1,012,570

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (continued)

WisdomTree Japan Total Dividend Fund (DXJ)

March 31, 2010

Investments	Shares	Value

Internet – 0.3%
Matsui Securities Co., Ltd.	502	$3,589
Trend Micro, Inc.	4,908	171,234

Total Internet		174,823
Iron/Steel – 2.6%
Hitachi Metals Ltd.	7,018	73,830
JFE Holdings, Inc.	13,116	528,486
Nippon Steel Corp.	56,010	219,988
Nisshin Steel Co., Ltd.	53,000	110,606
Sumitomo Metal Industries Ltd.	157,002	475,509

Total Iron/Steel		1,408,419
Leisure Time – 0.5%
Daikoku Denki Co., Ltd.	502	8,843
Sega Sammy Holdings, Inc.	9,818	118,942
Yamaha Corp.	10,010	129,303

Total Leisure Time		257,088
Machinery-Construction & Mining – 1.3%
Aichi Corp.	4,702	20,380
Hitachi Construction Machinery Co., Ltd.(a)	8,004	189,221
Komatsu Ltd.	23,006	482,575

Total Machinery-Construction & Mining		692,176
Machinery-Diversified – 2.0%
Amada Co., Ltd.	26,014	218,268
CKD Corp.	502	4,201
Fanuc Ltd.	2,700	286,644
Japan Steel Works Ltd. (The)	6,018	68,978
Kawasaki Heavy Industries Ltd.	33,006	91,134
Kubota Corp.	26,014	237,200
Mitsubishi Heavy Industries Ltd.	52,016	215,434

Total Machinery-Diversified		1,121,859
Media – 0.3%
Nippon Television Network Corp.	1,276	173,702
Metal Fabricate/Hardware – 0.6%
NSK Ltd.	26,000	205,351
NTN Corp.	28,012	126,510

Total Metal Fabricate/Hardware		331,861
Miscellaneous Manufacturing – 0.9%
FUJIFILM Holdings Corp.	5,204	179,333
Konica Minolta Holdings, Inc.	13,000	151,787
Nikon Corp.	6,618	144,557

Total Miscellaneous Manufacturing		475,677
Office/Business Equipment – 3.7%
Canon, Inc.	35,010	1,622,360
Ricoh Co., Ltd.	20,008	312,625
Seiko Epson Corp.	5,314	82,576

Total Office/Business Equipment		2,017,561
Oil & Gas – 1.4%
Cosmo Oil Co., Ltd.	29,006	70,156
Idemitsu Kosan Co., Ltd.	720	54,555
Nippon Mining Holdings, Inc.	26,014	119,574

Investments	Shares	Value

Nippon Oil Corp.	46,008	$227,972
Showa Shell Sekiyu K.K.	15,122	102,280
TonenGeneral Sekiyu K.K.	23,004	194,244

Total Oil & Gas		768,781
Packaging & Containers – 0.0%
Toyo Seikan Kaisha Ltd.	502	8,897
Pharmaceuticals – 7.5%
Astellas Pharma, Inc.	13,308	482,102
Chugai Pharmaceutical Co., Ltd.	10,416	195,969
Daiichi Sankyo Co., Ltd.	28,908	541,715
Dainippon Sumitomo Pharma Co., Ltd.	18,618	170,758
Eisai Co., Ltd.(a)	10,704	382,040
Hisamitsu Pharmaceutical Co., Inc.	4,804	178,659
Kyowa Hakko Kirin Co., Ltd.(a)	17,022	175,794
Medipal Holdings Corp.	11,700	138,612
Mitsubishi Tanabe Pharma Corp.	20,008	282,647
Seikagaku Corp.	502	5,249
Shionogi & Co., Ltd.	6,618	125,929
Suzuken Co., Ltd.	5,200	183,369
Takeda Pharmaceutical Co., Ltd.(a)	28,716	1,264,623

Total Pharmaceuticals		4,127,466
Real Estate – 1.2%
Daito Trust Construction Co., Ltd.	3,324	160,437
Mitsubishi Estate Co., Ltd.	6,018	98,540
Mitsui Fudosan Co., Ltd.	6,018	102,211
Nomura Real Estate Holdings, Inc.	5,400	83,335
Sankei Building Co., Ltd. (The)	4,610	28,714
Sumitomo Real Estate Sales Co., Ltd.(a)	142	6,170
Sumitomo Realty & Development Co., Ltd.	1,012	19,267
Tokyo Tatemono Co., Ltd.	17,008	61,159
Tokyu Land Corp.(a)	26,002	99,344
Tokyu Livable, Inc.	502	4,577

Total Real Estate		663,754
Retail – 3.3%
Aeon Co., Ltd.	14,600	165,781
Belluna Co., Ltd.	3,666	15,576
Citizen Holdings Co., Ltd.	2,224	15,209
FamilyMart Co., Ltd.	5,300	168,745
Fast Retailing Co., Ltd.	1,906	331,469
Honeys Co., Ltd.	3,352	28,770
Isetan Mitsukoshi Holdings Ltd.	502	5,399
Izumi Co., Ltd.	502	6,587
Lawson, Inc.	5,400	230,586
Marui Group Co., Ltd.(a)	23,218	168,470
Nitori Co., Ltd.	264	20,060
Point, Inc.	58	3,476
Seven & I Holdings Co., Ltd.	15,708	379,756
UNY Co., Ltd.	2,016	16,678
USS Co., Ltd.	3,332	226,436
Yamada Denki Co., Ltd.	238	17,575

Total Retail		1,800,573

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Japan Total Dividend Fund (DXJ)

March 31, 2010

Investments	Shares	Value

Semiconductors – 0.1%
Shinko Electric Industries Co., Ltd.	502	$7,768
Tokyo Electron Ltd.	620	41,139

Total Semiconductors		48,907
Shipbuilding – 0.0%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,020	12,518
Software – 1.2%
Konami Corp.	6,214	119,904
Nomura Research Institute Ltd.	7,720	175,980
Oracle Corp.	5,924	274,835
Square Enix Holdings Co., Ltd.	502	10,981
Zenrin Co., Ltd.	6,500	77,911

Total Software		659,611
Telecommunications – 7.6%
KDDI Corp.	86	445,462
Nippon Telegraph & Telephone Corp.	40,102	1,690,945
NTT DoCoMo, Inc.(a)	1,339	2,040,599
Softbank Corp.	502	12,373

Total Telecommunications		4,189,379
Textiles – 0.9%
Kuraray Co., Ltd.	13,506	181,834
Teijin Ltd.	46,022	154,655
Toray Industries, Inc.(a)	26,000	151,926

Total Textiles		488,415
Toys/Games/Hobbies – 0.2%
Namco Bandai Holdings, Inc.	10,106	98,529
Transportation – 3.4%
East Japan Railway Co.	3,512	244,306
Hankyu Hanshin Holdings, Inc.	27,012	125,173
Kintetsu Corp.	33,018	102,828
Mitsui O.S.K. Lines Ltd.	53,000	380,597
Nippon Express Co., Ltd.	46,008	197,937
Nippon Yusen K.K.	41,014	161,967
Odakyu Electric Railway Co., Ltd.	20,008	166,591
Tobu Railway Co., Ltd.	27,000	149,968
Tokyu Corp.	27,000	112,982
Yamato Holdings Co., Ltd.	17,622	247,809

Total Transportation		1,890,158
TOTAL COMMON STOCKS (Cost: $57,271,400)		54,012,298
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $193,191)	193,191	193,191

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.4%
MONEY MARKET FUND – 11.4%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $6,240,050)(d)	6,240,050	$6,240,050
TOTAL INVESTMENTS IN SECURITIES – 110.4% (Cost: $63,704,641)		60,445,539
Liabilities in Excess of Cash and Other Assets – (10.4)%		(5,694,826)

NET ASSETS – 100.0%		$54,750,713
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $5,945,247 and the total market value of the collateral held by the Fund was $6,240,050.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 97.7%
Australia – 8.3%
BHP Billiton Ltd.	26,288	$1,051,758
Coca-Cola Amatil Ltd.	10,016	103,423
CSL Ltd.	2,916	97,503
Incitec Pivot Ltd.	32,044	102,058
Metcash Ltd.	13,439	51,067
Orica Ltd.	4,971	122,233
Origin Energy Ltd.	6,561	99,664
Santos Ltd.	3,899	52,464
Sims Metal Management Ltd.	2,179	43,320
Sonic Healthcare Ltd.	4,836	63,784
Woolworths Ltd.	10,302	264,759

Total Australia		2,052,033
Belgium – 0.8%
Colruyt S.A.	467	115,164
Delhaize Group	899	72,378

Total Belgium		187,542
Brazil – 6.7%
Centrais Eletricas Brasileiras S.A.	13,200	194,520
Cia de Bebidas das Americas	2,456	192,027
Light S.A.	11,188	151,581
Natura Cosmeticos S.A.	5,400	109,743
Petroleo Brasileiro S.A.	30,300	672,145
Redecard S.A.	8,417	155,163
Souza Cruz S.A.	5,600	195,107

Total Brazil		1,670,286
Canada – 5.2%
Brookfield Properties Corp.	7,785	120,088
Canadian Natural Resources Ltd.	1,438	106,544
Enbridge, Inc.	4,023	192,079
EnCana Corp.	6,612	205,943
George Weston Ltd.	1,016	70,250
Goldcorp, Inc.	1,503	56,221
Loblaw Cos. Ltd.	2,174	80,377
RioCan Real Estate Investment Trust(a)	5,653	102,969
Talisman Energy, Inc.	3,980	68,141
Thomson Reuters Corp.	7,861	286,376

Total Canada		1,288,988
China – 0.7%
China Citic Bank Corp., Ltd. Class H	155,000	116,180
Guangzhou R&F Properties Co., Ltd. Class H	33,600	55,043

Total China		171,223
Denmark – 0.2%
H. Lundbeck A/S	3,045	57,503
Finland – 0.4%
Kone Oyj Class B	2,416	100,034
France – 0.4%
Bureau Veritas S.A.	1,787	95,027
Germany – 0.2%
Volkswagen AG	627	60,660

Investments	Shares	Value

Hong Kong – 5.6%
China Overseas Land & Investment Ltd.	30,000	$67,768
CNOOC Ltd.	490,300	806,990
Hang Lung Group Ltd.	9,000	47,755
Hang Lung Properties Ltd.	30,000	120,932
Henderson Land Development Co., Ltd.	14,000	98,626
MTR Corp.	33,500	126,844
Shanghai Industrial Holdings Ltd.	14,000	64,188
Sinotrans Shipping Ltd.	116,000	55,425

Total Hong Kong		1,388,528
Indonesia – 3.1%
Astra International Tbk PT	41,500	191,093
Bank Central Asia Tbk PT	250,500	151,410
Bank Mandiri Tbk PT	168,000	98,775
Bank Rakyat Indonesia	117,000	106,077
Indo Tambangraya Megah PT	27,400	114,574
Unilever Indonesia Tbk PT	85,000	113,495

Total Indonesia		775,424
Israel – 2.2%
Bezeq Israeli Telecommunication Corp., Ltd.	55,594	157,862
Israel Chemicals Ltd.	27,682	374,664

Total Israel		532,526
Japan – 1.6%
Chugai Pharmaceutical Co., Ltd.	3,600	67,731
Fast Retailing Co., Ltd.	600	104,345
Kyowa Hakko Kirin Co., Ltd.	6,000	61,965
Mitsubishi Tanabe Pharma Corp.	6,000	84,760
TonenGeneral Sekiyu K.K.	8,000	67,551

Total Japan		386,352
Malaysia – 2.1%
British American Tobacco Malaysia Bhd	4,400	59,539
Digi.Com Bhd	3,400	23,535
Petronas Dagangan Bhd	16,200	44,945
Petronas Gas Bhd	41,400	124,378
Plus Expressways Bhd	72,000	74,604
Telekom Malaysia Bhd	71,400	75,296
Tenaga Nasional Bhd	52,600	129,323

Total Malaysia		531,620
Mexico – 1.2%
Grupo Financiero Inbursa S.A. Class O	27,600	96,290
Kimberly-Clark de Mexico S.A.B de C.V. Class A	16,700	94,710
Telefonos de Mexico S.A.B de CV	144,800	113,723

Total Mexico		304,723
Netherlands – 0.7%
Koninklijke Ahold N.V.	12,921	172,561
Norway – 0.6%
Fred Olsen Energy ASA	3,567	136,714
Philippines – 0.6%
SM Investments Corp.	18,190	148,933

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2010

Investments	Shares	Value

Singapore – 1.1%
Jardine Cycle & Carriage Ltd.	6,000	$126,090
Wilmar International Ltd.	33,000	158,149

Total Singapore		284,239
South Africa – 6.8%
ABSA Group Ltd.	9,738	188,688
African Bank Investments Ltd.	19,065	92,418
Bidvest Group Ltd.	4,129	76,604
Gold Fields Ltd.	4,706	59,082
Kumba Iron Ore Ltd.(a)	10,243	492,209
MTN Group Ltd.	7,928	120,907
Nedbank Group Ltd.	8,075	153,936
RMB Holdings Ltd.	21,014	92,623
Shoprite Holdings Ltd.	6,973	69,028
Standard Bank Group Ltd.	16,681	260,302
Tiger Brands Ltd.	3,210	80,163

Total South Africa		1,685,960
South Korea – 1.4%
LG Chem Ltd.	630	133,912
LG Corp.	1,015	63,693
Samsung Securities Co., Ltd.*	809	43,616
SK Energy Co., Ltd.	862	92,565

Total South Korea		333,786
Spain – 2.7%
Bankinter, S.A.	3,457	28,814
Inditex S.A.	7,855	518,729
Indra Sistemas S.A.	2,732	56,115
Zardoya Otis, S.A.	3,767	65,396

Total Spain		669,054
Sweden – 4.3%
Assa Abloy AB Class B	3,109	61,039
Atlas Copco AB Class A	9,852	153,317
Atlas Copco AB Class B	5,769	81,121
Hennes & Mauritz AB Class B	9,489	618,492
Ratos AB Class B*	2,377	79,101
Swedish Match AB	2,825	67,750

Total Sweden		1,060,820
Switzerland – 1.3%
Compagnie Financiere Richemont S.A. Class A	8,586	333,064
Taiwan – 1.3%
Quanta Computer, Inc.	68,520	132,906
Taiwan Mobile Co., Ltd.	70,000	131,809
Wistron Corp.	34,769	63,171

Total Taiwan		327,886
Turkey – 1.8%
Akbank TAS	32,640	210,138
Turkcell Iletisim Hizmet A.S.	38,978	236,859

Total Turkey		446,997

Investments	Shares	Value

United Kingdom – 36.4%
Admiral Group PLC	4,144	$82,976
Amlin PLC	3,699	21,776
Antofagasta PLC	13,513	213,178
Ashmore Group PLC	12,315	49,261
AstraZeneca PLC	15,603	695,609
BG Group PLC	9,902	171,307
BHP Billiton PLC	18,889	647,552
BP PLC	309,480	2,926,554
Capita Group PLC (The)	3,941	45,224
Compass Group PLC	31,752	253,346
Drax Group PLC	17,150	97,191
Eurasian Natural Resources Corp. PLC	9,424	170,399
Firstgroup PLC	7,764	42,280
G4S PLC	14,125	56,030
Inmarsat PLC	4,585	52,580
International Power PLC	24,480	118,419
Investec PLC	7,842	64,117
Pearson PLC	11,332	178,083
Reckitt Benckiser Group PLC	5,193	284,921
Royal Dutch Shell PLC Class A	45,715	1,324,492
Royal Dutch Shell PLC Class B	40,285	1,109,422
RSA Insurance Group PLC	49,416	95,573
SABMiller PLC	9,602	281,401
Smith & Nephew PLC	4,755	47,353

Total United Kingdom		9,029,044
TOTAL COMMON STOCKS (Cost: $20,216,830)		24,231,527
EXCHANGE-TRADED FUND – 1.4%
United States – 1.4%
WisdomTree India Earnings Fund*(b)
(Cost: $328,051)	15,387	358,979
RIGHTS – 0.0%
Germany – 0.0%
Volkswagen AG, expiring 4/13/10*
(Cost: $0)	627	390
TOTAL LONG-TERM INVESTMENTS (Cost: $20,544,881)		24,590,896
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $209,172)	209,172	209,172

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

March 31, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
MONEY MARKET FUND – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $385,003)(e)	385,003	$385,003
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $21,139,056)		25,185,071
Liabilities in Excess of Foreign Currency and Other Assets – (1.5)%		(379,882)

NET ASSETS – 100.0%		$24,805,189

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Affiliated Companies (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $361,474 and the total market value of the collateral held by the Fund was $385,003.

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.6%
Advertising – 0.4%
Asatsu-DK, Inc.	9,400	$199,689
Moshi Moshi Hotline, Inc.	25,750	492,458

Total Advertising		692,147
Agriculture – 0.3%
Hokuto Corp.	23,500	482,122
Apparel – 2.0%
Atsugi Co., Ltd.	24,000	30,565
Gunze Ltd.	146,000	539,062
Japan Wool Textile Co., Ltd. (The)	72,000	560,188
Onward Holdings Co., Ltd.	170,000	1,326,306
Sanyo Shokai Ltd.(a)	168,000	638,271

Total Apparel		3,094,392
Auto Manufacturers – 0.6%
Kanto Auto Works Ltd.	30,200	242,402
Nissan Shatai Co., Ltd.	21,000	167,658
Shinmaywa Industries Ltd.	147,000	544,328

Total Auto Manufacturers		954,388
Auto Parts & Equipment – 5.4%
Eagle Industry Co., Ltd.	2,000	15,753
Exedy Corp.	16,200	395,811
FCC Co., Ltd.	31,400	623,363
Keihin Corp.	29,100	562,442
Musashi Seimitsu Industry Co., Ltd.	21,500	458,117
NHK Spring Co., Ltd.	135,000	1,239,619
Nifco, Inc.	51,700	1,189,587
Nippon Seiki Co., Ltd.	58,000	685,895
Nissin Kogyo Co., Ltd.	43,300	707,147
Showa Corp.*	91,400	727,757
Takata Corp.	28,800	738,493
Teikoku Piston Ring Co., Ltd.	6,800	50,942
Tokai Rika Co., Ltd.	30,900	634,601
TS Tech Co., Ltd.(a)	30,000	562,500

Total Auto Parts & Equipment		8,592,027
Banks – 5.8%
Akita Bank Ltd. (The)	80,000	321,918
Aomori Bank Ltd. (The)	71,000	167,166
Awa Bank Ltd. (The)	71,000	423,234
Bank of Nagoya Ltd. (The)	83,000	337,543
Bank of Saga Ltd. (The)	82,000	235,188
Daishi Bank Ltd. (The)	146,000	506,250
Fukui Bank Ltd. (The)	92,000	292,423
Higo Bank Ltd. (The)	74,000	411,815
Hokkoku Bank Ltd. (The)	138,000	512,479
Hokuetsu Bank Ltd. (The)	166,000	271,811
Hyakugo Bank Ltd. (The)	91,000	427,536
Juroku Bank Ltd. (The)	162,000	643,215
Keiyo Bank Ltd. (The)	93,000	448,876
Kiyo Holdings, Inc.	474,000	629,024
Miyazaki Bank Ltd. (The)	62,000	187,778

Investments	Shares	Value

Musashino Bank Ltd. (The)	15,400	$442,355
Ogaki Kyoritsu Bank Ltd. (The)	88,000	304,195
Oita Bank Ltd. (The)	67,000	246,661
San-In Godo Bank Ltd. (The)	59,000	492,509
Toho Bank Ltd. (The)	82,000	261,515
Tokyo Tomin Bank Ltd. (The)	30,700	408,392
Yachiyo Bank Ltd. (The)	13,700	317,135
Yamagata Bank Ltd. (The)	123,000	542,337
Yamanashi Chuo Bank Ltd. (The)	70,000	307,898

Total Banks		9,139,253
Beverages – 1.2%
Coca-Cola Central Japan Co., Ltd.	28,800	352,295
Ito En Ltd.(a)	53,000	820,751
Mikuni Coca-Cola Bottling Co., Ltd.	41,900	331,379
Takara Holdings, Inc.	77,000	431,807

Total Beverages		1,936,232
Building Materials – 1.8%
Central Glass Co., Ltd.	155,000	766,374
Fujitec Co., Ltd.	78,000	464,127
Sanwa Holdings Corp.	209,000	697,859
Sumitomo Osaka Cement Co., Ltd.	285,000	494,114
Takara Standard Co., Ltd.	75,000	466,342

Total Building Materials		2,888,816
Chemicals – 9.8%
ADEKA Corp.	67,400	673,711
Aica Kogyo Co., Ltd.	66,800	744,923
Denki Kagaku Kogyo K.K.	301,000	1,294,970
DIC Corp.	619,000	1,338,164
Earth Chemical Co., Ltd.	17,500	531,892
Fujimi, Inc.	24,000	423,801
Lintec Corp.	24,400	477,346
Nihon Parkerizing Co., Ltd.	63,000	854,249
Nippon Chemical Industrial Co., Ltd.	20,000	47,945
Nippon Kayaku Co., Ltd.	143,000	1,242,680
Nippon Paint Co., Ltd.(a)	96,000	628,767
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	20,644
NOF Corp.*	152,000	601,884
Sanyo Chemical Industries Ltd.	96,000	574,315
Sumitomo Bakelite Co., Ltd.	171,000	980,907
T. Hasegawa Co., Ltd.(a)	33,900	512,273
Taiyo Ink Manufacturing Co., Ltd.	29,100	780,132
Toagosei Co., Ltd.	243,000	1,032,438
Tokai Carbon Co., Ltd.	89,000	518,151
Tokyo Ohka Kogyo Co., Ltd.	29,000	539,095
Toyo Ink Manufacturing Co., Ltd.	231,000	1,038,313
Zeon Corp.	95,000	555,116

Total Chemicals		15,411,716
Commercial Services – 2.2%
Meitec Corp.(a)	39,100	766,182
Park24 Co., Ltd.	117,500	1,202,162
Sohgo Security Services Co., Ltd.	55,100	638,627

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2010

Investments	Shares	Value

TKC Corp.	14,800	$273,699
Toppan Forms Co., Ltd.	53,600	591,986

Total Commercial Services		3,472,656
Computers – 1.4%
NEC Fielding Ltd.	38,000	514,855
NS Solutions Corp.	36,300	658,481
Otsuka Corp.(a)	15,600	991,695

Total Computers		2,165,031
Cosmetics/Personal Care – 1.6%
Fancl Corp.(a)	36,700	695,980
Kose Corp.(a)	16,300	382,904
Lion Corp.	133,000	670,409
Mandom Corp.	16,800	458,476
Pigeon Corp.	9,300	346,361

Total Cosmetics/Personal Care		2,554,130
Distribution/Wholesale – 2.6%
Ai Holdings Corp.	126,100	426,451
Inaba Denki Sangyo Co., Ltd.	16,200	375,700
Itochu Enex Co., Ltd.	91,900	484,875
Iwatani Corp.	150,000	439,854
Nagase & Co., Ltd.	68,000	850,728
Ryoden Trading Co., Ltd.	80,000	420,377
Ryoshoku Ltd.	7,900	185,241
Sinanen Co., Ltd.	87,000	360,327
Yamazen Corp.	121,300	515,369

Total Distribution/Wholesale		4,058,922
Diversified Financial Services – 2.5%
Century Tokyo Leasing Corp.	37,455	519,095
Fuyo General Lease Co., Ltd.	21,200	600,107
IBJ Leasing Co., Ltd.	29,600	590,796
Ichiyoshi Securities Co., Ltd.	45,900	313,892
NEC Capital Solutions Ltd.	31,400	405,606
Okasan Securities Group, Inc.	14,000	66,973
Takefuji Corp.(a)	318,080	1,354,836
Tokai Tokyo Financial Holdings	5,000	20,869

Total Diversified Financial Services		3,872,174
Electric – 0.3%
Okinawa Electric Power Co., Inc. (The)	7,700	402,140
Electrical Components & Equipment – 0.4%
Hitachi Cable Ltd.(a)	227,000	677,793
Electronics – 5.9%
Eizo Nanao Corp.	21,500	530,367
Fujitsu General Ltd.	10,000	45,484
Horiba Ltd.	23,300	670,773
Idec Corp.	36,300	325,939
Kaga Electronics Co., Ltd.(a)	38,700	417,069
Nichicon Corp.	38,300	471,782
Nidec Copal Corp.	37,000	527,836
Osaki Electric Co., Ltd.	2,000	17,680
Ryosan Co., Ltd.	29,900	761,900
Sanshin Electronics Co., Ltd.	51,700	437,104

Investments	Shares	Value

Sato Corp.	36,400	$519,276
Star Micronics Co., Ltd.	75,400	829,529
Taiyo Yuden Co., Ltd.	27,000	426,787
Toyo Corp.	60,200	528,940
Ulvac, Inc.	800	20,779
Yaskawa Electric Corp.	138,000	1,262,735
Yokogawa Electric Corp.*	171,900	1,497,502

Total Electronics		9,291,482
Engineering & Construction – 5.2%
Japan Airport Terminal Co., Ltd.	31,300	434,797
Kyowa Exeo Corp.	69,000	570,077
Maeda Corp.	145,000	431,400
Maeda Road Construction Co., Ltd.	61,000	497,453
NEC Networks & System Integration Corp.	36,900	489,288
Nippo Corp.	68,000	522,517
Nishimatsu Construction Co., Ltd.	218,000	284,632
Okumura Corp.(a)	153,000	535,435
Sanki Engineering Co., Ltd.	67,000	471,811
Shinko Plantech Co., Ltd.	60,200	533,450
SHO-BOND Holdings Co., Ltd.(a)	23,300	456,824
Taikisha Ltd.	39,200	632,217
Takasago Thermal Engineering Co., Ltd.(a)	73,000	578,906
Toda Corp.	154,000	555,415
Toshiba Plant Systems & Services Corp.	58,000	652,997
Toyo Engineering Corp.	140,000	537,885

Total Engineering & Construction		8,185,104
Entertainment – 1.0%
Avex Group Holdings, Inc.(a)	62,000	536,130
Mars Engineering Corp.	15,200	310,539
Toei Co., Ltd.	67,000	342,744
Tokyotokeiba Co., Ltd.	245,000	348,727

Total Entertainment		1,538,140
Food – 5.1%
Ariake Japan Co., Ltd.	30,600	446,687
Ezaki Glico Co., Ltd.	59,000	688,881
Fuji Oil Co., Ltd.	31,500	445,328
J-Oil Mills, Inc.	135,000	423,320
Kato Sangyo Co., Ltd.	21,900	359,062
Maruha Nichiro Holdings, Inc.(a)	299,000	425,589
MEGMILK SNOW BRAND Co., Ltd.	22,801	355,045
Mitsui Sugar Co., Ltd.	138,000	460,788
Morinaga & Co., Ltd.	213,000	474,144
Morinaga Milk Industry Co., Ltd.	142,000	559,247
Nichirei Corp.(a)	153,000	573,095
Nippon Beet Sugar Manufacturing Co., Ltd.	152,000	370,890
Nippon Flour Mills Co., Ltd.	79,000	393,985
Nippon Suisan Kaisha Ltd.(a)	256,600	744,206
Nisshin Oillio Group Ltd. (The)	93,000	450,867
Yokohama Reito Co., Ltd.	129,000	924,979

Total Food		8,096,113

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2010

Investments	Shares	Value

Forest Products & Paper – 0.8%
Daio Paper Corp.	63,000	$517,134
Hokuetsu Kishu Paper Co., Ltd.(a)	148,000	739,683

Total Forest Products & Paper		1,256,817
Gas – 0.4%
Saibu Gas Co., Ltd.	234,000	656,122
Hand/Machine Tools – 2.1%
Asahi Diamond Industrial Co., Ltd.	78,000	716,224
Disco Corp.	300	18,461
Hitachi Koki Co., Ltd.(a)	139,100	1,499,077
OSG Corp.(a)	61,500	648,962
Union Tool Co.	14,800	414,191

Total Hand/Machine Tools		3,296,915
Healthcare-Products – 1.2%
Hogy Medical Co., Ltd.	8,100	373,619
Nihon Kohden Corp.	39,400	725,257
Nipro Corp.	11,000	212,607
Paramount Bed Co., Ltd.	32,000	626,370

Total Healthcare-Products		1,937,853
Home Builders – 1.0%
Mitsui Home Co., Ltd.	82,000	449,315
PanaHome Corp.	91,000	607,706
Token Corp.	16,040	458,678

Total Home Builders		1,515,699
Home Furnishings – 1.7%
Canon Electronics, Inc.	36,700	811,846
Nidec Sankyo Corp.(a)	136,000	1,203,682
Noritz Corp.	46,000	709,396

Total Home Furnishings		2,724,924
Household Products/Wares – 0.3%
Kokuyo Co., Ltd.	61,800	515,221
Housewares – 0.7%
Noritake Co., Ltd.	94,000	272,624
Sangetsu Co., Ltd.	33,700	764,958

Total Housewares		1,037,582
Iron/Steel – 1.5%
Aichi Steel Corp.	90,000	403,574
Godo Steel Ltd.	153,000	343,857
Kyoei Steel Ltd.	21,600	455,856
Nippon Metal Industry Co., Ltd.(a)	168,000	273,288
Topy Industries Ltd.	233,000	528,639
Yodogawa Steel Works Ltd.	94,000	421,511

Total Iron/Steel		2,426,725
Leisure Time – 0.6%
Mizuno Corp.	81,000	358,016
Round One Corp.	45,600	300,128
Tokyo Dome Corp.	94,000	267,594

Total Leisure Time		925,738
Lodging – 0.4%
Resorttrust, Inc.(a)	46,360	680,218

Investments	Shares	Value

Machinery-Construction & Mining – 0.7%
Aichi Corp.	84,800	$367,551
Tadano Ltd.(a)	136,000	736,473

Total Machinery-Construction & Mining		1,104,024
Machinery-Diversified – 4.2%
Chugai Ro Co., Ltd.	157,000	462,061
CKD Corp.	99,500	832,716
Daifuku Co., Ltd.	111,000	874,315
Hisaka Works Ltd.	19,000	184,429
Komori Corp.	59,500	738,019
Max Co., Ltd.	18,000	192,444
Miura Co., Ltd.	23,900	622,822
Nabtesco Corp.	58,000	773,416
Sintokogio Ltd.	66,500	552,981
Toshiba Machine Co., Ltd.	155,000	660,210
Toyo Kanetsu K.K.	35,000	70,794
Tsubakimoto Chain Co.	146,000	701,563

Total Machinery-Diversified		6,665,770
Metal Fabricate/Hardware – 2.2%
Hanwa Co., Ltd.	165,000	699,272
JFE Shoji Holdings, Inc.(a)	162,000	683,091
Kitz Corp.	142,000	828,232
MISUMI Group, Inc.	29,600	607,585
Oiles Corp.	30,952	503,169
Onoken Co., Ltd.	20,200	181,809

Total Metal Fabricate/Hardware		3,503,158
Mining – 1.3%
Chuo Denki Kogyo Co., Ltd.	70,000	556,614
DOWA Holdings Co., Ltd.(a)	161,000	970,066
Nippon Denko Co., Ltd.	74,000	551,991

Total Mining		2,078,671
Miscellaneous Manufacturing – 1.8%
Amano Corp.	76,500	696,720
KUREHA Corp.	86,000	416,930
Shin-Etsu Polymer Co., Ltd.	62,300	474,051
Tamron Co., Ltd.	37,600	630,959
Tokai Rubber Industries, Inc.	43,700	597,695

Total Miscellaneous Manufacturing		2,816,355
Office Furnishings – 0.3%
Itoki Corp.	14,800	38,014
Okamura Corp.	80,000	511,130

Total Office Furnishings		549,144
Office/Business Equipment – 0.3%
Canon Finetech, Inc.	25,700	449,420
Oil & Gas – 0.2%
AOC Holdings, Inc.	52,200	322,898
Pharmaceuticals – 3.0%
Kaken Pharmaceutical Co., Ltd.	76,000	627,097
Kyorin Co., Ltd.	15,000	217,038
Miraca Holdings, Inc.	29,600	902,825

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2010

Investments	Shares	Value

Mochida Pharmaceutical Co., Ltd.	68,000	$647,688
Nippon Shinyaku Co., Ltd.	58,000	657,342
Seikagaku Corp.	29,400	307,404
SSP Co., Ltd.(a)	74,000	560,702
Toho Holdings Co., Ltd.	44,300	580,300
ZERIA Pharmaceutical Co., Ltd.	17,000	181,207

Total Pharmaceuticals		4,681,603
Real Estate – 1.3%
Goldcrest Co., Ltd.	26,930	712,734
Heiwa Real Estate Co., Ltd.	172,500	518,756
Sumitomo Real Estate Sales Co., Ltd.(a)	17,620	765,595

Total Real Estate		1,997,085
Retail – 9.5%
Alpen Co., Ltd.	22,400	358,151
AOKI Holdings, Inc.	29,400	393,930
Arcs Co., Ltd.	30,910	417,140
ASKUL Corp.(a)	22,300	423,853
Chiyoda Co., Ltd.	37,200	459,426
Circle K Sunkus Co., Ltd.	39,400	488,705
DCM Japan Holdings Co., Ltd.	94,100	539,786
Don Quijote Co., Ltd.	18,300	457,108
Doutor Nichires Holdings Co., Ltd.	36,400	482,658
EDION Corp.	76,700	790,476
H2O Retailing Corp.(a)	92,000	629,152
Heiwado Co., Ltd.	30,800	395,548
Izumiya Co., Ltd.	74,000	324,700
Kojima Co., Ltd.	2,000	17,915
Komeri Co., Ltd.	21,000	547,250
K’s Holdings Corp.	21,120	518,733
Matsumotokiyoshi Holdings Co., Ltd.	15,600	353,104
Ministop Co., Ltd.	23,100	268,478
Nishimatsuya Chain Co., Ltd.	43,900	456,665
Parco Co., Ltd.	50,700	427,564
Plenus Co., Ltd.	37,000	497,742
Point, Inc.	12,870	771,319
Ryohin Keikaku Co., Ltd.	14,800	624,850
Saizeriya Co., Ltd.	29,900	539,826
Seiko Holdings Corp.*	37,000	97,410
Shimachu Co., Ltd.	21,700	463,076
Sundrug Co., Ltd.	15,700	373,009
Tsuruha Holdings, Inc.	14,000	501,926
United Arrows Ltd.	61,800	677,260
Valor Co., Ltd.	37,600	307,029
WATAMI Co., Ltd.(a)	14,820	271,214
Xebio Co., Ltd.	16,600	335,056
Zensho Co., Ltd.(a)	96,100	718,899

Total Retail		14,928,958
Semiconductors – 0.4%
Sanken Electric Co., Ltd.*	168,000	641,866

Investments	Shares	Value

Software – 2.0%
Capcom Co., Ltd.(a)	31,400	$593,455
FUJI SOFT, Inc.	21,600	361,310
IT Holdings Corp.	30,400	370,240
Nihon Unisys Ltd.	51,200	343,562
NSD Co., Ltd.	46,200	555,250
Sumisho Computer Systems Corp.	30,000	435,359
Zenrin Co., Ltd.	40,800	489,041

Total Software		3,148,217
Storage/Warehousing – 0.5%
Mitsui-Soko Co., Ltd.	92,000	344,606
Sumitomo Warehouse Co., Ltd. (The)	95,000	421,929

Total Storage/Warehousing		766,535
Telecommunications – 0.9%
Hikari Tsushin, Inc.(a)	36,900	599,467
Hitachi Kokusai Electric, Inc.	84,000	839,640

Total Telecommunications		1,439,107
Textiles – 1.2%
Kurabo Industries Ltd.	230,000	391,374
Nitto Boseki Co., Ltd.*	220,000	468,536
Seiren Co., Ltd.	62,500	387,949
Toyobo Co., Ltd.	432,000	688,870

Total Textiles		1,936,729
Toys/Games/Hobbies – 0.2%
Tomy Co., Ltd.	49,400	384,880
Transportation – 2.4%
Fukuyama Transporting Co., Ltd.(a)	134,000	669,713
Iino Kaiun Kaisha Ltd.	68,500	456,716
Kintetsu World Express, Inc.	14,500	374,449
Nippon Konpo Unyu Soko Co., Ltd.	58,000	656,721
Sankyu, Inc.	162,000	799,251
Seino Holdings Corp.	73,000	520,312
Senko Co., Ltd.	88,000	323,031

Total Transportation		3,800,193
TOTAL COMMON STOCKS (Cost: $159,995,607)		155,693,205
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $616,854)	616,854	616,854

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2010

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.5%
MONEY MARKET FUND – 10.5%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $16,486,133)(d)	16,486,133	$16,486,133
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $177,098,594)		172,796,192
Liabilities in Excess of Foreign Currency and Other Assets – (9.5)%		(14,946,281)

NET ASSETS – 100.0%		$157,849,911

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $15,671,174 and the total market value of the collateral held by the Fund was $16,486,133.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 55.2%
AGL Energy Ltd.	35,383	$488,118
Amcor Ltd.	89,093	522,536
AMP Ltd.	172,215	989,503
APN News & Media Ltd.	73,447	155,725
Aristocrat Leisure Ltd.(a)	79,881	332,134
Australia & New Zealand Banking Group Ltd.	168,062	3,911,923
AXA Asia Pacific Holdings Ltd.	100,625	583,707
Bank of Queensland Ltd.	5,169	55,936
Bendigo and Adelaide Bank Ltd.(a)	47,510	436,070
BHP Billiton Ltd.	109,050	4,362,989
BlueScope Steel Ltd.*	155,200	414,530
Boral Ltd.	60,367	310,838
Brambles Ltd.	118,634	801,417
Coca-Cola Amatil Ltd.	45,019	464,858
Commonwealth Bank of Australia	104,217	5,384,451
Computershare Ltd.	34,441	395,778
Crown Ltd.	65,785	493,915
CSL Ltd.	12,819	428,632
CSR Ltd.	200,104	303,966
David Jones Ltd.	49,335	215,090
Downer EDI Ltd.	44,524	308,950
Fairfax Media Ltd.(a)	323,714	534,817
Foster’s Group Ltd.	116,851	567,361
Goodman Fielder Ltd.	224,903	295,191
Harvey Norman Holdings Ltd.	74,290	246,837
Incitec Pivot Ltd.	171,745	546,997
Insurance Australia Group Ltd.	85,600	304,844
Leighton Holdings Ltd.(a)	24,745	885,775
Lend Lease Group(b)	59,988	476,819
Macquarie Group Ltd.	18,506	802,576
Metcash Ltd.	87,019	330,663
National Australia Bank Ltd.	154,217	3,895,402
OneSteel Ltd.	116,566	417,261
Orica Ltd.	20,859	512,906
Origin Energy Ltd.	38,108	578,876
QBE Insurance Group Ltd.	67,433	1,289,239
Rio Tinto Ltd.	16,234	1,168,189
Santos Ltd.	26,642	358,486
Sims Metal Management Ltd.	12,556	249,621
Sonic Healthcare Ltd.	38,875	512,742
Suncorp-Metway Ltd.	134,987	1,058,087
TABCORP Holdings Ltd.	50,994	322,953
Telstra Corp., Ltd.	1,062,306	2,915,361
Toll Holdings Ltd.	49,849	339,494
Wesfarmers Ltd.	76,527	2,232,939
Westpac Banking Corp.	164,205	4,195,920
Woodside Petroleum Ltd.	27,268	1,173,810
Woolworths Ltd.	46,180	1,186,816
WorleyParsons Ltd.	14,510	338,943

Total Australia		49,099,991

Investments	Shares	Value

Hong Kong – 27.4%
Cheung Kong Holdings Ltd.	82,015	$1,056,255
China Merchants Holdings International Co., Ltd.	152,539	561,852
China Mobile Ltd.	727,113	6,995,163
China Overseas Land & Investment Ltd.	145,707	329,144
China Resources Enterprise	152,009	564,795
China Unicom (Hong Kong) Ltd.	602,477	678,152
CLP Holdings Ltd.	124,031	886,540
CNOOC Ltd.	2,138,240	3,519,351
Hang Lung Group Ltd.	51,000	270,609
Hang Lung Properties Ltd.	139,000	560,318
Hang Seng Bank Ltd.	120,327	1,676,740
Henderson Land Development Co., Ltd.	60,000	422,682
Hong Kong & China Gas Co., Ltd.	193,539	482,558
Hong Kong Exchanges and Clearing Ltd.	47,604	794,555
Hongkong Electric Holdings Ltd.	113,025	670,316
Hutchison Whampoa Ltd.	171,000	1,250,892
MTR Corp.	89,530	338,993
New World Development Ltd.	166,022	325,001
Shanghai Industrial Holdings Ltd.	64,006	293,458
Sino Land Co., Ltd.	260,022	509,683
Sinotrans Shipping Ltd.	598,000	285,726
Sun Hung Kai Properties Ltd.	69,000	1,037,928
Television Broadcasts Ltd.	57,002	276,028
Wharf Holdings Ltd.	110,017	619,888

Total Hong Kong		24,406,627
New Zealand – 1.5%
Contact Energy Ltd.*	94,029	426,997
Fletcher Building Ltd.	72,663	430,510
Telecom Corp. of New Zealand Ltd.	330,461	508,818

Total New Zealand		1,366,325
Singapore – 14.7%
CapitaLand Ltd.	159,000	451,507
Cosco Corp. (Singapore) Ltd.(a)	392,000	347,684
DBS Group Holdings Ltd.	116,000	1,186,510
Fraser and Neave Ltd.	98,070	336,709
Jardine Cycle & Carriage Ltd.	24,250	509,613
Keppel Corp., Ltd.	112,000	730,618
Oversea-Chinese Banking Corp., Ltd.	158,000	984,357
Pacific Century Regional Developments Ltd.(a)	1,486,000	207,267
SembCorp Industries Ltd.	136,000	401,760
SembCorp Marine Ltd.	168,800	505,899
SIA Engineering Co., Ltd.	196,000	497,693
Singapore Airlines Ltd.	115,400	1,254,662
Singapore Airport Terminal Services Ltd.	295,172	559,498
Singapore Exchange Ltd.(a)	109,000	596,438
Singapore Press Holdings Ltd.	129,000	352,477
Singapore Technologies Engineering Ltd.	199,000	454,068
Singapore Telecommunications Ltd.	719,450	1,631,312
StarHub Ltd.	252,080	412,906
United Overseas Bank Ltd.	77,000	1,058,574
Wilmar International Ltd.	133,000	637,388

Total Singapore		13,116,940

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

March 31, 2010

Investments	Shares	Value

TOTAL COMMON STOCKS (Cost: $85,571,748)		$87,989,883
SHORT-TERM INVESTMENT – 1.3%
MONEY MARKET FUND – 1.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $1,136,149)	1,136,149	1,136,149
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
MONEY MARKET FUND – 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $2,705,022)(e)	2,705,022	2,705,022
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $89,412,919)		91,831,054
Liabilities in Excess of Foreign Currency and Other Assets – (3.1)%		(2,797,756)

NET ASSETS – 100.0%		$89,033,298

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $2,557,537 and the total market value of the collateral held by the Fund was $2,705,022.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.7%
Australia – 81.1%
Adelaide Brighton Ltd.	247,502	$586,098
Amcor Ltd.	271,322	1,591,320
AMP Ltd.	633,074	3,637,478
APN News & Media Ltd.(a)	488,199	1,035,096
Aristocrat Leisure Ltd.(a)	250,824	1,042,891
Austereo Group Ltd.	154,562	242,589
Australia & New Zealand Banking Group Ltd.	468,720	10,910,240
Bank of Queensland Ltd.	79,545	860,792
Bendigo and Adelaide Bank Ltd.	162,968	1,495,801
Billabong International Ltd.(a)	88,027	912,990
Boral Ltd.	194,363	1,000,802
Bradken Ltd.	13,128	92,299
Centennial Coal Co., Ltd.	224,779	878,895
Challenger Financial Services Group Ltd.	294,478	1,135,203
Challenger Infrastructure Fund Class A(b)	359,004	504,153
Commonwealth Bank of Australia	234,441	12,112,572
ConnectEast Group(b)	2,472,551	1,021,244
Consolidated Media Holdings Ltd.(a)	329,802	953,532
Corporate Express Australia Ltd.(a)	121,306	622,394
Crane Group Ltd.	52,234	429,569
Cromwell Group	906,103	607,116
Crown Ltd.	214,295	1,608,929
CSR Ltd.	580,398	881,649
David Jones Ltd.(a)	214,878	936,822
Envestra Ltd.(b)	1,472,241	689,161
Fairfax Media Ltd.(a)	803,944	1,328,220
FKP Property Group	935,796	614,128
Flight Centre Ltd.(a)	61,811	1,190,263
Goodman Fielder Ltd.	709,319	930,999
GUD Holdings Ltd.	13,000	110,491
GWA International Ltd.(a)	251,875	767,529
Hills Industries Ltd.	1,186	2,874
Incitec Pivot Ltd.	544,205	1,733,259
Leighton Holdings Ltd.(a)	80,239	2,872,246
Lend Lease Group(b)	205,884	1,636,485
Monadelphous Group Ltd.	51,527	723,599
National Australia Bank Ltd.	380,441	9,609,644
Peet Ltd.	88,934	187,744
Perpetual Ltd.(a)	25,502	825,799
QBE Insurance Group Ltd.	248,857	4,757,849
Sigma Pharmaceuticals Ltd.	545,376	232,767
Suncorp-Metway Ltd.	472,864	3,706,514
Telstra Corp., Ltd.	2,573,445	7,062,487
UGL Ltd.(a)	70,316	971,320
Wesfarmers Ltd.	305,667	8,918,887
West Australian Newspapers Holdings Ltd.(a)	163,925	1,193,136

Total Australia		95,165,875
New Zealand – 4.4%
Air New Zealand Ltd.	719,943	648,761
Fletcher Building Ltd.	206,076	1,220,947
Sky City Entertainment Group Ltd.	276,170	630,980

Investments	Shares	Value

Telecom Corp. of New Zealand Ltd.	867,288	$1,335,384
Vector Ltd.	489,711	736,646
Warehouse Group Ltd. (The)	247,458	658,439

Total New Zealand		5,231,157
Singapore – 13.2%
First Ship Lease Trust	1,347,000	592,543
Jaya Holdings Ltd.(a)	1,630,000	781,159
K1 Ventures Ltd.	5,818,000	707,457
MobileOne Ltd.	623,000	926,891
SIA Engineering Co., Ltd.	518,700	1,317,110
Singapore Airlines Ltd.	355,000	3,859,662
Singapore Airport Terminal Services Ltd.	762,330	1,444,994
Singapore Post Ltd.	987,000	741,282
Singapore Technologies Engineering Ltd.	893,000	2,037,602
StarHub Ltd.	737,000	1,207,203
Straits Asia Resources Ltd.(a)	549,000	848,210
Venture Corp., Ltd.	157,000	979,250

Total Singapore		15,443,363
TOTAL COMMON STOCKS (Cost: $109,884,005)		115,840,395
SHORT-TERM INVESTMENT – 1.4%
MONEY MARKET FUND – 1.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $1,668,925)	1,668,925	1,668,925
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.7%
MONEY MARKET FUND – 12.7%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $14,887,120)(e)	14,887,120	14,887,120
TOTAL INVESTMENTS IN SECURITIES – 112.8% (Cost: $126,440,050)		132,396,440
Liabilities in Excess of Foreign Currency and Other Assets – (12.8)%		(15,057,834)

NET ASSETS – 100.0%		$117,338,606

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $14,111,153 and the total market value of the collateral held by the Fund was $14,887,120.

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 8.3%
Australia & New Zealand Banking Group Ltd.	65,311	$1,520,223
BHP Billiton Ltd.	52,205	2,088,673
Commonwealth Bank of Australia	36,871	1,904,968
National Australia Bank Ltd.	54,326	1,372,233
QBE Insurance Group Ltd.	41,472	792,895
Telstra Corp., Ltd.	379,911	1,042,617
Wesfarmers Ltd.	33,345	972,955
Westpac Banking Corp.	53,178	1,358,854
Woodside Petroleum Ltd.	15,721	676,744
Woolworths Ltd.	26,273	675,211

Total Australia		12,405,373
Austria – 0.4%
Bank Austria Creditanstalt AG*(a)	1,715	—
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A(b)	13,874	551,736

Total Austria		551,736
Belgium – 0.6%
Belgacom S.A.	21,266	832,173
Denmark – 0.5%
Novo Nordisk A/S Class B	8,688	675,377
Finland – 1.4%
Fortum Oyj(b)	33,327	816,666
Nokia Oyj	79,529	1,240,751

Total Finland		2,057,417
France – 14.5%
Accor S.A.	7,867	436,012
Air Liquide S.A.	6,262	753,090
AXA S.A.	37,039	825,434
BNP Paribas	8,589	660,814
Bouygues S.A.	11,993	603,996
Carrefour S.A.	16,470	795,260
Christian Dior S.A.	215	22,977
Compagnie de Saint-Gobain	14,725	709,308
Credit Agricole S.A.	44,219	775,432
Danone	10,765	649,649
Electricite de France	25,283	1,382,101
France Telecom S.A.	75,448	1,808,500
GDF Suez	42,406	1,641,055
Lafarge S.A.	7,532	530,979
L’Oreal S.A.	6,351	669,093
LVMH Moet Hennessy Louis Vuitton S.A.	7,633	893,803
PPR	406	54,150
Sanofi-Aventis S.A.	23,193	1,731,996
Schneider Electric S.A.	6,880	808,422
Societe Generale	8,193	516,217
Sodexo	1,293	77,418
TOTAL S.A.	51,181	2,976,493
Veolia Environnement	15,846	550,610
Vinci S.A.	11,701	690,856

Investments	Shares	Value

Vivendi S.A.	43,908	$1,177,247

Total France		21,740,912
Germany – 9.6%
Allianz SE	11,823	1,485,066
BASF SE	29,910	1,858,438
Bayer AG	11,591	785,443
Deutsche Post AG	42,654	741,350
Deutsche Telekom AG	157,824	2,142,990
E.ON AG	47,275	1,748,559
Muenchener Rueckversicherungs AG	6,804	1,106,160
RWE AG	18,027	1,600,136
SAP AG	14,649	710,801
Siemens AG	12,617	1,265,893
ThyssenKrupp AG	23,744	817,818
Volkswagen AG	1,492	144,346

Total Germany		14,407,000
Hong Kong – 5.4%
Cheung Kong (Holdings) Ltd.	6,000	77,273
China Mobile Ltd.	265,919	2,558,263
CLP Holdings Ltd.	62,110	443,946
CNOOC Ltd.	1,102,529	1,814,664
Hang Lung Properties Ltd.	28,000	112,870
Hang Seng Bank Ltd.	65,495	912,663
Hutchison Whampoa Ltd.	125,000	914,395
Sino Land Co., Ltd.	26,000	50,964
Sun Hung Kai Properties Ltd.	70,442	1,059,619
Wharf Holdings Ltd.	19,000	107,055

Total Hong Kong		8,051,712
Italy – 4.7%
Atlantia SpA	20,559	480,701
Enel SpA	335,798	1,881,084
ENI SpA	119,701	2,813,373
Mediobanca SpA*	64,100	689,966
Snam Rete Gas SpA	145,191	737,208
Telecom Italia SpA	317,422	457,851

Total Italy		7,060,183
Japan – 10.0%
Astellas Pharma, Inc.	19,900	720,906
Canon, Inc.	32,500	1,506,047
Honda Motor Co., Ltd.	33,000	1,165,454
JFE Holdings, Inc.	21,200	854,217
Kansai Electric Power Co., Inc. (The)	28,300	648,744
Mitsubishi Corp.	43,800	1,148,437
Mitsubishi UFJ Financial Group, Inc.	168,300	882,566
Mitsui & Co., Ltd.	61,200	1,028,951
Mizuho Financial Group, Inc.(b)	331,598	656,524
Nippon Telegraph & Telephone Corp.	24,194	1,020,166
NTT DoCoMo, Inc.(b)	807	1,229,846
Panasonic Corp.	58,200	890,689
Takeda Pharmaceutical Co., Ltd.(b)	25,900	1,140,609
Tokyo Electric Power Co., Inc. (The)	30,100	802,753

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2010

Investments	Shares	Value

Toyota Motor Corp.	30,400	$1,218,408

Total Japan		14,914,317
Netherlands – 2.4%
Koninklijke KPN N.V.	59,274	940,788
Koninklijke Philips Electronics N.V.(b)	38,705	1,243,305
Unilever N.V. CVA	47,579	1,441,770

Total Netherlands		3,625,863
Norway – 1.3%
Statoil ASA	87,180	2,020,986
Portugal – 0.5%
Portugal Telecom, SGPS, S.A.	65,718	736,105
Singapore – 1.6%
CapitaLand Ltd.	24,000	68,152
DBS Group Holdings Ltd.	57,000	583,027
Singapore Airlines Ltd.	87,000	945,889
Singapore Telecommunications Ltd.	332,500	753,925

Total Singapore		2,350,993
Spain – 8.1%
ACS Actividades de Construccion y Servicios, S.A.	13,608	628,987
Banco Bilbao Vizcaya Argentaria S.A.	99,452	1,363,178
Banco Popular Espanol S.A.(b)	57,045	420,672
Banco Santander S.A.	246,367	3,280,253
Criteria Caixacorp S.A.	172,406	855,914
Iberdrola S.A.	110,512	938,324
Inditex S.A.	14,757	974,523
Repsol YPF S.A.	44,503	1,055,604
Telefonica S.A.	110,934	2,632,837

Total Spain		12,150,292
Sweden – 2.1%
Hennes & Mauritz AB Class B	19,060	1,242,329
Nordea Bank AB(b)	57,940	573,604
Sandvik AB	54,471	683,063
TeliaSonera AB*(b)	99,293	707,068

Total Sweden		3,206,064
Switzerland – 6.7%
Holcim Ltd.*	10,146	757,661
Nestle S.A.	58,775	3,015,391
Novartis AG	44,637	2,415,161
Roche Holding AG	9,712	1,577,837
SGS S.A.	480	663,075
Swisscom AG	1,267	463,200
Zurich Financial Services AG	4,628	1,188,493

Total Switzerland		10,080,818
United Kingdom – 21.0%
AstraZeneca PLC	29,233	1,303,257
Aviva PLC	111,513	651,751
BAE Systems PLC	82,525	464,802
BHP Billiton PLC	44,221	1,515,982
BP PLC	517,202	4,890,847
British American Tobacco PLC	44,511	1,533,689

Investments	Shares	Value

British Sky Broadcasting Group PLC	53,541	$488,923
BT Group PLC	476,286	895,151
Centrica PLC	120,137	535,591
Diageo PLC	54,895	920,969
GlaxoSmithKline PLC	98,369	1,888,328
HSBC Holdings PLC	311,596	3,157,370
Imperial Tobacco Group PLC	22,958	699,983
National Grid PLC	62,918	612,250
Reckitt Benckiser Group PLC	9,805	537,964
Rio Tinto PLC	22,549	1,335,689
Royal Dutch Shell PLC Class A	69,857	2,023,953
Royal Dutch Shell PLC Class B	70,210	1,933,536
Scottish & Southern Energy PLC	20,790	347,215
Standard Chartered PLC	36,802	1,003,454
Tesco PLC	157,189	1,038,287
Unilever PLC	31,001	909,942
Vodafone Group PLC	1,173,099	2,704,801

Total United Kingdom		31,393,734
TOTAL COMMON STOCKS (Cost: $156,718,874)		148,261,055
RIGHTS – 0.0%
Germany – 0.0%
Volkswagen AG, expiring 4/13/10* (Cost: $0)	1,492	929
TOTAL LONG-TERM INVESTMENTS (Cost: $156,718,874)		148,261,984
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $1,281,520)	1,281,520	1,281,520
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
MONEY MARKET FUND – 4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $6,188,050)(e)	6,188,050	6,188,050
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $164,188,444)		155,731,554
Liabilities in Excess of Foreign Currency and Other Assets – (4.1)%		(6,107,264)

NET ASSETS – 100.0%		$149,624,290

*	Non-income producing security.

(a)	Escrow security – additional shares issued as a result of a corporate action.

(b)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $5,886,074 and the total market value of the collateral held by the Fund was $6,188,050.

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 4.9%
Foster’s Group Ltd.	258,265	$1,253,986
Orica Ltd.	87,332	2,147,424
Origin Energy Ltd.	60,785	923,349
Telstra Corp., Ltd.	660,768	1,813,392
Wesfarmers Ltd.	67,415	1,967,065

Total Australia		8,105,216
Austria – 2.1%
OMV AG	38,882	1,461,539
Telekom Austria AG	143,064	2,003,551

Total Austria		3,465,090
Belgium – 3.4%
Anheuser-Busch InBev N.V.	29,811	1,504,378
Belgacom S.A.	72,346	2,831,017
Solvay S.A.	11,459	1,180,098

Total Belgium		5,515,493
Finland – 3.0%
Fortum Oyj(a)	64,161	1,572,242
Nokia Oyj	91,791	1,432,053
UPM-Kymmene Oyj(a)	139,636	1,856,349

Total Finland		4,860,644
France – 16.1%
Accor S.A.	37,930	2,102,193
Cap Gemini S.A.	22,395	1,105,138
Compagnie de Saint-Gobain	35,662	1,717,851
France Telecom S.A.	122,853	2,944,806
Lafarge S.A.	23,263	1,639,960
Lagardere SCA	40,471	1,640,648
PPR	18,171	2,423,557
Sanofi-Aventis S.A.	19,397	1,448,520
Schneider Electric S.A.	16,988	1,996,143
Technip S.A.	17,912	1,459,050
TOTAL S.A.	23,076	1,342,013
Vallourec S.A.	17,380	3,511,068
Veolia Environnement	47,021	1,633,867
Vivendi S.A.	54,009	1,448,071

Total France		26,412,885
Germany – 10.5%
BASF SE	46,061	2,861,969
Bayer AG	17,474	1,184,095
Deutsche Post AG	202,412	3,518,034
Deutsche Telekom AG	174,428	2,368,445
E.ON AG	36,727	1,358,421
Metro AG	20,755	1,233,431
RWE AG	18,475	1,639,902
SAP AG	13,623	661,017
ThyssenKrupp AG	72,401	2,493,718

Total Germany		17,319,032
Hong Kong – 0.8%
CNOOC Ltd.	804,000	1,323,312

Investments	Shares	Value

Italy – 10.9%
Enel SpA	536,284	$3,004,173
ENI SpA	83,804	1,969,674
Mediaset SpA	402,149	3,460,778
Parmalat SpA	1,233,023	3,382,686
Telecom Italia SpA RSP	3,698,745	4,178,983
Terna Rete Elettrica Nazionale SpA(a)	440,389	1,908,338

Total Italy		17,904,632
Japan – 5.1%
Astellas Pharma, Inc.	21,700	786,114
Canon, Inc.	24,400	1,130,693
Daiichi Sankyo Co., Ltd.	58,700	1,099,997
Eisai Co., Ltd.(a)	36,800	1,313,442
Fujitsu Ltd.	82,000	537,072
Konica Minolta Holdings, Inc.	55,500	648,015
Ricoh Co., Ltd.	50,000	781,250
Takeda Pharmaceutical Co., Ltd.(a)	26,600	1,171,436
TDK Corp.	13,400	891,995

Total Japan		8,360,014
Netherlands – 7.6%
Akzo Nobel N.V.	36,589	2,089,013
Koninklijke DSM N.V.	36,613	1,635,597
Reed Elsevier N.V.	118,084	1,437,695
STMicroelectronics N.V.	165,418	1,649,605
TNT N.V.	79,303	2,278,082
Unilever N.V. CVA	54,952	1,665,192
Wolters Kluwer N.V.	81,264	1,765,380

Total Netherlands		12,520,564
Norway – 1.6%
Orkla ASA	171,781	1,520,813
Statoil ASA	48,009	1,112,934

Total Norway		2,633,747
Portugal – 2.4%
Portugal Telecom, SGPS, S.A.	354,431	3,969,966
Singapore – 1.7%
Singapore Airlines Ltd.	263,000	2,859,411
Singapore Airport Terminal Services Ltd.	380	720

Total Singapore		2,860,131
Spain – 1.9%
ACS Actividades de Construccion y Servicios, S.A.	26,194	1,210,736
Repsol YPF S.A.	78,213	1,855,199

Total Spain		3,065,935
Sweden – 4.5%
Sandvik AB	295,437	3,704,764
SKF AB Class B	134,786	2,402,813
Svenska Cellulosa AB Class B*	89,601	1,267,387

Total Sweden		7,374,964

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2010

Investments	Shares	Value

Switzerland – 2.4%
Holcim Ltd.*	24,443	$1,825,300
Novartis AG	23,102	1,249,973
Roche Holding AG	5,131	833,596

Total Switzerland		3,908,869
United Kingdom – 19.2%
AstraZeneca PLC	35,928	1,601,732
BP PLC	237,081	2,241,923
British American Tobacco PLC	47,207	1,626,583
BT Group PLC	3,082,380	5,793,148
Diageo PLC	85,964	1,442,211
GlaxoSmithKline PLC	90,668	1,740,497
Home Retail Group PLC	416,457	1,711,972
J. Sainsbury PLC	208,542	1,036,322
Marks & Spencer Group PLC	365,048	2,049,397
National Grid PLC	192,729	1,875,430
Royal Dutch Shell PLC Class B	70,983	1,954,824
Sage Group PLC (The)	334,488	1,213,158
Severn Trent PLC	109,612	1,986,932
United Utilities Group PLC	387,025	3,281,768
Vodafone Group PLC	879,176	2,027,106

Total United Kingdom		31,583,003
United States – 0.8%
Kraft Foods, Inc. Class A	42,979	1,299,685
TOTAL COMMON STOCKS (Cost: $153,530,560)		162,483,182
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $428,358)	428,358	428,358
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
MONEY MARKET FUND – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $4,105,033)(d)	4,105,033	4,105,033
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $158,063,951)		167,016,573
Liabilities in Excess of Foreign Currency and Other Assets – (1.6)%		(2,679,041)

NET ASSETS – 100.0%		$164,337,532

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $3,899,284 and the total market value of the collateral held by the Fund was $4,105,033.

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 9.8%
AGL Energy Ltd.	22,448	$309,677
Amcor Ltd.	102,561	601,526
Aristocrat Leisure Ltd.(a)	90,765	377,388
AXA Asia Pacific Holdings Ltd.	132,055	766,026
Billabong International Ltd.(a)	25,549	264,987
BlueScope Steel Ltd.*	168,471	449,976
Boral Ltd.	61,244	315,354
Brambles Ltd.	135,623	916,184
Coca-Cola Amatil Ltd.	61,363	633,623
Computershare Ltd.	28,365	325,956
Crown Ltd.	78,170	586,901
CSR Ltd.	219,474	333,390
Fairfax Media Ltd.(a)	252,563	417,267
Felix Resources Ltd. In Specie*† ††	16,737	1,562
Harvey Norman Holdings Ltd.(a)	97,792	324,925
Incitec Pivot Ltd.	198,214	631,299
Insurance Australia Group Ltd.	108,802	387,472
Leighton Holdings Ltd.(a)	30,328	1,085,625
Lend Lease Group(b)	62,149	493,996
Metcash Ltd.	54,550	207,284
OneSteel Ltd.	127,986	458,141
Orica Ltd.	27,034	664,744
Sims Metal Management Ltd.	13,472	267,832
Sonic Healthcare Ltd.	64,280	847,821
Suncorp-Metway Ltd.	182,020	1,426,752
TABCORP Holdings Ltd.	43,866	277,811
Tatts Group Ltd.	107,031	241,666
Toll Holdings Ltd.	49,320	335,891
WorleyParsons Ltd.	16,407	383,256

Total Australia		14,334,332
Austria – 2.9%
EVN AG	12,208	212,430
Oesterreichische Post AG	11,861	346,500
Raiffeisen International Bank Holding AG(a)	13,382	637,373
Strabag SE	10,939	278,565
Telekom Austria AG	57,587	806,482
Vienna Insurance Group	10,031	530,702
voestalpine AG	34,455	1,396,300

Total Austria		4,208,352
Belgium – 1.2%
Cofinimmo	2,200	310,631
Mobistar S.A.	6,984	430,591
UCB S.A.	14,359	614,253
Umicore	12,027	420,757

Total Belgium		1,776,232
Denmark – 0.5%
D/S Norden	7,607	331,136
H. Lundbeck A/S	11,438	216,000
TrygVesta A/S	3,167	209,410

Total Denmark		756,546

Investments	Shares	Value

Finland – 3.5%
Elisa Oyj*	16,864	$348,441
Kesko Oyj Class B(a)	7,915	312,083
Metso Oyj	15,284	494,477
Neste Oil Oyj*	36,246	633,164
Nokian Renkaat Oyj*	8,901	231,605
Outokumpu Oyj(a)	16,489	362,558
Pohjola Bank PLC	20,006	225,223
Rautaruukki Oyj(a)	24,422	528,726
Sanoma Oyj*	25,269	560,740
UPM-Kymmene Oyj(a)	61,426	816,610
Wartsila Oyj	11,953	606,510

Total Finland		5,120,137
France – 11.3%
Aeroports de Paris	5,598	461,751
Arkema S.A.	2,194	81,372
Bourbon S.A.	1,480	64,093
Bureau Veritas S.A.	5,321	282,954
Cap Gemini S.A.	12,537	618,670
Casino Guichard Perrachon S.A.	9,368	794,141
Ciments Francais S.A.	3,262	313,336
Dassault Systemes S.A.	2,195	130,074
Eiffage S.A.	5,375	278,516
Eramet(a)	1,371	472,772
Etablissements Maurel et Prom	26,369	429,764
ICADE	4,591	511,938
Imerys S.A.	7,135	440,625
Ipsen S.A.	1,002	49,019
Klepierre	23,412	921,218
Lagardere SCA(a)	13,386	542,653
Legrand S.A.	28,211	892,850
M6-Metropole Television	20,640	534,821
Neopost S.A.	6,165	493,588
Nexans S.A.	1,904	162,590
Nexity	9,142	359,968
PagesJaunes Groupe(a)	71,060	817,478
Publicis Groupe S.A.	14,194	608,443
Remy Cointreau S.A.	6,851	354,581
Sa des Ciments Vicat	3,454	271,116
Safran S.A.	43,070	1,124,765
SCOR SE	29,368	743,097
SEB S.A.	403	26,782
Societe BIC S.A.	4,048	310,511
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,575	325,741
Societe Television Francaise 1	28,746	534,239
Technip S.A.	9,773	796,075
Vallourec S.A.	8,403	1,697,555
Zodiac Aerospace	1,945	95,849

Total France		16,542,945
Germany – 3.8%
Adidas AG	7,234	387,618
Bilfinger Berger AG	5,133	343,071

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2010

Investments	Shares	Value

Celesio AG	21,277	$681,457
Fielmann AG	3,540	285,530
Fraport AG Frankfurt Airport Services Worldwide	6,563	346,202
Gea Group AG	15,416	357,947
Hamburger Hafen Und Logistik AG	4,761	180,959
Henkel AG & Co. KGaA	12,897	598,654
Hochtief AG	5,753	484,344
Salzgitter AG	2,663	247,655
SMA Solar Technology AG	276	33,891
Suedzucker AG	13,352	295,208
Symrise AG	13,510	322,283
Tognum AG	19,089	359,544
Wacker Chemie AG	2,170	324,159
Wincor Nixdorf AG	4,543	308,279

Total Germany		5,556,801
Hong Kong – 3.2%
Beijing Enterprises Holdings Ltd.	39,000	270,976
China Resources Enterprise	206,162	766,002
Guangdong Investment Ltd.	460,808	249,255
Hang Lung Group Ltd.	95,000	504,076
Hopewell Holdings Ltd.	102,662	304,097
Hysan Development Co., Ltd.	158,000	456,824
New World Development Ltd.	257,482	504,041
Shanghai Industrial Holdings Ltd.	109,000	499,749
Sino-Ocean Land Holdings Ltd.	112,000	98,662
Sinotrans Shipping Ltd.	747,000	356,919
Television Broadcasts Ltd.	62,074	300,589
Wheelock & Co., Ltd.	97,000	286,077
Yuexiu Property Co., Ltd.	372,000	100,130

Total Hong Kong		4,697,397
Italy – 5.7%
A2A SpA	366,424	688,677
Banca Carige SpA	152,769	418,074
Beni Stabili SpA	500,654	485,721
Buzzi Unicem SpA	12,701	160,257
Credito Emiliano SpA*	69,815	483,669
Edison SpA(a)	447,493	683,007
ERG SpA	14,063	198,469
Fondiaria-Sai SpA	14,825	223,465
Geox SpA	29,397	204,255
Hera SpA	103,067	242,800
Iride SpA	124,352	241,454
Lottomatica SpA	12,624	241,191
Mediaset SpA	164,427	1,415,012
Mediolanum SpA	60,036	351,949
Parmalat SpA	196,526	539,151
Prysmian SpA	17,473	344,001
Societa Cattolica di Assicurazioni S.c.r.l.*	7,789	246,198
Telecom Italia SpA RSP	967,807	1,093,465

Total Italy		8,260,815
Japan – 18.4%
ACOM Co., Ltd.(a)	22,130	362,360
Aeon Mall Co., Ltd.	10,000	210,938

Investments	Shares	Value

Aisin Seiki Co., Ltd.	19,200	$575,342
Ajinomoto Co., Inc.	55,000	545,056
Asahi Breweries Ltd.	29,400	551,565
Asahi Kasei Corp.	102,000	549,080
Bank of Yokohama Ltd. (The)	102,000	499,957
Chiba Bank Ltd. (The)(a)	72,000	430,736
Chuo Mitsui Trust Holdings, Inc.	98,000	368,129
Daito Trust Construction Co., Ltd.	10,400	501,969
Daiwa House Industry Co., Ltd.	50,000	564,533
Electric Power Development Co., Ltd.	10,600	349,401
Hitachi Construction Machinery Co., Ltd.(a)	22,900	541,375
Hokkaido Electric Power Co., Inc.(a)	17,500	335,991
Hokuriku Electric Power Co.(a)	13,000	286,045
JS Group Corp.	34,300	698,554
JSR Corp.	24,000	501,627
Konica Minolta Holdings, Inc.	51,500	601,311
Kuraray Co., Ltd.	34,500	464,480
Kyowa Hakko Kirin Co., Ltd.(a)	44,000	454,409
Lawson, Inc.	13,200	563,656
Makita Corp.	13,300	438,399
Marui Group Co., Ltd.	51,400	372,958
Mitsubishi Chemical Holdings Corp.	114,500	585,734
Mitsubishi Tanabe Pharma Corp.	44,000	621,575
Nikon Corp.	15,000	327,643
Nippon Express Co., Ltd.	117,000	503,360
Nippon Mining Holdings, Inc.	67,500	310,266
Nippon Paper Group, Inc.	14,200	365,486
Nippon Yusen K.K.	120,000	473,887
Nitto Denko Corp.	16,300	633,230
Nomura Real Estate Holdings, Inc.	16,600	256,177
Nomura Research Institute Ltd.	17,300	394,360
OJI Paper Co., Ltd.	100,000	438,784
Oracle Corp.	15,668	726,892
Osaka Gas Co., Ltd.	100,000	358,519
Panasonic Electric Works Co., Ltd.	67,000	846,104
Sankyo Co., Ltd.	6,800	336,580
Sekisui Chemical Co., Ltd.	46,000	312,115
Sekisui House Ltd.	42,000	419,820
Shikoku Electric Power Co., Inc.	10,600	300,507
Shionogi & Co., Ltd.	18,000	342,509
Shiseido Co., Ltd.(a)	33,600	729,966
Shizuoka Bank Ltd. (The)	50,000	436,109
Showa Shell Sekiyu K.K.	41,900	283,399
Sompo Japan Insurance, Inc.	80,000	544,521
Stanley Electric Co., Ltd.	9,700	188,207
Sumitomo Chemical Co., Ltd.	103,000	503,756
Sumitomo Realty & Development Co., Ltd.	21,000	399,818
Sumitomo Rubber Industries, Inc.	18,000	158,733
TDK Corp.	13,300	885,338
Tokyo Tatemono Co., Ltd.	45,000	161,815
Tokyu Land Corp.	59,000	225,417
TonenGeneral Sekiyu K.K.	58,104	490,626
Toppan Printing Co., Ltd.	49,000	442,594
Toray Industries, Inc.(a)	76,000	444,092

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2010

Investments	Shares	Value

Toyota Tsusho Corp.	27,900	$437,729
Trend Micro, Inc.	11,000	383,776
Yamaha Corp.	21,900	282,891
Yamato Holdings Co., Ltd.	42,000	590,625

Total Japan		26,910,831
Netherlands – 2.8%
Fugro N.V. CVA	8,934	584,967
Imtech N.V.	7,124	228,552
Koninklijke Boskalis Westminster N.V.	16,066	616,841
Koninklijke DSM N.V.(a)	17,069	762,516
SBM Offshore N.V.	17,329	347,380
STMicroelectronics N.V.	83,775	835,433
Wolters Kluwer N.V.	29,198	634,298

Total Netherlands		4,009,987
New Zealand – 0.8%
Contact Energy Ltd.*	44,030	199,946
Fletcher Building Ltd.	74,995	444,326
Telecom Corp. of New Zealand Ltd.	339,865	523,298

Total New Zealand		1,167,570
Norway – 0.5%
Fred Olsen Energy ASA	19,626	752,214
Portugal – 1.8%
Banco BPI S.A. Registered Shares	88,519	235,717
Banco Comercial Portugues S.A. Class R*(a)	222,048	247,573
Banco Espirito Santo S.A.	92,066	498,298
Brisa Auto-Estradas de Portugal S.A.	67,419	572,891
Cimpor Cimentos de Portugal SGPS S.A.	57,829	437,800
Jeronimo Martins, SGPS, S.A.	32,474	329,554
Sonae(a)	210,860	251,077

Total Portugal		2,572,910
Singapore – 3.8%
Cosco Corp.(Singapore) Ltd.(a)	389,000	345,023
Fraser and Neave Ltd.	118,402	406,516
Jardine Cycle & Carriage Ltd.	26,904	565,387
Keppel Land Ltd.	56,000	147,005
SembCorp Industries Ltd.	171,000	505,154
SembCorp Marine Ltd.	208,360	624,462
SIA Engineering Co., Ltd.	185,536	471,122
Singapore Exchange Ltd.(a)	127,000	694,932
Singapore Press Holdings Ltd.	167,148	456,711
Singapore Technologies Engineering Ltd.	356,000	812,303
StarHub Ltd.	255,594	418,662
UOL Group Ltd.	37,000	103,215

Total Singapore		5,550,492
Spain – 4.8%
Acerinox S.A.	19,192	378,494
Antena 3 de Television S.A.	38,066	421,328
Banco Pastor S.A.(a)	73,618	427,836
Bankinter, S.A.(a)	34,817	290,203
Bolsas y Mercados Espanoles S.A.(a)	16,266	436,229
Enagas	20,581	451,836

Investments	Shares	Value

Ferrovial S.A.	98,632	$960,904
Fomento de Construcciones y Contratas S.A.(a)	16,531	606,287
Gestevision Telecinco S.A.	55,540	873,256
Grupo Catalana Occidente S.A.	11,602	236,579
Indra Sistemas S.A.	18,000	369,721
Red Electrica Corp. S.A.	8,604	462,597
Sociedad General de Aguas de Barcelona S.A. Class A	10,714	288,637
Tecnicas Reunidas, S.A.	5,727	360,725
Zardoya Otis, S.A.(a)	26,447	459,127

Total Spain		7,023,759
Sweden – 5.5%
Alfa Laval AB	29,369	433,781
Assa Abloy AB Class B	25,163	494,030
Atlas Copco AB Class B	37,636	529,215
Hakon Invest AB	23,897	458,217
Kinnevik Investment AB Class B	19,506	360,469
Ratos AB Class B*	20,599	685,489
Scania AB Class B	43,471	689,786
Securitas AB Class B	40,213	430,235
Skanska AB Class B	51,441	937,760
SKF AB Class B	31,016	552,918
SSAB AB Class A(a)	22,173	399,897
Svenska Cellulosa AB Class B*	46,290	654,762
Swedish Match AB	22,194	532,261
Tele2 AB Class B	50,756	849,812

Total Sweden		8,008,632
Switzerland – 3.0%
Baloise Holding AG	4,812	427,459
BKW FMB Energie AG	2,940	218,849
EMS-Chemie Holding AG	3,752	515,452
Geberit AG	3,669	657,774
Partners Group Holding AG	3,003	425,964
Schindler Holding AG	5,260	457,761
Schindler Holding AG Participating Shares	4,505	397,192
Sulzer AG	3,721	362,360
Swatch Group AG (The)	6,259	372,846
Swatch Group AG (The) Class B	1,739	555,462

Total Switzerland		4,391,119
United Kingdom – 16.0%
Admiral Group PLC	25,590	512,391
Amlin PLC	39,449	232,240
Ashmore Group PLC	94,779	379,122
Balfour Beatty PLC	40,110	177,783
British Land Co. PLC	136,290	994,618
Bunzl PLC	27,831	304,384
Burberry Group PLC	29,435	319,024
Cable & Wireless Communications PLC	240,635	202,038
Cable & Wireless Worldwide*	240,635	335,818
Capita Group PLC (The)	21,090	242,015
Carillion PLC	51,033	252,982
Close Brothers Group PLC	20,092	236,201

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2010

Investments	Shares	Value

Cobham PLC	65,593	$255,710
Daily Mail & General Trust N.V. Class A	37,874	285,877
Drax Group PLC	64,507	365,570
Firstgroup PLC	40,938	222,935
G4S PLC	81,957	325,098
Hammerson PLC	123,309	735,845
Hays PLC	197,082	324,365
Home Retail Group PLC	93,647	384,964
ICAP PLC	48,479	274,884
IMI PLC	46,167	462,203
Inmarsat PLC	32,731	375,352
Intercontinental Hotels Group PLC(a)	22,497	352,177
International Power PLC	120,101	580,976
Investec PLC	53,528	437,650
Johnson Matthey PLC	12,808	339,221
Kingfisher PLC	116,397	378,550
Ladbrokes PLC	80,122	193,244
Legal & General Group PLC	652,312	871,248
London Stock Exchange Group PLC	19,920	214,689
Man Group PLC	247,169	905,458
Marks & Spencer Group PLC	161,200	904,985
Meggitt PLC	72,702	337,131
Next PLC	13,198	433,234
Northumbrian Water Group PLC	47,305	203,144
Pennon Group PLC	23,137	183,379
Provident Financial PLC	23,129	304,357
RSA Insurance Group PLC	328,618	635,563
Sage Group PLC (The)	121,962	442,345
Schroders PLC	19,434	414,776
Segro PLC	270,413	1,310,966
Severn Trent PLC	21,890	396,799
Smith & Nephew PLC	90,151	897,765
Smiths Group PLC	33,939	584,837
Standard Life PLC	226,797	689,089
Tate & Lyle PLC	68,794	473,974
Thomas Cook Group PLC	68,237	279,267
Tomkins PLC	100,307	359,088
TUI Travel PLC	74,173	339,227
United Utilities Group PLC	102,375	868,086
Vedanta Resources PLC(a)	11,379	479,160
Whitbread PLC	14,513	324,498

Total United Kingdom		23,336,302
TOTAL COMMON STOCKS (Cost: $155,218,125)		144,977,373
RIGHTS – 0.0%
Spain – 0.0%
Banco Pastor S.A., expiring 4/19/10*(a) (Cost: $0)	73,618	9,563
TOTAL LONG-TERM INVESTMENTS (Cost: $155,218,125)		144,986,936

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $856,102)	856,102	$856,102
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.6%
MONEY MARKET FUND – 9.6%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $14,078,114)(e)	14,078,114	14,078,114
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $170,152,341)		159,921,152
Liabilities in Excess of Foreign Currency and Other Assets – (9.5)%		(13,852,210)

NET ASSETS – 100.0%		$146,068,942

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,562, which represents .0011% of net assets.

††	Restricted security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $13,384,845 and the total market value of the collateral held by the Fund was $14,078,114.

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.5%
Australia – 15.1%
Adelaide Brighton Ltd.	520,287	$1,232,067
Ansell Ltd.	80,569	897,756
APN News & Media Ltd.(a)	1,134,623	2,405,665
Ausenco Ltd.(a)	140,675	568,121
Austal Ltd.	93,807	219,557
Austbrokers Holdings Ltd.	134,985	635,586
Austereo Group Ltd.	421,522	661,588
Bank of Queensland Ltd.	191,866	2,076,268
Bendigo and Adelaide Bank Ltd.(a)	469,117	4,305,789
Bradken Ltd.	186,245	1,309,438
Cabcharge Australia Ltd.(a)	163,644	862,151
Campbell Brothers Ltd.	42,106	1,142,018
Centennial Coal Co., Ltd.	563,240	2,202,291
Challenger Financial Services Group Ltd.	626,071	2,413,484
ConnectEast Group(b)	4,408,548	1,820,873
Consolidated Media Holdings Ltd.(a)	707,282	2,044,913
Corporate Express Australia Ltd.(a)	245,209	1,258,113
Crane Group Ltd.	97,932	805,386
Cromwell Group	307,688	206,160
David Jones Ltd.(a)	519,110	2,263,209
Downer EDI Ltd.	208,754	1,448,532
Envestra Ltd.(b)	2,036,343	953,219
FKP Property Group	1,503,040	986,389
Fleetwood Corp., Ltd.	27,670	228,572
Flight Centre Ltd.(a)	120,167	2,313,994
Gloucester Coal Ltd.*	154,458	1,275,923
Goodman Fielder Ltd.	1,901,689	2,496,014
GUD Holdings Ltd.	165,405	1,405,825
Gunns Ltd.(a)	851,988	375,359
GWA International Ltd.(a)	426,988	1,301,144
Hastie Group Ltd.	507,608	710,509
Hastings Diversified Utilities Fund(a)(b)	765,449	836,055
Healthscope Ltd.(a)	257,698	1,045,454
Hills Industries Ltd.	441,064	1,068,752
Invocare Ltd.(a)	139,182	760,102
Iress Market Technology Ltd.(a)	119,656	878,610
JB Hi-Fi Ltd.	48,235	898,731
Macmahon Holdings Ltd.	1,779,879	1,192,573
Melbourne It Ltd.	134,558	213,044
Monadelphous Group Ltd.	91,583	1,286,109
Peet Ltd.	262,596	554,354
Perpetual Ltd.(a)	36,998	1,198,060
Seek Ltd.	124,932	919,644
Sigma Pharmaceuticals Ltd.	1,218,655	520,122
Spotless Group Ltd.	339,296	887,555
Sunland Group Ltd.*(a)	1,137,078	819,278
Ten Network Holdings Ltd.*	665,338	1,160,293
Tower Australia Group Ltd.	274,682	668,110
Transfield Services Ltd.	213,977	793,451
UGL Ltd.(a)	150,488	2,078,787
West Australian Newspapers Holdings Ltd.(a)	364,594	2,653,715

Investments	Shares	Value

Wotif.com Holdings Ltd.	255,376	$1,699,377

Total Australia		64,958,089
Austria – 0.9%
Flughafen Wien AG	22,523	1,122,121
Schoeller-Bleckmann Oilfield Equipment AG	29,277	1,545,369
Semperit AG Holding	29,400	1,150,072

Total Austria		3,817,562
Belgium – 1.9%
Compagnie d’entreprises CFE	11,917	663,378
Compagnie Maritime Belge S.A.	49,767	1,593,257
Euronav N.V.	164,130	3,642,181
EVS Broadcast Equipment S.A.	15,565	885,404
Omega Pharma S.A.	14,059	701,672
Tessenderlo Chemie N.V.	25,463	853,080

Total Belgium		8,338,972
Denmark – 0.2%
Auriga Industries Class B*	48,767	921,821
Finland – 4.3%
Amer Sports Oyj Class A	17,759	210,020
Cargotec Oyj Class B	51,670	1,497,572
Citycon Oyj(a)	314,390	1,254,933
Comptel Oyj	188,070	221,395
F-Secure Oyj(a)	180,431	612,794
Huhtamaki Oyj(a)	82,806	904,201
Kemira Oyj*(a)	68,338	731,423
Lassila & Tikanoja Oyj(a)	40,577	848,827
Orion Oyj Class B(a)	111,532	2,471,969
Outotec Oyj(a)	37,872	1,365,668
Poyry Oyj	41,980	610,634
Stockmann Oyj Abp Class B(a)	29,064	1,059,455
Technopolis PLC	45,643	227,275
Tieto Oyj(a)	74,458	1,726,839
Tikkurila Oy*(a)	17,084	352,062
Uponor Oyj(a)	79,229	1,447,264
YIT Oyj	127,344	2,946,485

Total Finland		18,488,816
France – 2.1%
Canal Plus	63,075	501,071
Derichebourg S.A.*(a)	149,919	698,025
Groupe Steria SCA	30,750	953,235
Havas S.A.	202,949	1,023,472
Ingenico	18,076	452,851
IPSOS	16,389	580,012
Rallye S.A.	59,664	2,205,176
Rubis	13,528	1,182,486
Saft Groupe S.A.	13,535	537,430
Sechilienne-Sidec	22,100	732,636

Total France		8,866,394
Germany – 3.2%
Aurubis AG	52,464	2,708,586
Bauer AG	14,667	657,892

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2010

Investments	Shares	Value

Bechtle AG	28,253	$870,477
Carl Zeiss Meditec AG	34,022	545,517
Comdirect Bank AG	121,112	1,220,881
CTS Eventim AG	11,807	600,699
Deutsche Beteiligungs AG	8,173	188,775
Gerresheimer AG	17,066	534,580
Gerry Weber International AG	20,502	712,950
Gildemeister AG	57,443	774,385
H&R WASAG AG	20,026	421,361
Indus Holding AG	49,898	941,186
Kontron AG	29,574	289,760
Krones AG(a)	15,393	793,244
MLP AG	72,058	760,610
Pfeiffer Vacuum Technology AG	12,524	957,461
Sixt AG	21,993	704,686
Takkt AG	18,193	211,706

Total Germany		13,894,756
Hong Kong – 2.1%
China Pharmaceutical Group Ltd.	848,000	524,219
China Travel International Investment Hong Kong Ltd.	3,292,000	894,577
Citic 1616 Holdings Ltd.	2,882,000	976,169
Dah Chong Hong Holdings Ltd.	3,091,000	2,077,997
Hongkong & Shanghai Hotels (The)	723,000	1,117,364
Shenzhen Investment Ltd.	1,644,000	609,775
Shougang Concord International Enterprises Co., Ltd.	5,780,000	1,220,807
Sun Hung Kai & Co., Ltd.	507,189	401,064
Vitasoy International Holdings Ltd.	1,300,364	1,023,249

Total Hong Kong		8,845,221
Ireland – 1.0%
C&C Group PLC	210,543	955,791
FBD Holdings PLC	10,130	100,321
FBD Holdings PLC Redemption Shares*†	14,316	—
Fyffes PLC	75,236	38,517
Glanbia PLC	200,585	811,249
Greencore Group PLC	420,031	791,419
Paddy Power PLC	24,179	862,082
United Drug PLC	220,129	765,491

Total Ireland		4,324,870
Italy – 3.5%
Autostrada Torino-Milano SpA	53,995	759,830
Azimut Holding SpA	75,536	958,197
Banco di Desio e della Brianza SpA	38,166	222,062
Biesse SpA*	64,755	526,596
Brembo SpA	89,108	690,878
Buzzi Unicem SpA RSP	62,508	512,129
Cairo Communication SpA	174,569	682,645
Cementir Holding SpA	104,571	420,594
Credito Artigiano SpA	88,692	214,336
Enia SpA	71,623	576,633
Fiat SpA RSP(a)	89,260	754,860

Investments	Shares	Value

Fondiaria-Sai SpA RSP	93,766	$987,085
Immobiliare Grande Distribuzione	333,383	676,199
Impregilo SpA	226,893	785,175
Industria Macchine Automatiche SpA	45,525	906,750
Italcementi SpA RSP	95,997	623,489
Maire Tecnimont SpA	261,143	996,454
MARR SpA	152,017	1,405,919
Piaggio & C. SpA	246,924	788,506
Recordati SpA	182,507	1,391,564

Total Italy		14,879,901
Japan – 27.1%
ADEKA Corp.	97,000	969,585
Aica Kogyo Co., Ltd.	91,600	1,021,481
Amano Corp.	116,600	1,061,928
Avex Group Holdings, Inc.	99,700	862,132
Canon Electronics, Inc.	45,000	995,452
Capcom Co., Ltd.(a)	37,200	703,074
Central Glass Co., Ltd.	245,000	1,211,366
Century Tokyo Leasing Corp.	55,410	767,936
Circle K Sunkus Co., Ltd.	73,900	916,632
Daifuku Co., Ltd.	120,500	949,144
Daishi Bank Ltd. (The)	245,000	849,529
DCM Japan Holdings Co., Ltd.	126,400	725,068
Denki Kagaku Kogyo K.K.	347,000	1,492,872
DIC Corp.	667,000	1,441,931
DOWA Holdings Co., Ltd.(a)	184,000	1,108,647
Ehime Bank Ltd. (The)	73,000	205,469
Ezaki Glico Co., Ltd.	81,000	945,751
Fancl Corp.(a)	75,200	1,426,096
Fukuyama Transporting Co., Ltd.(a)	254,000	1,269,456
Fuyo General Lease Co., Ltd.	32,000	905,822
Goldcrest Co., Ltd.	59,540	1,575,796
Gunze Ltd.	247,000	911,976
H2O Retailing Corp.(a)	144,000	984,760
Hanwa Co., Ltd.	212,000	898,459
Heiwa Real Estate Co., Ltd.	237,500	714,228
Hikari Tsushin, Inc.(a)	41,300	670,948
Hitachi Cable Ltd.(a)	295,000	880,833
Hitachi Capital Corp.	87,700	1,249,237
Hitachi Koki Co., Ltd.(a)	140,700	1,516,320
Hitachi Kokusai Electric, Inc.	137,000	1,369,413
Hitachi Transport System Ltd.	86,500	1,219,183
Hokkoku Bank Ltd. (The)	241,000	894,981
Hokuetsu Kishu Paper Co., Ltd.(a)	214,500	1,072,041
Hyakugo Bank Ltd. (The)	202,000	949,037
Hyakujushi Bank Ltd. (The)	203,000	790,796
IBJ Leasing Co., Ltd.	56,900	1,135,686
Inaba Denki Sangyo Co., Ltd.	21,400	496,295
IT Holdings Corp.	41,400	504,208
Ito En Ltd.(a)	82,200	1,272,939
Izumi Co., Ltd.	48,100	631,107
JFE Shoji Holdings, Inc.	200,000	843,322
Juroku Bank Ltd. (The)	263,000	1,044,232

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2010

Investments	Shares	Value

Kaken Pharmaceutical Co., Ltd.	154,000	$1,270,698
Kandenko Co., Ltd.	129,000	820,056
Keiyo Bank Ltd. (The)	174,000	839,833
Kiyo Holdings, Inc.	784,800	1,041,473
Kokuyo Co., Ltd.	75,500	629,436
Komeri Co., Ltd.	32,500	846,934
Komori Corp.	67,800	840,970
Kose Corp.(a)	34,700	815,138
KUREHA Corp.	151,000	732,053
Kyowa Exeo Corp.	85,000	702,269
Lion Corp.	173,000	872,035
Meitec Corp.(a)	37,000	725,032
Miraca Holdings, Inc.	46,600	1,421,340
Miura Co., Ltd.	42,800	1,115,347
Mochida Pharmaceutical Co., Ltd.	94,000	895,334
Moshi Moshi Hotline, Inc.	30,050	574,693
Musashino Bank Ltd. (The)	30,200	867,474
Nagase & Co., Ltd.	77,000	963,324
NHK Spring Co., Ltd.	171,000	1,570,184
Nichirei Corp.(a)	249,000	932,684
Nidec Sankyo Corp.(a)	145,000	1,283,337
Nifco, Inc.	65,700	1,511,719
Nippon Kayaku Co., Ltd.	172,000	1,494,692
Nippon Paint Co., Ltd.	190,000	1,244,435
Nippon Shokubai Co., Ltd.	130,000	1,175,621
Nippon Suisan Kaisha Ltd.(a)	378,300	1,097,167
Nissin Kogyo Co., Ltd.	71,900	1,174,223
NOF Corp.	234,000	926,584
NS Solutions Corp.	46,100	836,253
Ogaki Kyoritsu Bank Ltd. (The)	192,000	663,699
Okasan Securities Group, Inc.	51,000	243,975
Okinawa Electric Power Co., Inc. (The)	20,400	1,065,411
Okumura Corp.(a)	232,000	811,901
Onward Holdings Co., Ltd.	194,000	1,513,549
OSAKA Titanium Technologies Co.	19,500	808,674
Otsuka Corp.	15,300	972,624
PanaHome Corp.	169,000	1,128,596
Park24 Co., Ltd.	194,300	1,987,915
Plenus Co., Ltd.	49,700	668,588
Point, Inc.	25,490	1,527,654
Rengo Co., Ltd.	155,000	912,350
Resorttrust, Inc.	70,200	1,030,011
Ryohin Keikaku Co., Ltd.	15,800	667,070
Ryosan Co., Ltd.	32,200	820,507
Saibu Gas Co., Ltd.	644,000	1,805,736
Sangetsu Co., Ltd.	47,000	1,066,856
Sankyu, Inc.	226,000	1,115,004
Sanwa Holdings Corp.	290,000	968,322
Sanyo Shokai Ltd.(a)	270,000	1,025,792
Seino Holdings Corp.	140,000	997,860
Shimachu Co., Ltd.	29,000	618,857
Sohgo Security Services Co., Ltd.	61,400	711,646
Star Micronics Co., Ltd.	82,500	907,641
Sumitomo Bakelite Co., Ltd.	224,000	1,284,931

Investments	Shares	Value

Sumitomo Osaka Cement Co., Ltd.	446,000	$773,245
Sumitomo Real Estate Sales Co., Ltd.(a)	27,930	1,213,568
Sumitomo Warehouse Co., Ltd. (The)	199,000	883,829
Tadano Ltd.(a)	144,000	779,794
Taiyo Ink Manufacturing Co., Ltd.	39,800	1,066,984
Takara Holdings, Inc.	160,000	897,260
Takasago Thermal Engineering Co., Ltd.(a)	116,000	919,906
Takefuji Corp.(a)	237,060	1,009,738
Toagosei Co., Ltd.	312,000	1,325,599
Toda Corp.	224,000	807,877
Tokai Carbon Co., Ltd.	127,000	739,383
Tokai Rika Co., Ltd.	54,700	1,123,387
Tokai Rubber Industries, Inc.	87,400	1,195,389
Tokyo Tomin Bank Ltd. (The)	50,000	665,133
Toppan Forms Co., Ltd.	70,800	781,952
Toshiba Machine Co., Ltd.	199,000	847,624
Toyo Corp.	80,200	704,668
Toyo Ink Manufacturing Co., Ltd.	295,000	1,325,985
Toyobo Co., Ltd.	537,000	856,303
Yaskawa Electric Corp.	129,000	1,180,383
Yokogawa Electric Corp.*	161,600	1,407,774

Total Japan		116,506,456
Netherlands – 3.4%
Aalberts Industries N.V.	91,497	1,462,132
Arcadis N.V.	52,217	1,106,454
BinckBank N.V.	77,878	1,380,434
Brit Insurance Holdings N.V.	104,364	1,191,281
CSM	58,424	1,818,230
Exact Holding N.V.	34,881	932,386
Grontmij CVA	24,414	545,070
Kardan N.V.*	150,582	925,647
Koninklijke BAM Groep N.V.(a)	146,835	1,144,410
Mediq N.V.	44,192	816,218
Nutreco Holding N.V.	28,978	1,829,152
Sligro Food Group N.V.	26,733	892,735
TKH Group N.V.	32,020	669,391

Total Netherlands		14,713,540
New Zealand – 2.1%
Auckland International Airport Ltd.(a)	757,870	1,043,228
Fisher & Paykel Healthcare Corp., Ltd.	672,185	1,564,392
Freightways Ltd.	177,286	397,507
Infratil Ltd.	496,010	605,344
Mainfreight Ltd.	207,838	934,969
Sky City Entertainment Group Ltd.	651,326	1,488,118
Sky Network Television Ltd.	240,684	911,951
Tower Ltd.	205,620	288,877
Vector Ltd.	830,609	1,249,440
Warehouse Group Ltd. (The)	184,208	490,143

Total New Zealand		8,973,969
Norway – 0.8%
Kongsberg Gruppen AS	63,575	1,167,457
Sparebank 1 SMN(a)	112,927	913,202

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2010

Investments	Shares	Value

Veidekke ASA	164,341	$1,342,814

Total Norway		3,423,473
Portugal – 1.2%
BANIF SGPS S.A.	533,164	815,209
Mota Engil, SGPS, S.A.(a)	191,240	839,181
Portucel Empresa Produtora de Pasta e Papel S.A.*(a)	304,174	868,429
REN – Redes Energeticas Nacionais S.A.(a)	401,582	1,662,744
Semapa-Sociedade de Investimento e Gestao	105,277	1,118,234

Total Portugal		5,303,797
Singapore – 6.1%
Allgreen Properties Ltd.	1,266,000	1,077,601
Cityspring Infrastructure Trust	1,428,237	618,063
CSE Global Ltd.	1,617,000	1,145,045
First Ship Lease Trust	2,440,000	1,073,352
Goodpack Ltd.	491,000	614,606
Guocoland Ltd.	559,102	951,799
Hi-P International Ltd.	844,000	383,348
Ho Bee Investment Ltd.	159,000	204,714
Hong Leong Asia Ltd.	683,000	2,217,961
Hyflux Ltd.(a)	449,000	1,091,950
Jaya Holdings Ltd.(a)	3,015,000	1,444,905
K1 Ventures Ltd.	5,559,000	675,963
Kim Eng Holdings Ltd.	419,000	605,400
KS Energy Services Ltd.(a)	642,000	596,974
MobileOne Ltd.	1,087,800	1,618,414
Pacific Century Regional Developments Ltd.	3,279,000	457,355
Singapore Airport Terminal Services Ltd.	759,000	1,438,683
Singapore Post Ltd.	2,236,000	1,679,339
Straits Asia Resources Ltd.(a)	1,422,000	2,197,003
Tat Hong Holdings Ltd.(a)	1,271,000	790,937
United Engineers Ltd.	619,000	1,013,919
UOB-Kay Hian Holdings Ltd.	562,000	679,361
Venture Corp., Ltd.	367,000	2,289,074
Wing Tai Holdings Ltd.	855,000	1,106,935

Total Singapore		25,972,701
Spain – 1.4%
Campofrio Food Group S.A.*	64,670	610,784
Duro Felguera S.A.	94,901	1,014,443
FAES FARMA S.A.	71,711	331,365
FAES FARMA S.A.*(c)	5,975	27,609
La Seda de Barcelona S.A. Class B*†(a)	160,685	—
NH Hoteles S.A.*(a)	252,934	1,079,783
Sol Melia S.A.	127,584	1,099,678
Tubacex S.A.	190,152	762,878
Viscofan S.A.	44,781	1,177,931

Total Spain		6,104,471
Sweden – 5.3%
AarhusKarlshamn AB	42,444	1,155,902
Axfood AB(a)	42,455	1,250,585
Cardo AB	25,226	888,536
Castellum AB(a)	179,062	1,810,027

Investments	Shares	Value

Clas Ohlson AB Class B	70,977	$1,296,856
Elekta AB Class B	28,912	811,480
Fabege AB(a)	239,027	1,620,747
Intrum Justitia AB(a)	82,720	1,051,672
KappAhl AB	225,754	2,164,378
Kungsleden AB	133,621	1,053,632
Loomis AB Class B	59,255	765,696
Mekonomen AB	39,238	880,497
NCC AB Class B	79,905	1,398,920
Nordnet AB Class B	61,634	206,389
Peab AB	345,747	2,132,995
Saab AB Class B	64,589	987,188
SkiStar AB	22,029	420,868
SSAB AB Class B(a)	63,522	1,034,428
Svenska Handelsbanken AB Class B	26,216	764,952
Wihlborgs Fastigheter AB	58,946	1,249,029

Total Sweden		22,944,777
Switzerland – 0.2%
Bucher Industries AG	7,502	1,019,226
United Kingdom – 16.6%
Arriva PLC	156,079	1,735,424
Ashtead Group PLC	519,242	751,801
Atkins WS PLC	87,575	823,624
BBA Aviation PLC	370,182	1,093,298
Bloomsbury Publishing PLC	119,792	207,152
BlueBay Asset Management PLC	148,405	811,092
Bodycote PLC	278,651	888,063
Brewin Dolphin Holdings PLC	386,967	852,310
Britvic PLC	178,906	1,259,215
Carpetright PLC	69,873	847,923
Chaucer Holdings PLC	1,617,190	1,202,027
Chemring Group PLC	11,684	586,824
Cineworld Group PLC	295,016	837,962
Computacenter PLC	184,820	860,685
Croda International PLC	75,041	1,066,585
Dairy Crest Group PLC	168,647	951,141
Davis Service Group PLC	187,975	1,205,854
De La Rue PLC	68,479	962,410
DS Smith PLC	706,615	1,444,874
Electrocomponents PLC	739,557	2,468,036
Euromoney Institutional Investor PLC	128,108	1,010,501
Evolution Group PLC	118,275	227,404
F&C Asset Management PLC	918,031	866,173
Filtrona PLC	265,488	878,733
Forth Ports PLC	18,203	383,257
Game Group PLC	228,904	341,148
Go-Ahead Group PLC	37,328	794,419
Greggs PLC	109,084	805,009
Halfords Group PLC	185,743	1,331,286
Halma PLC	255,386	977,011
Hill & Smith Holdings PLC	41,589	217,333
HMV Group PLC(a)	504,273	646,750
Homeserve PLC	25,978	706,156

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2010

Investments	Shares	Value

Hunting PLC	147,608	$1,378,145
IG Group Holdings PLC	269,989	1,647,196
Intermediate Capital Group PLC	363,405	1,493,885
Interserve PLC	218,246	717,567
ITE Group PLC	301,904	656,254
Jardine Lloyd Thompson Group PLC	171,191	1,441,222
Keller Group PLC	49,086	503,340
Kesa Electricals PLC	433,386	834,245
Kier Group PLC	45,509	759,359
Laird PLC	276,680	516,646
Marshalls PLC	436,362	589,107
Marston’s PLC	553,448	769,845
Melrose PLC	533,566	1,782,225
Michael Page International PLC	194,291	1,178,880
Micro Focus International PLC	122,939	935,228
Millennium & Copthorne Hotels PLC	130,792	962,431
Mitie Group PLC	187,712	651,201
Mondi PLC	270,617	1,905,126
Moneysupermarket.com Group PLC	522,970	539,440
Morgan Crucible Co. PLC	393,426	1,215,657
Morgan Sindall PLC	61,855	511,362
Mothercare PLC	71,300	649,471
N. Brown Group PLC	211,672	702,535
National Express Group PLC	314,973	1,094,122
Northern Foods PLC	803,107	709,012
PayPoint PLC	65,714	348,886
Premier Farnell PLC	424,474	1,452,604
PV Crystalox Solar PLC	465,927	339,247
PZ Cussons PLC	238,412	984,766
Renishaw PLC	76,824	761,552
Restaurant Group PLC	204,051	721,193
Rightmove PLC	65,301	667,632
Rotork PLC	39,569	842,112
Schroders PLC	57,512	1,000,643
Severfield-Rowen PLC	203,900	609,313
Shaftesbury PLC	112,446	656,010
Spectris PLC	81,460	1,022,515
Spirax-Sarco Engineering PLC	53,596	1,140,636
St. James’s Place PLC	194,804	769,773
Sthree PLC	189,028	974,905
Tullett Prebon PLC	187,647	995,393
Ultra Electronics Holdings PLC	25,358	577,368
Victrex PLC	46,201	617,075
VT Group PLC(a)	78,499	893,064
WH Smith PLC	111,937	825,045
Wincanton PLC	202,437	617,992
Workspace Group PLC	637,075	231,931

Total United Kingdom		71,234,636
TOTAL COMMON STOCKS (Cost: $409,881,028)		423,533,448

Investments	Shares	Value

SHORT-TERM INVESTMENT – 1.1%
MONEY MARKET FUND – 1.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(d)
(Cost: $4,572,583)	4,572,583	$4,572,583
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.8%
MONEY MARKET FUND – 14.8%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(e)
(Cost: $63,580,513)(f)	63,580,513	63,580,513
TOTAL INVESTMENTS IN SECURITIES – 114.4% (Cost: $478,034,124)		491,686,544
Liabilities in Excess of Foreign Currency and Other Assets – (14.4)%		(61,816,323)

NET ASSETS – 100.0%		$429,870,221

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	A bonus share security is booked under an unlisted line that will assimilate into an ordinary line on a later date not currently disclosed.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(e)	Interest rate shown reflects yield as of March 31, 2010.

(f)	At March 31, 2010, the total market value of the Fund’s securities on loan was $58,859,877 and the total market value of the collateral held by the Fund was $63,580,513.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.2%
Argentina – 0.1%
Petrobras Energia S.A. ADR	38,216	$637,443
Brazil – 12.2%
AES Tiete S.A.	167,992	1,644,433
Banco do Brasil S.A.	1,125,400	18,753,514
Cia de Saneamento Basico do Estado de Sao Paulo	105,400	1,904,606
Cia Energetica de Minas Gerais	162,532	2,094,602
Cia Siderurgica Nacional S.A.	718,200	14,261,785
CPFL Energia S.A.	305,698	6,113,275
EDP – Energias do Brasil S.A.	74,600	1,426,625
Equatorial Energia S.A.	105,000	920,155
Iochpe Maxion S.A.	44,200	687,258
Light S.A.	263,755	3,573,483
Positivo Informatica S.A.	30,800	306,844
Redecard S.A.	256,000	4,719,225
Souza Cruz S.A.	172,820	6,021,151
Tractebel Energia S.A.	325,498	3,620,292

Total Brazil		66,047,248
Chile – 2.4%
Banco de Chile	38,904,491	3,715,110
Banco Santander Chile	72,456,484	4,756,790
CorpBanca S.A.	141,244,886	1,184,331
Lan Airlines S.A.	131,037	2,324,805
Madeco S.A.*	17,262,359	1,029,656

Total Chile		13,010,692
China – 0.5%
Jiangsu Expressway Co., Ltd. Class H	562,000	530,537
Shanghai Forte Land Co. Class H	1,578,000	497,907
Zhejiang Expressway Co., Ltd. Class H	1,964,000	1,773,107

Total China		2,801,551
Czech Republic – 4.5%
CEZ AS	237,214	11,217,046
Komercni Banka AS	21,339	4,335,047
Telefonica O2 Czech Republic AS	291,421	6,812,564
Unipetrol A.S.*	226,663	1,957,748

Total Czech Republic		24,322,405
Hungary – 0.8%
Magyar Telekom Telecommunications PLC	1,038,833	4,242,218
Indonesia – 1.3%
Aneka Tambang Tbk PT	8,378,500	2,209,836
Astra Agro Lestari Tbk PT	757,000	2,046,508
Berlian Laju Tanker Tbk PT	2,282,594	158,034
Indo Tambangraya Megah PT	582,200	2,434,498

Total Indonesia		6,848,876
Israel – 6.0%
Bezeq Israeli Telecommunication Corp., Ltd.	1,860,624	5,283,331
Clal Industries and Investments Ltd.	82,972	570,478
Discount Investment Corp.	211,754	5,903,949
Elbit Imaging Ltd.*	19,501	444,470

Investments	Shares	Value

Gazit-Globe Ltd.	54,481	$571,908
Israel Chemicals Ltd.	825,114	11,167,544
Israel Discount Bank Ltd. Class A*	419,399	959,307
Koor Industries Ltd.	37,322	1,037,550
Oil Refineries Ltd.	955,923	556,851
Partner Communications Co., Ltd.	114,450	2,571,388
Shufersal Ltd.	359,925	2,122,966
Strauss Group Ltd.	82,758	1,261,224

Total Israel		32,450,966
Malaysia – 5.9%
Berjaya Sports Toto Bhd	624,378	857,515
British American Tobacco Malaysia Bhd	136,200	1,843,001
Gamuda Bhd	1,045,700	929,653
Kuala Lumpur Kepong Bhd	515,200	2,634,438
Lafarge Malayan Cement Bhd	366,400	713,256
Malaysian Bulk Carriers Bhd	997,900	972,815
Petronas Dagangan Bhd	449,100	1,245,970
Petronas Gas Bhd	845,700	2,540,729
Public Bank Bhd	1,808,235	6,452,439
Sime Darby Bhd	2,711,700	7,240,621
Telekom Malaysia Bhd	2,712,500	2,860,515
UMW Holdings Bhd	566,800	1,103,366
YTL Power International Bhd	3,376,465	2,266,848

Total Malaysia		31,661,166
Mexico – 0.9%
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	200,800	381,227
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	281,300	1,048,263
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	155,900	827,613
Kimberly-Clark de Mexico S.A.B de C.V. Class A	485,296	2,752,252

Total Mexico		5,009,355
Philippines – 1.7%
Globe Telecom, Inc.	80,218	1,775,127
Philippine Long Distance Telephone Co.	134,868	7,222,407

Total Philippines		8,997,534
Poland – 1.9%
Cyfrowy Polsat S.A.	120,952	661,334
Polskie Gornictwo Naftowe I Gazownictwo S.A.	2,144,643	2,751,181
Telekomunikacja Polska S.A.	1,071,196	6,086,042
TVN S.A.	143,079	902,675

Total Poland		10,401,232
Russia – 2.5%
Mechel ADR*	481,903	13,695,683
South Africa – 13.9%
ABSA Group Ltd.	316,855	6,139,539
Aeci Ltd.	62,329	548,693
African Bank Investments Ltd.	535,707	2,596,854
ArcelorMittal South Africa Ltd.*	275,348	3,470,368
Astral Foods Ltd.	27,299	421,903

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2010

Investments	Shares	Value

Barloworld Ltd.	114,241	$766,745
FirstRand Ltd.	2,432,422	6,690,531
Foschini Ltd.	117,665	1,073,476
Grindrod Ltd.	386,976	806,732
Impala Platinum Holdings Ltd.	406,223	11,837,189
Imperial Holdings Ltd.	98,471	1,344,734
Investec Ltd.	144,816	1,232,246
Kumba Iron Ore Ltd.(a)	293,071	14,082,988
Lewis Group Ltd.	55,049	423,514
Massmart Holdings Ltd.	84,493	1,248,420
Metropolitan Holdings Ltd.	390,679	897,972
Nedbank Group Ltd.(a)	248,765	4,742,285
Pretoria Portland Cement Co., Ltd.	406,857	1,894,690
Reunert Ltd.	125,238	988,916
RMB Holdings Ltd.	561,161	2,473,435
Sanlam Ltd.	1,021,364	3,458,809
Santam Ltd.	49,402	689,171
Telkom S.A. Ltd.	812,756	3,779,385
Tiger Brands Ltd.	76,424	1,908,532
Woolworths Holdings Ltd.	502,441	1,541,404

Total South Africa		75,058,531
South Korea – 2.2%
Daehan Steel Co., Ltd.	48,302	531,495
Daishin Securities Co., Ltd.*	33,330	463,960
Seah Besteel Corp.	15,668	227,102
SK Telecom Co., Ltd. ADR	270,261	4,664,705
SK Telecom Co., Ltd.	5,404	828,666
S-Oil Corp.	80,371	4,048,917
Woori Investment & Securities Co., Ltd.*	77,050	1,069,146

Total South Korea		11,833,991
Taiwan – 32.6%
Ability Enterprise Co., Ltd.	306,001	508,749
AcBel Polytech, Inc.	190,918	160,812
Acer, Inc.	1,230,280	3,633,738
Advanced Semiconductor Engineering, Inc.	4,359,000	3,980,446
Advantech Co., Ltd.	349,554	746,261
Alpha Networks, Inc.	316,069	299,070
Altek Corp.	188,770	332,270
Asia Cement Corp.	1,602,624	1,564,373
Asia Optical Co., Inc.	181,474	363,428
AU Optronics Corp.	5,262,390	5,981,872
Avermedia Technologies, Inc.	91,460	127,580
Chang Hwa Commercial Bank	2,434,000	1,103,646
China Steel Chemical Corp.	137,050	386,233
China Steel Corp.	12,277,240	12,699,393
China Synthetic Rubber Corp.	290,184	289,654
Chinese Maritime Transport Ltd.	138,218	356,012
Chroma ATE, Inc.	275,389	598,332
Chung Hsin Electric & Machinery Manufacturing Corp.	298,000	174,063
Chung Hwa Pulp Corp.	587,000	311,448
Chunghwa Picture Tubes*	7,979,000	912,015
Chunghwa Telecom Co., Ltd.	5,252,060	10,269,945

Investments	Shares	Value

Compal Communications, Inc.	715,647	$728,987
Compal Electronics, Inc.	2,917,173	3,816,630
Continental Engineering Corp.	725,000	283,078
CTCI Corp.	339,992	354,894
Delta Electronics, Inc.	1,378,823	4,363,364
Depo Auto Parts Industries Co., Ltd.	121,000	296,042
D-Link Corp.	474,368	489,932
Far EasTone Telecommunications Co., Ltd.	2,160,209	2,584,796
Faraday Technology Corp.	221,708	411,889
Feng Hsin Iron & Steel Co.	288,000	487,890
First Financial Holding Co., Ltd.	4,540,675	2,494,955
Formosa Chemicals & Fibre Corp.	6,533,750	15,286,152
Formosa Petrochemical Corp.	6,778,250	17,864,460
Formosa Plastics Corp.	5,542,140	12,215,813
Formosa Taffeta Co., Ltd.	2,028,000	1,615,606
Fortune Electric Co., Ltd.	103,739	90,157
Gemtek Technology Corp.	118,544	191,862
GeoVision, Inc.	26,000	106,430
Getac Technology Corp.	326,182	268,583
Greatek Electronics, Inc.	448,540	461,845
HannStar Display Corp.*	5,183,000	1,142,421
Holtek Semiconductor, Inc.	182,654	260,828
Holystone Enterprise Co., Ltd.	219,498	351,108
Hsin Kuang Steel Co., Ltd.	153,935	168,195
Huaku Development Co., Ltd.	109,000	282,814
Hung Poo Real Estate Development Corp.	142,000	188,242
Inventec Appliances Corp.	599,224	543,411
Inventec Co., Ltd.	1,619,630	925,634
Kinsus Interconnect Technology Corp.	257,515	674,641
KYE Systems Corp.	287,275	286,750
LEE Chang Yung Chem Industries Corp.	593,357	700,639
LITE-ON IT Corp.	523,619	566,355
Lite-On Technology Corp.	1,946,579	2,583,548
Macronix International	1,886,626	1,247,533
Mega Financial Holding Co., Ltd.	8,063,000	4,671,554
Merida Industry Co., Ltd.	98,350	149,888
Mitac International	1,250,758	575,007
Nan Ya Plastics Corp.	9,991,340	20,386,637
Nan Ya Printed Circuit Board Corp.	756,880	3,002,925
Novatek Microelectronics Corp., Ltd.	522,705	1,629,441
Oriental Union Chemical Corp.	753,000	629,515
Powertech Technology, Inc.	287,000	1,025,710
Quanta Computer, Inc.	1,936,990	3,757,119
Radiant Opto-Electronics Corp.	285,211	393,806
Shih Wei Navigation Co., Ltd.	310,901	401,377
Siliconware Precision Industries Co.	3,076,130	3,709,798
Silitech Technology Corp.	85,641	312,814
Sincere Navigation	403,325	512,443
Sonix Technology Co., Ltd.	96,716	244,546
Star Travel Taiwan Co., Ltd.*†	58,589	—
Taiwan Cement Corp.	1,681,000	1,585,300
Taiwan Secom Co., Ltd.	294,000	470,282
Teco Electric and Machinery Co., Ltd.	1,252,000	549,953
Ton Yi Industrial Corp.	834,000	326,951

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 31, 2010

Investments	Shares	Value

Tsann Kuen Enterprise Co., Ltd.	55,837	$99,866
TSRC Corp.	655,000	872,426
Tung Ho Steel Enterprise Corp.	804,243	912,934
U-Ming Marine Transport Corp.	929,000	1,883,859
Unimicron Technology Corp.	785,670	1,008,126
Uni-President Enterprises Corp.	1,840,717	2,095,281
United Microelectronics Corp.*	7,753,000	4,113,548
Universal Scientific Industrial Co., Ltd.	1,088,486	695,770
Wah Lee Industrial Corp.	212,079	289,156
Yang Ming Marine Transport Corp.	1,588,571	595,251
Yeun Chyang Industrial Co., Ltd.	204,361	178,570
Yungtay Engineering Co., Ltd.	149,716	123,986

Total Taiwan		176,338,663
Thailand – 4.6%
Advanced Info Service PCL	1,751,090	4,670,837
Airports of Thailand PCL*	1,107,300	1,309,857
Asian Property Development PCL	866,700	140,720
Bangkok Expressway PCL	498,088	315,782
BEC World PCL	995,700	763,673
Electricity Generating PCL	296,098	732,576
Esso Thailand PCL	2,027,613	454,622
Glow Energy PCL	668,400	795,837
Kiatnakin Bank PCL	509,198	433,058
Kim Eng Securities Thailand PCL	196,500	71,709
Krung Thai Bank PCL	4,732,900	1,785,724
Precious Shipping PCL	1,335,296	780,488
PTT Chemical PCL	864,700	2,540,482
Quality Houses PCL	3,362,500	251,655
Ratchaburi Electricity Generating Holding PCL	711,596	797,753
Siam Cement PCL	511,696	4,066,982
Siam City Bank PCL	763,200	743,492
Thai Oil PCL	1,213,694	1,876,750
Thai Union Frozen Products PCL	422,384	493,119
Thanachart Capital PCL	806,300	618,408
Tisco Financial Group PCL	285,482	238,380
Total Access Communication PCL	889,600	1,031,699

Total Thailand		24,913,603
Turkey – 5.2%
Anadolu Hayat Emeklilik A.S.	134,754	400,137
Anadolu Sigorta	353,923	316,210
Arcelik A.S.	350,907	1,417,736
Dogus Otomotiv Servis ve Ticaret A.S.*	65,694	254,628
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	341,251	627,712
Ford Otomotiv Sanayi A.S.	376,989	2,724,267
Tupras Turkiye Petrol Rafine	245,322	5,560,116
Turcas Petrolculuk A.S.	47,328	151,728
Turk Hava Yollari	412,839	1,410,303
Turk Telekomunikasyon A.S.	2,535,756	8,495,832

Investments	Shares	Value

Turkcell Iletisim Hizmet A.S.	1,017,856	$6,185,237
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	209,556	627,759

Total Turkey		28,171,665
TOTAL COMMON STOCKS (Cost: $450,462,988)		536,442,822
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14*
(Cost: $0)	69,333	1,651
TOTAL LONG-TERM INVESTMENTS (Cost: $450,462,988)		536,444,473
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $1,171,962)	1,171,962	1,171,962
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
MONEY MARKET FUND – 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $6,134,049)(d)	6,134,049	6,134,049
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $457,768,999)		543,750,484
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.5)%		(2,760,891)

NET ASSETS – 100.0%		$540,989,593

ADR – American Depositary Receipt.

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $5,911,721 and the total market value of the collateral held by the Fund was $6,134,049.

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.3%
Argentina – 0.3%
Petrobras Energia S.A. ADR*(a)	63,157	$1,053,459
Brazil – 5.5%
AES Tiete S.A.	331,900	3,248,889
American Banknote S.A.	15,500	145,386
Amil Participacoes S.A.	88,500	684,317
Brookfield Incorporacoes S.A.	161,200	713,554
Cia de Saneamento de Minas Gerais-COPASA	83,522	1,188,692
Cia Paranaense de Energia	44,900	935,888
Drogasil S.A.	10,268	160,461
Equatorial Energia S.A.	187,800	1,645,762
Estacio Participacoes S.A.	8,600	104,085
Gafisa S.A.	47,700	323,399
Industrias Romi S.A.	53,835	372,535
Iochpe Maxion S.A.	91,200	1,418,054
Localiza Rent A Car S.A.	45,900	480,938
Log-In Logistica Intermodal S.A.*	44,600	205,170
Lojas Renner S.A.	29,300	671,140
M Dias Branco S.A.	17,297	421,594
MRV Engenharia e Participacoes S.A.	90,600	634,560
Obrascon Huarte Lain Brasil S.A.	45,962	1,054,857
Odontoprev S.A.	9,600	332,157
PDG Realty S.A. Empreendimentos e Participacoes	61,200	510,257
Porto Seguro S.A.	80,700	804,875
Positivo Informatica S.A.	57,500	572,841
Rossi Residencial S.A.	73,700	507,934
Totvs S.A.	13,340	798,292
Transmissora Alianca de Energia Eletrica S.A.	38,800	833,960

Total Brazil		18,769,597
Chile – 2.3%
Cia Cervecerias Unidas S.A.	167,011	1,247,546
CorpBanca S.A.	316,715,860	2,655,645
Empresas La Polar S.A.	115,432	635,728
Inversiones Aguas Metropolitanas S.A.	740,709	916,799
Madeco S.A.	32,379,413	1,931,350
Ripley Corp. S.A.	179,266	149,972
Sonda S.A.	308,649	479,369

Total Chile		8,016,409
China – 3.9%
Anhui Expressway Co. Class H*	1,232,030	840,954
Beijing Capital Land Ltd. Class H	1,876,000	736,899
China Oilfield Services Ltd. Class H	698,000	1,024,792
China Shipping Development Co., Ltd. Class H(a)	614,000	1,002,681
Dalian Port PDA Co., Ltd. Class H	1,098,000	514,729
Datang International Power Generation Co., Ltd. Class H(a)	1,378,000	624,694
Great Wall Motor Co., Ltd. Class H(a)	569,500	1,183,784
Guangzhou Shipyard International Co., Ltd. Class H	152,000	262,707
Harbin Power Equipment Co., Ltd. Class H	142,000	117,225

Investments	Shares	Value

Huaneng Power International, Inc. Class H(a)	724,000	$420,524
Jiangsu Expressway Co., Ltd. Class H	920,000	868,495
Shanghai Forte Land Co. Class H	3,480,000	1,098,046
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,066,000	345,966
Sinotrans Ltd. Class H	2,565,000	710,234
Weiqiao Textile Co. Class H	1,399,500	1,110,271
Wumart Stores, Inc. Class H	549,000	1,107,234
Xiamen International Port Co., Ltd. Class H	1,682,000	314,101
Zhuzhou CSR Times Electric Co., Ltd. Class H	529,000	1,002,857

Total China		13,286,193
Czech Republic – 1.2%
Unipetrol A.S.*	454,446	3,925,169
Indonesia – 2.1%
Aneka Tambang Tbk PT	15,647,000	4,126,908
Bakrie Sumatera Plantations Tbk PT	2,412,500	131,237
Berlian Laju Tanker Tbk PT	5,213,433	360,950
Indofood Sukses Makmur Tbk PT	3,599,500	1,493,281
Kalbe Farma Tbk PT	1,131,000	232,427
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	801,000	862,663

Total Indonesia		7,207,466
Israel – 8.2%
Clal Industries and Investments Ltd.	244,908	1,683,877
Delek Group Ltd.	5,382	1,232,502
Discount Investment Corp.	403,939	11,262,291
Elbit Imaging Ltd.*	33,682	767,686
Gazit-Globe Ltd.	98,829	1,037,447
Israel Discount Bank Ltd. Class A*	880,204	2,013,324
Koor Industries Ltd.	77,072	2,142,599
Oil Refineries Ltd.	1,848,991	1,077,087
Ormat Industries	48,131	367,407
Osem Investments Ltd.	28,079	431,342
Shufersal Ltd.	666,141	3,929,137
Strauss Group Ltd.	149,589	2,279,721

Total Israel		28,224,420
Malaysia – 4.8%
Alliance Financial Group Bhd	696,300	614,759
Berjaya Sports Toto Bhd	1,513,141	2,078,134
Gamuda Bhd	2,588,128	2,300,911
Genting Plantation Bhd	129,800	276,551
IGB Corp. Bhd	903,600	523,545
KNM Group Bhd*	1,112,400	245,533
Kulim Malaysia Bhd	77,400	168,704
Lafarge Malayan Cement Bhd	885,800	1,724,350
Malaysian Bulk Carriers Bhd	2,343,848	2,284,928
MMC Corp. Bhd	439,922	329,065
Nestle Malaysia Bhd	114,400	1,197,307
Parkson Holdings Bhd	516,443	934,094
SP Setia Bhd	1,183,526	1,516,597
UMW Holdings Bhd	909,126	1,769,758
WCT Bhd	417,400	351,885

Total Malaysia		16,316,121

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2010

Investments	Shares	Value

Mexico – 2.5%
ALFA S.A.B de C.V. Class A	176,600	$1,395,578
Banco Compartamos S.A. de C.V.	110,708	626,150
Embotelladoras Arca S.A.B de C.V.	361,300	1,249,355
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	413,300	784,667
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	561,729	2,093,281
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	309,302	1,641,965
Mexichem S.A.B de C.V.	302,240	891,375

Total Mexico		8,682,371
Philippines – 1.5%
Aboitiz Power Corp.	3,601,397	976,258
Banco de Oro Unibank, Inc.	946,800	869,489
Energy Development Corp.	10,964,250	1,213,128
Jollibee Foods Corp.	482,810	630,356
Manila Water Co., Inc.	663,000	231,074
Megaworld Corp.	17,420,000	493,419
Metropolitan Bank & Trust	775,710	858,276

Total Philippines		5,272,000
Poland – 0.9%
Asseco Poland S.A.	16,949	337,423
Cyfrowy Polsat S.A.	165,257	903,582
TVN S.A.	277,962	1,753,642

Total Poland		2,994,647
Russia – 0.0%
TMK OAO Reg S GDR*	1,422	29,364
South Africa – 11.1%
Aeci Ltd.	80,571	709,280
African Oxygen Ltd.(a)	244,685	720,666
Astral Foods Ltd.	62,991	973,519
Aveng Ltd.	214,268	1,097,022
AVI Ltd.	372,203	1,206,222
Barloworld Ltd.	150,726	1,011,620
City Lodge Hotels Ltd.	34,761	369,196
Foschini Ltd.	235,073	2,144,608
Grindrod Ltd.	608,260	1,268,045
Group Five Ltd.	33,989	171,705
Illovo Sugar Ltd.	290,727	1,175,742
Imperial Holdings Ltd.	143,677	1,962,073
Investec Ltd.	314,269	2,674,129
JSE Ltd.	43,553	384,294
Lewis Group Ltd.	142,204	1,094,033
Massmart Holdings Ltd.	180,790	2,671,249
Medi-Clinic Corp., Ltd.	373,693	1,373,881
Metropolitan Holdings Ltd.	919,840	2,114,244
Mondi Ltd.(a)	143,556	1,051,656
Mr. Price Group Ltd.(a)	93,134	504,733
Northam Platinum Ltd.(a)	295,292	1,930,026
Reunert Ltd.	223,906	1,768,028
Santam Ltd.	98,133	1,368,981

Investments	Shares	Value

Spar Group Ltd. (The)	142,163	$1,442,159
Tongaat Hulett Ltd.	99,486	1,395,306
Truworths International Ltd.	292,545	2,083,362
Wilson Bayly Holmes-Ovcon Ltd.	19,588	316,200
Woolworths Holdings Ltd.	1,034,497	3,173,662

Total South Africa		38,155,641
South Korea – 8.0%
Bukwang Pharmaceutical Co., Ltd.*	31,930	455,760
Busan Bank	105,242	1,130,134
Cheil Industries, Inc.	7,557	426,791
Cheil Worldwide, Inc.	4,055	1,200,605
CJ CheilJedang Corp.	1,065	211,786
CJ Corp.	12,007	715,252
Daegu Bank	77,332	1,035,468
Daehan Steel Co., Ltd.	89,847	988,639
Daewoong Pharmaceutical Co., Ltd.*	1,528	67,524
Daishin Securities Co., Ltd.*	64,660	900,079
Dongbu Insurance Co., Ltd.*	21,290	607,775
Dongkuk Steel Mill Co., Ltd.	21,660	440,302
Halla Climate Control Corp.	95,200	1,144,302
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	12,772	142,795
Hanjin Shipping Holdings Co., Ltd.*	9,533	172,301
Hankook Tire Co., Ltd.	46,308	877,906
Hanwha Chem Corp.	87,790	1,070,752
Hite Brewery Co., Ltd.	1,194	150,378
Hotel Shilla Co., Ltd.	22,588	453,177
Hyundai Marine & Fire Insurance Co., Ltd.*	59,962	969,822
Hyundai Securities Co.*	121,430	1,459,585
Korea Investment Holdings Co., Ltd.*	22,221	610,785
Korea Kumho Petrochemical Co.*	10,900	267,334
Korean Reinsurance Co.*	72,997	645,163
LG Telecom Ltd.	290,270	1,980,542
LIG Insurance Co., Ltd.*	25,200	489,991
LS Industrial Systems Co., Ltd.	13,781	978,050
Namhae Chemical Corp.	15,010	253,384
S1 Corp.	14,898	614,907
Samsung Fine Chemicals Co., Ltd.	11,507	516,643
Seah Besteel Corp.	12,447	180,415
SFA Engineering Corp.	9,290	390,829
SKC Co., Ltd.	18,636	308,829
STX Corp. Co., Ltd.*	12,909	232,178
STX Engine Co., Ltd.	7,800	147,183
STX Offshore & Shipbuilding Co., Ltd.	26,090	297,460
Taihan Electric Wire Co., Ltd.*	28,420	427,010
Tong Yang Securities, Inc.*	31,005	287,730
Woongjin Coway Co., Ltd.	33,720	1,044,576
Woongjin Thinkbig Co., Ltd.	4,564	101,651
Woori Investment & Securities Co., Ltd.*	150,340	2,086,118
Youngone Holdings Co., Ltd.	9,100	245,305
Yuhan Corp.	3,736	569,588

Total South Korea		27,296,804

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2010

Investments	Shares	Value

Taiwan – 32.1%
Ability Enterprise Co., Ltd.	686,944	$1,142,095
AcBel Polytech, Inc.	392,000	330,185
Advantech Co., Ltd.	619,139	1,321,797
ALI Corp.	160,164	366,645
Alpha Networks, Inc.	676,914	640,508
Altek Corp.	389,294	685,230
Ambassador Hotel (The)	63,601	69,393
AmTRAN Technology Co., Ltd.	398,531	459,921
Asia Optical Co., Inc.	387,770	776,566
AV Tech Corp.	87,260	324,223
Avermedia Technologies, Inc.	160,094	223,319
BES Engineering Corp.	352,557	85,813
Bright Led Electronics Corp.	100,394	136,407
Catcher Technology Co., Ltd.	519,860	1,276,814
Cheng Uei Precision Industry Co., Ltd.	305,110	600,459
Chicony Electronics Co., Ltd.	603,899	1,606,822
China Steel Chemical Corp.	236,200	665,656
China Synthetic Rubber Corp.	641,544	640,372
Chinese Maritime Transport Ltd.	255,935	659,219
Chroma ATE, Inc.	615,143	1,336,509
Chung Hsin Electric & Machinery Manufacturing Corp.	687,000	401,280
Chung Hwa Pulp Corp.	1,671,422	886,815
Chunghwa Picture Tubes*	15,161,000	1,732,931
Compal Communications, Inc.	1,361,922	1,387,310
Continental Engineering Corp.	1,589,000	620,429
CTCI Corp.	772,788	806,660
Cyberlink Corp.	81,680	379,363
CyberTAN Technology, Inc.	152,868	212,277
DA CIN Construction Co., Ltd.	181,661	106,395
Depo Auto Parts Industries Co., Ltd.	225,000	550,491
D-Link Corp.	1,064,129	1,099,044
Elite Semiconductor Memory Technology, Inc.	238,590	375,262
Epistar Corp.	364,665	1,211,416
Eternal Chemical Co., Ltd.	847,287	865,749
Everlight Electronics Co., Ltd.	326,256	1,012,937
Far Eastern Department Stores Co., Ltd.	708,877	587,048
Faraday Technology Corp.	451,936	839,607
Farglory Land Development Co., Ltd.	601,968	1,281,348
Feng Hsin Iron & Steel Co.	744,094	1,260,541
First Steamship Co., Ltd.	72,569	116,081
Formosa International Hotels Corp.	13,240	144,874
Formosa Taffeta Co., Ltd.	3,408,032	2,715,008
Fortune Electric Co., Ltd.	213,780	185,790
Gemtek Technology Corp.	229,632	371,657
GeoVision, Inc.	73,000	298,822
Getac Technology Corp.	435,032	358,212
Giant Manufacturing Co., Ltd.	220,560	639,636
Gigabyte Technology Co., Ltd.	921,228	893,439
Global Unichip Corp.	16,506	74,843
Great Wall Enterprise Co.	384,250	395,043
Greatek Electronics, Inc.	775,179	798,172
Hannstar Board Corp.	377,735	353,257

Investments	Shares	Value

HannStar Display Corp.*	8,915,000	$1,965,017
Holtek Semiconductor, Inc.	342,927	489,695
Holystone Enterprise Co., Ltd.	389,607	623,214
Hsin Kuang Steel Co., Ltd.	450,548	492,286
Huaku Development Co., Ltd.	453,100	1,175,623
Hung Poo Real Estate Development Corp.	555,680	736,637
Inventec Appliances Corp.	1,221,225	1,107,478
Inventec Co., Ltd.	3,805,665	2,174,974
ITE Technology, Inc.	95,337	183,121
Kindom Construction Co., Ltd.	801,000	619,200
King Slide Works Co., Ltd.	74,217	445,190
King Yuan Electronics Co., Ltd.	1,384,076	673,341
Kinsus Interconnect Technology Corp.	451,385	1,182,544
KYE Systems Corp.	525,040	524,081
Largan Precision Co., Ltd.	76,088	1,144,027
LEE Chang Yung Chem Industries Corp.	1,069,517	1,262,891
Lien Hwa Industrial Corp.	317,255	154,342
LITE-ON IT Corp.	1,300,549	1,406,696
Lite-On Technology Corp.	3,502,825	4,649,036
Macronix International	4,412,917	2,918,044
Merida Industry Co., Ltd.	220,550	336,124
Micro-Star International Co., Ltd.	679,774	425,956
Mitac International	2,145,145	986,180
Nan Ya Printed Circuit Board Corp.	1,456,400	5,778,273
Nantex Industry Co., Ltd.	99,757	72,875
Novatek Microelectronics Corp., Ltd.	922,838	2,876,786
Opto Technology Corp.	222,000	186,643
Oriental Union Chemical Corp.	1,814,940	1,517,308
Pan-International Industrial	157,340	260,103
Pou Chen Corp.	1,676,600	1,369,978
Powertech Technology, Inc.	494,834	1,768,489
Radiant Opto-Electronics Corp.	538,806	743,959
Radium Life Tech Co., Ltd.*	634,605	533,533
Realtek Semiconductor Corp.	324,969	876,939
Richtek Technology Corp.	80,275	859,421
Ruentex Development Co., Ltd.	1,280,000	1,813,716
Shih Wei Navigation Co., Ltd.	629,475	812,661
Shihlin Electric & Engineering Corp.	600,214	728,580
Shin Zu Shing Co., Ltd.	72,319	307,421
Shining Building Business Co., Ltd.*	318,901	351,456
Silitech Technology Corp.	168,655	616,033
Sincere Navigation	837,791	1,064,452
Sonix Technology Co., Ltd.	157,074	397,161
Star Travel Taiwan Co., Ltd.*†	48,401	—
Synnex Technology International Corp.	609,300	1,343,000
Taiwan Cogeneration Corp.	380,666	206,167
Taiwan Glass Industrial Corp.	775,041	822,435
Taiwan Navigation Co., Ltd.	389,000	505,266
Taiwan Secom Co., Ltd.	616,014	985,374
Teco Electric and Machinery Co., Ltd.	2,030,442	891,891
Ton Yi Industrial Corp.	1,418,000	555,895
Transcend Information, Inc.	313,963	1,136,902
Tripod Technology Corp.	299,103	1,012,456
Tsann Kuen Enterprise Co., Ltd.	65,984	118,014

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2010

Investments	Shares	Value

TSRC Corp.	1,014,000	$1,350,595
Tung Ho Steel Enterprise Corp.	1,850,647	2,100,756
TXC Corp.	298,133	522,892
U-Ming Marine Transport Corp.	1,749,000	3,546,684
Unimicron Technology Corp.	1,404,400	1,802,044
Universal Scientific Industrial Co., Ltd.	2,037,391	1,302,319
Wah Lee Industrial Corp.	629,971	858,925
Wistron NeWeb Corp.	241,747	437,699
WPG Holdings Co., Ltd.	916,671	1,498,055
Yang Ming Marine Transport Corp.	3,545,314	1,328,460
Yeun Chyang Industrial Co., Ltd.	571,356	499,248
Yieh Phui Enterprise	949,113	385,527
Yulon Motor Co., Ltd.	696,447	773,026
Yungtay Engineering Co., Ltd.	363,976	301,422
Zinwell Corp.	215,424	404,963
Zyxel Communications Corp.	465,570	368,697

Total Taiwan		109,979,886
Thailand – 8.3%
Airports of Thailand PCL	2,334,900	2,762,020
Asian Property Development PCL	1,038,700	168,646
Bangkok Expressway PCL	1,045,802	663,026
BEC World PCL	1,610,678	1,235,343
Central Pattana PCL	378,700	242,434
Charoen Pokphand Foods PCL	6,389,962	2,964,263
CP ALL PCL	2,734,490	2,325,606
Electricity Generating PCL	601,412	1,487,953
Esso Thailand PCL	4,371,882	980,243
Glow Energy PCL	1,417,476	1,687,732
Kiatnakin Bank PCL	1,286,606	1,094,222
Kim Eng Securities Thailand PCL	1,105,102	403,284
Land and Houses PCL	7,461,008	1,395,983
Minor International PCL	1,612,236	548,464
Precious Shipping PCL	2,179,326	1,273,829
Preuksa Real Estate PCL	629,128	340,490
PTT Aromatics & Refining PCL	1,101,700	979,554
Quality Houses PCL	6,467,700	484,052
Ratchaburi Electricity Generating Holding PCL	1,588,996	1,781,386
Siam City Bank PCL	1,048,200	1,021,132
Thai Union Frozen Products PCL	1,319,210	1,540,132
Thanachart Capital PCL	1,658,300	1,271,868
Tisco Financial Group PCL	381,752	318,766
Total Access Communication PCL	1,366,339	1,584,590

Total Thailand		28,555,018
Turkey – 5.6%
Aksigorta A.S.(a)	483,533	676,603
Anadolu Hayat Emeklilik A.S.	145,033	430,659
Anadolu Sigorta	599,156	535,312
Arcelik A.S.(a)	699,303	2,825,327
Dogus Otomotiv Servis ve Ticaret A.S.*	198,381	768,919
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	481,451	885,602
Ford Otomotiv Sanayi A.S.	676,906	4,891,582
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	532,893	966,223

Investments	Shares	Value

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	490,732	$818,854
Tofas Turk Otomobil Fabrikasi A.S.(a)	401,734	1,504,325
Tupras Turkiye Petrol Rafine	1,541	34,926
Turcas Petrolculuk A.S.	137,792	441,745
Turk Hava Yollari	797,119	2,723,045
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	545,677	1,634,665
Yapi Kredi Sigorta A.S.	19,116	141,907

Total Turkey		19,279,694
TOTAL COMMON STOCKS (Cost: $282,333,783)		337,044,259
EXCHANGE TRADED FUND – 0.8%
United States – 0.8%
WisdomTree India Earnings Fund*(a)(b)
(Cost: $2,293,121)	116,940	2,728,210
RIGHTS – 0.0%
Poland – 0.0%
Asseco Poland S.A., expiring 6/30/10*
(Cost: $0)	15,395	—
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14*
(Cost: $0)	87,000	2,072
TOTAL LONG-TERM INVESTMENTS (Cost: $284,626,904)		339,774,541
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
MONEY MARKET FUND – 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $12,303,099)(d)	12,303,099	12,303,099
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $296,930,003)		352,077,640
Liabilities in Excess of Foreign Currency and Other Assets – (2.7)%		(9,323,225)

NET ASSETS – 100.0%		$342,754,415

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Affiliated Companies (See Note 4).

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $11,443,096 and the total market value of the collateral held by the Fund was $12,303,099.

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.6%
Egypt – 17.6%
Arab Cotton Ginning*	40,321	$29,732
Canal Shipping Agencies Co.	4,998	7,888
Commercial International Bank Egypt S.A.E	158	1,867
Egyptian Co. For Mobile Services	6,845	266,800
Egyptian Financial & Industrial Co.	4,671	20,335
Egyptian Financial Group-Hermes Holding	5,042	29,084
Elswedy Cables Holding Co.	1,229	16,781
Ezz Steel*	127,550	489,490
Orascom Construction Industries	10,504	503,452
Orascom Telecom Holding S.A.E	238,973	244,355
Sidi Kerir Petrochemcials Co.	62,147	165,018
Telecom Egypt	136,587	421,966

Total Egypt		2,196,768
Jordan – 2.6%
Arab Bank	8,175	124,500
Arab Potash Co.	2,119	103,124
Jordanian Electric Power Co.	17,302	95,240

Total Jordan		322,864
Kuwait – 16.7%
Boubyan Petrochemicals Co.	55,000	106,042
Commercial Bank of Kuwait S.A.K*	37,500	121,363
Injazzat Real Estate Co. KSCC*	30,000	13,014
Kuwait Finance House	65,599	252,955
Kuwait Projects Co. Holdings KSC	72,500	129,799
Mobile Telecommunications Co. KSC*	192,624	901,942
National Bank of Kuwait	86,625	357,893
National Mobile Telecommunication Co. KSC*	27,500	149,595
United Ahli Bank*	31,350	59,365

Total Kuwait		2,091,968
Morocco – 9.4%
Attijariwafa Bank	1,516	52,886
Douja Promotion Groupe Addoha S.A.	3,422	46,677
Maroc Telecom	56,058	1,075,910

Total Morocco		1,175,473
Oman – 3.8%
Bank Muscat S.A.O.G	34,497	75,804
Galfar Engineering & Contracting S.A.O.G	8,455	10,234
Oman Telecommunications Co.	88,160	294,019
Raysut Cement Co.	17,153	71,285
Renaissance Services S.A.O.G	12,646	26,015

Total Oman		477,357
Qatar – 31.6%
Commercial Bank of Qatar	19,474	395,175
Doha Bank QSC	18,950	264,340
Industries Qatar	34,486	1,091,848
Masraf Al Rayan	37,060	138,399
Qatar Electricity & Water Co.	7,515	212,960
Qatar Fuel Co.*	1,450	76,447
Qatar Insurance Co.	2,015	35,301
Qatar Islamic Bank	15,295	337,252

Investments	Shares	Value

Qatar National Bank S.A.Q	17,846	$662,534
Qatar Shipping Co.*	8,636	92,958
Qatar Telecom Q-Telephone QSC*	13,487	554,775
United Development Co.*	11,728	92,748

Total Qatar		3,954,737
United Arab Emirates – 16.9%
Abu Dhabi Commercial Bank PJSC	400,736	225,844
Air Arabia	602,418	160,732
Bank of Sharjah	227,554	106,559
DP World Ltd.	477,162	245,738
Dubai Financial Market	469,594	242,915
Dubai Investments PJSC*	415,102	115,275
Dubai Islamic Bank PJSC	399,244	295,656
First Gulf Bank PJSC	54,695	268,040
Gulf Navigation Holding	304,270	49,704
National Bank of Abu Dhabi PJSC	91,380	298,546
Tamweel PJSC*†	65,235	—
Union National Bank PJSC/Abu Dhabi*	115,910	110,135

Total United Arab Emirates		2,119,144
TOTAL COMMON STOCKS (Cost: $11,191,851)		12,338,311
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(a)
(Cost: $3,377)	3,377	3,377
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $11,195,228)		12,341,688
Foreign Currency and Other Assets in Excess of Liabilities – 1.4%		173,583

NET ASSETS – 100.0%		$12,515,271
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate of fair valued securities is $0, which represents 0% of net assets.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2010.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 9.0%
AGL Energy Ltd.	608	$8,387
Amcor Ltd.	1,531	8,979
AMP Ltd.	2,956	16,984
APN News & Media Ltd.	2,387	5,061
Aristocrat Leisure Ltd.	1,372	5,705
ASX Ltd.	223	6,947
Australia & New Zealand Banking Group Ltd.	2,885	67,153
AXA Asia Pacific Holdings Ltd.	1,727	10,018
Bank of Queensland Ltd.	88	952
Bendigo and Adelaide Bank Ltd.	816	7,490
BHP Billiton Ltd.	1,873	74,937
BlueScope Steel Ltd.*	2,665	7,118
Boral Ltd.	1,035	5,329
Brambles Ltd.	2,037	13,761
Coca-Cola Amatil Ltd.	772	7,971
Commonwealth Bank of Australia	1,790	92,482
Computershare Ltd.	927	10,653
Crown Ltd.	1,130	8,484
CSL Ltd.	222	7,423
CSR Ltd.	3,437	5,221
David Jones Ltd.	1,059	4,617
Downer EDI Ltd.	1,760	12,212
Fairfax Media Ltd.	5,558	9,183
Foster’s Group Ltd.	2,006	9,740
Goodman Fielder Ltd.	3,860	5,066
Harvey Norman Holdings Ltd.	1,274	4,233
Incitec Pivot Ltd.	2,948	9,389
Insurance Australia Group Ltd.	1,471	5,239
Leighton Holdings Ltd.	425	15,213
Lend Lease Group(a)	512	4,070
Macquarie Group Ltd.	318	13,791
Metcash Ltd.	1,495	5,681
National Australia Bank Ltd.	2,649	66,912
OneSteel Ltd.	2,001	7,163
Orica Ltd.	358	8,803
Origin Energy Ltd.	653	9,919
QBE Insurance Group Ltd.	1,158	22,140
Rio Tinto Ltd.	279	20,077
Santos Ltd.	458	6,163
Sims Metal Management Ltd.	215	4,274
Sonic Healthcare Ltd.	668	8,811
Suncorp-Metway Ltd.	2,319	18,177
TABCORP Holdings Ltd.	876	5,548
Telstra Corp., Ltd.	18,238	50,052
Toll Holdings Ltd.	856	5,830
Wesfarmers Ltd.	1,313	38,311
Westpac Banking Corp.	2,820	72,059
Woodside Petroleum Ltd.	469	20,189
Woolworths Ltd.	792	20,354
WorleyParsons Ltd.	291	6,798

Total Australia		861,069

Investments	Shares	Value

Austria – 0.9%
Erste Group Bank AG	358	$15,065
OMV AG	467	17,554
Telekom Austria AG	1,051	14,719
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A	353	14,038
voestalpine AG	644	26,098

Total Austria		87,474
Belgium – 1.1%
Anheuser-Busch InBev N.V.	508	25,636
Belgacom S.A.	794	31,070
Mobistar S.A.	238	14,674
Solvay S.A.	164	16,889
UCB S.A.	389	16,641

Total Belgium		104,910
Denmark – 0.4%
Novo Nordisk A/S Class B	488	37,936
Finland – 1.6%
Fortum Oyj	1,122	27,494
Kone Oyj Class B	504	20,868
Neste Oil Oyj*	982	17,154
Nokia Oyj	2,657	41,452
Rautaruukki Oyj	608	13,163
Sampo Oyj Class A	826	21,951
UPM-Kymmene Oyj	1,206	16,033

Total Finland		158,115
France – 13.6%
Accor S.A.	409	22,668
Aeroports de Paris	135	11,136
Air Liquide S.A.	155	18,641
Alstom S.A.	139	8,684
AXA S.A.	1,194	26,609
BNP Paribas	347	26,697
Bourbon S.A.	190	8,228
Bouygues S.A.	580	29,210
Carrefour S.A.	365	17,624
Casino Guichard Perrachon S.A.	207	17,548
Christian Dior S.A.	198	21,160
CNP Assurances	140	13,245
Compagnie de Saint-Gobain	700	33,719
Credit Agricole S.A.	1,989	34,879
Danone	363	21,906
Electricite de France	1,139	62,264
Fonciere Des Regions	132	14,566
France Telecom S.A.	3,889	93,220
GDF Suez	1,997	77,281
Gecina S.A.	180	19,957
ICADE	103	11,485
Klepierre	397	15,621
Lafarge S.A.	290	20,444
Lagardere SCA	282	11,432
Legrand S.A.	693	21,933

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2010

Investments	Shares	Value

L’Oreal S.A.	300	$31,606
LVMH Moet Hennessy Louis Vuitton S.A.	271	31,733
Neopost S.A.	164	13,130
PagesJaunes Groupe	1,129	12,988
Pernod-Ricard S.A.	219	18,630
PPR	214	28,542
Safran S.A.	986	25,749
Sanofi-Aventis S.A.	1,094	81,697
Schneider Electric S.A.	335	39,364
Societe Generale	370	23,313
Sodexo	270	16,166
Suez Environnement S.A.	768	17,708
Thales S.A.	283	11,381
TOTAL S.A.	2,508	145,856
Unibail-Rodamco SE	88	17,861
Vallourec S.A.	136	27,474
Veolia Environnement	624	21,683
Vinci S.A.	473	27,927
Vivendi S.A.	1,567	42,014

Total France		1,294,979
Germany – 7.8%
Allianz SE	450	56,524
BASF SE	1,197	74,375
Bayer AG	538	36,457
Bayerische Motoren Werke AG	227	10,498
Beiersdorf AG	227	13,602
Deutsche Bank AG	168	12,964
Deutsche Boerse AG	210	15,594
Deutsche Post AG	1,648	28,643
Deutsche Telekom AG	7,511	101,987
E.ON AG	1,982	73,308
Fresenius Medical Care AG & Co. KGaA	354	20,010
K+S AG	218	13,253
Linde AG	139	16,615
MAN SE	195	16,354
Merck KGAA	167	13,558
Metro AG	263	15,630
Muenchener Rueckversicherungs AG	222	36,092
RWE AG	735	65,241
SAP AG	681	33,044
Siemens AG	561	56,286
ThyssenKrupp AG	903	31,102
Volkswagen AG	48	4,644

Total Germany		745,781
Hong Kong – 5.4%
Cheung Kong (Holdings) Ltd.	3,000	38,636
China Merchants Holdings International Co., Ltd.	6,000	22,100
China Mobile Ltd.	12,000	115,446
China Resources Enterprise	2,000	7,431
China Unicom Hong Kong Ltd.	14,000	15,759
CLP Holdings Ltd.	2,000	14,295
CNOOC Ltd.	36,000	59,253
Hang Lung Properties Ltd.	3,000	12,093

Investments	Shares	Value

Hang Seng Bank Ltd.	2,000	$27,870
Henderson Land Development Co., Ltd.	3,000	21,134
Hong Kong & China Gas Co., Ltd.	4,000	9,973
Hong Kong Exchanges and Clearing Ltd.	1,100	18,360
Hongkong Electric Holdings Ltd.	2,000	11,861
Hutchison Whampoa Ltd.	3,000	21,946
MTR Corp.	2,000	7,573
New World Development Ltd.	1,000	1,958
Shanghai Industrial Holdings Ltd.	3,000	13,755
Sino Land Co., Ltd.	6,000	11,761
Sinotrans Shipping Ltd.	10,000	4,778
Sun Hung Kai Properties Ltd.	3,000	45,127
Swire Pacific Ltd. Class A	1,500	18,043
Wharf Holdings Ltd.	3,000	16,903

Total Hong Kong		516,055
Ireland – 0.2%
CRH PLC	612	15,311
Italy – 4.8%
A2A SpA	6,919	13,004
Atlantia SpA	780	18,238
Edison SpA	9,242	14,106
Enel SpA	14,410	80,722
ENI SpA	5,335	125,390
Finmeccanica SpA	1,026	13,716
Mediaset SpA	3,097	26,652
Mediobanca SpA*	1,942	20,904
Parmalat SpA	6,143	16,853
Saipem SpA	751	29,113
Snam Rete Gas SpA	4,859	24,672
Telecom Italia SpA	15,437	22,266
Telecom Italia SpA RSP	16,890	19,083
Terna Rete Elettrica Nazionale SpA	4,392	19,032
Unione di Banche Italiane SCPA	840	11,355

Total Italy		455,106
Japan – 12.4%
ACOM Co., Ltd.	150	2,456
Advan Co., Ltd.	1,000	7,085
Advantest Corp.	100	2,502
Aeon Co., Ltd.	400	4,542
Aeon Credit Service Co., Ltd.	100	1,188
Aichi Corp.	300	1,300
Aisin Seiki Co., Ltd.	100	2,997
Asahi Breweries Ltd.	400	7,504
Astellas Pharma, Inc.	400	14,491
Belluna Co., Ltd.	850	3,611
Bridgestone Corp.	400	6,832
Brother Industries Ltd.	600	7,256
Canon Marketing Japan, Inc.	400	5,450
Canon, Inc.	1,100	50,974
Casio Computer Co., Ltd.	100	769
Chiyoda Integre Co., Ltd.	300	4,045
Chubu Electric Power Co., Inc.	400	10,004
Chugai Pharmaceutical Co., Ltd.	100	1,881

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2010

Investments	Shares	Value

Chugoku Electric Power Co., Inc. (The)	100	$1,988
Chuo Mitsui Trust Holdings, Inc.	3,000	11,269
CKD Corp.	500	4,185
Coca-Cola West Co., Ltd.	100	1,636
Credit Saison Co., Ltd.	100	1,552
Daiichi Sankyo Co., Ltd.	800	14,991
Daikoku Denki Co., Ltd.	300	5,285
DENSO Corp.	100	2,981
Dentsu, Inc.	100	2,630
DIC Corp.	1,000	2,162
Eisai Co., Ltd.	100	3,569
Electric Power Development Co., Ltd.	100	3,296
FamilyMart Co., Ltd.	100	3,184
FUJIFILM Holdings Corp.	100	3,446
Fukuoka Financial Group, Inc.	1,000	4,249
Hamamatsu Photonics K.K.	200	5,657
Heiwa Corp.	400	4,114
Hiroshima Bank Ltd. (The)	3,000	12,682
Hisamitsu Pharmaceutical Co., Inc.	100	3,719
Hitachi Capital Corp.	100	1,424
Hitachi Chemical Co., Ltd.	100	2,162
Hitachi Construction Machinery Co., Ltd.	100	2,364
Hitachi High-Technologies Corp.	200	4,591
Hitachi Koki Co., Ltd.	300	3,233
Hokkaido Electric Power Co., Inc.	100	1,920
Hokuhoku Financial Group, Inc.	3,000	6,582
Hokuriku Electric Power Co.	100	2,200
Honda Motor Co., Ltd.	1,200	42,380
Honeys Co., Ltd.	80	687
HOYA CORP.	300	8,248
Idec Corp.	300	2,694
Inabata & Co., Ltd.	800	3,776
ITOCHU Corp.	3,000	26,295
Itochu Techno-Solutions Corp.	200	6,571
Japan Tobacco, Inc.	4	14,897
JFE Holdings, Inc.	400	16,117
JS Group Corp.	400	8,146
JSR Corp.	100	2,090
Kajima Corp.	3,000	7,352
Kansai Electric Power Co., Inc. (The)	700	16,047
KDDI Corp.	1	5,180
Komatsu Ltd.	700	14,683
Konami Corp.	100	1,930
Kyokuto Securities Co., Ltd.	400	3,771
Kyushu Electric Power Co., Inc.	400	8,711
Lawson, Inc.	100	4,270
Makita Corp.	100	3,296
Marubeni Corp.	3,000	18,654
Marui Group Co., Ltd.	800	5,805
Medipal Holdings Corp.	400	4,739
Mitsubishi Chemical Holdings Corp.	500	2,558
Mitsubishi Corp.	1,100	28,842
Mitsubishi Heavy Industries Ltd.	3,000	12,425
Mitsubishi UFJ Financial Group, Inc.	5,500	28,842

Investments	Shares	Value

Mitsubishi UFJ Lease & Finance Co., Ltd.	40	$1,455
Mitsui & Co., Ltd.	500	8,406
Mitsui O.S.K. Lines Ltd.	3,000	21,543
Mizuho Financial Group, Inc.	10,000	19,799
MS&AD Insurance Group Holdings	100	2,777
Namco Bandai Holdings, Inc.	100	975
Nippon Express Co., Ltd.	3,000	12,907
Nippon Mining Holdings, Inc.	500	2,298
Nippon Oil Corp.	3,000	14,865
Nippon Paper Group, Inc.	100	2,574
Nippon Steel Corp.	3,000	11,783
Nippon Telegraph & Telephone Corp.	1,100	46,383
Nippon Television Network Corp.	40	5,445
Nippon Yusen K.K.	3,000	11,847
Nisshin Steel Co., Ltd.	1,000	2,087
Nissin Foods Holdings Co., Ltd.	100	3,366
Nitto Denko Corp.	100	3,885
Nomura Real Estate Holdings, Inc.	100	1,543
Nomura Research Institute Ltd.	200	4,559
NTT DoCoMo, Inc.	35	53,339
OJI Paper Co., Ltd.	3,000	13,164
Oracle Corp.	200	9,279
Osaka Gas Co., Ltd.	3,000	10,756
Panasonic Corp.	2,000	30,608
Park24 Co., Ltd.	700	7,162
Promise Co., Ltd.	200	1,856
Resona Holdings, Inc.	100	1,265
Sankei Building Co., Ltd. (The)	100	623
Secom Co., Ltd.	100	4,377
Sega Sammy Holdings, Inc.	100	1,211
Seiko Epson Corp.	100	1,554
Seven & I Holdings Co., Ltd.	400	9,670
Shikoku Electric Power Co., Inc.	100	2,835
Shin-Etsu Chemical Co., Ltd.	100	5,811
Shinko Shoji Co., Ltd.	900	7,773
Showa Denko K.K.	3,000	6,774
Showa Shell Sekiyu K.K.	400	2,705
Sojitz Corp.	1,500	2,906
Sony Corp.	400	15,325
Stanley Electric Co., Ltd.	100	1,940
Sumitomo Chemical Co., Ltd.	3,000	14,673
Sumitomo Corp.	1,100	12,655
Sumitomo Electric Industries Ltd.	400	4,906
Sumitomo Metal Industries Ltd.	4,000	12,115
Sumitomo Mitsui Financial Group, Inc.	400	13,228
Sumitomo Rubber Industries, Inc.	700	6,173
Sumitomo Trust & Banking Co., Ltd. (The)	3,000	17,594
Suzuken Co., Ltd.	100	3,526
Suzuki Motor Corp.	100	2,208
T&D Holdings, Inc.	50	1,184
Taisei Corp.	1,000	2,205
Takeda Pharmaceutical Co., Ltd.	800	35,231
Takefuji Corp.	480	2,045
TDK Corp.	100	6,657

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2010

Investments	Shares	Value

Teijin Ltd.	3,000	$10,081
Tohoku Electric Power Co., Inc.	400	8,459
Tokio Marine Holdings, Inc.	100	2,818
Tokyo Electric Power Co., Inc. (The)	700	18,669
Tokyo Gas Co., Ltd.	1,000	4,409
Tokyu Livable, Inc.	100	912
Toyota Motor Corp.	1,500	60,119
Toyota Tsusho Corp.	100	1,569
USS Co., Ltd.	110	7,475
Yamaha Corp.	100	1,292
Yamatake Corp.	200	4,679
Yamazen Corp.	800	3,399
Yokogawa Electric Corp.*	400	3,485

Total Japan		1,182,160
Netherlands – 2.5%
Akzo Nobel N.V.	370	21,125
Corio N.V.	187	12,508
Heineken N.V.	421	21,675
Koninklijke Ahold N.V.	1,030	13,756
Koninklijke DSM N.V.	429	19,165
Koninklijke KPN N.V.	2,045	32,458
Koninklijke Philips Electronics N.V.	1,273	40,892
Reed Elsevier N.V.	943	11,481
STMicroelectronics N.V.	1,316	13,017
Unilever N.V. CVA	1,250	37,878
Wolters Kluwer N.V.	708	15,381

Total Netherlands		239,336
New Zealand – 0.2%
Contact Energy Ltd.*	1,615	7,334
Fletcher Building Ltd.	1,246	7,382
Telecom Corp. of New Zealand Ltd.	5,674	8,737

Total New Zealand		23,453
Norway – 1.2%
Fred Olsen Energy ASA	560	21,463
Orkla ASA	1,826	16,166
Statoil ASA	3,427	79,444

Total Norway		117,073
Portugal – 0.9%
Banco Espirito Santo S.A.	1,853	10,029
Brisa Auto-Estradas de Portugal S.A.	1,827	15,525
EDP-Energias de Portugal S.A.	4,592	18,286
Galp Energia, SGPS, S.A. Class B	926	16,113
Portugal Telecom, SGPS, S.A.	2,137	23,937

Total Portugal		83,890
Singapore – 2.2%
CapitaLand Ltd.	3,000	8,519
Cosco Corp.(Singapore) Ltd.	7,000	6,209
Fraser and Neave Ltd.	1,000	3,433
Keppel Corp., Ltd.	1,000	6,523
Oversea-Chinese Banking Corp., Ltd.	1,000	6,230
Pacific Century Regional Developments Ltd.	27,000	3,766
SembCorp Industries Ltd.	1,000	2,954

Investments	Shares	Value

SembCorp Marine Ltd.	3,000	$8,991
SIA Engineering Co., Ltd.	3,000	7,618
Singapore Airlines Ltd.	3,000	32,617
Singapore Airport Terminal Services Ltd.	7,000	13,269
Singapore Exchange Ltd.	3,000	16,416
Singapore Land Ltd.	3,000	14,592
Singapore Press Holdings Ltd.	3,000	8,197
Singapore Technologies Engineering Ltd.	7,000	15,972
Singapore Telecommunications Ltd.	12,000	27,209
StarHub Ltd.	4,000	6,552
United Overseas Bank Ltd.	1,000	13,748
Wilmar International Ltd.	1,000	4,792

Total Singapore		207,607
Spain – 7.2%
Abertis Infraestructuras, S.A.	644	12,417
Acciona, S.A.	68	7,555
ACS Actividades de Construccion y Servicios, S.A.	362	16,732
Banco Bilbao Vizcaya Argentaria S.A.	4,117	56,431
Banco de Sabadell S.A.	2,076	11,483
Banco Espanol de Credito S.A.	1,369	14,449
Banco Pastor S.A.	935	5,434
Banco Popular Espanol S.A.	2,084	15,368
Banco Santander S.A.	11,048	147,099
Bolsas y Mercados Espanoles S.A.	482	12,927
Cia Espanola de Petroleos S.A.	214	6,035
Criteria Caixacorp S.A.	5,299	26,307
Ferrovial S.A.	1,934	18,842
Fomento de Construcciones y Contratas S.A.	323	11,846
Gas Natural SDG S.A.	1,822	33,701
Gestevision Telecinco S.A.	1,035	16,273
Iberdrola S.A.	4,141	35,160
Inditex S.A.	616	40,679
Mapfre S.A.	3,863	14,197
Red Electrica Corp. S.A.	207	11,129
Repsol YPF S.A.	1,547	36,695
Telefonica S.A.	5,460	129,584
Zardoya Otis, S.A.	486	8,437

Total Spain		688,780
Sweden – 2.7%
Atlas Copco AB Class A	1,508	23,468
Hennes & Mauritz AB Class B	779	50,775
Nordea Bank AB	2,181	21,592
Sandvik AB	2,049	25,694
Skanska AB Class B	1,416	25,813
Svenska Cellulosa AB Class B*	1,190	16,832
Svenska Handelsbanken AB Class A	887	26,079
Tele2 AB Class B	1,297	21,716
Telefonaktiebolaget LM Ericsson Class B	1,857	19,636
TeliaSonera AB*	4,055	28,876

Total Sweden		260,481

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

March 31, 2010

Investments	Shares	Value

Switzerland – 5.6%
Adecco S.A.	390	$22,176
Compagnie Financiere Richemont S.A. Class A	935	36,270
Geberit AG	123	22,051
Holcim Ltd.*	354	26,435
Kuehne + Nagel International AG	139	14,091
Nestle S.A.	2,484	127,439
Novartis AG	2,194	118,710
Roche Holding AG	436	70,834
SGS S.A.	16	22,103
Swisscom AG	67	24,494
Syngenta AG	48	13,353
Zurich Financial Services AG	152	39,034

Total Switzerland		536,990
United Kingdom – 19.1%
Admiral Group PLC	848	16,980
Antofagasta PLC	1,878	29,627
Associated British Foods PLC	1,209	17,945
AstraZeneca PLC	1,372	61,166
Aviva PLC	3,613	21,117
BAE Systems PLC	4,098	23,081
BG Group PLC	733	12,681
BHP Billiton PLC	1,655	56,737
BP PLC	24,275	229,553
British American Tobacco PLC	1,754	60,437
British Land Co. PLC	1,480	10,801
British Sky Broadcasting Group PLC	1,694	15,469
BT Group PLC	24,047	45,195
Cable & Wireless Communications PLC	7,086	5,949
Cable & Wireless Worldwide*	7,086	9,889
Centrica PLC	5,133	22,884
Compass Group PLC	2,972	23,713
Diageo PLC	2,014	33,789
Drax Group PLC	2,052	11,629
Eurasian Natural Resources Corp. PLC	1,368	24,735
GlaxoSmithKline PLC	4,801	92,162
HSBC Holdings PLC	14,921	151,193
Imperial Tobacco Group PLC	844	25,733
International Power PLC	3,190	15,431
J. Sainsbury PLC	2,944	14,630
Land Securities Group PLC	1,484	15,262
Legal & General Group PLC	10,508	14,035
Man Group PLC	4,345	15,917
Marks & Spencer Group PLC	3,502	19,660
National Grid PLC	3,027	29,456
Pearson PLC	1,488	23,384
Prudential PLC	2,462	20,447
Reckitt Benckiser Group PLC	419	22,989
Reed Elsevier PLC	1,587	12,650
Rio Tinto PLC	776	45,966
Royal Dutch Shell PLC Class A	3,556	103,027
Royal Dutch Shell PLC Class B	3,222	88,732
RSA Insurance Group PLC	7,101	13,734

Investments	Shares	Value

SABMiller PLC	947	$27,753
Scottish & Southern Energy PLC	1,018	17,002
Segro PLC	3,211	15,567
Severn Trent PLC	755	13,686
Standard Chartered PLC	1,612	43,953
Standard Life PLC	4,365	13,262
Tesco PLC	4,345	28,700
Unilever PLC	1,150	33,755
United Utilities Group PLC	2,287	19,393
Vodafone Group PLC	57,968	133,656
WM Morrison Supermarkets PLC	3,377	15,035

Total United Kingdom		1,819,547
United States – 0.1%
Kraft Foods, Inc. Class A	238	7,197
TOTAL COMMON STOCKS (Cost: $9,129,004)		9,443,250
RIGHTS – 0.0%
Germany – 0.0%
Volkswagen AG, expiring 4/13/10*	48	30
Spain – 0.0%
Banco Pastor S.A., expiring 4/19/10*	935	121
TOTAL RIGHTS (Cost: $0)		151
TOTAL LONG-TERM INVESTMENTS (Cost: $9,129,004)		9,443,401
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $70,917)	70,917	70,917
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $9,199,921)		9,514,318
Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		30,700

NET ASSETS – 100.0%		$9,545,018
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Basic Materials Sector Fund (DBN)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.7%
Australia – 20.1%
Adelaide Brighton Ltd.	71,092	$168,349
BHP Billiton Ltd.	143,631	5,746,543
BlueScope Steel Ltd.*	147,490	393,937
Boral Ltd.	57,942	298,351
Felix Resources Ltd. In Specie*† ††	12,885	1,203
Incitec Pivot Ltd.	159,621	508,383
OneSteel Ltd.	110,060	393,972
Orica Ltd.	24,401	600,001
Rio Tinto Ltd.	21,625	1,556,122
Sims Metal Management Ltd.	11,513	228,886

Total Australia		9,895,747
Austria – 2.2%
voestalpine AG	26,596	1,077,812
Belgium – 1.9%
Solvay S.A.	6,144	632,736
Umicore	7,801	272,913

Total Belgium		905,649
Denmark – 0.2%
Auriga Industries Class B	4,153	78,502
Finland – 2.7%
Outokumpu Oyj(a)	10,597	233,005
Rautaruukki Oyj(a)	20,406	441,782
UPM-Kymmene Oyj(a)	50,151	666,717

Total Finland		1,341,504
France – 7.9%
Air Liquide S.A.	11,875	1,428,129
Arkema S.A.	4,325	160,407
Ciments Francais S.A.	2,390	229,575
Eramet(a)	1,017	350,700
Imerys S.A.	5,628	347,560
Lafarge S.A.	16,519	1,164,531
Sa des Ciments Vicat	2,360	185,244

Total France		3,866,146
Germany – 16.4%
Aurubis AG	6,227	321,484
BASF SE	84,426	5,245,753
K+S AG	13,444	817,325
Lanxess AG	4,437	204,816
Linde AG	6,938	829,319
Salzgitter AG	2,087	194,088
Symrise AG	8,862	211,404
Wacker Chemie AG	1,666	248,871

Total Germany		8,073,060
Hong Kong – 0.5%
China Agri-Industries Holdings Ltd.	174,000	240,226
Ireland – 1.7%
CRH PLC	33,530	838,881

Investments	Shares	Value

Italy – 0.5%
Buzzi Unicem SpA	10,851	$136,914
Italcementi SpA	9,914	114,829

Total Italy		251,743
Japan – 13.2%
Air Water, Inc.	11,000	125,963
Asahi Kasei Corp.	57,000	306,839
DIC Corp.	88,000	190,240
JFE Holdings, Inc.	23,100	930,774
JSR Corp.	11,800	246,633
Kaneka Corp.	24,000	155,651
Kuraray Co., Ltd.	18,000	242,337
Mitsubishi Chemical Holdings Corp.	76,500	391,342
Mitsubishi Gas Chemical Co., Inc.	34,000	204,859
Nippon Mining Holdings, Inc.	51,500	236,721
Nippon Paper Group, Inc.	7,800	200,760
Nippon Steel Corp.	115,000	451,680
Nisshin Steel Co., Ltd.	69,000	143,996
OJI Paper Co., Ltd.	54,000	236,943
Shin-Etsu Chemical Co., Ltd.	14,000	813,570
Showa Denko K.K.	94,000	212,265
Sumitomo Chemical Co., Ltd.	64,000	313,014
Sumitomo Metal Industries Ltd.	274,000	829,859
Taiyo Nippon Sanso Corp.	14,000	136,943
Ube Industries Ltd.	51,000	130,993

Total Japan		6,501,382
Netherlands – 1.3%
Koninklijke DSM N.V.	14,267	637,344
New Zealand – 0.8%
Fletcher Building Ltd.	61,428	363,945
Norway – 0.9%
Yara International ASA	10,287	447,133
Portugal – 1.1%
Cimpor Cimentos de Portugal SGPS S.A.	48,996	370,929
Portucel Empresa Produtora de Pasta e Papel S.A.(a)	66,326	189,363

Total Portugal		560,292
Spain – 0.7%
Acerinox S.A.	16,747	330,275
Sweden – 1.1%
Holmen AB Class B(a)	6,855	185,257
SSAB AB Class A(a)	20,344	366,910

Total Sweden		552,167
Switzerland – 5.5%
EMS-Chemie Holding AG	2,910	399,778
Holcim Ltd.*	19,976	1,491,723
Syngenta AG	2,959	823,139

Total Switzerland		2,714,640

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

March 31, 2010

Investments	Shares	Value

United Kingdom – 21.0%
Antofagasta PLC	89,372	$1,409,912
BHP Billiton PLC	106,348	3,645,817
Bunzl PLC	26,802	293,130
Eurasian Natural Resources Corp. PLC	55,182	997,771
Johnson Matthey PLC	11,067	293,110
Mondi PLC	34,788	244,905
Rio Tinto PLC	52,002	3,080,337
Vedanta Resources PLC(a)	7,988	336,368

Total United Kingdom		10,301,350
TOTAL COMMON STOCKS (Cost: $49,977,971)		48,977,798
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $106,239)	106,239	106,239
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%
MONEY MARKET FUND – 5.5%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $2,691,022)(d)	2,691,022	2,691,022
TOTAL INVESTMENTS IN SECURITIES – 105.4% (Cost: $52,775,232)		51,775,059
Liabilities in Excess of Foreign Currency and Other Assets – (5.4)%		(2,637,759)

NET ASSETS – 100.0%		$49,137,300
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,203, which represents .0024% of net assets.

††	Restricted security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $2,559,133 and the total market value of the collateral held by the Fund was $2,691,022.

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Energy Sector Fund (DKA)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 10.2%
Beach Energy Ltd.	19,322	$13,124
Centennial Coal Co., Ltd.	28,942	113,164
Gloucester Coal Ltd.*	3,892	32,150
New Hope Corp., Ltd.	26,438	125,456
Santos Ltd.	94,321	1,269,153
Whitehaven Coal Ltd.	5,797	27,295
Woodside Petroleum Ltd.	40,971	1,763,685
WorleyParsons Ltd.	54,979	1,284,270

Total Australia		4,628,297
Austria – 3.0%
OMV AG	32,803	1,233,035
Schoeller-Bleckmann Oilfield Equipment AG	2,775	146,477

Total Austria		1,379,512
Finland – 3.2%
Neste Oil Oyj	83,713	1,462,342
France – 13.6%
Etablissements Maurel et Prom	65,969	1,075,168
Technip S.A.	22,779	1,855,499
TOTAL S.A.	55,873	3,249,362

Total France		6,180,029
Hong Kong – 6.1%
CNOOC Ltd.	1,696,318	2,791,987
Italy – 10.9%
ENI SpA	123,439	2,901,228
ERG SpA	11,024	155,580
Saipem SpA	49,094	1,903,193

Total Italy		4,960,001
Japan – 6.2%
AOC Holdings, Inc.	1,400	8,660
Cosmo Oil Co., Ltd.	13,000	31,443
Idemitsu Kosan Co., Ltd.	400	30,308
Itochu Enex Co., Ltd.	3,000	15,828
Modec, Inc.	200	3,590
Nippon Oil Corp.	209,000	1,035,606
San-Ai Oil Co., Ltd.	1,000	4,013
Showa Shell Sekiyu K.K.	103,900	702,748
Sinanen Co., Ltd.	16,000	66,267
TonenGeneral Sekiyu K.K.	111,250	939,386

Total Japan		2,837,849
Netherlands – 4.3%
Fugro N.V. CVA	27,831	1,822,276
SBM Offshore N.V.	7,703	154,416

Total Netherlands		1,976,692
Norway – 6.9%
Aker ASA Class A	6,541	180,724
Statoil ASA	126,674	2,936,527

Total Norway		3,117,251

Investments	Shares	Value

Portugal – 3.8%
Galp Energia, SGPS, S.A. Class B	99,292	$1,727,766
Singapore – 0.4%
Straits Asia Resources Ltd.	130,000	200,851
Spain – 6.6%
Cia Espanola de Petroleos S.A.	33,384	941,382
Repsol YPF S.A.	86,763	2,058,004

Total Spain		2,999,386
United Kingdom – 24.4%
BG Group PLC	75,415	$1,304,698
BP PLC	413,228	3,907,632
Hunting PLC	2,601	24,284
JKX Oil & Gas PLC	3,187	13,633
John Wood Group PLC	10,819	59,639
Royal Dutch Shell PLC Class A	104,772	3,035,538
Royal Dutch Shell PLC Class B	97,305	2,679,715
Tullow Oil PLC	4,382	83,088
Wellstream Holdings PLC	1,672	16,613

Total United Kingdom		11,124,840
TOTAL COMMON STOCKS (Cost: $52,594,060)		45,386,803
SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(a)
(Cost: $261,366)	261,366	261,366
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $52,855,426)		45,648,169
Liabilities in Excess of Foreign Currency and Other Assets – (0.2)%		(79,481)

NET ASSETS – 100.0%		$45,568,688
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2010.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments

WisdomTree International Utilities Sector Fund (DBU)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.7%
Australia – 2.3%
AGL Energy Ltd.	35,695	$492,423
Origin Energy Ltd.	40,809	619,905

Total Australia		1,112,328
Austria – 1.3%
EVN AG	6,687	116,360
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A(a)	13,433	534,198

Total Austria		650,558
Finland – 3.3%
Fortum Oyj(a)	65,576	1,606,916
France – 16.1%
Electricite de France	61,970	3,387,604
GDF Suez	86,808	3,359,352
Veolia Environnement	34,534	1,199,973

Total France		7,946,929
Germany – 13.4%
E.ON AG	88,063	3,257,183
RWE AG	37,972	3,370,521

Total Germany		6,627,704
Hong Kong – 5.1%
China Resources Power Holdings Co., Ltd.	36,000	77,057
CLP Holdings Ltd.	144,822	1,035,149
Hong Kong & China Gas Co., Ltd.	241,360	601,791
Hongkong Electric Holdings Ltd.	137,386	814,793

Total Hong Kong		2,528,790
Italy – 15.1%
A2A SpA	333,219	626,270
Edison SpA(a)	398,408	608,089
Enel SpA	600,173	3,362,068
Hera SpA	137,216	323,246
Iride SpA	156,213	303,318
Snam Rete Gas SpA	279,390	1,418,604
Terna Rete Elettrica Nazionale SpA	186,437	807,888

Total Italy		7,449,483
Japan – 12.8%
Chubu Electric Power Co., Inc.	30,400	760,326
Chugoku Electric Power Co., Inc. (The)	18,600	369,850
Electric Power Development Co., Ltd.	11,600	382,363
Hokkaido Electric Power Co., Inc.	17,700	339,831
Hokuriku Electric Power Co.	13,500	297,046
Kansai Electric Power Co., Inc. (The)	37,000	848,181
Kyushu Electric Power Co., Inc.	23,100	503,088
Osaka Gas Co., Ltd.	102,000	365,689
Shikoku Electric Power Co., Inc.	10,400	294,837
Tohoku Electric Power Co., Inc.	24,400	515,993
Tokyo Electric Power Co., Inc. (The)	41,100	1,096,117
Tokyo Gas Co., Ltd.	121,000	533,519

Total Japan		6,306,840

Investments	Shares	Value

New Zealand – 1.1%
Contact Energy Ltd.*	85,393	$387,780
Vector Ltd.	105,066	158,045

Total New Zealand		545,825
Portugal – 2.0%
EDP-Energias de Portugal S.A.	248,979	991,477
Spain – 12.9%
Enagas	21,930	481,452
Gas Natural SDG S.A.	113,096	2,091,922
Iberdrola S.A.	350,868	2,979,114
Red Electrica Corp. S.A.	9,285	499,212
Sociedad General de Aguas de Barcelona S.A. Class A	11,663	314,204

Total Spain		6,365,904
Switzerland – 0.6%
BKW FMB Energie AG	4,115	306,313
United Kingdom – 13.7%
Centrica PLC	299,582	1,335,588
Drax Group PLC	62,381	353,522
International Power PLC	120,757	584,149
National Grid PLC	173,961	1,692,800
Northumbrian Water Group PLC	69,383	297,954
Pennon Group PLC	37,903	300,412
Scottish & Southern Energy PLC	57,714	963,886
Severn Trent PLC	24,332	441,065
United Utilities Group PLC	91,256	773,803

Total United Kingdom		6,743,179
TOTAL COMMON STOCKS (Cost: $62,586,115)		49,182,246
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $31,051)	31,051	31,051
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%
MONEY MARKET FUND – 5.5%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(c)
(Cost: $2,697,022)(d)	2,697,022	2,697,022
TOTAL INVESTMENTS IN SECURITIES – 105.2% (Cost: $65,314,188)		51,910,319
Liabilities in Excess of Foreign Currency and Other Assets – (5.2)%		(2,562,303)

NET ASSETS – 100.0%		$49,348,016
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(c)	Interest rate shown reflects yield as of March 31, 2010.

(d)	At March 31, 2010, the total market value of the Fund’s securities on loan was $2,560,708 and the total market value of the collateral held by the Fund was $2,697,022.

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Real Estate Fund (DRW)

March 31, 2010

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 17.4%
Abacus Property Group	651,405	$239,157
Astro Japan Property Group(a)	487,112	163,190
Australand Property Group	723,935	338,876
CFS Retail Property Trust	487,397	838,795
Charter Hall Office REIT	1,770,238	463,071
Charter Hall Retail REIT	864,549	444,375
Commonwealth Property Office Fund	526,876	437,652
Dexus Property Group	1,124,971	836,369
FKP Property Group	359,642	236,020
GPT Group	2,835,438	1,496,441
GPT Group In Specie*† ††	2,305,813	—
ING Office Fund(b)	812,120	436,061
Lend Lease Group(b)	145,110	1,153,418
Stockland	563,792	2,064,730
Westfield Group	499,612	5,530,339

Total Australia		14,678,494
Belgium – 0.9%
Cofinimmo	5,217	736,619
Finland – 0.3%
Citycon Oyj	74,651	297,980
France – 16.1%
Fonciere Des Regions(a)	15,157	1,672,503
Gecina S.A.	33,008	3,659,695
ICADE	10,353	1,154,452
Klepierre	44,200	1,739,187
Mercialys S.A.	12,684	456,528
Societe Immobiliere de Location pour l’Industrie et le Commerce	5,012	634,024
Unibail-Rodamco SE	20,953	4,252,724

Total France		13,569,113
Germany – 0.6%
Alstria Office REIT-AG	20,530	233,345
Deutsche Euroshop AG	8,363	275,148

Total Germany		508,493
Hong Kong – 26.0%
Champion Real Estate Investment Trust(a)	1,725,000	824,211
Cheung Kong (Holdings) Ltd.	249,238	3,209,886
China Overseas Land & Investment Ltd.	270,400	610,818
GZI Real Estate Investment Trust	607,233	258,074
Hang Lung Group Ltd.	109,649	581,805
Hang Lung Properties Ltd.	434,283	1,750,622
Henderson Land Development Co., Ltd.	195,320	1,375,971
Hopewell Holdings Ltd.	119,500	353,974
Hysan Development Co., Ltd.	159,115	460,048
Kowloon Development Co., Ltd.	252,398	319,857
Link REIT (The)	380,446	937,800
New World Development Ltd.	372,125	728,463
Regal Real Estate Investment Trust	1,898,000	466,880
Shenzhen Investment Ltd.	562,000	208,451
Sino Land Co., Ltd.	606,305	1,188,451

Investments	Shares	Value

Sino-Ocean Land Holdings Ltd.	266,500	$234,762
Sun Hung Kai Properties Ltd.	269,871	4,059,517
Sunlight Real Estate Investment Trust	1,160,000	286,837
Swire Pacific Ltd. Class A	114,959	1,382,818
Swire Pacific Ltd. Class B	387,298	849,944
Wharf Holdings Ltd.	296,545	1,670,875
Wheelock & Co., Ltd.	56,231	165,839

Total Hong Kong		21,925,903
Japan – 13.4%
Aeon Mall Co., Ltd.	7,196	151,791
DA Office Investment Corp.	174	371,873
Daito Trust Construction Co., Ltd.	11,400	550,235
Daiwa House Industry Co., Ltd.	58,000	654,859
Frontier Real Estate Investment Corp.	36	279,709
Fukuoka REIT Co.	42	224,069
Japan Excellent, Inc.	62	295,933
Japan Logistics Fund, Inc.	24	192,380
Japan Prime Realty Investment Corp.	194	432,057
Japan Real Estate Investment Corp.	86	733,540
Japan Retail Fund Investment Corp.	460	541,524
Kenedix Realty Investment Corp.	74	198,859
MID REIT, Inc.	99	202,789
Mitsubishi Estate Co., Ltd.	53,589	877,474
Mitsui Fudosan Co., Ltd.	46,308	786,503
Mori Hills REIT Investment Corp.(a)	54	118,645
Mori Trust Sogo REIT, Inc.	45	394,906
Nippon Accommodations Fund, Inc.	34	175,021
Nippon Building Fund, Inc.	114	982,128
Nippon Commercial Investment Corp.	150	202,590
Nomura Real Estate Holdings, Inc.	15,065	232,489
Nomura Real Estate Office Fund, Inc.	76	427,012
Orix JREIT, Inc.	73	330,859
Premier Investment Corp.	55	180,999
Sumitomo Real Estate Sales Co., Ltd.(a)	3,566	154,944
Sumitomo Realty & Development Co., Ltd.	20,279	386,091
Tokyo Tatemono Co., Ltd.	42,751	153,728
Tokyu Land Corp.(a)	45,168	172,570
Tokyu REIT, Inc.	48	252,483
Top REIT, Inc.	49	221,821
United Urban Investment Corp.	70	403,039

Total Japan		11,282,920
Netherlands – 4.4%
Corio N.V.	19,658	1,314,933
Eurocommercial Properties N.V.	11,909	479,393
Nieuwe Steen Investments Funds N.V.	18,844	400,953
Vastned Offices/Industrial N.V.	14,600	265,708
VastNed Retail N.V.	7,813	522,774
Wereldhave N.V.	7,290	699,956

Total Netherlands		3,683,717
New Zealand – 0.9%
AMP NZ Office Trust	362,625	192,975
Goodman Property Trust	426,291	302,475
Kiwi Income Property Trust	332,771	236,118

Total New Zealand		731,568

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (concluded)

WisdomTree International Real Estate Fund (DRW)

March 31, 2010

Investments	Shares	Value

Singapore – 9.4%
Ascendas Real Estate Investment Trust(a)	574,901	$789,535
Ascott Residence Trust	377,000	334,380
Cambridge Industrial Trust	742,472	246,951
CapitaCommercial Trust	745,635	576,007
CapitaLand Ltd.	334,589	950,122
CapitaMall Trust	747,786	946,734
CDL Hospitality Trusts(b)	479,432	617,272
City Developments Ltd.(a)	38,103	288,897
Frasers Centrepoint Trust	300,432	287,957
Frasers Commercial Trust	1,775,070	190,451
Keppel Land Ltd.	120,168	315,451
Lippo-Mapletree Indonesia Retail Trust	530,782	182,236
Mapletree Logistics Trust	921,285	560,132
Singapore Land Ltd.	75,544	367,440
Starhill Global REIT	668,526	267,783
Suntec Real Estate Investment Trust	807,828	774,285
UOL Group Ltd.	96,000	267,802

Total Singapore		7,963,435
Sweden – 1.9%
Castellum AB(a)	48,758	492,864
Fabege AB(a)	58,355	395,682
Hufvudstaden AB Class A(a)	43,621	374,267
Wihlborgs Fastigheter AB	14,407	305,275

Total Sweden		1,568,088
United Kingdom – 7.8%
British Land Co. PLC	160,964	1,174,685
Derwent London PLC	12,674	262,616
Hammerson PLC	99,605	594,392
Land Securities Group PLC	224,548	2,309,383
Segro PLC	459,994	2,230,057

Total United Kingdom		6,571,133
TOTAL COMMON STOCKS (Cost: $94,425,178)		83,517,463
SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c)
(Cost: $803,300)	803,300	803,300
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.2%
MONEY MARKET FUND – 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.11%(d)
(Cost: $4,427,036)(e)	4,427,036	4,427,036

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $99,655,514)		$88,747,799
Liabilities in Excess of Foreign Currency and Other Assets – (5.3)%		(4,472,220)

NET ASSETS – 100.0%		$84,275,579
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0% of net assets.

††	Restricted security.

(a)	Security, or portion thereof, was on loan at March 31, 2010 (See Note 2).

(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2010.

(d)	Interest rate shown reflects yield as of March 31, 2010.

(e)	At March 31, 2010, the total market value of the Fund’s securities on loan was $4,143,550 and the total market value of the collateral held by the Fund was $4,427,036.

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities

WisdomTree International Dividend and Sector Funds

March 31, 2010

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund[1]	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Total Dividend Fund	WisdomTree World ex-U.S. Growth Fund[2]
ASSETS:

Investments, at cost	$426,502,253	$160,779,956	$41,235,734	$33,511,486	$63,704,641	$20,811,005

Investment in affiliate, at cost	—	—	—	—	—	328,051

Foreign currency, at cost	832,024	159,360	168,410	62,947	—	70,395
Investments in securities, at value (including securities on loan)[3]	434,724,519	150,681,707	42,893,115	32,083,452	60,445,539	24,826,092

Investment in affiliate, at value	—	—	—	—	—	358,979

Cash	—	—	49,557	—	254,507	—

Foreign currency, at value	835,503	159,272	170,507	63,360	—	70,718

Receivables:

Dividends and interest	1,417,609	422,641	136,154	123,423	504,246	123,017

Investment securities sold	—	—	—	95,863	—	64,473

Unrealized appreciation on foreign currency contracts	—	—	79	—	—	—

Foreign tax reclaims	369,354	89,443	28,270	27,767	—	619
Total Assets	437,346,985	151,353,063	43,277,682	32,393,865	61,204,292	25,443,898
LIABILITIES:

Due to custodian	—	—	—	—	189,043	—

Payables:

Collateral for securities on loan (Note 2)	—	8,375,068	—	2,169,018	6,240,050	385,003

Investment securities purchased	—	—	—	39,443	—	—

Advisory fees (Note 3)	177,397	70,631	20,940	14,468	21,902	11,951

Service fees (Note 2)	1,626	536	159	110	201	92

Unrealized depreciation on foreign currency contracts	27	16	52	674	2,383	1,483

Distribution	1,262,331	609,314	214,746	75,488	—	240,180
Total Liabilities	1,441,381	9,055,565	235,897	2,299,201	6,453,579	638,709
NET ASSETS	$435,905,604	$142,297,498	$43,041,785	$30,094,664	$54,750,713	$24,805,189
NET ASSETS:

Paid-in capital	$646,420,212	$221,437,461	$63,961,941	$55,564,169	$62,291,289	$33,987,711

Undistributed net investment income	1,129,494	260,617	62,883	82,669	423,472	36,952

Accumulated net realized loss on investments and foreign currency related transactions	(219,881,026)	(69,304,372)	(22,642,472)	(24,121,643)	(4,697,717)	(13,268,401)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	8,236,924	(10,096,208)	1,659,433	(1,430,531)	(3,266,331)	4,048,927
NET ASSETS	$435,905,604	$142,297,498	$43,041,785	$30,094,664	$54,750,713	$24,805,189
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,450,000	3,400,000	1,050,000	800,000	1,300,000	500,000
Net asset value per share	$46.13	$41.85	$40.99	$37.62	$42.12	$49.61
[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[3]	Market values of securities on loan were as follows: $0, $6,879,952, $0, $1,756,761, $5,945,247 and $361,474, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund
ASSETS:

Investments, at cost	$177,098,594	$89,412,919	$126,440,050	$164,188,444	$158,063,951	$170,152,341

Foreign currency, at cost	98,648	149,936	390,429	175,339	1,150,593	136,381
Investments in securities, at value (including securities on loan)[2]	172,796,192	91,831,054	132,396,440	155,731,554	167,016,573	159,921,152

Foreign currency, at value	98,352	149,873	390,442	175,763	1,168,475	136,278

Receivables:

Dividends and interest	1,410,269	304,506	790,398	499,214	407,537	581,950

Investment securities sold	—	—	—	—	—	—

Capital shares sold	12,522,508	—	—	—	—	—

Foreign tax reclaims	—	118	—	119,652	298,746	102,357
Total Assets	186,827,321	92,285,551	133,577,280	156,526,183	168,891,331	160,741,737
LIABILITIES:

Due to custodian	—	—	11	—	—	—

Payables:

Collateral for securities on loan (Note 2)	16,486,133	2,705,022	14,887,120	6,188,050	4,105,033	14,078,114

Investment securities purchased	12,423,828	—	—	—	—	—

Advisory fees (Note 3)	66,941	35,994	57,638	60,569	79,602	70,556

Service fees (Note 2)	508	330	437	555	604	535

Unrealized depreciation on foreign currency contracts	—	—	—	12	—	—

Distribution	—	510,907	1,293,468	652,707	368,560	523,590
Total Liabilities	28,977,410	3,252,253	16,238,674	6,901,893	4,553,799	14,672,795
NET ASSETS	$157,849,911	$89,033,298	$117,338,606	$149,624,290	$164,337,532	$146,068,942
NET ASSETS:

Paid-in capital	$178,163,107	$101,545,497	$124,543,235	$192,928,445	$304,118,792	$218,860,416

Undistributed net investment income	1,271,266	50,779	118,893	318,572	271,354	579,567

Accumulated net realized loss on investments and foreign currency related transactions	(17,266,658)	(14,986,088)	(13,292,502)	(35,170,764)	(149,016,786)	(63,137,737)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,317,804)	2,423,110	5,968,980	(8,451,963)	8,964,172	(10,233,304)
NET ASSETS	$157,849,911	$89,033,298	$117,338,606	$149,624,290	$164,337,532	$146,068,942
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,800,000	1,450,000	2,050,000	3,300,000	3,850,000	3,000,000
Net asset value per share	$41.54	$61.40	$57.24	$45.34	$42.69	$48.69
[1]	Market values of securities on loan were as follows: $15,671,174, $2,557,537, $14,111,153, $5,886,074, $3,899,284 and $13,384,845, respectively (Note 2).

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund
ASSETS:

Investments, at cost	$478,034,124	$457,768,999	$294,636,882	$11,195,228	$9,199,921	$52,775,232

Investment in affiliate, at cost	—	—	2,293,121	—	—	—

Foreign currency, at cost	183,247	850,374	2,286,712	92,285	14,694	7,984
Investments in securities, at value (including securities on loan)[1]	491,686,544	543,750,484	349,349,430	12,341,688	9,514,318	51,775,059

Investment in affiliate, at value	—	—	2,728,210	—	—	—

Cash	—	37,886	—	—	—	—

Foreign currency, at value	179,266	857,132	2,297,587	92,179	14,809	7,976

Receivables:

Dividends and interest	3,006,394	1,930,518	868,191	96,512	28,638	181,982

Investment securities sold	821,715	2,540,883	1,319,438	—	—	—

Capital shares sold	—	6,802	5,138	—	—	—

Due from affiliate (Note 7)	—	—	—	26,683	—	—

Unrealized appreciation on foreign currency contracts	—	—	1,200	13	64,966	—

Foreign tax reclaims	141,253	—	381	—	269	28,284
Total Assets	495,835,172	549,123,705	356,569,575	12,557,075	9,623,000	51,993,301
LIABILITIES:

Due to custodian	—	—	765,290	—	—	—

Payables:

Collateral for securities on loan (Note 2)	63,580,513	6,134,049	12,303,099	—	—	2,691,022

Investment securities purchased	386,837	—	553,773	—	—	—

Advisory fees (Note 3)	208,250	282,638	176,080	6,960	3,717	25,285

Service fees (Note 2)	1,580	1,974	1,240	2,092	34	192

Other fees	—	—	—	—	774	—

Unrealized depreciation on foreign currency contracts	227	46,147	15,678	—	47,643	—

Distribution	1,787,544	1,669,304	—	32,752	25,814	139,502
Total Liabilities	65,964,951	8,134,112	13,815,160	41,804	77,982	2,856,001
NET ASSETS	$429,870,221	$540,989,593	$342,754,415	$12,515,271	$9,545,018	$49,137,300
NET ASSETS:

Paid-in capital	$629,918,462	$499,741,498	$307,691,649	$19,561,549	$9,273,253	$64,345,151

Undistributed net investment income	2,201,624	1,702,660	1,369,349	75,807	165,529	117,334

Accumulated net realized loss on investments and foreign currency related transactions	(215,885,076)	(46,489,206)	(21,468,453)	(8,285,186)	(208,267)	(14,323,902)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	13,635,211	86,034,641	55,161,870	1,163,101	314,503	(1,001,283)
NET ASSETS	$429,870,221	$540,989,593	$342,754,415	$12,515,271	$9,545,018	$49,137,300
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,150,000	10,400,000	7,700,000	800,000	200,002	1,700,000
Net asset value per share	$46.98	$52.02	$44.51	$15.64	$47.72	$28.90
[1]	Market values of securities on loan were as follows: $58,859,877, $5,911,721, $11,443,096, $0, $0 and $2,559,133, respectively (Note 2).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2010

	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$52,855,426	$65,314,188	$99,655,514

Foreign currency, at cost	72,265	27,641	86,713
Investments in securities, at value (including securities on loan)[1]	45,648,169	51,910,319	88,747,799

Foreign currency, at value	72,173	28,013	86,686

Receivables:

Dividends and interest	43,866	176,552	369,104

Investment securities sold	—	—	10,101

Foreign tax reclaims	9,537	11,111	45,474
Total Assets	45,773,745	52,125,995	89,259,164
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	—	2,697,022	4,427,036

Advisory fees (Note 3)	22,201	24,034	41,211

Service fees (Note 2)	168	182	313

Distribution	182,688	56,741	515,025
Total Liabilities	205,057	2,777,979	4,983,585
NET ASSETS	$45,568,688	$49,348,016	$84,275,579
NET ASSETS:

Paid-in capital	$59,995,433	$70,799,176	$141,595,707

Undistributed (Distributions in excess of) net investment income	14,755	152,662	(4,372,206)

Accumulated net realized loss on investments and foreign currency related transactions	(7,233,979)	(8,199,877)	(42,033,330)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,207,521)	(13,403,945)	(10,914,592)
NET ASSETS	$45,568,688	$49,348,016	$84,275,579
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,850,000	2,300,000	3,150,000
Net asset value per share	$24.63	$21.46	$26.75
[1]	Market values of securities on loan were as follows: $0, $2,560,708 and $4,143,550, respectively (Note 2).

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Statements of Operations

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2010

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund[1]	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Total Dividend Fund	WisdomTree World ex-U.S. Growth Fund[2]	WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[3]	$9,695,975	$6,176,161	$1,008,785	$858,735	$1,379,793	$669,528	$2,424,794

Dividends from affiliate	9,274,697	—	871,653	—	—	56

Interest	2,759	80	—	5	10	—	36

Securities lending income (Note 2)	175,996	166,824	22,061	7,572	6,283	1,642	58,084
Total investment income	19,149,427	6,343,065	1,902,499	866,312	1,386,086	671,226	2,482,914
EXPENSES:

Advisory fees (Note 3)	1,906,153	817,991	192,050	143,484	301,825	124,544	538,931

Service fees (Note 2)	17,473	6,205	1,457	1,088	2,766	945	4,088
Total expenses	1,923,626	824,196	193,507	144,572	304,591	125,489	543,019
Expense waiver/reimbursement (Note 2)	(1,178,246)	—	(107,067)	—	—	(709)	—
Net expenses	745,380	824,196	86,440	144,572	304,591	124,780	543,019
Net investment income	18,404,047	5,518,869	1,816,059	721,740	1,081,495	546,446	1,939,895
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(143,525,202)	(26,660,467)	(10,562,075)	(8,124,296)	(3,299,729)	(6,374,282)	(9,144,340)

Investment transactions from affiliate	61,114	—	(42,012)	—	—	—	—

In-kind redemptions	2,477,514	4,593,651	—	948,002	4,125,960	38,211	1,165,808

In-kind redemptions from affiliate	51,543,735	—	4,084,584	—	—	—	—

Foreign currency related transactions	249,949	81,496	47,678	10,983	12,264	92,942	(51,651)
Net realized gain (loss)	(89,192,890)	(21,985,320)	(6,471,825)	(7,165,311)	838,495	(6,243,129)	(8,030,183)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	215,776,912	65,315,690	16,604,907	15,920,871	9,624,389	13,419,951	28,645,563

Translation of assets and liabilities denominated in foreign currencies	11,520	(3,407)	4,265	572	(5,706)	4,913	(8,396)
Net change in unrealized appreciation (depreciation)	215,788,432	65,312,283	16,609,172	15,921,443	9,618,683	13,424,864	28,637,167
Net realized and unrealized gain on investments	126,595,542	43,326,963	10,137,347	8,756,132	10,457,178	7,181,735	20,606,984
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,999,589	$48,845,832	$11,953,406	$9,477,872	$11,538,673	$7,728,181	$22,546,879
[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[3]	Net of foreign withholding tax of $1,038,037, $610,593, $112,728, $63,984, $103,845, $32,609 and $182,468, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2010

	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund[1]	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
INVESTMENT INCOME:

Dividends[2]	$3,854,394	$3,967,319	$4,646,397	$6,159,818	$4,133,178	$12,587,427	$13,925,727

Interest	31	131	—	55	98	—	96

Securities lending income (Note 2)	7,990	24,188	104,164	101,392	85,455	235,542	3,985
Total investment income	3,862,415	3,991,638	4,750,561	6,261,265	4,218,731	12,822,969	13,929,808
EXPENSES:

Advisory fees (Note 3)	515,347	478,866	566,262	827,192	706,723	2,151,998	2,252,886

Service fees (Note 2)	4,724	3,633	5,191	6,276	5,361	16,325	15,735
Total expenses	520,071	482,499	571,453	833,468	712,084	2,168,323	2,268,621
Net investment income	3,342,344	3,509,139	4,179,108	5,427,797	3,506,647	10,654,646	11,661,187
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(8,986,019)	(6,359,796)	(14,067,917)	(63,033,741)	(27,495,339)	(92,114,506)	(26,806,256)

In-kind redemptions	13,604,206	8,284,574	2,448,233	60,386	(3,441,944)	6,230,830	1,867,987

Foreign currency related transactions	79,234	66,995	29,314	78,060	77,574	95,389	262,328
Net realized gain (loss)	4,697,421	1,991,773	(11,590,370)	(62,895,295)	(30,859,709)	(85,788,287)	(24,675,941)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	34,500,518	26,164,496	43,896,313	111,482,124	75,762,619	240,537,038	171,201,712

Translation of assets and liabilities denominated in foreign currencies	(13,258)	(2,159)	(1,480)	24,337	(4,133)	(18,195)	39,302
Net change in unrealized appreciation (depreciation)	34,487,260	26,162,337	43,894,833	111,506,461	75,758,486	240,518,843	171,241,014
Net realized and unrealized gain on investments	39,184,681	28,154,110	32,304,463	48,611,166	44,898,777	154,730,556	146,565,073
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,527,025	$31,663,249	$36,483,571	$54,038,963	$48,405,424	$165,385,202	$158,226,260
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Net of foreign withholding tax of $66,385, $69,695, $455,107, $629,371, $404,995, $893,132 and $1,757,719, respectively.

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Statements of Operations (concluded)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 31, 2010

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund	WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund	WisdomTree International Energy Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$6,201,098	$451,191	$45,910	$968,747	$1,411,763	$1,659,553	$3,040,576

Dividends from affiliate	3,771

Interest	—	88	—	—	16	25	28

Net securities lending income (Note 2)	17,147	—	—	42,218	35,735	84,435	19,297

Total investment income	6,222,016	451,279	45,910	1,010,965	1,447,514	1,744,013	3,059,901
EXPENSES:

Advisory fees (Note 3)	1,216,575	68,024	7,339	235,173	212,920	212,676	408,884

Service fees (Note 2)	8,497	—	67	1,784	1,615	1,613	3,102

Custody/accounting	—	11,266	—	—	—	—	—

Printing	—	1,354	—	—	—	—	—

Professional fees	—	36,202	—	—	—	—	—

IOPV Fees[2]	—	715	—	—	—	—	—

Insurance	—	4,187	—	—	—	—	—

Directors	—	6,951	—	—	—	—	—

Other	—	1,580	1,529	—	—	—	—

Total expenses	1,225,072	130,279	8,935	236,957	214,535	214,289	411,986
Expenses waiver/reimbursement (Note 2)	(7,705)	(41,869)	(1,799)	—	—	—	—
Net expenses	1,217,367	88,410	7,136	236,957	214,535	214,289	411,986
Net investment income	5,004,649	362,869	38,774	774,008	1,232,979	1,529,724	2,647,915
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(9,032,787)	(5,248,461)	(1,132)	(5,301,695)	(3,494,869)	(4,924,801)	(24,244,089)

Investment from affiliate	—	—	(207,135)	—	—	—	—

In-kind redemptions	2,029,121	—	—	1,369,234	186,152	(3,612,270)	(4,943,410)

Foreign currency related transactions	(137,654)	(46,068)	152,569	13,428	11,751	9,129	30,863
Net realized loss	(7,141,320)	(5,294,529)	(55,698)	(3,919,033)	(3,296,966)	(8,527,942)	(29,156,636)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	81,765,537	7,718,940	314,397	23,822,038	10,499,468	12,796,691	55,857,321

Translation of assets and liabilities denominated in foreign currencies	13,152	12,361	106	168	(1,244)	1,251	(2,863)
Net change in unrealized appreciation (depreciation)	81,778,689	7,731,301	314,503	23,822,206	10,498,224	12,797,942	55,854,458
Net realized and unrealized gain on investments	74,637,369	2,436,772	258,805	19,903,173	7,201,258	4,270,000	26,697,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,642,018	$2,799,641	$297,579	$20,677,181	$8,434,237	$5,799,724	$29,345,737
[1]	Net of foreign withholding tax of $961,742, $10,675, $4,669, $95,905, $150,942, $222,590 and $265,079, respectively.

[2]	IOPV – Indicative Optimized Portfolio Value – is the real time estimation of net asset value of Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Statements of Changes in Net Assets
WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,404,047	$15,464,077	$5,518,869	$8,663,791	$1,816,059	$1,749,282

Net realized loss on investments and foreign currency related transactions	(89,192,890)	(74,997,792)	(21,985,320)	(45,078,074)	(6,471,825)	(11,691,791)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	215,788,432	(184,596,085)	65,312,283	(61,460,788)	16,609,172	(12,399,286)
Net increase (decrease) in net assets resulting from operations	144,999,589	(244,129,800)	48,845,832	(97,875,071)	11,953,406	(22,341,795)
DIVIDENDS:

Net investment income	(19,292,972)	(16,276,475)	(5,586,535)	(9,694,798)	(1,835,881)	(1,903,608)
Total dividends	(19,292,972)	(16,276,475)	(5,586,535)	(9,694,798)	(1,835,881)	(1,903,608)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	448,192,327	161,237,933	37,579,579	43,349,186	53,291,535	11,191,402

Cost of shares redeemed	(440,378,667)	(23,832,508)	(26,664,294)	(88,064,007)	(39,154,020)	(15,281,113)
Net increase (decrease) in net assets resulting from capital share transactions	7,813,660	137,405,425	10,915,285	(44,714,821)	14,137,515	(4,089,711)
Net Increase (Decrease) in Net Assets	133,520,277	(123,000,850)	54,174,582	(152,284,690)	24,255,040	(28,335,114)
NET ASSETS:

Beginning of year	$302,385,327	$425,386,177	$88,122,916	$240,407,606	$18,786,745	$47,121,859

End of year	$435,905,604	$302,385,327	$142,297,498	$88,122,916	$43,041,785	$18,786,745
Undistributed net investment income included in net assets at end of year	$1,129,494	$1,453,194	$260,617	$129,136	$62,883	$29,123
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	9,450,000	6,750,000	3,100,000	4,000,000	700,000	800,000

Shares created	9,950,000	3,150,000	950,000	900,000	1,350,000	200,000

Shares redeemed	(9,950,000)	(450,000)	(650,000)	(1,800,000)	(1,000,000)	(300,000)
Shares outstanding, end of year	9,450,000	9,450,000	3,400,000	3,100,000	1,050,000	700,000
[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Total Dividend Fund		WisdomTree World ex- U.S. Growth Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$721,740	$1,727,740	$1,081,495	$396,753	$546,446	$487,648

Net realized gain (loss) on investments and foreign currency related transactions	(7,165,311)	(15,159,973)	838,495	(4,312,780)	(6,243,129)	(7,972,305)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	15,921,443	(8,989,483)	9,618,683	(8,038,239)	13,424,864	(2,209,540)
Net increase (decrease) in net assets resulting from operations	9,477,872	(22,421,716)	11,538,673	(11,954,266)	7,728,181	(9,694,197)
DIVIDENDS:

Net investment income	(776,003)	(1,802,430)	(934,315)	(559,727)	(859,811)	(623,658)
Total dividends	(776,003)	(1,802,430)	(934,315)	(559,727)	(859,811)	(623,658)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,402,548	5,396,168	101,037,653	23,587,836	4,767,425	34,446,745

Cost of shares redeemed	(3,476,359)	(14,483,079)	(76,103,751)	(20,865,377)	(8,075,928)	(32,637,287)
Net increase (decrease) in net assets resulting from capital share transactions	7,926,189	(9,086,911)	24,933,902	2,722,459	(3,308,503)	1,809,458
Net Increase (Decrease) in Net Assets	16,628,058	(33,311,057)	35,538,260	(9,791,534)	3,559,867	(8,508,397)
NET ASSETS:

Beginning of year	$13,466,606	$46,777,663	$19,212,453	$29,003,987	$21,245,322	$29,753,719

End of year	$30,094,664	$13,466,606	$54,750,713	$19,212,453	$24,805,189	$21,245,322
Undistributed net investment income included in net assets at end of year	$82,669	$85,533	$423,472	$202,032	$36,952	$238,931
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	600,000	800,000	600,000	600,000	600,000	600,000

Shares created	300,000	100,000	2,600,000	600,000	100,000	800,000

Shares redeemed	(100,000)	(300,000)	(1,900,000)	(600,000)	(200,000)	(800,000)
Shares outstanding, end of year	800,000	600,000	1,300,000	600,000	500,000	600,000
[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund Through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex- Japan Total Dividend Fund		WisdomTree Pacific ex- Japan Equity Income Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,939,895	$1,289,490	$3,342,344	$4,088,227	$3,509,139	$2,557,366

Net realized gain (loss) on investments and foreign currency related transactions	(8,030,183)	(3,088,286)	4,697,421	(19,224,355)	1,991,773	(13,129,775)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	28,637,167	(20,694,507)	34,487,260	(25,679,971)	26,162,337	(14,757,865)
Net increase (decrease) in net assets resulting from operations	22,546,879	(22,493,303)	42,527,025	(40,816,099)	31,663,249	(25,330,274)
DIVIDENDS:

Net investment income	(1,520,747)	(1,401,224)	(3,574,407)	(5,131,577)	(3,645,372)	(3,396,394)
Total dividends	(1,520,747)	(1,401,224)	(3,574,407)	(5,131,577)	(3,645,372)	(3,396,394)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	89,835,686	89,524,062	79,698,811	11,716,010	132,484,504	19,158,117

Cost of shares redeemed	(19,090,019)	(74,851,551)	(66,704,221)	(74,690,124)	(64,722,763)	(25,838,928)
Net increase (decrease) in net assets resulting from capital share transactions	70,745,667	14,672,511	12,994,590	(62,974,114)	67,761,741	(6,680,811)
Net Increase (Decrease) in Net Assets	91,771,799	(9,222,016)	51,947,208	(108,921,790)	95,779,618	(35,407,479)
NET ASSETS:

Beginning of year	$66,078,112	$75,300,128	$37,086,090	$146,007,880	$21,558,988	$56,966,467

End of year	$157,849,911	$66,078,112	$89,033,298	$37,086,090	$117,338,606	$21,558,988
Undistributed net investment income included in net assets at end of year	$1,271,266	$779,958	$50,779	$166,898	$118,893	$181,506
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,100,000	1,700,000	1,000,000	2,000,000	700,000	900,000

Shares created	2,200,000	2,400,000	1,600,000	200,000	2,850,000	300,000

Shares redeemed	(500,000)	(2,000,000)	(1,150,000)	(1,200,000)	(1,500,000)	(500,000)
Shares outstanding, end of year	3,800,000	2,100,000	1,450,000	1,000,000	2,050,000	700,000

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,179,108	$5,162,514	$5,427,797	$14,443,615	$3,506,647	$5,930,107

Net realized loss on investments and foreign currency related transactions	(11,590,370)	(22,204,870)	(62,895,295)	(88,685,093)	(30,859,709)	(46,740,889)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	43,894,833	(52,812,028)	111,506,461	(81,123,650)	75,758,486	(59,916,972)
Net increase (decrease) in net assets resulting from operations	36,483,571	(69,854,384)	54,038,963	(155,365,128)	48,405,424	(100,727,754)
DIVIDENDS:

Net investment income	(4,322,343)	(5,333,253)	(5,343,066)	(16,564,667)	(3,633,344)	(6,683,004)
Total dividends	(4,322,343)	(5,333,253)	(5,343,066)	(16,564,667)	(3,633,344)	(6,683,004)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	51,077,680	22,669,776	31,436,210	67,590,960	24,227,874	40,945,171

Cost of shares redeemed	(12,543,062)	(23,212,075)	(21,099,564)	(180,841,245)	(11,264,602)	(64,304,797)
Net increase (decrease) in net assets resulting from capital share transactions	38,534,618	(542,299)	10,336,646	(113,250,285)	12,963,272	(23,359,626)
Net Increase (Decrease) in Net Assets	70,695,846	(75,729,936)	59,032,543	(285,180,080)	57,735,352	(130,770,384)
NET ASSETS:

Beginning of year	$78,928,444	$154,658,380	$105,304,989	$390,485,069	$88,333,590	$219,103,974

End of year	$149,624,290	$78,928,444	$164,337,532	$105,304,989	$146,068,942	$88,333,590
Undistributed net investment income included in net assets at end of year	$318,572	$431,313	$271,354	$108,563	$579,567	$389,124
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,500,000	2,500,000	3,700,000	6,100,000	2,800,000	3,500,000

Shares created	1,100,000	500,000	750,000	1,100,000	500,000	700,000

Shares redeemed	(300,000)	(500,000)	(600,000)	(3,500,000)	(300,000)	(1,400,000)
Shares outstanding, end of year	3,300,000	2,500,000	3,850,000	3,700,000	3,000,000	2,800,000
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$10,654,646	$15,980,484	$11,661,187	$9,330,409	$5,004,649	$2,759,319

Net realized loss on investments and foreign currency related transactions	(85,788,287)	(112,005,258)	(24,675,941)	(18,274,116)	(7,141,320)	(10,501,006)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	240,518,843	(157,302,313)	171,241,014	(83,998,031)	81,778,689	(23,540,489)
Net increase (decrease) in net assets resulting from operations	165,385,202	(253,327,087)	158,226,260	(92,941,738)	79,642,018	(31,282,176)
DIVIDENDS:

Net investment income	(10,659,948)	(17,493,804)	(11,953,872)	(9,437,988)	(5,378,463)	(2,648,831)
Total dividends	(10,659,948)	(17,493,804)	(11,953,872)	(9,437,988)	(5,378,463)	(2,648,831)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	53,490,158	97,916,304	236,686,308	137,978,782	239,409,467	44,020,889

Cost of shares redeemed	(22,651,964)	(65,549,182)	(19,323,942)	(24,057,509)	(22,624,786)	(11,125,217)
Net increase in net assets resulting from capital share transactions	30,838,194	32,367,122	217,362,366	113,921,273	216,784,681	32,895,672
Net Increase (Decrease) in Net Assets	185,563,448	(238,453,769)	363,634,754	11,541,547	291,048,236	(1,035,335)
NET ASSETS:

Beginning of year	$244,306,773	$482,760,542	$177,354,839	$165,813,292	$51,706,179	$52,741,514

End of year	$429,870,221	$244,306,773	$540,989,593	$177,354,839	$342,754,415	$51,706,179
Undistributed net investment income included in net assets at end of year	$2,201,624	$1,642,627	$1,702,660	$786,207	$1,369,349	$151,662
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	8,400,000	7,900,000	5,700,000	3,200,002	2,100,000	1,200,002

Shares created	1,250,000	1,800,000	5,200,000	3,000,000	6,300,000	1,300,000

Shares redeemed	(500,000)	(1,300,000)	(500,000)	(500,002)	(700,000)	(400,002)
Shares outstanding, end of year	9,150,000	8,400,000	10,400,000	5,700,000	7,700,000	2,100,000

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree International Hedged Equity Fund	WisdomTree International Basic Materials Sector Fund
	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009	For the Period December 31, 2009* through March 31, 2010	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$362,869	$235,712	$38,774	$774,008	$1,338,674

Net realized loss on investments and foreign currency related transactions	(5,294,529)	(3,081,850)	(55,698)	(3,919,033)	(17,313,365)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	7,731,301	(6,568,200)	314,503	23,822,206	(23,070,470)
Net increase (decrease) in net assets resulting from operations	2,799,641	(9,414,338)	297,579	20,677,181	(39,045,161)
DIVIDENDS:

Net investment income	(431,581)	—	(25,814)	(670,355)	(2,053,360)
Total dividends	(431,581)	—	(25,814)	(670,355)	(2,053,360)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,047,766	20,350,628	9,273,253	10,926,459	7,868,329

Cost of shares redeemed	(4,179,148)	(3,657,697)	—	(4,255,513)	(37,817,240)
Net increase (decrease) in net assets resulting from capital share transactions	2,868,618	16,692,931	9,273,253	6,670,946	(29,948,911)
Net Increase (Decrease) in Net Assets	5,236,678	7,278,593	9,545,018	26,677,772	(71,047,432)
NET ASSETS:

Beginning of period	$7,278,593	$—	$—	$22,459,528	$93,506,960

End of period	$12,515,271	$7,278,593	$9,545,018	$49,137,300	$22,459,528
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$75,807	$187,348	$165,529	$117,334	$(6,523)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,004	—	—	1,400,000	2,600,000

Shares created	500,000	900,004	200,002	450,000	200,000

Shares redeemed	(300,004)	(300,000)	—	(150,000)	(1,400,000)
Shares outstanding, end of period	800,000	600,004	200,002	1,700,000	1,400,000
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree International Energy Sector Fund		WisdomTree International Utilities Sector Fund		WisdomTree International Real Estate Fund
	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,232,979	$1,593,494	$1,529,724	$2,551,271	$2,647,915	$3,889,118

Net realized loss on investments and foreign currency related transactions	(3,296,966)	(6,188,971)	(8,527,942)	(7,412,736)	(29,156,636)	(27,840,200)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	10,498,224	(17,878,242)	12,797,942	(22,651,867)	55,854,458	(50,145,090)
Net increase (decrease) in net assets resulting from operations	8,434,237	(22,473,719)	5,799,724	(27,513,332)	29,345,737	(74,096,172)
DIVIDENDS:

Net investment income	(1,249,410)	(1,852,260)	(1,445,458)	(2,592,420)	(7,422,149)	(2,071,270)
Total dividends	(1,249,410)	(1,852,260)	(1,445,458)	(2,592,420)	(7,422,149)	(2,071,270)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	17,214,761	23,273,271	23,269,335	12,930,102	27,636,033	27,103,803

Cost of shares redeemed	(1,163,114)	(34,176,584)	(6,730,720)	(32,930,600)	(5,903,444)	(23,279,174)
Net increase (decrease) in net assets resulting from capital share transactions	16,051,647	(10,903,313)	16,538,615	(20,000,498)	21,732,589	3,824,629
Net Increase (Decrease) in Net Assets	23,236,474	(35,229,292)	20,892,881	(50,106,250)	43,656,177	(72,342,813)
NET ASSETS:

Beginning of year	$22,332,214	$57,561,506	$28,455,135	$78,561,385	$40,619,402	$112,962,215

End of year	$45,568,688	$22,332,214	$49,348,016	$28,455,135	$84,275,579	$40,619,402
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$14,755	$17,351	$152,662	$59,267	$(4,372,206)	$220,428
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,200,000	1,800,000	1,600,000	2,400,000	2,400,000	2,700,002

Shares created	700,000	600,000	1,050,000	400,000	1,050,000	700,000

Shares redeemed	(50,000)	(1,200,000)	(350,000)	(1,200,000)	(300,000)	(1,000,002)
Shares outstanding, end of year	1,850,000	1,200,000	2,300,000	1,600,000	3,150,000	2,400,000

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	14.24	(31.04)	(1.92)	13.58
Total from investment operations	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$435,906	$302,385	$425,386	$128,303
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.19%**	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.51%[4]
Net investment income	4.63%	4.01%	2.54%	1.97%[4]
Portfolio turnover rate[5]	97%	30%	10%	11%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[1]	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	13.44	(31.09)	(3.78)	12.94
Total from investment operations	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.58)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[2]	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$142,297	$88,123	$240,408	$184,498
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.61%[3]
Net investment income	3.91%	5.27%	3.32%	2.71%[3]
Portfolio turnover rate[4]	36%	40%	16%	19%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	14.28	(31.66)	(4.38)	12.55
Total from investment operations	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,042	$18,787	$47,122	$50,520
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.26%**	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.65%[5]
Net investment income	5.49%	5.16%	3.32%	2.44%[5]
Portfolio turnover rate[6]	94%	47%	21%	24%
*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[1]	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	15.37	(35.53)	(9.78)	18.89
Total from investment operations	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(1.18)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[2]	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,095	$13,467	$46,778	$147,316
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.62%[3]
Net investment income	2.92%	6.03%	3.33%	2.99%[3]
Portfolio turnover rate[4]	55%	63%	22%	47%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Total Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.52)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,751	$19,212	$29,004	$51,301
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[4]	13%	11%	1%	6%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree World ex-U.S. Growth Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[2]	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	14.94	(13.89)	(9.50)	8.44
Total from investment operations	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.85)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[3]	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,805	$21,245	$29,754	$95,069
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%[6]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.64%[4]
Net investment income	2.54%	1.70%	1.18%	3.00%[4]
Portfolio turnover rate[5]	121%	47%	1%	6%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assests in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	9.96	(12.97)	(8.12)	0.74
Total from investment operations	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.68)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$157,850	$66,078	$75,300	$99,419
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[4]	45%	16%	3%	25%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	24.23	(34.08)	4.61	16.85
Total from investment operations	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(1.71)	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$89,033	$37,086	$146,008	$74,329
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[4]	18%	31%	12%	21%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[1]	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	26.27	(31.22)	(3.40)	16.40
Total from investment operations	28.50	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(2.06)	(4.28)	(3.48)	(0.52)
Capital gains	—	—	(0.14)	—
Total dividends and distributions to shareholders	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[2]	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$117,339	$21,559	$56,966	$87,205
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.63%[3]
Net investment income	4.25%	6.25%	4.42%	5.11%[3]
Portfolio turnover rate[4]	25%	55%	16%	7%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[1]	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	13.91	(29.98)	(1.11)	12.14
Total from investment operations	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.64)	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[2]	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,624	$78,928	$154,658	$87,569
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.52%[3]
Net investment income	3.54%	4.38%	2.69%	1.99%[3]
Portfolio turnover rate[4]	26%	30%	15%	8%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	14.24	(34.43)	(2.86)	15.80
Total from investment operations	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	56.27%	(49.95)%	1.05%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,338	$105,305	$390,485	$278,743
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[5]	69%	55%	24%	8%

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[1]	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	17.27	(30.64)	(4.95)	16.73
Total from investment operations	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[2]	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$146,069	$88,334	$219,104	$168,889
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.61%[3]
Net investment income	2.88%	3.80%	2.76%	2.53%[3]
Portfolio turnover rate[4]	49%	32%	18%	44%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	17.91	(31.83)	(7.08)	16.28
Total from investment operations	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$429,870	$244,307	$482,761	$298,315
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[4]	63%	43%	17%	39%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.48	2.01	1.12
Net realized and unrealized gain (loss)	21.00	(20.76)	0.51
Total from investment operations	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.57)	(1.96)	(0.49)
Total dividends to shareholders	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$52.02	$31.11	$51.82

TOTAL RETURN[2]	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$540,990	$177,355	$165,813
Ratios to average net assets of:
Net expenses	0.63%	0.63%	0.63%[3]
Net investment income	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[4]	44%	67%	3%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.02	1.56	0.37
Net realized and unrealized gain (loss)	20.00	(19.57)	(7.87)
Total from investment operations	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.13)	(1.32)	(0.05)
Total dividends to shareholders	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$44.51	$24.62	$43.95

TOTAL RETURN[2]	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$342,754	$51,706	$52,742
Ratios to average net assets of:
Net expenses	0.63%[5]	0.63%	0.63%[3]
Net investment income	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[4]	38%	64%	6%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assests in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$12.13	$24.59
Investment operations:
Net investment income[1]	0.53	0.32
Net realized and unrealized gain (loss)	3.68	(12.78)
Total from investment operations	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.70)	—
Total dividends to shareholders	(0.70)	—
Net asset value, end of period	$15.64	$12.13

TOTAL RETURN[2]	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,515	$7,279
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	1.30%	1.49%[3]
Net investment income	3.63%	2.86%[3]
Portfolio turnover rate[4]	96%	26%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$46.92
Investment operations:
Net investment income[1]	0.29
Net realized and unrealized gain (loss)	0.64
Total from investment operations	0.93
Dividends to shareholders:
Net investment income	(0.13)
Total dividends to shareholders	(0.13)
Net asset value, end of period	$47.72

TOTAL RETURN[2]	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,545
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.47	%**3
Expenses, prior to expense reimbursements	0.58%[3]
Net investment income	2.53%[3]
Portfolio turnover rate[4]	79%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Basic Materials Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[1]	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	12.80	(19.29)	3.58	6.32
Total from investment operations	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[3]	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,137	$22,460	$93,507	$6,406
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.88%[4]
Net investment income	1.91%	2.21%	1.62%	1.89%[4]
Portfolio turnover rate[5]	25%	53%	11%	0%[6]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[1]	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	6.07	(12.84)	3.18	2.92
Total from investment operations	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$24.63	$18.61	$31.98	$28.55

TOTAL RETURN[2]	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,569	$22,332	$57,562	$22,840
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.69%[3]
Net investment income	3.36%	3.49%	2.43%	1.82%[3]
Portfolio turnover rate[4]	16%	38%	13%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Utilities Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[1]	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	3.77	(14.74)	2.75	4.61
Total from investment operations	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$21.46	$17.78	$32.73	$29.71

TOTAL RETURN[3]	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,348	$28,455	$78,561	$23,768
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.68%[4]
Net investment income	4.17%	4.53%	1.62%	1.38%[4]
Portfolio turnover rate[5]	17%	50%	13%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$16.92	$41.84	$51.89
Investment operations:
Net investment income[1]	0.96	1.35	1.22
Net realized and unrealized gain (loss)	11.39	(25.46)	(9.32)
Total from investment operations	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(2.52)	(0.81)	(1.95)
Total dividends to shareholders	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$26.75	$16.92	$41.84

TOTAL RETURN[2]	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$84,276	$40,619	$112,962
Ratios to average net assets of:
Net expenses	0.58%	0.58%	0.58%[3]
Net investment income	3.76%	4.55%	3.17%[3]
Portfolio turnover rate[4]	19%	35%	15%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Notes to Financial Statements

March 31, 2010

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2010, the Trust offered 42 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on June 16, 2006, except as follows; The WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund commenced operations on October 13, 2006. The WisdomTree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund and WisdomTree International Hedged Equity Fund, commenced operations on June 5, 2007, July 13, 2007, October 30, 2007, July 16, 2008 and December 31, 2009, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund, formerly WisdomTree Europe Equity Income Fund (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree World ex-U.S. Growth Fund, formerly WisdomTree Japan Equity Income Fund (“World ex-U.S. Growth Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund, formerly the WisdomTree International Dividend Top 100 Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”) and WisdomTree International Real Estate Fund (“International Real Estate Fund”), together the “International Dividend and Sector Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in

132	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units, which are typically in blocks or 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$431,464,635	$—	$—
Rights	7,447	—	—
Money Market Fund	—	3,252,437	—
Total	431,472,082	3,252,437	—
Other Financial Instruments*	—	(27)	—
Total – Net	$431,472,082	$3,252,410	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$141,267,636	$—	$—
Rights	3,551	—	—
Money Market Fund	—	9,410,520	—
Total	141,271,187	9,410,520	—
Other Financial Instruments*	—	(16)	—
Total – Net	$141,271,187	$9,410,504	$—

WisdomTree International Dividend and Sector Funds	133

Notes to Financial Statements (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$42,661,001	$—	$—
Money Market Fund	—	232,114	—
Total	42,661,001	232,114	—
Other Financial Instruments*	—	27	—
Total – Net	$42,661,001	$232,141	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$29,725,833	$—	$—
Money Market Fund	—	2,357,619	—
Total	29,725,833	2,357,619	—
Other Financial Instruments*	—	(674)	—
Total – Net	$29,725,833	$2,356,945	$—

Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$54,012,298	$—	$—
Money Market Fund	—	6,433,241	—
Total	54,012,298	6,433,241	—
Other Financial Instruments*	—	(2,383)	—
Total – Net	$54,012,298	$6,430,858	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,231,527	$—	$—
Rights	390	—	—
Money Market Fund	—	594,175	—
Affiliated Funds	358,979	—	—
Total	24,590,896	594,175	—
Other Financial Instruments*	—	(1,483)	—
Total – Net	$24,590,896	$592,692	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$155,693,205	$—	$—
Money Market Fund	—	17,102,987	—
Total	$155,693,205	$17,102,987	$—

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$87,989,883	$—	$—
Money Market Fund	—	3,841,171	—
Total	$87,989,883	$3,841,171	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$115,840,395	$—	$—
Money Market Fund	—	16,556,045	—
Total	$115,840,395	$16,556,045	$—

134	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$148,261,055	$—	$—
Rights	929	—	—
Money Market Fund	—	7,469,570	—
Total	148,261,984	7,469,570	—
Other Financial Instruments*	—	(12)	—
Total – Net	$148,261,984	$7,469,558	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$162,483,182	$—	$—
Money Market Fund	—	4,533,391	—
Total	$162,483,182	$4,533,391	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$144,975,811	$—	$1,562
Rights	9,563	—	—
Money Market Fund	—	14,934,216	—
Total	$144,985,374	$14,934,216	$1,562

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$423,533,448	$—	$—
Money Market Fund	—	68,153,096	—
Total	423,533,448	68,153,096	—
Other Financial Instruments*	—	(227)	—
Total – Net	$423,533,448	$68,152,869	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$536,442,822	$—	$—
Warrants	—	1,651	—
Money Market Fund	—	7,306,011	—
Total	536,442,822	7,307,662	—
Other Financial Instruments*	—	(46,147)	—
Total – Net	$536,442,822	$7,261,515	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$337,044,259	$—	$—
Warrants	—	2,072	—
Money Market Fund	—	12,303,099	—
Affiliated Funds	2,728,210	—	—
Total	339,772,469	12,305,171	—
Other Financial Instruments*	—	(14,478)	—
Total – Net	$339,772,469	$12,290,693	$—

WisdomTree International Dividend and Sector Funds	135

Notes to Financial Statements (continued)

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$12,338,311	$—	$—
Money Market Fund	—	3,377	—
Total	12,338,311	3,377	—
Other Financial Instruments*	—	13	—
Total – Net	$12,338,311	$3,390	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,443,250	$—	$—
Rights	151	—	—
Money Market Fund	—	70,917	—
Total	9,443,401	70,917	—
Other Financial Instruments*	—	17,323	—
Total – Net	$9,443,401	$88,240	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,976,595	$—	$1,203
Money Market Fund	—	2,797,261	—
Total	$48,976,595	$2,797,261	$1,203

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$45,386,803	$—	$—
Money Market Fund	—	261,366	—
Total	$45,386,803	$261,366	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$49,182,246	$—	$—
Money Market Fund	—	2,728,073	—
Total	$49,182,246	$2,728,073	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$83,517,463	$—	$—
Money Market Fund	—	5,230,336	—
Total	$83,517,463	$5,230,336	$—

*	Other financial instruments include foreign forward currency contracts. The fair value of these contracts is represented by net unrealized appreciation or depreciation in this table.

136	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

DEFA Fund	Common Stocks
Balance as of April 1, 2009	$90,390
Realized gain (loss)	(167,101)
Change in unrealized appreciation (depreciation)	76,711
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$—

DEFA Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$83,193
Realized gain (loss)	(388,598)
Change in unrealized appreciation (depreciation)	305,405
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$—

Global Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$12,272
Realized gain (loss)	(98,453)
Change in unrealized appreciation (depreciation)	86,181
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$—

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$34,069
Realized gain (loss)	(359,629)
Change in unrealized appreciation (depreciation)	318,864
Net purchases (sales)	(1,485)
Transfers in and/or out of Level 3	8,181
Balance as of March 31, 2010	$—

Pacific ex-Japan Total Dividend Fund	Common Stocks
Balance as of April 1, 2009	$102,910
Realized gain (loss)	(219,691)
Change in unrealized appreciation (depreciation)	123,693
Net purchases (sales)	(6,912)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$—

Pacific ex-Japan Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$82,865
Realized gain (loss)	(160,936)
Change in unrealized appreciation (depreciation)	78,071
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$—

WisdomTree International Dividend and Sector Funds	137

Notes to Financial Statements (continued)

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$55,963
Realized gain (loss)	34,015
Change in unrealized appreciation (depreciation)*	(13,564)
Net purchases (sales)	(74,852)
Transfers in/or out of Level 3	—
Balance as of March 31, 2010	$1,562
*	The net change in unrealized appreciation (depreciation) relating to investments still held by the Fund at 3/31/10 is $250.

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$1,207,451
Realized gain (loss)	(5,099,441)
Change in unrealized appreciation (depreciation)	3,902,174
Net purchases (sales)	(71,829)
Transfers in/or out of Level 3	61,645
Balance as of March 31, 2010	$—

Middle East Dividend Fund	Common Stocks
Balance as of April 1, 2009	$147,943
Realized gain (loss)	(77,820)
Change in unrealized appreciation (depreciation)	(21,686)
Net purchases (sales)	(48,437)
Transfers in/or out of Level 3	—
Balance as of March 31, 2010	$—

International Basic Materials Sector Fund	Common Stocks
Balance as of April 1, 2009	$—
Realized gain (loss)	72,490
Change in unrealized appreciation (depreciation)*	7,090
Net purchases (sales)	(78,377)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2010	$1,203
*	The net change in unrealized appreciation (depreciation) relating to investments still held by the Fund at 3/31/10 is $248.

In January-2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim period within those fiscal years. The funds that have invested in derivatives, specifically forward currency contracts, for the fiscal year ended March 31, 2010 are detailed in the forward currency contract table herein. The volume of derivatives that is presented in the forward foreign currency contracts table is consistent with the derivative activity during the year ended March 31, 2010. The Funds’ management is not aware of any credit-risk contingent feature on forward foreign currency contracts held by the Funds.

138	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts (“Forward Contracts”) as described on page 141, for the period ended March 31, 2010. The Forward Contracts are subject to credit risk which is where the financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security, therefore, the counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statements of Operations are presented in the summary below.

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
DEFA Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$27
DEFA Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	16
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	79	Unrealized depreciation on forward foreign currency contracts	52
Europe Small Cap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	674
Japan Total Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	2,383
World ex-U.S. Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	1,483
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	12
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	227
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	46,147
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,200	Unrealized depreciation on forward foreign currency contracts	15,678
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13	Unrealized depreciation on forward foreign currency contracts	—
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	64,966	Unrealized depreciation on forward foreign currency contracts	47,643

WisdomTree International Dividend and Sector Funds	139

Notes to Financial Statements (continued)

Derivatives not designated as hedging instruments, carried at fair value	Derivative Instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
DEFA Fund	Forward Foreign Currency Contracts	$(6,541,499)	$3,503
DEFA Equity Income Fund	Forward Foreign Currency Contracts	16,223	269
Global Equity Income Fund	Forward Foreign Currency Contracts	(375,657)	71
Europe Small Cap Dividend Fund	Forward Foreign Currency Contracts	20,581	(2,333)
Japan Total Dividend Fund	Forward Foreign Currency Contracts	(13,605)	(3,292)
World ex-U.S. Growth Fund	Forward Foreign Currency Contracts	(270,231)	(1,331)
Japan SmallCap Dividend Fund	Forward Foreign Currency Contracts	(7,159)	655
Pacific ex-Japan Total Dividend Fund	Forward Foreign Currency Contracts	(14,920)	730
Pacific ex-Japan Equity Income Fund	Forward Foreign Currency Contracts	(10,359)	(538)
International LargeCap Dividend Fund	Forward Foreign Currency Contracts	43,598	1,365
International Dividend ex-Financials Fund	Forward Foreign Currency Contracts	175,203	270
International MidCap Dividend Fund	Forward Foreign Currency Contracts	(37,065)	(1,992)
International SmallCap Dividend Fund	Forward Foreign Currency Contracts	133,557	2,419
Emerging Markets Equity Income Fund	Forward Foreign Currency Contracts	102,704	(45,998)
Emerging Markets SmallCap Dividend Fund	Forward Foreign Currency Contracts	(59,186)	(14,363)
Middle East Dividend Fund	Forward Foreign Currency Contracts	(5,103)	13
International Hedged Equity Fund	Forward Foreign Currency Contracts	99,455	17,323
International Basic Material Sector Fund	Forward Foreign Currency Contracts	(38,825)	(1)
International Energy Sector Fund	Forward Foreign Currency Contracts	4,890	86
International Utilities Sector Fund	Forward Foreign Currency Contracts	(1,281)	44
International Real Estate Fund	Forward Foreign Currency Contracts	393	87

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premium and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $361,436 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the year ended March 31, 2010. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88%.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than the International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

140	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Forward Foreign Currency Transactions — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward foreign currency contracts were open at March 31, 2010:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund	4/01/10	USD	71	NZD	100	$—
	4/01/10	USD	72	SGD	100	—
	4/06/10	AUD	177,000	USD	162,433	(27)
	4/06/10	USD	34	NOK	200	—
						$(27)
DEFA Equity Income Fund
	4/01/10	USD	71	NZD	100	$—
	4/06/10	AUD	109,818	USD	100,780	(16)
						$(16)
Global Equity Income Fund
	4/01/10	USD	42,885	MYR	139,719	$(52)
	4/06/10	GBP	61,000	USD	92,610	79
						$27
Europe Small Cap Dividend Fund
	4/01/10	EUR	61,844	USD	83,007	$(674)
Japan Total Dividend Fund
	4/01/10	USD	254,507	JPY	23,558,420	$(2,383)
World ex-U.S. Growth Fund
	4/01/10	ZAR	502,421	USD	66,930	$(1,483)
Pacific ex-Japan Total Dividend Fund
	4/01/10	USD	358	SGD	500	$—
International LargeCap Dividend Fund
	4/06/10	AUD	80,000	USD	73,416	$(12)
International Midcap Dividend Fund
	4/01/10	USD	71	NZD	100	$—
International SmallCap Dividend Fund
	4/01/10	EUR	35,533	USD	47,867	$(213)
	4/01/10	USD	358	SGD	500	—
	4/06/10	AUD	96,000	USD	88,099	(14)
	4/06/10	USD	17	NOK	100	—
						$(227)
Emerging Markets Equity Income Fund
	4/01/10	USD	37,886	CLP	19,844,846	$(69)
	4/01/10	ZAR	22,879,664	USD	3,069,365	(46,078)
						$(46,147)

WisdomTree International Dividend and Sector Funds	141

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets SmallCap Dividend Fund
	4/01/10	KRW	1,670,000,000	USD	1,476,047	65
	4/01/10	USD	466,966	KRW	527,858,810	(433)
	4/01/10	USD	270,101	MYR	879,990	(330)
	4/01/10	USD	168,371	MYR	552,931	1,135
	4/01/10	ZAR	7,405,818	USD	933,509	$(14,915)
						$(14,478)
Middle East Dividend Fund
	4/05/10	QAR	238,375	USD	65,470	$13
International Hedged Equity Fund
	4/08/10	AUD	933,489	USD	834,416	$(22,210)
	4/08/10	CHF	558,637	USD	517,753	(13,003)
	4/08/10	GBP	1,165,498	USD	1,757,039	(10,881)
	4/08/10	NOK	655,508	USD	110,159	(271)
	4/08/10	SGD	282,447	USD	200,809	(1,220)
	4/08/10	USD	3,701,725	EUR	2,729,707	8,158
	4/08/10	USD	1,207,456	JPY	107,600,832	55,881
	4/08/10	USD	242,627	SEK	1,739,815	884
	5/10/10	AUD	980,619	USD	896,727	5
	5/10/10	CHF	566,105	USD	537,995	13
	5/10/10	EUR	2,903,109	USD	3,928,255	(38)
	5/10/10	GBP	1,213,633	USD	1,840,584	(16)
	5/10/10	JPY	111,646,077	USD	1,195,073	25
	5/10/10	NOK	688,322	USD	115,787	(1)
	5/10/10	SEK	1,882,587	USD	261,598	—
	5/10/10	SGD	295,522	USD	211,344	(3)
						$17,323

Currency Legend:

AUD – Australian dollar	NOK – Norwegian krone
CHF – Swiss franc	NZD – New Zealand dollar
CLP – Chilean peso	QAR – Qatar riyal
EUR – Euro	SEK – Swedish krona
GBP – British pound	SGD – Singapore dollar
JPY – Japanese yen	USD – U.S. dollar
KRW – South Korean won	ZAR – South African rand
MYR – Malaysian ringgit

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that , at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods

142	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. The Investment Advisory Agreement for the Middle East Dividend Fund does not require WTAM to pay any Fund expenses, sub-advisory fees.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the Middle East Dividend Fund to 0.88%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Total Dividend Fund	0.48%
World ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%
International Hedged Equity Fund	0.48%
International Basic Materials Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Utilities Sector Fund	0.58%
International Real Estate Fund	0.58%

WisdomTree International Dividend and Sector Funds	143

Notes to Financial Statements (continued)

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the fiscal year ended March 31, 2010, there were transactions in affiliated ETFs. For the period June 19, 2009 (December 31, 2009 for Hedged Equity) through January 28, 2010, the WisdomTree DEFA, Global Equity Income and International Hedged Equity Funds each operated as a fund of fund. During this period, WTAM waived an amount of advisory fees based on each Fund’s allocation to its Underlying Funds. Beginning August 20, 2009, the Emerging Markets SmallCap Dividend Fund and World ex-U.S. Growth Fund held shares of the India Earnings Fund and each Fund waived an amount based on the allocation to its Underlying Funds through March 31, 2010. The table below indicates the waiver amounts. Please see Note 7 for further information on Other Affiliated Parties and Transactions.

WTAM waived a portion of its investment advisory fees with respect to its investments in affiliated funds for the year ended March 31, 2010 as follows:

Fund	Advisory Fees Waived
DEFA Fund	$1,178,246
Global Equity Income Fund	107,067
World ex-U.S. Growth Fund	709
Emerging Markets SmallCap Dividend Fund	7,705
International Hedged Equity Fund	1,799

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2010, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2010 were as follows:

Fund	Purchases	Sales
DEFA Fund	$792,887,574	$377,849,395
DEFA Equity Income Fund	50,573,320	49,821,843
Global Equity Income Fund	70,411,868	30,810,806
Europe SmallCap Dividend Fund	13,378,170	13,711,677
Japan Total Dividend Fund	7,694,187	8,531,149
World ex-U.S. Growth Fund	25,601,864	26,272,073
Japan SmallCap Dividend Fund	42,583,440	42,719,654
Pacific ex-Japan Total Dividend Fund	18,337,914	18,031,079
Pacific ex-Japan Equity Income Fund	20,348,961	20,604,189
International LargeCap Dividend Fund	29,799,389	30,093,257
International Dividend ex-Financials Fund	96,505,483	97,592,396
International MidCap Dividends Fund	58,929,301	58,778,940
International SmallCap Dividend Fund	228,148,408	230,010,183
Emerging Markets Equity Income Fund	282,053,505	155,842,221
Emerging Markets SmallCap Dividend Fund	193,158,886	72,864,634
Middle East Dividend Fund	11,592,682	9,339,439
International Hedged Equity Fund	4,742,667	4,563,906
International Basic Materials Sector Fund	10,344,349	9,918,272
International Energy Sector Fund	5,787,877	5,805,503
International Utilities Sector Fund	6,247,587	6,134,856
International Real Estate Fund	13,458,014	18,331,088

144	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2010, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$32,710,600	$439,256,702
DEFA Equity Income Fund	37,333,379	26,669,392
Global Equity Income Fund	13,576,767	38,903,582
Europe SmallCap Dividend Fund	11,402,687	3,480,510
Japan Total Dividend Fund	101,040,644	75,289,742
World ex-U.S. Growth Fund	4,170,910	6,742,035
Japan SmallCap Dividend Fund	89,783,968	18,989,827
Pacific ex-Japan Total Dividend Fund	79,192,745	66,806,193
Pacific ex-Japan Equity Income Fund	131,423,008	64,448,605
International LargeCap Dividend Fund	50,983,728	11,956,579
International Dividend ex-Financials Fund	31,377,933	20,536,471
International MidCap Dividend Fund	24,187,379	11,109,477
International SmallCap Dividend Fund	53,286,552	22,629,902
Emerging Markets Equity Income Fund	98,350,509	7,924,534
Emerging Markets SmallCap Dividend Fund	104,501,075	10,086,013
Middle East Dividend Fund	—	—
International Hedged Equity Fund	9,158,510	—
International Basic Materials Sector Fund	10,876,562	4,241,087
International Energy Sector Fund	17,103,089	1,158,745
International Utilities Sector Fund	23,149,677	6,640,344
International Real Estate Fund	27,489,594	5,870,929

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2010, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$426,512,815	$17,257,495	$(9,045,791)	$8,211,704
DEFA Equity Income Fund	162,525,696	9,264,510	(21,108,499)	(11,843,989)
Global Equity Income Fund	41,236,407	2,445,491	(788,783)	1,656,708
Europe SmallCap Dividend Fund	33,810,345	2,329,228	(4,056,121)	(1,726,893)
Japan Total Dividend Fund	64,356,243	1,322,695	(5,233,399)	(3,910,704)
World ex-U.S. Growth Fund	21,142,222	4,278,644	(235,795)	4,042,849
Japan SmallCap Dividend Fund	177,578,703	5,835,805	(10,618,316)	(4,782,511)
Pacific ex-Japan Total Dividend Fund	90,337,473	8,335,527	(6,841,946)	1,493,581
Pacific ex-Japan Equity Income Fund	126,761,931	10,130,655	(4,496,146)	5,634,509
International LargeCap Dividend Fund	165,724,485	7,395,681	(17,388,612)	(9,992,931)
International Dividend ex-Financials Fund	158,639,330	20,106,705	(11,729,462)	8,377,243
International MidCap Dividend Fund	170,675,414	10,459,048	(21,213,310)	(10,754,262)
International SmallCap Dividend Fund	481,398,471	54,252,810	(43,964,737)	10,288,073
Emerging Markets Equity Income Fund	468,719,318	85,910,006	(10,878,840)	75,031,166
Emerging Markets SmallCap Dividend Fund	305,080,175	51,795,974	(4,798,509)	46,997,465
Middle East Dividend Fund	12,931,382	802,665	(1,392,359)	(589,694)
International Hedged Equity Fund	9,207,294	385,359	78,335	307,024
International Basic Materials Sector Fund	53,232,595	4,783,717	(6,241,253)	(1,457,536)
International Energy Sector Fund	53,146,414	2,052,614	(9,550,859)	(7,498,245)
International Utilities Sector Fund	65,983,892	416,815	(14,490,388)	(14,073,573)
International Real Estate Fund	109,575,606	1,227,991	(22,055,798)	(20,827,807)

WisdomTree International Dividend and Sector Funds	145

Notes to Financial Statements (continued)

At March 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income and Other Ordinary Losses	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Currency Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Losses)
DEFA Fund	$1,140,030	$(219,881,026)	$8,211,704	$14,684	$(210,514,608)
DEFA Equity Income Fund	260,601	(67,558,632)	(11,843,989)	2,057	(79,139,963)
Global Equity Income Fund	62,962	(22,641,799)	1,656,708	1,972	(20,920,157)
Europe SmallCap Dividend Fund	99,456	(23,839,571)	(1,726,893)	(2,497)	(25,469,505)
Japan Total Dividend Fund	434,459	(4,057,102)	(3,910,704)	(7,229)	(7,540,576)
World ex-U.S. Growth Fund	35,469	(13,265,235)	4,042,849	4,395	(9,182,522)
Japan SmallCap Dividend Fund	1,345,649	(16,860,932)	(4,782,511)	(15,402)	(20,313,196)
Pacific ex-Japan Total Dividend Fund	50,779	(14,061,534)	1,493,581	4,975	(12,512,199)
Pacific ex-Japan Equity Income Fund	118,893	(12,970,621)	5,634,509	12,590	(7,204,629)
International LargeCap Dividend Fund	318,560	(33,634,723)	(9,992,931)	4,939	(43,304,155)
International Dividend ex-Financials Fund	271,354	(148,441,407)	8,377,243	11,550	(139,781,260)
International MidCap Dividend Fund	617,417	(62,652,514)	(10,754,262)	(2,115)	(72,791,474)
International SmallCap Dividend Fund	2,520,285	(212,839,404)	10,288,073	(17,195)	(200,048,241)
Emerging Markets Equity Income Fund	1,676,228	(35,558,533)	75,031,166	99,234	41,248,095
Emerging Markets SmallCap Dividend Fund	1,663,123	(13,626,970)	46,997,465	29,148	35,062,766
Middle East Dividend Fund	107,910	(6,581,135)	(589,694)	16,641	(7,046,278)
International Hedged Equity Fund	172,890	(208,267)	307,024	118	271,765
International Basic Materials Sector Fund	117,334	(13,866,539)	(1,457,536)	(1,110)	(15,207,851)
International Energy Sector Fund	14,755	(6,942,991)	(7,498,245)	(264)	(14,426,745)
International Utilities Sector Fund	152,662	(7,530,173)	(14,073,573)	(76)	(21,451,160)
International Real Estate Fund	624,600	(37,110,044)	(20,827,807)	(6,877)	(57,320,128)

The tax character of distributions paid during the fiscal year ended March 31, 2010 and March 31, 2009, was as follows:

	Year Ended March 31, 2010	Year Ended March 31, 2009
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*	Return of Capital
DEFA Fund	$19,292,972	$16,276,475	$—
DEFA Equity Income Fund	5,586,535	9,694,798	—
Global Equity Income Fund	1,835,881	1,903,608	—
Europe SmallCap Dividend Fund	776,003	1,802,430	—
Japan Total Dividend Fund	934,315	559,727	—
World ex-U.S. Growth Fund	859,811	623,658	—
Japan SmallCap Dividend Fund	1,520,747	1,401,224	—
Pacific ex-Japan Total Dividend Fund	3,574,407	5,131,577	—
Pacific ex-Japan Equity Income Fund	3,645,372	3,396,394	—
International LargeCap Dividend Fund	4,322,343	5,333,253	—
International Dividend ex-Financials Fund	5,343,066	16,564,667	—
International MidCap Dividend Fund	3,633,344	6,683,004	—
International SmallCap Dividend Fund	10,659,948	17,493,804	—
Emerging Markets Equity Income Fund	11,953,872	9,437,988	—
Emerging Markets SmallCap Dividend Fund	5,378,463	2,648,831	—
Middle East Dividend Fund	431,581	—	—
International Hedged Equity Fund	25,814	N/A	N/A
International Basic Materials Sector Fund	670,355	2,037,349	16,011
International Energy Sector Fund	1,249,410	1,852,260	—
International Utilities Sector Fund	1,445,458	2,592,420	—
International Real Estate Fund	7,422,149	2,071,270	—
*	Includes short-term capital gains.

146	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

At March 31, 2010, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Total
DEFA Fund	$—	$1,113,913	$31,593,366	$187,019,410	$219,726,689
DEFA Equity Income Fund	3,223	1,088,572	24,469,991	41,582,445	67,144,231
Global Equity Income Fund	—	251,233	6,927,464	15,414,669	22,593,366
Europe SmallCap Dividend Fund	—	1,116,689	6,092,078	16,382,086	23,590,853
Japan Total Dividend Fund	61,971	147,026	456,605	3,305,242	3,970,844
World ex-U.S. Growth Fund	60,955	723,789	3,657,374	8,823,117	13,265,235
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	13,069,045	16,319,551
Pacific ex-Japan Total Dividend Fund	2,486	434,717	1,942,155	11,545,171	13,924,529
Pacific ex-Japan Equity Income Fund	—	292,646	2,237,436	10,381,107	12,911,189
International LargeCap Dividend Fund	12,856	911,666	10,714,056	21,950,675	33,589,253
International Dividend ex-Financials Fund	—	1,247,174	40,771,676	106,422,557	148,441,407
International MidCap Dividend Fund	—	2,200,353	10,045,031	49,400,362	61,645,746
International SmallCap Dividend Fund	—	2,417,649	31,684,635	176,124,517	210,226,801
Emerging Markets Equity Income Fund	—	166,963	3,240,763	32,150,807	35,558,533
Emerging Markets SmallCap Dividend Fund	—	—	4,224,150	9,367,814	13,591,964
Middle East Dividend Fund	—	—	41,648	6,522,827	6,564,475
International Hedged Equity Fund	—	—	—	208,267	208,267
International Basic Materials Sector Fund	—	606,109	911,737	12,348,688	13,866,534
International Energy Sector Fund	—	45,822	1,245,793	4,858,681	6,150,296
International Utilities Sector Fund	—	13,301	1,722,994	5,793,876	7,530,171
International Real Estate Fund		261,244	12,351,482	23,011,711	35,624,437

Capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2010, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October PFIC Losses	Post-October Currency Losses	Post-October Capital Losses
DEFA Fund	$—	$11,108	$154,337
DEFA Equity Income Fund	5,676	29,138	414,401
Global Equity Income Fund	—	—	48,433
Europe SmallCap Dividend Fund	2,235	5,889	248,718
Japan Total Dividend Fund	—	—	86,258
World ex-U.S. Growth Fund	—	7,320	—
Japan SmallCap Dividend Fund	—	—	541,381
Pacific ex-Japan Total Dividend Fund	26,361	33,037	137,005
Pacific ex-Japan Equity Income Fund	311,654	20,451	59,432
International LargeCap Dividend Fund	—	30,373	45,470
International Dividend ex-Financials Fund	—	31,185	—
International MidCap Dividend Fund	—	12,551	1,006,768
International SmallCap Dividend Fund	—	107,849	2,612,603
Emerging Markets Equity Income Fund	—	62,575	—
Emerging Markets SmallCap Dividend Fund	—	108,731	35,006
Middle East Dividend Fund	—	23,566	16,660
International Hedged Equity Fund	—	—	—
International Basic Materials Sector Fund	—	1,634	5
International Energy Sector Fund	705	11,851	792,695
International Utilities Sector Fund	—	6,430	2
International Real Estate Fund	—	3,127	1,485,607

WisdomTree International Dividend and Sector Funds	147

Notes to Financial Statements (continued)

At March 31, 2010, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/ (Loss)	Paid-in Capital
DEFA Fund	$565,225	$(53,758,549)	$53,193,324
DEFA Equity Income Fund	199,147	(2,063,282)	1,864,135
Global Equity Income Fund	53,582	(4,092,486)	4,038,904
Europe SmallCap Dividend Fund	51,399	(847,881)	796,482
Japan Total Dividend Fund	74,260	(2,884,081)	2,809,821
World ex-U.S. Growth Fund	111,386	(149,597)	38,211
Japan SmallCap Dividend Fund	72,160	(749,184)	677,024
Pacific ex-Japan Total Dividend Fund	115,944	(8,360,954)	8,245,010
Pacific ex-Japan Equity Income Fund	73,620	(3,517,663)	3,444,043
International LargeCap Dividend Fund	30,494	(1,803,882)	1,773,388
International Dividend ex-Financials Fund	78,060	1,549,236	(1,627,296)
International MidCap Dividend Fund	317,140	3,213,605	(3,530,745)
International SmallCap Dividend Fund	564,299	(5,495,347)	4,931,048
Emerging Markets Equity Income Fund	1,209,138	(2,015,245)	806,107
Emerging Markets SmallCap Dividend Fund	1,591,501	(3,345,486)	1,753,985
Middle East Dividend Fund	(42,829)	42,829	—
International Hedged Equity Fund	152,569	(152,569)	—
International Basic Materials Sector Fund	20,204	(1,356,490)	1,336,286
International Energy Sector Fund	13,835	(174,705)	160,870
International Utilities Sector Fund	9,129	3,688,278	(3,697,407)
International Real Estate Fund	181,600	4,846,638	(5,028,238)
The differences are primarily due to redemptions-in-kind, currency gain/loss and Passive Foreign Investment Companies (“PFICs”).

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2010, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the four year period ended March 31, 2010, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 31, 2010 are as follows:

Affiliated Fund Name	Value at 3/31/2009	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2010	Dividend Income
DEFA Fund*
Europe Total Dividend Fund	$—	$265,303,510	$301,435,629	$—	$7,147,274
Japan Total Dividend Fund	—	49,765,939	53,116,395	—	628,803
Pacific ex-Japan Total Dividend Fund	—	56,357,438	68,479,712	—	1,498,620
Total	$—	$371,426,887	$423,031,736	$—	$9,274,697
Global Equity Income Fund*
DEFA Equity Income Fund	$—	$21,736,553	$23,718,037	$—	$551,489
Emerging Markets Equity Income Fund	—	4,588,735	5,358,536	—	114,399
Equity Income Fund	—	9,570,281	10,861,568	—	205,765
Total	$—	$35,895,569	$39,938,141	$—	$871,653

148	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Affiliated Fund Name	Value at 3/31/2009	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2010	Dividend Income
World ex-U.S. Growth Fund
India Earnings Fund	$—	$328,051	$—	$358,979	$56
Emerging Markets SmallCap Dividend Fund
India Earnings Fund	$—	$2,293,122	$—	$2,728,210	$3,771
International Hedged Equity Fund**
Europe Total Dividend Fund	$—	$3,410,817	$3,225,892	$—	$—
Japan Total Dividend Fund	—	557,296	566,799	—	—
Pacific ex-Japan Total Dividend Fund	—	741,350	709,637	—	—
Total	$—	$4,709,463	$4,502,328	$—	$—
*	Operated as a Fund of Fund from June 19, 2009 through January 28, 2010.
**	Operated as a Fund of Fund from commencement of investment operation (December 31, 2009) through January 28, 2010.

As of March 31, 2010, the sub-adviser owed to the Middle East Dividend Fund $26,683 in connection with the sub-adviser’s treatment of a rights offering.

8. SUBSEQUENT EVENT

Effective April 1, 2010, the WisdomTree Japan Total Dividend Fund (Ticker Symbol: DXJ) was renamed the WisdomTree Japan Hedged Equity Fund. The Fund continues to be a Japan “total market” Fund, but will now also seek to hedge against fluctuations between the value of the Japanese yen and the U.S. dollar.

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

WisdomTree International Dividend and Sector Funds	149

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree World ex-US Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund (twenty-one of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2010, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree World ex-US Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Middle East Dividend Fund, WisdomTree International Hedged Equity Fund, WisdomTree International Basic Materials Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund of WisdomTree Trust at March 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2010

150	WisdomTree International Dividend and Sector Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 19, 2010, the Board of Trustees re-approved the Investment Advisory Agreement for each Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board also re-approved the Sub-Advisory Agreement between WTAM and Mellon Capital Management (“MCM”), on behalf of each Fund, using essentially the same criteria it used in connection with the Advisory Agreement. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian, transfer agent and securities lending agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement for each Fund.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the re-approval of the Advisory Agreements and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreements and Sub-Advisory Agreements.

WisdomTree International Dividend and Sector Funds	151

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree DEFA Fund
June 16, 2006 – March 31, 2010	0 – 24.9	129	12.70%	67	6.60%
	25 – 49.9	186	18.33%	57	5.62%
	50 – 74.9	170	16.75%	41	4.04%
	75 – 99.9	94	9.26%	30	2.96%
	100 – 124.9	52	5.12%	24	2.36%
	125 – 174.9	56	5.52%	32	3.15%
	175 – 199.9	10	0.99%	8	0.79%
	200 – 249.9	15	1.48%	9	0.89%
	>250	18	1.77%	17	1.67%
	Total	730	71.92%	285	28.08%
WisdomTree DEFA Equity Income Fund
June 16, 2006 – March 31, 2010	0 – 24.9	125	12.32%	107	10.55%
	25 – 49.9	144	14.19%	92	9.06%
	50 – 74.9	138	13.60%	48	4.73%
	75 – 99.9	89	8.77%	39	3.84%
	100 – 124.9	41	4.04%	32	3.15%
	125 – 174.9	38	3.74%	36	3.55%
	175 – 199.9	12	1.18%	11	1.08%
	200 – 249.9	13	1.28%	17	1.67%
	>250	19	1.87%	14	1.38%
	Total	619	60.99%	396	39.01%
WisdomTree Global Equity Income Fund
June 16, 2006 – March 31, 2010	0 – 24.9	157	15.48%	100	9.85%
	25 – 49.9	173	17.04%	52	5.12%
	50 – 74.9	140	13.79%	43	4.24%
	75 – 99.9	101	9.95%	36	3.55%
	100 – 124.9	58	5.71%	20	1.97%
	125 – 174.9	47	4.63%	22	2.17%
	175 – 199.9	8	0.79%	5	0.49%
	200 – 249.9	12	1.18%	7	0.69%
	>250	18	1.77%	16	1.58%
	Total	714	70.34%	301	29.66%
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	129	12.72%	105	10.35%
	25 – 49.9	112	11.03%	106	10.44%
	50 – 74.9	101	9.95%	68	6.70%
	75 – 99.9	55	5.42%	63	6.21%
	100 – 124.9	29	2.86%	59	5.81%
	125 – 174.9	32	3.15%	67	6.60%
	175 – 199.9	7	0.69%	19	1.87%
	200 – 249.9	12	1.18%	12	1.18%
	>250	13	1.28%	26	2.56%
	Total	490	48.28%	525	51.72%

152	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Japan Total Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	99	9.76%	86	8.48%
	25 –49.9	101	9.95%	68	6.70%
	50 –74.9	100	9.85%	53	5.22%
	75 –99.9	85	8.37%	44	4.33%
	100 –124.9	51	5.02%	34	3.35%
	125 –174.9	60	5.91%	69	6.80%
	175 –199.9	23	2.27%	13	1.28%
	200 –249.9	22	2.17%	19	1.87%
	>250	33	3.25%	55	5.42%
	Total	574	56.55%	441	43.45%
WisdomTree World ex–U.S. Growth Fund
June 16, 2006 – March 31, 2010	0 – 24.9	102	10.05%	98	9.65%
	25 – 49.9	107	10.54%	66	6.50%
	50 – 74.9	110	10.84%	56	5.52%
	75 – 99.9	82	8.08%	50	4.93%
	100 – 124.9	46	4.53%	34	3.35%
	125 – 174.9	49	4.83%	52	5.12%
	175 – 199.9	12	1.18%	20	1.97%
	200 – 249.9	21	2.07%	30	2.96%
	>250	34	3.35%	46	4.53%
	Total	563	55.47%	452	44.53%
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	107	10.53%	64	6.31%
	25 – 49.9	121	11.92%	75	7.39%
	50 – 74.9	95	9.36%	48	4.73%
	75 – 99.9	80	7.88%	52	5.12%
	100 – 124.9	64	6.31%	32	3.15%
	125 – 174.9	64	6.31%	63	6.21%
	175 – 199.9	16	1.58%	11	1.08%
	200 – 249.9	21	2.07%	31	3.05%
	>250	35	3.45%	36	3.55%
	Total	603	59.41%	412	40.59%
WisdomTree Pacific ex-Japan Total Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	106	10.45%	85	8.38%
	25 – 49.9	135	13.31%	72	7.09%
	50 – 74.9	80	7.88%	47	4.63%
	75 – 99.9	80	7.88%	40	3.94%
	100 – 124.9	51	5.02%	34	3.35%
	125 – 174.9	65	6.40%	44	4.33%
	175 – 199.9	21	2.07%	16	1.58%
	200 – 249.9	24	2.36%	32	3.15%
	>250	30	2.96%	53	5.22%
	Total	592	58.33%	423	41.67%
WisdomTree Pacific ex–Japan Equity Income Fund
June 16, 2006 – March 31, 2010	0 – 24.9	111	10.94%	81	7.98%
	25 – 49.9	114	11.23%	72	7.09%
	50 – 74.9	91	8.97%	46	4.53%
	75 – 99.9	76	7.49%	46	4.53%
	100 – 124.9	49	4.83%	36	3.55%
	125 – 174.9	60	5.91%	53	5.22%
	175 – 199.9	16	1.58%	17	1.67%
	200 – 249.9	26	2.56%	26	2.56%
	>250	28	2.76%	67	6.60%
	Total	571	56.27%	444	43.73%

WisdomTree International Dividend and Sector Funds	153

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International LargeCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	141	13.88%	90	8.87%
	25 – 49.9	183	18.03%	53	5.22%
	50 – 74.9	130	12.81%	43	4.24%
	75 – 99.9	100	9.85%	31	3.05%
	100 – 124.9	52	5.12%	31	3.05%
	125 – 174.9	55	5.42%	28	2.76%
	175 – 199.9	10	0.99%	9	0.89%
	200 – 249.9	14	1.38%	8	0.79%
	>250	23	2.27%	14	1.38%
	Total	708	69.75%	307	30.25%
WisdomTree International Dividend ex-Financials Fund
June 16, 2006 – March 31, 2010	0 – 24.9	127	12.50%	94	9.26%
	25 – 49.9	155	15.27%	73	7.19%
	50 – 74.9	152	14.98%	48	4.73%
	75 – 99.9	66	6.50%	26	2.56%
	100 – 124.9	55	5.42%	36	3.55%
	125 – 174.9	45	4.43%	46	4.53%
	175 – 199.9	15	1.48%	16	1.58%
	200 – 249.9	10	0.99%	10	0.99%
	>250	15	1.48%	26	2.56%
	Total	640	63.05%	375	36.95%
WisdomTree International MidCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	129	12.70%	111	10.93%
	25 – 49.9	151	14.88%	97	9.56%
	50 – 74.9	145	14.29%	39	3.84%
	75 – 99.9	55	5.42%	37	3.65%
	100 – 124.9	51	5.02%	30	2.96%
	125 – 174.9	40	3.94%	47	4.63%
	175 – 199.9	15	1.48%	12	1.18%
	200 – 249.9	6	0.59%	13	1.28%
	>250	16	1.58%	21	2.07%
	Total	608	59.90%	407	40.10%
WisdomTree International SmallCap Dividend Fund
June 16, 2006 – March 31, 2010	0 – 24.9	115	11.33%	74	7.29%
	25 – 49.9	147	14.48%	68	6.71%
	50 – 74.9	136	13.40%	31	3.06%
	75 – 99.9	108	10.64%	32	3.15%
	100 – 124.9	77	7.59%	27	2.66%
	125 – 174.9	73	7.19%	25	2.46%
	175 – 199.9	20	1.97%	11	1.08%
	200 – 249.9	14	1.38%	19	1.87%
	>250	24	2.36%	14	1.38%
	Total	714	70.34%	301	29.66%

154	WisdomTree International Dividend and Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Emerging Markets Equity Income Fund
July 13, 2007 – March 31, 2010	0 – 24.9	53	7.10%	54	7.24%
	25 – 49.9	55	7.37%	32	4.29%
	50 – 74.9	84	11.26%	18	2.41%
	75 – 99.9	74	9.92%	27	3.62%
	100 – 124.9	64	8.58%	21	2.82%
	125 – 174.9	98	13.14%	24	3.22%
	175 – 199.9	32	4.29%	11	1.47%
	200 – 249.9	27	3.62%	10	1.34%
	>250	37	4.96%	25	3.35%
	Total	524	70.24%	222	29.76%
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 – March 31, 2010	0 – 24.9	58	8.66%	41	6.11%
	25 – 49.9	59	8.81%	24	3.58%
	50 – 74.9	64	9.55%	30	4.48%
	75 – 99.9	52	7.76%	21	3.13%
	100 – 124.9	58	8.66%	25	3.73%
	125 – 174.9	74	11.04%	19	2.84%
	175 – 199.9	27	4.03%	6	0.90%
	200 – 249.9	35	5.22%	11	1.64%
	>250	46	6.87%	20	2.99%
	Total	473	70.60%	197	29.40%
WisdomTree Middle East Dividend Fund
July 16, 2008 – March 31, 2010	0 – 24.9	14	2.85%	12	2.44%
	25 – 49.9	35	7.11%	15	3.04%
	50 – 74.9	29	5.89%	8	1.63%
	75 – 99.9	29	5.89%	6	1.22%
	100 – 124.9	37	7.52%	3	0.61%
	125 – 174.9	64	13.01%	11	2.24%
	175 – 199.9	30	6.10%	1	0.20%
	200 – 249.9	52	10.57%	8	1.63%
	>250	123	25.00%	15	3.05%
	Total	413	83.94%	79	16.06%
WisdomTree International Hedged Equity Income Fund
June 16, 2006 – March 31, 2010	0 – 24.9	8	12.90%	2	3.23%
	25 – 49.9	10	16.13%	0	0.00%
	50 – 74.9	13	20.97%	1	1.61%
	75 – 99.9	13	20.97%	2	3.23%
	100 – 124.9	8	12.90%	0	0.00%
	125 – 174.9	3	4.84%	1	1.61%
	175 – 199.9	0	0.00%	0	0.00%
	200 – 249.9	0	0.00%	0	0.00%
	>250	1	1.61%	0	0.00%
	Total	56	90.32%	6	9.68%

WisdomTree International Dividend and Sector Funds	155

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International Basic Materials Sector Fund
October 13, 2006 – March 31, 2010	0 – 24.9	112	12.02%	100	10.73%
	25 – 49.9	113	12.12%	64	6.87%
	50 – 74.9	124	13.31%	52	5.58%
	75 – 99.9	78	8.37%	33	3.54%
	100 – 124.9	55	5.90%	25	2.68%
	125 – 174.9	43	4.61%	41	4.40%
	175 – 199.9	13	1.39%	12	1.29%
	200 – 249.9	11	1.18%	15	1.61%
	>250	20	2.15%	21	2.25%
	Total	569	61.05%	363	38.95%
WisdomTree International Energy Sector Fund
October 13, 2006 – March 31, 2010	0 – 24.9	81	8.68%	76	8.15%
	25 – 49.9	97	10.41%	69	7.40%
	50 – 74.9	90	9.66%	51	5.47%
	75 – 99.9	85	9.12%	29	3.11%
	100 – 124.9	83	8.91%	31	3.33%
	125 – 174.9	71	7.62%	47	5.04%
	175 – 199.9	16	1.72%	15	1.61%
	200 – 249.9	22	2.36%	9	0.97%
	>250	26	2.79%	34	3.65%
	Total	571	61.27%	361	38.73%
WisdomTree International Utilities Sector Fund
October 13, 2006 – March 31, 2010	0 – 24.9	81	8.69%	71	7.62%
	25 – 49.9	124	13.30%	48	5.15%
	50 – 74.9	123	13.20%	53	5.69%
	75 – 99.9	104	11.16%	48	5.15%
	100 – 124.9	55	5.90%	30	3.22%
	125 – 174.9	48	5.15%	51	5.47%
	175 – 199.9	17	1.82%	12	1.29%
	200 – 249.9	11	1.18%	11	1.18%
	>250	16	1.72%	29	3.11%
	Total	579	62.12%	353	37.88%
WisdomTree International Real Estate Fund
June 5, 2007 – March 31, 2010	0 – 24.9	81	10.48%	62	8.02%
	25 – 49.9	98	12.68%	47	6.08%
	50 – 74.9	83	10.74%	26	3.36%
	75 – 99.9	58	7.50%	28	3.62%
	100 – 124.9	48	6.21%	31	4.01%
	125 – 174.9	57	7.37%	31	4.01%
	175 – 199.9	22	2.85%	21	2.72%
	200 – 249.9	16	2.07%	11	1.42%
	>250	22	2.85%	31	4.01%
	Total	485	62.75%	288	37.25%
*	Basis point (bps), is a unit that is equal to 1/100th of 1%.

156	WisdomTree International Dividend and Sector Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer†	Other Directorships Held by Trustee/Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	42	None.

Amit Muni (1969)	Treasurer,* Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	42	None.

Richard Morris (1967)	Secretary,* Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	42	None.

†	As of March 31, 2010.

*	Elected by and serves at the pleasure of the Board of Trustees.

WisdomTree International Dividend and Sector Funds	157

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	42	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	42	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor - 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	42	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of Stanford University’s Hoover Institution.

†	As of March 31, 2010.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

158	WisdomTree International Dividend and Sector Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2010, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
DEFA Fund	$18,295,047
DEFA Equity Income Fund	4,793,856
Global Equity Income Fund	1,569,758
Europe SmallCap Dividend Fund	830,043
Japan Total Dividend Fund	1,035,137
World ex-U.S. Growth Fund	740,941
Japan SmallCap Dividend Fund	1,692,141
Pacific ex-Japan Total Dividend Fund	2,472,271
Pacific ex-Japan Equity Income Fund	3,363,413
International LargeCap Dividend Fund	4,074,318
International Dividend ex-Financials Fund	4,766,835
International MidCap Dividend Fund	3,717,184
International SmallCap Dividend Fund	10,204,715
Emerging Markets Equity Income Fund	7,865,835
Emerging Markets SmallCap Dividend Fund	3,606,327
Middle East Dividend Fund	409,314
International Hedged Equity Fund	7,674
International Basic Materials Sector Fund	589,583
International Energy Sector Fund	954,464
International Utilities Sector Fund	1,374,550
International Real Estate Fund	1,643,450

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2010 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$8,033,479	$750,293
DEFA Equity Income Fund	4,274,631	267,193
Global Equity Income Fund	573,065	62,821
Europe SmallCap Dividend Fund	824,681	57,366
Japan Total Dividend Fund	1,339,615	100,822
World ex-U.S. Growth Fund	641,601	19,699
Japan SmallCap Dividend Fund	2,278,261	171,394
Pacific ex-Japan Total Dividend Fund	3,592,365	60,742
Pacific ex-Japan Equity Income Fund	3,550,329	58,551
International LargeCap Dividend Fund	3,485,285	242,302
International Dividend ex-Financials Fund	4,230,438	304,865
International MidCap Dividend Fund	3,408,014	284,988
International SmallCap Dividend Fund	11,214,314	758,314
Emerging Markets Equity Income Fund	13,506,260	1,757,175
Emerging Markets SmallCap Dividend Fund	6,124,382	951,127
Middle East Dividend Fund	449,773	10,675
International Hedged Equity Fund	46,127	4,562

WisdomTree International Dividend and Sector Funds	159

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
International Basic Materials Sector Fund	$593,281	$30,576
International Energy Sector Fund	803,943	50,016
International Utilities Sector Fund	1,226,855	242,115
International Real Estate Fund	2,917,504	204,970

160	WisdomTree International Dividend and Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend and Sector Funds	161

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2010:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

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WisdomTree International Dividend and Sector ETFs

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Global Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree International Hedged Equity Fund

WisdomTree International Basic Materials Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002528 (05/2011)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2010, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1).

(b) Not applicable.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-two funds of the Registrant for which the fiscal year-end is March 31, 2010 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2010 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2010: $664,511

2009: $857,500

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2010 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2010: $0

2009: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2010 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2010: $358,000

2009: $323,598

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2010 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2010: $154,720

2009: $123,090

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2010 are as follows:

2010: $512,720

2009: $446,688

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	June 8, 2010

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	June 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date:	June 8, 2010

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date:	June 8, 2010